UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4000

SUMMIT MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

1876 Waycross Road, Cincinnati, OH 45240
Address of principal executive offices) (Zip code)

John F. Labmeier, Esq.
The Union Central Life Insurance Company
P.O. Box 40888
Cincinnati, Ohio 45240
(Name and address of agent for service)

(513) 595-2600
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: December 31, 2006

Item 1. Report to Stockholders.

BLANK PAGE

Summit Mutual Funds, Inc. - Pinnacle Series
ANNUAL REPORT - TABLE OF CONTENTS

Message from the President	1
Portfolio Expenses	2

Portfolio Managers’ Reports and Financial Statements:
Zenith Portfolio	3
Bond Portfolio	9
S&P 500 Index Portfolio	17
S&P MidCap 400 Index Portfolio	27
Balanced Index Portfolio	37
Nasdaq-100 Index Portfolio	48
Russell 2000 Small Cap Index Portfolio	55
EAFE International Index Portfolio	78
Lehman Aggregate Bond Index Portfolio	92

Notes to Financial Statements	99

Report of Independent Registered Public Accounting Firm	104

Important Considerations about Investing in Summit Mutual Funds

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolios voted portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-546-FUND, or on the Portfolios’ website at www.summitfunds.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Portfolios file a complete Schedule of Investments in Securities with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Q is available on the SEC’s website at www.sec.gov. The Portfolios’ Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Mutual fund investing involves risk. Principal loss is possible.

The Bond Portfolio, Balanced Index Portfolio, and Lehman Aggregate Bond Index Portfolio invest in debt securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Investments by the Bond Portfolio in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.

Because the S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, EAFE International Index Portfolio, and Lehman Aggregate Bond Index Portfolio (collectively, the “Index Portfolios”) have expenses, and their corresponding indexes do not, the Index Portfolios may be unable to replicate precisely the performance of their corresponding indexes. While the Index Portfolios remain small, they may have a greater risk that their performance will not match that of the corresponding indexes.

All indexes listed in the report are unmanaged, and are not available for direct investment.

The Manager Comments provided in this report reflect the opinions of the Portfolio’s Managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

This report has been prepared for the information of Contract owners and is not authorized for distribution to prospective purchasers of contracts unless it is preceded or accompanied by an effective prospectus for Summit Mutual Funds, Inc.

(BLANK PAGE )

Summit Mutual Funds, Inc.
MESSAGE FROM THE PRESIDENT

We are pleased to send you Summit Mutual Funds’ 2006 Annual Report for the twelve-month period ended December 31, 2006. We welcome new and thank existing investors in the Summit Funds. We strive to help you reach your financial goals.

Financial markets performed well over the last 12 months, providing positive returns in all of the major domestic stock and bond indexes. International equities, as measured by the EAFE International Index, outperformed the U.S. domestic market over the past year. In the fixed income arena, high yield indexes outperformed the broader, investment grade fixed income indexes, such as the Lehman Aggregate Bond Index. Both indexes provided positive returns, but investors showed a clear preference for the higher risk, higher yielding bonds over the last twelve months.

While the economy is slowing, corporate profits remain healthy and inflation remains under control, providing a nice backdrop for financial assets. After consistently growing in the 3%-4% range for the last few years, Gross Domestic Product (GDP) grew at an annual rate of only 1.6% in the third quarter of 2006. It appears that 4th quarter GDP will come in a bit stronger, but it is still unclear at this point in time if the economy will moderate or reaccelerate in the months ahead. Commodity prices have stabilized after large increases over the last few years and have begun to retreat in some areas, particularly oil and natural gas. This gives some credence to the Federal Reserve Bank’s position that inflation pressures will ease in coming quarters.

The Federal Reserve paused during 2006 after seventeen consecutive increases in the Fed Funds rate.  Chairman Bernanke believes that he can engineer a soft landing where economic growth continues and inflationary pressures abate.

For the twelve-month period ended December 31st, the large cap S&P 500 Index advanced 15.79%, the S&P MidCap 400 Index improved 10.32% and the small cap Russell 2000 Index rose 18.37%. Mid cap stocks have clearly lagged, after outperforming large cap stocks for the last several years.  Other market sectors such as the large cap growth Nasdaq-100 Index gained 7.28% while the international EAFE Index (in U.S. dollars and net of foreign taxes) climbed 26.34%. Growth stocks continued to under-perform value stocks, which is a trend that is better than 5 years old.

“Maintain the proper perspective (and) have realistic expectations . . .”

Fixed income markets provided positive returns over the last twelve months, but the magnitude was muted slightly by rising interest rates.  Intermediate interest rates rose in the range of .31% to .35% depending on the part of the curve one was exposed to.  Short-term rates rose even further, as the Federal Reserve raised the Fed Funds rate for most of the period, until recently announcing a pause. The yield curve remains slightly inverted from 2 years to 10 years, with the 2 year Treasury rate at 4.81% at December 31, 2006 and the 10 year rate at 4.70%. Yield curves do not stay inverted forever, and historically have often signaled a slowdown in economic growth. It is therefore not surprising to see third quarter GDP come in at lower levels than previous quarters, as the yield curve has been flat to slightly inverted for most of calendar year 2006. In this environment, the Lehman Aggregate Bond Index provided a positive return of 4.33% over the last twelve months. The high yield market provided an even higher return of 11.77% as measured by the Merrill Lynch High Yield Master II Index uring the same period, as investors clearly preferred higher risk, higher return assets over the last twelve months.

“Proper diversification of your investments . . . is an important component of achieving your long-term investment goals.”

Looking out into 2007, economic forecasts indicate a slight softening in the U.S. economy and the potential for lower short-term interest rates, if inflation pressures abate. One of the key drivers will be the housing market, which has slowed materially over the last six to twelve months. Time will tell if the slowdown in housing is contained to that sector of the economy, or if it is simply a precursor for a slowdown in the entire economy. The answer will shape the landscape for financial markets over the next twelve months.

Our message, however, remains the same going into 2007. Maintain the proper perspective, have realistic expectations and ensure that your investment strategy is appropriate for your risk tolerance and time horizon.  Concepts such as asset allocation and portfolio rebalancing are critical. Proper diversification of your investments, both within and across asset ectors, is an important component of achieving your long-term investment goals. Summit Mutual Funds provides a solid foundation for diversified investment planning with choices across quity and fixed-income styles.

Thank you for choosing Summit Funds and for the trust that you have placed in us.

Best regards,

Steven R. Sutermeister
President

Summit Mutual Funds, Inc. - Pinnacle Series
2006 ANNUAL REPORT - PORTFOLIO EXPENSES

As a contract owner of the Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The Example does not reflect expenses associated with insurance company separate accounts or your insurance contract.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 30, 2006 through December 31, 2006.

Actual Expenses
The first section of the table below provides information about actual account values and actual net expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio, net of fee waivers and expense reimbursements, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The information below is net of any applicable fee waivers and/or expense reductions, which lower expenses and increase performance. Please note that the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid *
	Beginning	Ending	Annualized	During Period
	Account Value	Account Value	Expense	July 1, 2006 to
Portfolio	July 1, 2006	December 31, 2006	Ratio	December 31, 2006

Based on Actual Return
Zenith Portfolio	$ 1,000.00	$1,147.90	0.90%	$4.87
Bond Portfolio	1,000.00	1,052.40	0.76%	3.93
S&P 500 Index Portfolio	1,000.00	1,125.10	0.39%	2.09
S&P Midcap 400 Index Portfolio	1,000.00	1,055.30	0.51%	2.64
Balanced Index Portfolio	1,000.00	1,093.00	0.60%	3.17
Nasdaq-100 Index Portfolio	1,000.00	1,114.80	0.65%	3.46
Russell 2000 Small Cap Index Portfolio Class I	1,000.00	1,090.10	0.68%	3.58
Russell 2000 Small Cap Index Portfolio Class F	1,000.00	1,088.80	0.87%	4.58
EAFE International Index Portfolio	1,000.00	1,139.80	0.95%	5.12
Lehman Aggregate Bond Index Portfolio	1,000.00	1,043.70	0.62%	3.19

Based on Hypothetical Return
(5% return before expenses)
Zenith Portfolio	$1,000.00	$1,020.67	0.90%	$4.58
Bond Portfolio	1,000.00	1,021.37	0.76%	3.87
S&P 500 Index Portfolio	1,000.00	1,023.24	0.39%	1.99
S&P Midcap 400 Index Portfolio	1,000.00	1,022.63	0.51%	2.60
Balanced Index Portfolio	1,000.00	1,022.18	0.60%	3.06
Nasdaq-100 Index Portfolio	1,000.00	1,021.93	0.65%	3.31
Russell 2000 Small Cap Index Portfolio Class I	1,000.00	1,021.78	0.68%	3.47
Russell 2000 Small Cap Index Portfolio Class F	1,000.00	1,020.82	0.87%	4.43
EAFE International Index Portfolio	1,000.00	1,020.42	0.95%	4.84
Lehman Aggregate Bond Index Portfolio	1,000.00	1,022.08	0.62%	3.16

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Summit Mutual Funds, Inc. - Pinnacle Series
ZENITH PORTFOLIO

Summit Zenith Portfolio - Average Annual Total Return

1-Year	5-Year	10-Year
23.12%	9.51%	8.32%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	James McGlynn
Yvonne M. Bishop
Inception Date:	August 15, 1984
Total Net Assets:	$62.43 Million
Number of Equity Holdings:	59
Median Cap Size:	$41,369 (in millions)
Average Price-to-book Ratio:	2.23 x
Dividend Yield:	2.18%
Average Price-to-earnings Ratio:
Summit Pinnacle Zenith Portfolio	14.2 x
S&P 500 Index	17.1 x

Top 10 Equity Holdings

(% of net assets)
ConocoPhillips	2.89%
Chevron Corp.	2.71%
Citigroup, Inc.	2.64%
Unilever NV - ADR	2.61%
Bank of America Corp.	2.48%
Genworth Financial, Inc.	2.47%
Tyco International Ltd.	2.31%
Home Depot, Inc.	2.30%
Honeywell International, Inc.	2.22%
UnitedHealth Group, Inc.	2.22%

Sector Allocations

Summit Mutual Funds, Inc. - Pinnacle Series
ZENITH PORTFOLIO

Objective - Seeks long-term appreciation of capital by investing in common stocks and other equity securities with values that are, at present, not fully recognized by the market.

Strategy - The Summit Pinnacle Zenith Portfolio (the “Portfolio”) will remain in a highly invested position ranging from 86% to 98%. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases as new opportunities arise.

Managers’ Comments:

The Zenith Portfolio’s total return performance for the period beginning January 1, 2006, ending December 31, 2006, was 23.12% (before the impact of any product or contract-level fees) versus 22.25% for the Russell 1000 Value Index (the “Index”) and 15.79% for the Standard & Poor’s 500 Stock Index.

The Federal Reserve finally ceased raising the federal funds rate mid-year topping out at 5.25%. For perspective, the rate had been lowered to 1% in June 2003, and was increased seventeen times in 0.25% increments each time. Six months have elapsed with no changes to the rate, so there is constant chatter that the economy is either slowing and rates will be cut by mid-year, or inflation is heating up, the economy is too strong and rates will have to be increased. From the Federal Reserve’s perspective that is about as good as it gets - not growing too fast and not too much inflation. Housing is weaker as economists forecasted, but economic growth and employment have remained acceptable. Another factor for the Federal Reserve to consider is the influence of private equity investors acquiring companies and leveraging the assets. Apparently they think rates are low enough to acquire companies. Long-term fixed income investors have believed for some time that short rates would drop and therefore have accepted lower long-term rates. Something has to give either short interest rates will drop or bond values will have to decline to provide higher yields.

The Portfolio’s top three sector contributors to performance during the one year period ending December 31, 2006, were the Utilities, Financial Services, and Technology sectors. Sub-sector and stock selection in Utilities led to out performance relative to the Index. Our holdings were mainly focused on the Telecom group which had three out of the top ten contributors to return (Verizon, Bell South, and AT&T). Stock selection in Electrical Utilities also boosted returns. Relative out performance of the Financial Services sector can be attributed to successful stock picking in an environment in which fairly predictable rate increases turned to directional uncertainty. A significant underweight of the sector at 26% vs. 37% (as of December 31, 2006) for the Index was maintained as we believe a 37% concentration in any one sector is too high. Finally, stock selection made Technology a top contributor to performance. Cisco was the top contributor to return with strong earnings growth boosting profits.

The portfolio’s top three sector detractors to performance were the Consumer Discretionary, Energy, and Producer Durables sectors. The main reason for underperformance in the Consumer Discretionary sector was a position in Cendant. We added to this position incrementally in anticipation of the break-up of the company in the third quarter and continue to hold two of the three post-split businesses. Underperformance was partially offset by favorable stock selection in the Media sector with names such as Time Warner and News Corp benefiting from increased online advertising. An underweighting of Energy relative to the market detracted from performance, mainly as Integrated Oils outperformed. An underweight of Exploration & Production companies partially offset the portfolio’s relative underperformance in the Energy sector. Finally, Producer Durables detracted from fund performance as we were overweight in the sector as it underperformed relative to the market. An avoidance of homebuilders aided the portfolio as investors braced in for an expected slowdown in housing.

Summit Zenith Portfolio will continue to invest in companies that are temporarily out of favor and pare those which reach full valuation in the current economic environment of anticipated continued growth and more restrictive monetary policy.

Summit Mutual Funds, Inc. - Pinnacle Series
ZENITH PORTFOLIO	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	Year Ended December 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$91.78	$91.30	$80.76	$59.67	$82.75
INVESTMENT ACTIVITIES:
Net investment income / (loss)	1.42	1.35	1.47	1.17	1.11
Net realized and unrealized gains / (losses)	18.02	4.57	10.33	20.01	(18.92)
Total from Investment Activities	19.44	5.92	11.80	21.18	(17.81)
DISTRIBUTIONS:
Net investment income	(1.42)	(1.43)	(1.26)	(0.09)	(1.39)
Return of capital	—	—	—	—	(3.88)
Net realized gains	(8.68)	(4.01)	—	—	—
Total Distributions	(10.10)	(5.44)	(1.26)	(0.09)	(5.27)
Net asset value, end of period	$101.12	$91.78	$91.30	$80.76	$59.67

Total return	23.12%	6.92%	14.77%	35.56%	-23.10%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net	0.88%	0.89%	0.91%	0.93%	0.93%
Ratio of net investment income / (loss) to average net assets	1.57%	1.49%	1.74%	1.68%	1.52%
Portfolio turnover rate	61.14%	57.30%	68.59%	71.70%	56.53%
Net assets, end of period (000’s)	$62,428	$52,795	$51,864	$47,104	$38,218

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	ZENITH PORTFOLIO

DECEMBER 31, 2006
	SHARES	VALUE
COMMON STOCKS - 97.8%
Consumer Discretionary - 14.6%
Avis Budget Group, Inc.	24,490	$531,188
CBS Corp. - Class B	29,174	909,646
Gannett Co, Inc.	5,100	308,346
Home Depot, Inc.	35,800	1,437,728
Honda Motor Co. Ltd. - ADR	16,000	632,640
Idearc, Inc. (a) (c)	1,420	40,683
News Corp. - Class B (c)	29,500	656,670
Sony Corp. - ADR	28,300	1,212,089
Target Corp.	9,900	564,795
Time Warner, Inc.	61,100	1,330,758
Viacom Inc. - Class B (a)	23,274	954,932
Wyndham Worldwide Corp.(a)	16,980	543,700
		9,123,175
Consumer Staples - 6.3%
Altria Group, Inc.	14,700	1,261,554
CVS Corp.	33,800	1,044,758
Unilever NV - ADR	59,700	1,626,825
		3,933,137
Energy - 13.6%
Chevron Corp.	23,040	1,694,131
ConocoPhillips	25,042	1,801,772
Devon Energy Corp.	20,500	1,375,140
Exxon Mobil Corp.	14,600	1,118,798
Nabors Industries Ltd. (a)(c)	39,100	1,164,398
Royal Dutch Shell PLC - ADR	18,900	1,337,931
		8,492,170
Financials - 25.6%
AllianceBernstein Holding LP	17,100	1,374,840
The Allstate Corp.	15,700	1,022,227
Bank of America Corp.	28,984	1,547,456
The Bank of New York Co., Inc.	27,400	1,078,738
Berkshire Hathaway, Inc.(a)	190	696,540
Capital One Financial Corp.	11,400	875,748
Citigroup, Inc.	29,600	1,648,720
Fifth Third Bancorp (c)	32,000	1,309,760
Genworth Financial, Inc. - Class A	45,000	1,539,450
Hartford Financial Services Group, Inc.	7,100	662,501
JPMorgan Chase & Co.	19,004	917,893
Legg Mason, Inc.	8,000	760,400
Morgan Stanley	9,200	749,156
New York Community Bancorp, Inc. (c)	65,900	1,060,990
The St. Paul Travelers Cos., Inc.	13,500	724,815
		15,969,234
Health Care - 6.0%
GlaxoSmithKline PLC - ADR	23,800	1,255,688

	SHARES	VALUE
Health Care - 6.0% (Continued)
Pfizer, Inc.	43,000	$1,113,700
UnitedHealth Group, Inc.	25,800	1,386,234
		3,755,622
Industrials - 9.3%
FedEx Corp.	8,300	901,546
General Electric Co.	32,200	1,198,162
Honeywell International, Inc.	30,700	1,388,868
Ingersoll-Rand Co. Ltd. - Class A	22,200	868,686
Tyco International Ltd.	47,400	1,440,960
		5,798,222
Materials - 6.1%
The Dow Chemical Co.	32,300	1,290,062
EI Du Pont de Nemours & Co.	12,900	628,359
Newmont Mining Corp.	27,600	1,246,140
Phelps Dodge Corp.	5,200	622,544
		3,787,105
Technology - 7.2%
Cisco Systems, Inc. (a)	27,400	748,842
International Business Machines Corp.	11,700	1,136,655
Motorola, Inc.	67,100	1,379,576
Nokia OYJ - ADR	61,000	1,239,520
		4,504,593
Utilities - 9.1%
AT&T, Inc.	33,100	1,183,325
Citizens Communications Co. (c)	32,600	468,462
Dominion Resources, Inc.	12,100	1,014,464
Duke Energy Corp.	38,544	1,280,046
The Southern Co.	8,200	302,252
Sprint Corp.	20,500	387,245
Verizon Communications, Inc.	28,400	1,057,616
		5,693,410
TOTAL COMMON STOCKS
(Cost $51,175,163)		61,056,668

SHORT TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
Northern Institutional Diversified Assets Portfolio	1,533,263	1,533,263
TOTAL SHORT TERM INVESTMENTS
(Cost $1,533,263)		1,533,263
Total Investments
(Cost $52,708,426) (b) - 100.3%		62,589,931
Northern Institutional Liquid Assets Portfolio (d) - 6.4%		4,014,195
Liabilities in Excess of Other Assets - (6.7)%		(4,175,874)
TOTAL NET ASSETS - 100.0%		$62,428,252

ADR American Depository Receipt

(a)	Non Income Producing

(b)
For federal income tax purposes, cost is $52,729,221 and gross unrealized appreciation and depreciation of securities as of December 31, 2006, was $10,360,156 and $(499,446) respectively, with a net appreciation / (depreciation) of $9,860,710.

(c)	All or a portion of the security is out on loan.

(d)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $4,180,258, $4,014,195, and $315,804, respectively.

The accompanying notes are in integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
ZENITH PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006

ASSETS
Investments in securities, at value	$62,589,931
Collateral for securities loaned,
at fair value	4,014,195
Receivables:
Securities sold	1,145,405
Shares sold	20,608
Interest and dividends	84,146
Prepaid expenses and other	1,986
67,856,271
LIABILITIES
Payables:
Investment securities purchased	1,339,864
Payable upon return of securities loaned	4,014,195
Shares redeemed	3,510
Advisory fees	33,560
Professional fees	16,498
Fund accounting fees	7,357
Administration fees	5,244
Custodian fees	1,262
Other accrued expenses	6,529
5,428,019
NET ASSETS*
Paid-in capital	46,696,518
Accumulated undistributed net
investment income / (loss)	742,912
Accumulated net realized gain / (loss)
on investments	5,107,317
Net unrealized appreciation / (depreciation)
on investments	9,881,505
$62,428,252
Investments at cost	$52,708,426
Shares authorized ($.10 par value)	40,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares
Share Class	Net Assets	Outstanding
Class I	$62,428,252	617,338	$101.12

* FEDERAL TAX DATA AS OF DECEMBER 31, 2006
Percentage of ordinary distributions designated as
qualified dividend income	52.46%
Dividends received deduction for corporate shareholders	46.79%
Undistributed ordinary income	$2,186,210
Undistributed long-term gains	$3,684,814
Unrealized appreciation	$9,860,710

STATEMENT OF OPERATIONS
For the year ended December 31, 2006

INVESTMENT INCOME
Dividends	$1,385,285
Foreign dividend taxes withheld	(10,660)
Other income	4,519
1,379,144
EXPENSES
Advisory fees	360,188
Administration fees	56,279
Fund accounting fees	23,603
Professional fees	21,298
Transfer agent fees	11,307
Directors’ fees	6,873
Custodian fees	4,417
Shareholder reporting fees	4,562
Other expenses	5,476
494,003
NET INVESTMENT INCOME / (LOSS)	885,141

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	5,134,324

Net change in unrealized appreciation /
(depreciation) on investments	5,822,502

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	10,956,826

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$11,841,967

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration
Fee	Fee
0.64%	0.10%

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS	ZENITH PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31,
	2006	2005
OPERATIONS
Net investment income / (loss)	$885,141	$777,139
Net realized gain / (loss) on investments	5,134,324	4,910,752
Net change in unrealized appreciation / (depreciation) on investments	5,822,502	(2,172,750)

	11,841,967	3,515,141

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(807,599)	(815,280)
Net realized gain on investments	(4,937,705)	(2,284,000)

	(5,745,304)	(3,099,280)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	3,345,499	3,640,457
Reinvestment of distributions	5,745,304	3,099,280
Payments for shares redeemed	(5,554,370)	(6,224,313)

	3,536,433	515,424

NET INCREASE / (DECREASE) IN NET ASSETS	9,633,096	931,285
NET ASSETS
Beginning of period	52,795,156	51,863,871

End of period	$62,428,252	$52,795,156

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$742,912	$692,966

FUND SHARE TRANSACTIONS
Sold	36,256	41,288
Reinvestment of distributions	66,775	36,266
Redeemed	(60,922)	(70,395)

Net increase / (decrease) from fund share transactions	42,109	7,159

TOTAL COST OF PURCHASES OF:
Common Stocks	$33,741,714	$29,153,524

	$33,741,714	$29,153,524

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$35,520,798	$30,407,042

	$35,520,798	$30,407,042

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$2,263,647	$1,053,031
Long-term capital gains	3,481,657	2,046,249

	$5,745,304	$3,099,280

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
BOND PORTFOLIO

Summit Bond Portfolio - Average Annual Total Return
1-Year	5-Year	10-Year
5.25%	5.11%	5.58%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Gary R. Rodmaker
Michael J. Schultz
D. Scott Keller
Inception Date:	August 15, 1984
Total Net Assets:	$28.35 Million
Number of Fixed
Income Holdings:	126
Average Duration:	4.41 years
Average Maturity:	13.00 years
Average Credit Quality:	A2/A
30-day SEC Yield:	5.59%

Quality Breakdown

(% of portfolio)
AAA	40%
AA	4%
A	10%
BBB	31%
BB	7%
B	7%
CCC	1%

Sector Allocations

Summit Mutual Funds, Inc. - Pinnacle Series
BOND PORTFOLIO

Objective - Seeks a high level of current income, as is consistent with a reasonable investment risk, by investing in long-term, fixed-income, investment-grade corporate bonds.

Strategy - The Summit Pinnacle Bond Portfolio (the “Portfolio”) will invest at least 80% of its asset value in fixed income securities. The Portfolio will normally invest 75% of the value of its assets in publicly traded straight debt securities that fall within the four highest grades as rated by a national rating agency. Up to 25% of the Portfolio may be invested in below investment grade securities, convertible debt, preferred stock and other securities.

Managers’ Comments:

The Summit Pinnacle Bond Portfolio had a total return of 5.25% (after waivers and reimbursements, but before the impact of any product or contract-level fees) for the year ended December 31, 2006, compared to a total return of 4.33% for the Lehman Brothers Aggregate Index (the “Index”).

The bond market often sent mixed signals to bond investors during 2006. After 17 consecutive increases in short-term interest rates, the Federal Reserve paused at mid-year, expecting the lag effect of past increases to slow economic growth and curb inflationary pressures. Long-term interest rates responded by peaking in mid-year, then rallying sharply in the 3rd quarter before increasing to end the year. Year over year, interest rates were higher across the maturity spectrum with short-term rates experiencing the largest increases. Throughout much of 2006, there was an inverted yield curve - where short-term interest rates are higher than long-term interest rates. In the past, an inverted yield curve has often preceded an economic recession. However, recent economic reports suggest a stronger economy than anticipated. Given the mixed signals, bond investors enter 2007 divided about prospects for the economy.

The high yield sector provided the largest positive contribution to the Portfolio’s performance over the past year. The mortgage sector, lead by non-agency mortgage securities, also contributed to the Portfolio’s out performance. Mortgage-backed securities outperformed both Treasury bonds and investment-grade corporate bonds during the period. The Portfolio’s overweighting of investment-grade corporate bonds had little impact, positive or negative, on the performance of the Portfolio, although exposure to BBB rated credits had a slight positive impact during the period. Sectors that underperformed during the period were long and intermediate Treasury securities, as interest rates rose during the period

Summit continues to believe that our long-term strategy of overweighting corporate and mortgage-backed securities, while underweighting Treasury and Agency securities should result in value-added opportunities for fixed-income investors. In addition, Summit believes that by maintaining a moderate allocation to high yield securities, the Portfolio’s returns should be enhanced over time.

Summit Mutual Funds, Inc. - Pinnacle Series
BOND PORTFOLIO	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

		Year Ended December 31,
	2006	2005	2004	2003	2002

Net asset value, beginning of period	$47.07	$48.26	$48.41	$47.93	$48.15
INVESTMENT ACTIVITIES:
Net investment income / (loss)	2.52	2.42	1.67	3.25	2.70
Net realized and unrealized gains / (losses)	(0.13)	(1.42)	0.36	0.56	(0.04)
Total from Investment Activities	2.39	1.00	2.03	3.81	2.66
DISTRIBUTIONS:
Net investment income	(2.39)	(2.19)	(2.18)	(3.33)	(2.88)
Total Distributions	(2.39)	(2.19)	(2.18)	(3.33)	(2.88)
Net asset value, end of period	$47.07	$47.07	$48.26	$48.41	$47.93

Total return	5.25%	2.14%	4.29%	8.21%	5.73%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(1)	0.75%	0.75%	0.75%	0.75%	0.76%
Ratio of expenses to average net assets - gross	0.81%	0.83%	0.82%	0.81%	0.85%
Ratio of net investment income / (loss) to average net assets	5.23%	5.10%	4.05%	6.72%	5.86%
Portfolio turnover rate	79.22%	32.96%	66.03%	109.52%	54.27%
Net assets, end of period (000’s)	$28,349	$30,783	$36,300	$37,197	$35,415

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	BOND PORTFOLIO

DECEMBER 31, 2006
	SHARES	VALUE
COMMON STOCKS - 0.2%
Consumer Discretionary - 0.1%
Avado Brands, Inc. (a) (g) (i)	1,601	$19,212
Intermet Corp. (a) (g)	1,574	9,442
		28,654
Energy - 0.1%
Elk Horn Coal Co. LLC (a) (i)	66,150	38,374
TOTAL COMMON STOCKS
(Cost $86,025)		67,028

PREFERRED STOCKS - 0.6%
Consumer Discretionary - 0.6%
ION Media Networks, Inc. 14.25% Payment-in-Kind Dividend	22	165,670
TOTAL PREFERRED STOCKS
(Cost $149,350)		165,670

	PRINCIPAL AMOUNT	VALUE
ASSET BACKED SECURITIES - 2.8%
America West Airlines, Inc. - AMBAC Insured
Series 2001-1, 7.100%, 10/02/2022	$200,460	$211,987
Asset Backed Funding Certificates
Series 2005-AQ1, 5.240%, 11/25/2034	170,000	164,863
Centex Home Equity
Series 2001-B, 7.360%, 07/25/2032	51,295	51,108
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (b) (h) (i)	110,813	82,130
Stingray Pass-Through Trust
Series 2005, 5.902%, 01/12/2015 (b)	300,000	277,500
TOTAL ASSET BACKED SECURITIES
(Cost $796,853)		787,588

CORPORATE BONDS - 47.9%
Consumer Discretionary - 10.4%
Cadmus Communications Corp.
8.375%, 06/15/2014	63,000	62,685
Cox Communications, Inc.
5.450%, 12/15/2014	361,000	351,698
DaimlerChrysler North America Holding Corp.
6.500%, 11/15/2013	250,000	256,676
EchoStar DBS Corporation
6.625%, 10/01/2014	125,000	121,875
Ethan Allen Global, Inc.
5.375%, 10/01/2015 (e)	300,000	284,040
Home Depot, Inc.
5.250%, 12/16/2013	100,000	99,256
Idearc, Inc.
8.000%, 11/15/2016 (b)	100,000	101,500
Intcomex, Inc.
11.750%, 01/15/2011 (b)	125,000	123,750
MDC Holdings, Inc.
5.500%, 05/15/2013	150,000	143,416
Mohawk Industries, Inc.
6.125%, 01/15/2016 (e)	250,000	248,201
NVR, Inc.
5.000%, 06/15/2010 (e)	210,000	204,855

	PRINCIPAL AMOUNT	VALUE
Consumer Discretionary - 10.4% (Continued)
Penton Media, Inc.
10.375%, 06/15/2011	$187,000	$197,051
R.H. Donnelley Corp.
6.875%, 01/15/2013	125,000	119,844
Rental Services Corp.
9.500%, 12/01/2014 (b) (e)	32,000	33,040
TCI Communications, Inc.
8.750%, 08/01/2015	340,000	402,147
Thomson Corp.
6.200%, 01/05/2012	200,000	205,837
		2,955,871
Consumer Staples - 0.7%
Constellation Brands, Inc.
7.250%, 09/01/2016 (e)	125,000	128,437
Del Monte Corp.
6.750%, 02/15/2015 (e)	62,000	61,380
		189,817
Energy - 6.9%
Canadian Oil Sands Ltd.
5.800%, 08/15/2013 (b)	300,000	299,848
Chesapeake Energy Corp.
7.625%, 07/15/2013 (e)	125,000	131,719
6.625%, 01/15/2016	125,000	124,219
Complete Production Services
8.000%, 12/15/2016 (b)	125,000	128,125
Elk Horn Coal Co. LLC
Class A 6.500%, 01/01/2014 (i)	10,975	10,975
Class B 6.500%, 01/01/2014 Payment-in-Kind Interest (i)	6,091	6,091
Energy Transfer Partners LP
5.950%, 02/01/2015	300,000	301,701
Northwest Pipeline Corp.
8.125%, 03/01/2010	63,000	65,599
Peabody Energy Corp.
7.375%, 11/01/2016	50,000	53,250
Pemex Project Funding Master Trust
8.000%, 11/15/2011 (c) (e)	250,000	275,000
Plains All American Pipeline LP
4.750%, 08/15/2009	250,000	244,769
SemGroup LP
8.750%, 11/15/2015 (b) (e)	63,000	63,315
Tesoro Corp.
6.625%, 11/01/2015	125,000	124,062
Whiting Petroleum Corp.
7.250%, 05/051/2013	126,000	126,315
		1,954,988
Financials - 15.5%
American Express Co.
6.800%, 09/01/2066 (c)	230,000	245,258
AXA SA
5.130%, 02/06/2049 (c)	450,000	385,763
Capital One Financial Corp.
5.700%, 09/15/2011 (e)	230,000	233,409
Colonial Realty LP
6.050%, 09/01/2016 (e)	230,000	232,924
ConocoPhillips Canada Funding Co.
5.300%, 04/15/2012 (e)	230,000	229,832

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
BOND PORTFOLIO	SCHEDULE OF INVESTMENTS

	PRINCIPAL AMOUNT	VALUE
Financials - 15.5% (Continued)
Ford Motor Credit Co.
5.800%, 01/12/2009	$94,000	$92,293
8.110%, 01/13/2012 (c)	63,000	62,428
8.000%, 12/15/2016 (e)	31,000	30,633
Genworth Financial, Inc.
6.150%, 11/15/2066 (c)	150,000	149,789
Health Care Property Investors, Inc.
5.650%, 12/15/2013	230,000	226,900
Health Care REIT, Inc.
8.000%, 09/12/2012	250,000	274,797
Host Marriott LP
6.750%, 06/01/2016 (e)	125,000	125,156
iStar Financial, Inc.
5.950%, 10/15/2013 (b)	230,000	231,158
Landsbanki Islands HF
6.100%, 08/25/2011 (b) (e)	230,000	233,834
Nationwide Health Properties, Inc.
6.000%, 05/20/2015	300,000	296,100
North Front Pass-through Trust
5.810%, 12/15/2024 (b) (c) (e)	340,000	334,730
NXP BV/NXP Funding LLC
7.875%, 10/15/2014 (b) (e)	75,000	77,531
PartnerRe Finance II
6.440%, 12/01/2066 (c)	150,000	150,554
R.H. Donnelley Finance Corp I
10.875%, 12/15/2012 (b) (e)	63,000	68,670
TDS Investor Corp.
11.875%, 09/01/2016 (b) (e)	125,000	128,125
USF&G Capital II
8.470%, 01/10/2027	240,000	250,412
Ventas Realty LP
7.125%, 06/01/2015	37,000	38,850
WMC Finance USA
5.125%, 05/15/2013	200,000	196,552
Xstrata Finance Canada Ltd.
5.800%, 11/15/2016 (b)	100,000	99,710
		4,395,408
Health Care - 0.3%
DaVita, Inc.
7.250%, 03/15/2015 (e)	31,000	31,620
Genesis Healthcare Corp.
8.000%, 10/15/2013	62,000	64,635
		96,255
Industrials - 3.4%
Ametek, Inc.
7.200%, 07/15/2008	250,000	255,261
Caterpillar, Inc.
5.700%, 08/15/2016 (e)	230,000	233,211
DRS Technologies, Inc.
7.625%, 02/01/2018	32,000	32,960
Joy Global, Inc.
6.000%, 11/15/2016 (b)	225,000	223,655
Raytheon Co.
5.500%, 11/15/2012	230,000	231,443
		976,530

	PRINCIPAL AMOUNT	VALUE
Information Technology - 0.4%
Iron Mountain, Inc.
8.750%, 07/15/2018 (e)	$25,000	$26,500
Western Union Co.
5.930%, 10/01/2016 (b)	85,000	84,186
		110,686
Materials - 3.4%
Boise Cascade LLC
8.249%, 10/15/2012 (c)	32,000	32,080
Georgia-Pacific Corp.
7.125%, 01/15/2017 (b) (e)	125,000	124,688
Lubrizol Corp.
7.250%, 06/15/2025	300,000	324,300
Lyondell Chemical Co.
8.250%, 09/15/2016 (e)	125,000	131,250
Reichhold Industries, Inc.
9.000%, 08/15/2014 (b)	125,000	122,500
Reliance Steel & Aluminum Co.
6.200%, 11/15/2016 (b)	230,000	228,312
		963,130
Telecommunication Services - 3.2%
America Movil SAB de CV
5.500%, 03/01/2014	250,000	244,380
Citizens Communications Co.
6.250%, 01/15/2013 (e)	125,000	122,656
Qwest Communications International, Inc.
7.500%, 02/15/2014 (c) (e)	125,000	128,750
Telefonica Emisones SAU
6.421%, 06/20/2016	230,000	237,272
TELUS Corp.
8.000%, 06/01/2011	150,000	164,031
		897,089
Utilities - 3.7%
The AES Corp.
9.375%, 09/15/2010	125,000	135,781
Calpine Corp.
9.875%, 12/01/2011 (b) (e) (h)	125,000	135,937
Edison Mission Energy
7.500%, 06/15/2013 (b) (e)	125,000	130,625
FPL Group Capital, Inc.
6.350%, 10/01/2066 (c)	230,000	233,171
ITC Holdings Corp.
6.375%, 09/30/2036 (b)	230,000	229,363
Kern River Funding Corp.
6.676%, 07/31/2016 (b)	53,415	56,242
LCI International, Inc.
7.250%, 06/15/2007	62,000	62,155
Nevada Power Co.
6.500%, 04/15/2012	31,000	31,824
Sierra Pacific Power Co.
6.250%, 04/15/2012	31,000	31,477
		1,046,575
TOTAL CORPORATE BONDS
(Cost $13,502,683)		13,586,349

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	BOND PORTFOLIO

	PRINCIPAL AMOUNT	VALUE
MORTGAGE BACKED SECURITIES - 33.4%
Banc of America Alternative Loan Trust
Series 2003-6, 4.750%, 08/25/2018 (c)	$298,931	$274,487
Series 2003-8, 4.750%, 10/25/2018 (c)	126,175	115,093
Banc of America Funding Corp.
Series 2003-2, 6.377%, 06/25/2032 (c)	204,589	206,931
Banc of America Mortgage Securities
Series 2004-7, 4.797%, 08/25/2019 (c)	274,989	255,262
Series 2001-4, 6.750%, 04/20/2031 (c)	194,705	194,283
Series 2002-G, 7.124%, 07/20/2032 (c)	73,463	74,384
Series 2004-6, 5.500%, 07/25/2034 (c)	171,036	169,356
Chase Commercial Mortgage Securities Corp.
Series 97-2, 6.600%, 12/19/2029	627,885	632,798
Citicorp Mortgage Securities, Inc.
Series 2003-10, 4.500%, 11/25/2018	871,734	836,592
Fannie Mae Pool
Pool #254438, 5.500%, 08/01/2009	104,065	104,622
Pool #555638, 5.000%, 11/01/2009	261,615	260,907
Pool #254643, 5.500%, 01/01/2010	137,195	137,928
Pool #555520, 5.500%, 02/01/2010	54,443	54,734
Pool #254340, 5.500%, 05/01/2012	109,495	109,606
Pool #545015, 6.000%, 06/01/2016	114,490	116,194
Pool #727360, 5.500%, 08/01/2018	717,881	719,252
Series 94-019, 5.000%, 01/25/2024	108,744	108,058
Pool #481582, 6.500%, 02/01/2029	46,805	48,041
Series 2002-48B, 6.500%, 10/25/2031	1,441,597	1,451,537
Freddie Mac
Series 2810, 5.500%, 06/15/2034	414,430	412,855
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	125,598	123,672
Pool #E9-9160, 4.500%, 09/01/2018	1,887,921	1,823,944
Pool #C7-6658, 5.000%, 02/01/2033	75,194	72,682
Ginnie Mae I Pool
Pool #446760X, 6.500%, 10/15/2028	68,486	70,471
GMAC Mortgage Corp Loan Trust
Series 2004-J1, 5.250%, 04/25/2034	142,208	141,067
MASTR Asset Securitization Trust
Series 2003-9, 5.500%, 10/25/2033	62,477	62,081

	PRINCIPAL AMOUNT	VALUE
MORTGAGE BACKED SECURITIES - 33.4% (Continued)
Residential Accredit Loans, Inc.
Series 2002-QS16, 5.750%, 10/25/2017	$159,432	$156,863
Residential Funding Mortgage Securities
Series 2003-S20, 4.750%, 12/25/2018	292,616	274,075
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.118%, 09/25/2033	191,861	187,421
Structured Asset Securities Corp.
Series 2003-20, 5.387%, 07/25/2033	286,664	272,469
TOTAL MORTGAGE BACKED SECURITIES
(Cost $9,691,309)		9,467,665

U.S. TREASURY OBLIGATIONS - 12.2%
U.S. Treasury Notes - 12.2%
3.125%, 01/31/2007 (e)	80,000	79,977
4.000%, 11/15/2012 (e)	900,000	868,957
3.875%, 02/15/2013 (e)	725,000	693,876
3.625%, 05/15/2013 (e)	375,000	353,335
4.250%, 11/15/2014 (e)	750,000	727,558
4.875%, 08/15/2016 (e)	725,000	733,666
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,494,863)		3,457,369

	SHARES	VALUE
SHORT TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
Northern Institutional Diversified Assets Portfolio	546,396	$546,396
TOTAL SHORT TERM INVESTMENTS
(Cost $546,396)		546,396
Total Investments
(Cost $28,267,479) (d) - 99.0%		28,078,065
Northern Institutional Liquid Assets Portfolio (f) - 22.6%		6,396,735
Liabilities in Excess of Other Assets - (21.6)%		(6,125,616)
TOTAL NET ASSETS - 100.0%		$28,349,184

(a)	Non income producing security.

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Variable rate security.

(d)
For federal income tax purposes, cost is $28,292,281 and gross unrealized appreciation and depreciation of securities as of December 31, 2006 was $235,880 and ($450,096), respectively, with a net appreciation / (depreciation) of ($214,216).

(e)	All or a portion of the security is out on loan.

(f)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $6,490,071, $6,396,735, and $326,064, respectively.

(g)	Security is considered illiquid. The aggregate value of such securities is $28,654 or 0.1% of total net assets.

(h)	Security in default.

(i)	Valued in good faith under procedures adopted by the Board of Directors.

The accompanying notes are in integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
BOND PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006

ASSETS
Investments in securities, at value	$28,078,065
Collateral for securities loaned,
at fair value	6,396,735
Receivables:
Interest and dividends	312,034
Shares sold	9,785
Prepaid expenses and other	1,084
34,797,703
LIABILITIES
Payables:
Payable upon return of securities loaned	6,396,735
Professional fees	17,946
Advisory fees	16,210
Fund accounting fees	8,977
Administration fees	2,417
Custodian fees	1,290
Directors’ fees	28
Other accrued expenses	4,916
6,448,519
NET ASSETS*
Paid-in capital	34,722,308
Accumulated undistributed net investment
income / (loss)	215,068
Accumulated net realized gain / (loss)
on investments	(6,398,778)
Net unrealized appreciation / (depreciation)
on investments	(189,414)
$28,349,184
Investments at cost	$28,267,479
Shares authorized ($.10 par value)	30,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
Share Class	Net Assets	Shares Outstanding
Class I	$28,349,184	602,262	$47.07

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2006
	Percentage of ordinary distributions designated as
	qualified dividend income	0.23%
	Dividends received deduction for corporate shareholders	0.23%
	Undistributed ordinary income	$215,068
	Post October capital loss carryforward	$(31,527)

	Capital Loss Carryforward
	Expiring December 31:
2008	2009	2010	2012	2014
$(4,632,319)	$(119,441)	$(1,273,958)	$(75,650)	$(241,081)

STATEMENT OF OPERATIONS
For the year ended December 31, 2006

INVESTMENT INCOME
Interest	$1,694,482
Dividends	19,817
Other income	4,126
1,718,425
EXPENSES
Advisory fees	134,898
Administration fees	29,702
Fund accounting fees	27,626
Professional fees	18,210
Transfer agent fees	10,158
Custodian fees	3,944
Directors’ fees	3,229
Shareholder reporting fees	2,073
Other expenses	3,046
232,886
Reimbursements and waivers	(16,623)
216,263
NET INVESTMENT INCOME / (LOSS)	1,502,162

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	(271,614)
Net change in unrealized appreciation /
(depreciation) on investments	218,274

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	(53,340)

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,448,822

TRANSACTIONS WITH AFFILIATES:
	Percent of Current
	Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit(1)	and Waivers
0.47%	0.10%	0.75%	$16,623

(1)	The advisor has agreed to temporarily waive administration fees for the Bond Portfolio, to the extent that the Portfolio’s total expense ratio exceeds .75%.

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS	BOND PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31,
	2006	2005
OPERATIONS
Net investment income / (loss)	$1,502,162	$1,719,705
Net realized gain / (loss) on investments	(271,614)	12,263
Net change in unrealized appreciation / (depreciation) on investments	218,274	(1,033,336)

	1,448,822	698,632

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(1,461,411)	(1,532,165)

	(1,461,411)	(1,532,165)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	2,205,561	2,090,905
Reinvestment of distributions	1,461,411	1,532,165
Payments for shares redeemed	(6,087,857)	(8,306,480)

	(2,420,885)	(4,683,410)

NET INCREASE / (DECREASE) IN NET ASSETS	(2,433,474)	(5,516,943)
NET ASSETS
Beginning of period	30,782,658	36,299,601

End of period	$28,349,184	$30,782,658

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$215,068	$148,521

FUND SHARE TRANSACTIONS
Sold	47,186	43,801
Reinvestment of distributions	31,501	32,469
Redeemed	(130,332)	(174,528)

Net increase / (decrease) from fund share transactions	(51,645)	(98,258)

TOTAL COST OF PURCHASES OF:
Common Stocks	$208,555	$395,207
U.S. Government Securities	4,426,366	1,399,196
Corporate Bonds	17,678,086	9,066,077

	$22,313,007	$10,860,480

TOTAL PROCEEDS FROM SALES OF:
Preferred and Common Stocks	$438,209	$100,249
U.S. Government Securities	6,207,390	4,282,208
Corporate Bonds	18,009,936	11,283,269

	$24,655,535	$15,665,726

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$1,461,411	$1,532,165

	$1,461,411	$1,532,165

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
S&P 500 INDEX PORTFOLIO

Summit S&P 500 Index Portfolio - Average Annual Total Return
1-Year	5-Year	10-Year
15.36%	5.70%	7.98%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Gary R. Rodmaker
Nick J. Kotsonis
Kevin P. Aug
Inception Date:	December 29, 1995
Total Net Assets:	$309.02 Million
Number of Equity Holdings:	500
Median Cap Size:	$13,233 (in millions)
Average Price-to-book Ratio:	2.87 x
Dividend Yield:	1.80%

Top 10 Equity Holdings

(% of net assets)
Exxon Mobil Corp.	3.52%
General Electric Co.	3.01%
Citigroup, Inc.	2.16%
Microsoft Corp.	2.04%
Bank of America Corp.	1.89%
Procter & Gamble Co.	1.60%
Johnson & Johnson	1.51%
Pfizer, Inc.	1.47%
American International Group, Inc.	1.46%
Altria Group, Inc.	1.41%

Sector Allocations

Summit Mutual Funds, Inc. - Pinnacle Series
S&P 500 INDEX PORTFOLIO

Objective - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor’s 500 Composite Stock Price Index (the “Index”).

Strategy - The Summit Pinnacle S&P 500 Index Portfolio (the “Portfolio”) will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers’ Comments:

For the year ended December 31, 2006, the Summit S&P 500 Index Portfolio’s total return was 15.36% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a 15.79% total return for the S&P 500 Index. The difference of 0.43% is referred to as “tracking error” and is largely attributed to the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers’ commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

“Standard & Poor’s”, “S&P”, “S&P 500”, “Standard & Poor’s 500”, “500”, “S&P MidCap 400 Index”, and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

Summit Mutual Funds, Inc. - Pinnacle Series
S&P 500 INDEX PORTFOLIO	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

		Year Ended December 31,
	2006	2005	2004	2003	2002

Net asset value, beginning of period	$82.85	$80.48	$73.21	$57.82	$75.15
INVESTMENT ACTIVITIES:
Net investment income / (loss)	1.40	1.17	1.16(2)	0.81	0.69
Net realized and unrealized gains / (losses)	11.19	2.39	6.41	15.17	(17.53)
Total from Investment Activities	12.59	3.56	7.57	15.98	(16.84)
DISTRIBUTIONS:
Net investment income	(1.25)	(1.19)	(0.30)	(0.59)	(0.38)
Net realized gains	—	—	—	—	(0.11)
Total Distributions	(1.25)	(1.19)	(0.30)	(0.59)	(0.49)
Net asset value, end of period	$94.19	$82.85	$80.48	$73.21	$57.82

Total return	15.36%	4.52%	10.37%	27.98%	-22.55%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(1)	0.39%	0.39%	0.40%	0.52%	0.57%
Ratio of expenses to average net assets - gross	0.43%	0.49%	0.51%	0.54%	0.61%
Ratio of net investment income / (loss) to average net assets	1.56%	1.49%	1.69%	1.25%	1.04%
Portfolio turnover rate	3.42%	5.73%	1.59%	0.84%	10.51%
Net assets, end of period (000’s)	$309,019	$290,666	$279,875	$79,766	$64,338

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(2) Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	S&P 500 INDEX PORTFOLIO

DECEMBER 31, 2006
	SHARES	VALUE
COMMON STOCKS - 100.1%
Consumer Discretionary - 10.9%
Amazon.Com, Inc. (a)	7,453	$294,095
Apollo Group, Inc. (a) (c)	3,373	131,446
Autonation, Inc. (a)	3,577	76,262
Autozone, Inc. (a)	1,291	149,188
Bed Bath & Beyond, Inc. (a)	6,806	259,309
Best Buy Co., Inc.	9,703	477,291
Big Lots, Inc. (a) (c)	2,751	63,053
Black & Decker Corp.	1,833	146,585
Brunswick Corp. (c)	2,281	72,764
Carnival Corp.	10,468	513,455
CBS Corp.	18,625	580,727
Centex Corp.	2,927	164,702
Circuit City Stores, Inc.	3,629	68,878
Clear Channel Communications, Inc.	12,142	431,527
Coach, Inc. (a)	9,278	398,583
Comcast Corp. - Class A (a)	50,982	2,158,068
D.R. Horton, Inc.	6,566	173,933
Darden Restaurants, Inc. (c)	3,152	126,616
Dillard’s, Inc. - Class A (c)	1,491	52,140
The DIRECTV Group, Inc. (a)	18,520	461,889
Dollar General Corp. (c)	7,514	120,675
Dow Jones & Co., Inc. (c)	1,488	56,544
The E.W. Scripps Company	2,100	104,874
Eastman Kodak Co. (c)	6,923	178,613
eBay, Inc. (a)	28,465	855,943
Family Dollar Stores, Inc.	3,742	109,753
Federated Department Stores, Inc.	13,341	508,692
Ford Motor Co. (c)	45,272	339,993
Fortune Brands, Inc. (c)	3,537	302,024
Gannett Co., Inc.	5,731	346,496
The Gap, Inc.	13,264	258,648
General Motors Corp. (c)	13,635	418,867
Genuine Parts Co.	4,169	197,736
The Goodyear Tire & Rubber Co. (a) (c)	4,275	89,732
H&R Block, Inc. (c)	7,912	182,292
Harley-Davidson, Inc.	6,476	456,364
Harman International Industries, Inc.	1,680	167,849
Harrah’s Entertainment, Inc.	4,454	368,435
Hasbro, Inc.	4,208	114,668
Hilton Hotels Corp.	9,348	326,245
The Home Depot, Inc.	49,816	2,000,611
IAC/InterActiveCorp (a)	5,360	199,178
International Game Technology (c)	8,175	377,685
Interpublic Group of Companies, Inc. (a) (c)	10,538	128,985
J.C. Penney Co., Inc.	5,660	437,858
Johnson Controls, Inc. (c)	4,706	404,340
Jones Apparel Group, Inc.	2,751	91,966
KB Home (c)	1,817	93,176
Kohl’s Corp. (a)	7,933	542,855
Leggett & Platt, Inc.	4,458	106,546
Lennar Corp.	3,361	176,318
Limited Brands, Inc.	8,268	239,276
Liz Claiborne, Inc.	2,519	109,476
Lowe’s Companies, Inc.	37,409	1,165,290
Marriott International, Inc. - Class A	8,325	397,269
Mattel, Inc.	9,392	212,823

	SHARES	VALUE
Consumer Discretionary - 10.9% (Continued)
McDonald’s Corp.	30,040	$1,331,673
The McGraw-Hill Companies, Inc.	8,628	586,877
Meredith Corp.	1,060	59,731
New York Times Co. - Class A (c)	3,491	85,041
Newell Rubbermaid, Inc.	6,674	193,212
News Corp. - Class A	57,011	1,224,596
Nike, Inc. - Class B	4,550	450,586
Nordstrom, Inc.	5,264	259,726
Office Depot, Inc. (a)	6,935	264,709
OfficeMax, Inc. (c)	1,716	85,199
Omnicom Group	4,170	435,932
Pulte Homes, Inc.	5,135	170,071
RadioShack Corp. (c)	3,266	54,803
Sears Holdings Corp. (a)	2,015	338,379
The Sherwin-Williams Co.	2,688	170,903
Snap-On, Inc. (c)	1,462	69,650
The Stanley Works	1,705	85,744
Staples, Inc.	17,549	468,558
Starbucks Corp. (a)	18,510	655,624
Starwood Hotels & Resorts Worldwide, Inc.	5,239	327,437
Target Corp.	20,813	1,187,382
Tiffany & Co. (c)	3,392	133,102
Time Warner, Inc.	96,735	2,106,888
The TJX Cos., Inc.	11,019	314,262
Tribune Co. (c)	4,619	142,173
Univision Communications, Inc. (a) (c)	6,079	215,318
VF Corp.	2,118	173,845
Viacom, Inc. - Class B (a)	17,387	713,389
The Walt Disney Co.	50,644	1,735,570
Wendy’s International, Inc. (c)	2,811	93,016
Whirlpool Corp. (c)	1,930	160,229
Wyndham Worldwide Corp. (a)	4,889	156,546
Yum! Brands, Inc.	6,556	385,493
		33,824,270
Consumer Staples - 9.3%
Altria Group, Inc.	50,724	4,353,134
Anheuser-Busch Companies, Inc.	18,633	916,743
Archer-Daniels-Midland Co.	15,777	504,233
Avon Products, Inc.	10,857	358,715
Brown-Forman Corp. - Class B	2,005	132,811
Campbell Soup Co.	5,588	217,317
Clorox Co.	3,639	233,442
The Coca-Cola Co.	49,384	2,382,778
Coca-Cola Enterprises, Inc.	7,315	149,372
Colgate-Palmolive Co.	12,406	809,367
ConAgra Foods, Inc.	12,517	337,959
Constellation Brands, Inc. - Class A (a) (c)	4,798	139,238
Costco Wholesale Corp.	11,364	600,815
CVS Corp.	19,725	609,700
Dean Foods Co. (a)	3,281	138,721
The Estee Lauder Companies Inc.	2,866	116,990
General Mills, Inc.	8,584	494,438
The Hershey Co.	4,282	213,244
HJ Heinz Co. (c)	8,075	363,456
Kellogg Co.	5,878	294,253
Kimberly-Clark Corp.	11,088	753,430

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
S&P 500 INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Consumer Staples - 9.3% (Continued)
The Kroger Co.	17,437	$402,271
McCormick & Co., Inc.	3,195	123,199
Molson Coors Brewing Co. - Class B	1,106	84,543
Pepsi Bottling Group, Inc.	3,280	101,385
PepsiCo, Inc.	39,827	2,491,179
Procter & Gamble Co.	76,932	4,944,420
Reynolds American, Inc. (c)	4,132	270,522
Safeway, Inc.	10,856	375,183
Sara Lee Corp.	18,320	311,989
Supervalu, Inc. (c)	4,928	176,176
Sysco Corp.	14,918	548,386
Tyson Foods, Inc. - Class A (c)	6,077	99,967
UST, Inc. (c)	3,946	229,657
Walgreen Co.	24,356	1,117,697
Wal-Mart Stores, Inc.	59,599	2,752,282
Whole Foods Market, Inc. (c)	3,378	158,529
WM Wrigley Jr. Co. (c)	5,354	276,909
		28,584,450
Energy - 9.8%
Anadarko Petroleum Corp.	11,056	481,157
Apache Corp.	7,962	529,553
Baker Hughes, Inc.	8,222	613,855
BJ Services Co.	7,753	227,318
Chesapeake Energy Corp. (c)	8,900	258,545
Chevron Corp.	53,420	3,927,973
ConocoPhillips	39,794	2,863,178
Devon Energy Corp.	10,609	711,652
El Paso Corp. (c)	16,606	253,740
EOG Resources, Inc.	5,854	365,582
Exxon Mobil Corp.	141,857	10,870,502
Halliburton Co.	24,889	772,803
Hess Corp.	6,550	324,683
Kinder Morgan, Inc.	2,513	265,750
Marathon Oil Corp.	8,734	807,895
Murphy Oil Corp.	4,527	230,198
Nabors Industries Ltd. (a) (c)	7,483	222,844
National-Oilwell Varco, Inc. (a)	4,219	258,118
Noble Corp.	3,321	252,894
Occidental Petroleum Corp.	20,660	1,008,828
Peabody Energy Corp.	6,350	256,603
Rowan Cos., Inc.	2,659	88,279
Schlumberger Ltd.	28,436	1,796,018
Smith International, Inc.	4,920	202,064
Sunoco, Inc.	3,197	199,365
Transocean, Inc. (a)	6,957	562,752
Valero Energy Corp.	14,831	758,754
Weatherford International Ltd. (a)	8,411	351,496
Williams Companies, Inc.	14,344	374,665
XTO Energy, Inc.	8,782	413,193
		30,250,257
Financials - 22.3%
ACE Ltd.	7,839	474,808
AFLAC, Inc.	12,021	552,966
The Allstate Corp.	15,319	997,420
AMBAC Financial Group, Inc.	2,550	227,129
American Express Co.	29,436	1,785,882
American International Group, Inc.	62,968	4,512,287

	SHARES	VALUE
Financials - 22.3% (Continued)
Ameriprise Financial, Inc.	5,890	$321,005
AON Corp.	7,685	271,588
Apartment Investment & Management Co.	2,343	131,255
Archstone-Smith Trust	5,160	300,364
Bank of America Corp.	109,661	5,854,801
The Bank of New York Co., Inc.	18,617	732,951
BB&T Corp.	13,256	582,336
The Bear Stearns Companies, Inc.	2,908	473,364
Boston Properties, Inc.	2,769	309,796
Capital One Financial Corp.	9,915	761,670
Cb Richard Ellis Group, Inc. (a)	4,400	146,080
The Charles Schwab Corp.	24,867	480,928
Chicago Mercantile Exchange Holdings, Inc.	850	433,288
Chubb Corp.	9,985	528,306
Cincinnati Financial Corp.	4,176	189,215
CIT Group, Inc. (c)	4,807	268,086
Citigroup, Inc.	119,811	6,673,473
Comerica, Inc.	3,918	229,908
Commerce Bancorp, Inc. (c)	4,441	156,634
Compass Bancshares, Inc. (c)	3,145	187,599
Countrywide Financial Corp.	14,653	622,020
E*Trade Financial Corp. (a)	10,308	231,105
Equity Office Properties Trust	8,824	425,052
Equity Residential	7,023	356,417
Fannie Mae	23,332	1,385,687
Federated Investors, Inc.	2,037	68,810
Fifth Third Bancorp (c)	13,423	549,403
First Horizon National Corp. (c)	2,973	124,212
Franklin Resources, Inc.	4,039	444,977
Freddie Mac	16,660	1,131,214
Genworth Financial, Inc.	11,025	377,165
The Goldman Sachs Group, Inc.	10,413	2,075,832
Hartford Financial Services Group, Inc.	7,701	718,580
Huntington Bancshares, Inc. (c)	5,917	140,529
J.P. Morgan Chase & Co.	83,778	4,046,477
Janus Capital Group, Inc. (c)	5,173	111,685
KeyCorp	9,750	370,793
Kimco Realty Corp.	5,101	229,290
Legg Mason, Inc. (c)	3,140	298,457
Lehman Brothers Holdings, Inc.	12,907	1,008,295
Lincoln National Corp.	6,922	459,621
Loews Corp.	11,075	459,280
M&T Bank Corp. (c)	1,904	232,593
Marsh & McLennan Companies, Inc.	13,242	406,000
Marshall & Ilsley Corp.	6,162	296,454
MBIA, Inc. (c)	3,251	237,518
Mellon Financial Corp.	9,967	420,109
Merrill Lynch & Co., Inc.	21,479	1,999,695
Metlife, Inc.	18,284	1,078,939
MGIC Investment Corp. (c)	2,108	131,834
Moody’s Corp.	5,891	406,832
Morgan Stanley	25,811	2,101,790
National City Corp.	14,656	535,823
Northern Trust Corp.	4,467	271,102
Plum Creek Timber Co., Inc. (c)	4,441	176,974
PNC Financial Services Group, Inc.	7,134	528,201
Principal Financial Group, Inc.	6,676	391,881
The Progressive Corp.	18,876	457,177

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	S&P 500 INDEX PORTFOLIO

	SHARES	VALUE
Financials - 22.3% (Continued)
Prologis	5,910	$359,151
Prudential Financial, Inc.	11,863	1,018,557
Public Storage, Inc.	2,938	286,455
Realogy Corp. (a)	6,027	182,739
Regions Financial Corp.	17,651	660,147
Safeco Corp.	2,913	182,208
Simon Property Group, Inc.	5,359	542,813
SLM Corp.	9,899	482,774
Sovereign Bancorp, Inc. (c)	9,075	230,414
The St. Paul Travelers Companies, Inc.	16,785	901,187
State Street Corp.	8,013	540,397
SunTrust Banks, Inc.	8,765	740,204
Synovus Financial Corp.	7,781	239,888
T. Rowe Price Group, Inc.	6,401	280,172
Torchmark Corp.	2,421	154,363
UnumProvident Corp.	8,210	170,604
US Bancorp	42,897	1,552,442
Vornado Realty Trust	3,119	378,959
Wachovia Corp.	46,354	2,639,860
Washington Mutual, Inc.	23,161	1,053,594
Wells Fargo & Co.	81,587	2,901,234
XL Capital Ltd. - Class A	4,356	313,719
Zions Bancorporation	2,588	213,355
		68,916,198
Health Care - 12.0%
Abbott Laboratories	36,791	1,792,090
Aetna, Inc.	13,666	590,098
Allergan, Inc.	3,693	442,200
AmerisourceBergen Corp.	5,059	227,453
Amgen, Inc. (a)	28,420	1,941,370
Applera Corp. - Applied Biosystems Group	4,468	163,931
Barr Pharmaceuticals, Inc. (a)	2,560	128,307
Bausch & Lomb, Inc. (c)	1,360	70,802
Baxter International, Inc.	15,793	732,637
Becton, Dickinson & Co.	5,967	418,585
Biogen Idec, Inc. (a)	8,290	407,785
Biomet, Inc.	5,931	244,772
Boston Scientific Corp. (a)	29,321	503,735
Bristol-Myers Squibb Co.	47,413	1,247,910
C.R. Bard, Inc.	2,497	207,176
Cardinal Health, Inc.	10,068	648,681
Caremark Rx, Inc.	10,344	590,746
Celgene Corp. (a)	8,480	487,854
CIGNA Corp.	2,494	328,136
Coventry Health Care, Inc. (a)	3,871	193,744
Eli Lilly & Co.	23,829	1,241,491
Express Scripts, Inc. (a)	3,320	237,712
Forest Laboratories, Inc. (a)	7,866	398,020
Genzyme Corp. (a)	6,275	386,414
Gilead Sciences, Inc. (a)	10,970	712,282
Health Management Associates, Inc. - Class A (c)	5,803	122,501
Hospira, Inc. (a)	3,819	128,242
Humana, Inc. (a)	3,969	219,525
IMS Health, Inc.	4,814	132,289
Johnson & Johnson	70,873	4,679,035
King Pharmaceuticals, Inc. (a) (c)	5,838	92,941
Laboratory Corp. Of America Holdings (a) (c)	3,006	220,851
Manor Care, Inc. (c)	1,776	83,330

	SHARES	VALUE
Health Care - 12.0% (Continued)
McKesson Corp.	7,331	$371,682
Medco Health Solutions, Inc. (a)	7,274	388,723
MedImmune, Inc. (a)	5,996	194,091
Medtronic, Inc.	27,848	1,490,146
Merck & Co., Inc.	52,600	2,293,360
Millipore Corp. (a) (c)	1,304	86,846
Mylan Laboratories, Inc.	5,072	101,237
Patterson Cos., Inc. (a)	3,345	118,781
PerkinElmer, Inc. (c)	3,055	67,913
Pfizer, Inc.	174,817	4,527,760
Quest Diagnostics, Inc.	3,917	207,601
Schering Plough Corp.	35,713	844,255
St. Jude Medical, Inc. (a)	8,702	318,145
Stryker Corp.	7,049	388,470
Tenet Healthcare Corp. (a) (c)	11,344	79,068
Thermo Fisher Scientific, Inc. (a)	9,938	450,092
UnitedHealth Group, Inc.	32,485	1,745,419
Waters Corp. (a)	2,506	122,719
Watson Pharmaceuticals, Inc. (a)	2,460	64,034
WellPoint, Inc. (a)	15,018	1,181,766
Wyeth	32,452	1,652,456
Zimmer Holdings, Inc. (a)	5,982	468,869
		37,186,078
Industrials - 10.9%
3M Co.	18,173	1,416,222
Allied Waste Industries, Inc. (a)	5,518	67,816
American Power Conversion Corp.	4,089	125,082
American Standard Cos., Inc.	4,266	195,596
Avery Dennison Corp.	2,287	155,356
Boeing Co.	19,268	1,711,769
Burlington Northern Santa Fe Corp.	8,792	648,938
Caterpillar, Inc.	15,889	974,472
Cintas Corp. (c)	3,324	131,996
Cooper Industries Ltd. - Class A	2,230	201,659
CSX Corp.	10,684	367,850
Cummins, Inc.	1,176	138,980
Danaher Corp.	5,682	411,604
Deere & Co.	5,654	537,526
Dover Corp.	4,919	241,129
Eaton Corp.	3,621	272,082
Emerson Electric Co.	19,786	872,365
Equifax, Inc. (c)	3,099	125,819
FedEx Corp.	7,354	798,791
Fluor Corp. (c)	2,113	172,526
General Dynamics Corp.	9,732	723,574
General Electric Co.	250,133	9,307,449
Goodrich Corp.	2,987	136,058
Honeywell International, Inc.	19,960	902,990
Illinois Tool Works, Inc.	9,982	461,069
Ingersoll-Rand Company Ltd. - Class A	7,930	310,301
ITT Industries, Inc.	4,462	253,531
L-3 Communications Holdings, Inc.	3,001	245,422
Lockheed Martin Corp.	8,542	786,462
Masco Corp.	9,573	285,946
Monster Worldwide, Inc. (a)	3,080	143,651
Norfolk Southern Corp.	9,995	502,649
Northrop Grumman Corp.	8,289	561,165
Paccar, Inc.	6,028	391,217

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
S&P 500 INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Industrials - 10.9% (Continued)
Pall Corp.	3,011	$104,030
Parker Hannifin Corp.	2,900	222,952
Pitney Bowes, Inc.	5,352	247,209
Raytheon Co.	10,758	568,022
Robert Half International, Inc. (c)	4,143	153,788
Rockwell Automation, Inc.	4,285	261,728
Rockwell Collins, Inc. (c)	4,125	261,071
RR Donnelley & Sons Co. (c)	5,207	185,057
Ryder System, Inc.	1,519	77,560
Southwest Airlines Co.	19,047	291,800
Terex Corp. (a)	2,490	160,804
Textron, Inc.	3,179	298,095
Tyco International Ltd.	49,084	1,492,154
Union Pacific Corp.	6,484	596,658
United Parcel Service, Inc. - Class B	26,141	1,960,052
United Technologies Corp.	24,379	1,524,175
W.W. Grainger, Inc.	1,840	128,690
Waste Management, Inc.	13,154	483,673
		33,596,580
Information Technology - 14.9%
ADC Telecommunications, Inc. (a)	2,826	41,062
Adobe Systems, Inc. (a)	14,435	593,567
Advanced Micro Devices, Inc. (a)	13,038	265,323
Affiliated Computer Services, Inc. - Class A (a)	2,859	139,634
Agilent Technologies, Inc. (a)	10,270	357,909
Alcatel-Lucent - ADR	1	8
Altera Corp. (a) (c)	8,660	170,429
Analog Devices, Inc.	8,698	285,903
Apple Computer, Inc. (a)	20,648	1,751,776
Applied Materials, Inc. (c)	33,639	620,639
Autodesk, Inc. (a)	5,586	226,010
Automatic Data Processing, Inc.	13,461	662,954
Avaya, Inc. (a)	9,906	138,486
BMC Software, Inc. (a)	5,204	167,569
Broadcom Corp. - Class A (a)	10,931	353,181
CA, Inc. (c)	10,992	248,969
Ciena Corp. (a) (c)	2,028	56,196
Cisco Systems, Inc. (a)	147,914	4,042,490
Citrix Systems, Inc. (a)	4,390	118,749
Cognizant Technology Solutions Corp. (a)	3,430	264,659
Computer Sciences Corp. (a)	4,161	222,073
Compuware Corp. (a)	9,095	75,761
Comverse Technology, Inc. (a) (c)	4,869	102,785
Convergys Corp. (a)	3,378	80,329
Corning, Inc. (a)	37,539	702,355
Dell, Inc. (a)	54,748	1,373,627
Electronic Arts, Inc. (a)	7,382	371,757
Electronic Data Systems Corp.	12,506	344,540
EMC Corp. (a)	57,045	752,994
Fidelity National Information Services, Inc. (c)	3,950	158,355
First Data Corp.	18,456	470,997
Fiserv, Inc. (a)	4,295	225,144
Google, Inc. (a)	5,158	2,375,156
Hewlett-Packard Co.	66,365	2,733,574
Intel Corp.	140,273	2,840,528
International Business Machines Corp.	36,874	3,582,309
Intuit, Inc. (a)	8,241	251,433
Jabil Circuit, Inc.	4,296	105,467

	SHARES	VALUE
Information Technology - 14.9% (Continued)
JDS Uniphase Corp. (a) (c)	5,099	$84,949
Juniper Networks, Inc. (a)	13,646	258,455
KLA-Tencor Corp.	4,800	238,800
Lexmark International, Inc. - Class A (a)	2,539	185,855
Linear Technology Corp.	7,318	221,882
LSI Logic Corp. (a) (c)	9,574	86,166
Maxim Integrated Products, Inc.	7,729	236,662
Micron Technology, Inc. (a)	17,685	246,883
Microsoft Corp.	210,767	6,293,503
Molex, Inc.	3,422	108,238
Motorola, Inc.	59,528	1,223,896
National Semiconductor Corp.	7,213	163,735
NCR Corp. (a)	4,385	187,503
Network Appliance, Inc. (a)	9,021	354,345
Novell, Inc. (a)	8,171	50,660
Novellus Systems, Inc. (a) (c)	3,110	107,046
Nvidia Corp. (a)	8,550	316,435
Oracle Corp. (a)	97,731	1,675,109
Paychex, Inc.	8,064	318,851
PMC - Sierra, Inc. (a) (c)	4,609	30,926
QLogic Corp. (a)	3,888	85,225
Qualcomm, Inc.	40,385	1,526,149
Sabre Holdings Corp. - Class A	3,201	102,080
SanDisk Corp. (a)	5,299	228,016
Sanmina-SCI Corporation (a)	12,884	44,450
Solectron Corp. (a) (c)	22,113	71,204
Sun Microsystems, Inc. (a)	84,298	456,895
Symantec Corp. (a)	23,968	499,733
Symbol Technologies, Inc.	6,116	91,373
Tektronix, Inc. (c)	2,020	58,923
Tellabs, Inc. (a)	10,800	110,808
Teradyne, Inc. (a) (c)	4,785	71,584
Texas Instruments, Inc.	36,193	1,042,358
Unisys Corp. (a) (c)	8,284	64,947
VeriSign, Inc. (a)	5,912	142,184
The Western Union Co.	18,456	413,783
Xerox Corp. (a)	23,702	401,749
Xilinx, Inc. (c)	8,279	197,123
Yahoo!, Inc. (a)	30,219	771,793
		46,044,973
Materials - 3.0%
Air Products & Chemicals, Inc.	5,407	380,004
Alcoa, Inc.	20,970	629,310
Allegheny Technologies, Inc.	2,437	220,987
Ashland, Inc. (c)	1,713	118,505
Ball Corp.	2,525	110,090
Bemis Co.	2,530	85,969
Consol Energy, Inc.	4,424	142,143
The Dow Chemical Co.	23,185	926,009
Eastman Chemical Co.	1,972	116,959
Ecolab, Inc.	4,452	201,230
EI Du Pont de Nemours & Co.	22,204	1,081,557
Freeport-McMoRan Copper & Gold, Inc. - Class B	4,597	256,191
Hercules, Inc. (a) (c)	2,743	52,967
International Flavors & Fragrances, Inc.	1,907	93,748
International Paper Co.	11,011	375,475
MeadWestvaco Corp.	4,429	133,136
Monsanto Co.	13,045	685,254

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	S&P 500 INDEX PORTFOLIO

	SHARES	VALUE
Materials - 3.0% (Continued)
Newmont Mining Corp.	10,823	$488,658
Nucor Corp.	7,510	410,497
Pactiv Corp. (a)	3,404	121,489
Phelps Dodge Corp.	4,932	590,459
PPG Industries, Inc.	3,993	256,391
Praxair, Inc.	7,797	462,596
Rohm & Haas Co.	3,504	179,125
Sealed Air Corp.	1,969	127,827
Sigma-Aldrich Corp. (c)	1,614	125,440
Temple-Inland, Inc.	2,663	122,578
United States Steel Corp.	2,725	199,307
Vulcan Materials Co. (c)	2,427	218,115
Weyerhaeuser Co.	5,937	419,449
		9,331,465
Telecommunication Services - 3.5%
Alltel Corp.	9,378	567,181
AT&T, Inc.	93,733	3,350,955
BellSouth Corp.	43,996	2,072,652
CenturyTel, Inc.	2,801	122,292
Citizens Communications Co. (c)	7,844	112,718
Embarq Corp.	3,597	189,058
Qwest Communications International, Inc. (a) (c)	37,727	315,775
Sprint Nextel Corp.	70,304	1,328,043
Verizon Communications, Inc.	70,559	2,627,617
Windstream Corp.	11,487	163,345
		10,849,636
Utilities - 3.5%
The AES Corp. (a)	15,866	349,687
Allegheny Energy, Inc. (a)	3,937	180,748
Ameren Corp. (c)	4,950	265,963
American Electric Power Co., Inc.	9,494	404,255
Centerpoint Energy, Inc. (c)	7,505	124,433
CMS Energy Corp. (a) (c)	5,334	89,078
Consolidated Edison, Inc. (c)	5,921	284,622
Constellation Energy Group, Inc.	4,316	297,243
Dominion Resources, Inc.	8,376	702,244
DTE Energy Co. (c)	4,286	207,485
Duke Energy Corporation	30,360	1,008,256
Dynegy, Inc. - Class A (a)	7,604	55,053
Edison International	7,853	357,154

	SHARES	VALUE
Utilities - 3.5% (Continued)
Entergy Corp.	5,012	$462,708
Exelon Corp.	16,112	997,172
FirstEnergy Corp.	7,951	479,445
FPL Group, Inc. (c)	9,741	530,105
KeySpan Corp.	4,217	173,656
Nicor, Inc. (c)	1,117	52,276
NiSource, Inc.	6,575	158,457
Peoples Energy Corp.	965	43,010
PG&E Corp. (c)	8,365	395,915
Pinnacle West Capital Corp. (c)	2,391	121,200
PPL Corp.	9,171	328,689
Progress Energy, Inc. (c)	6,096	299,192
Public Service Enterprise Group, Inc.	6,061	402,329
Questar Corp.	2,080	172,744
Sempra Energy	6,250	350,250
The Southern Co.	17,884	659,204
TECO Energy, Inc. (c)	5,032	86,701
TXU Corp.	11,152	604,550
Xcel Energy, Inc. (c)	9,778	225,481
		10,869,305
TOTAL COMMON STOCKS
(Cost $221,051,639)		309,453,212

SHORT TERM INVESTMENTS (e) - 0.6%
Money Market Funds - 0.5%
Northern Institutional Diversified Assets Portfolio		1,489,258

	PRINCIPAL
	AMOUNT	VALUE
U.S. Treasury Bills - 0.1%
4.840%, 03/15/2007	$250,000	$247,616
TOTAL SHORT TERM INVESTMENTS
(Cost $1,736,822)		1,736,874
Total Investments (Cost $222,788,461) (b) - 100.7%		311,190,086
Northern Institutional Liquid Assets Portfolio (d) - 4.2%		13,091,263
Liabilities in Excess of Other Assets - (4.9)%		(15,262,207)
TOTAL NET ASSETS - 100.0%		$309,019,142

ADR	American Depository Receipt

(a)	Non Income Producing

(b)
For federal income tax purposes, cost is $223,447,580 and gross unrealized appreciation and depreciation of securities as of December 31, 2006, was $97,965,856 and $(10,223,350) respectively, with a net appreciation / (depreciation) of $87,742,506.

(c)	All or a portion of the security is out on loan.

(d)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $14,718,145, $13,091,263, and $2,040,637, respectively.

(e)
Securities and other assets with an aggregate value of $357,100 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2006:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)

S&P 500 Index (03/07)	1	$804

The accompanying notes are in integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
S&P 500 INDEX PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006

ASSETS
Investments in securities, at value	$311,190,086
Collateral for securities loaned,
at fair value	13,091,263
Cash	1,183
Receivables:
Securities sold	641,040
Shares sold	19,616
Interest and dividends	433,960
Prepaid expenses and other	10,425
325,387,573
LIABILITIES
Payables:
Payable upon return of securities loaned	13,091,263
Shares redeemed	3,043,168
Variation margin	1,350
Advisory fees	74,079
Royalty fees	68,980
Administration fees	27,440
Professional fees	19,971
Fund accounting fees	12,559
Custodian fees	9,608
Directors’ fees	14
Other accrued expenses	19,999
16,368,431
NET ASSETS*
Paid-in capital	220,206,479
Accumulated undistributed net investment
income / (loss)	3,896,516
Accumulated net realized gain / (loss)
on investments and futures contracts	(3,486,282)
Net unrealized appreciation / (depreciation)
on investments and futures contracts	88,402,429
$309,019,142
Investments at cost	$222,788,461
Shares authorized ($.10 par value)	30,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares
Share Class	Net Assets	Outstanding
Class I	$309,019,142	3,280,776	$94.19

* FEDERAL TAX DATA AS OF DECEMBER 31, 2006
Percentage of ordinary distributions designated as
qualified dividend income	100.00%
Dividends received deduction for corporate shareholders	100.00%
Undistributed ordinary income	$4,066,900
Undistributed long-term gains	$341,838
Unrealized appreciation	$87,742,506
Post October capital loss carryforward	$(371,049)
Capital Loss Carryforward Expiring December 31:
2010	2013
$(1,959,815)	$(1,007,717)

STATEMENT OF OPERATIONS
For the year ended December 31, 2006

INVESTMENT INCOME
Interest	$26,816
Dividends	5,736,581
Other income	16,771
5,780,168
EXPENSES
Advisory fees	740,654
Administration fees	296,262
Professional fees	45,964
Directors’ fees	34,109
Custodian fees	31,231
Fund accounting fees	29,734
Royalty fee	29,675
Shareholder reporting fees	21,872
Transfer agent fees	13,063
Other expenses	28,579
1,271,143
Reimbursements and waivers	(115,722)
1,155,421
NET INVESTMENT INCOME / (LOSS)	4,624,747

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	(330,884)
Net realized gain / (loss) on futures contracts	450,016
119,132
Net change in unrealized appreciation /
(depreciation) on investments and
futures contracts	37,598,822

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	37,717,954

NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS	$42,342,701

TRANSACTIONS WITH AFFILIATES:
	Percent of Current
	Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit(1)	and Waivers
0.25%	0.10%	0.55%	$115,722

(1)
The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the portfolio to the extent necessary, to limit all expenses to 0.39% of the average daily net assets of the portfolio until December 31, 2007.

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS	S&P 500 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31,
	2006	2005
OPERATIONS
Net investment income / (loss)	$4,624,747	$4,145,303
Net realized gain / (loss) on investments and futures	119,132	(1,290,978)
Net change in unrealized appreciation / (depreciation) on investments
and futures contracts	37,598,822	9,592,113

	42,342,701	12,446,438

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(4,336,685)	(4,182,243)

	(4,336,685)	(4,182,243)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	18,021,377	29,718,045
Reinvestment of distributions	4,336,685	4,182,243
Payments for shares redeemed	(42,010,623)	(31,374,244)

	(19,652,561)	2,526,044

NET INCREASE / (DECREASE) IN NET ASSETS	18,353,455	10,790,239
NET ASSETS
Beginning of period	290,665,687	279,875,448
End of period	$309,019,142	$290,665,687

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$3,896,516	$3,650,855

FUND SHARE TRANSACTIONS
Sold	206,398	370,255
Reinvestment of distributions	51,092	53,881
Redeemed	(484,937)	(393,310)

Net increase / (decrease) from fund share transactions	(227,447)	30,826

TOTAL COST OF PURCHASES OF:
Common Stocks	$10,049,182	$17,809,090

	$10,049,182	$17,809,090

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$25,577,773	$15,832,047

	$25,577,773	$15,832,047

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$4,336,685	$4,182,243
	$4,336,685	$4,182,243

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO

Summit S&P Midcap 400 Index Portfolio - Average Annual Total Return
1-Year	5-Year	Since Inception
9.72%	10.21%	9.95%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Gary R. Rodmaker
Nick J. Kotsonis
Kevin P. Aug
Inception Date:	May 3, 1999
Total Net Assets:	$144.14 Million
Number of Equity Holdings:	401
Median Cap Size:	$2,716 (in millions)
Average Price-to-book Ratio:	2.48 x
Dividend Yield:	1.23%

Top 10 Equity Holdings

(% of net assets)
Precision Castparts Corp.	0.91%
Noble Energy, Inc.	0.74%
Expeditors International
Washington, Inc.	0.74%
ENSCO International, Inc.	0.66%
Lam Research Corp.	0.61%
C.H. Robinson Worldwide, Inc.	0.61%
Microchip Technology, Inc.	0.60%
Developers Diversified Realty Corp.	0.59%
Sepracor, Inc.	0.58%
MEMC Electronic Materials, Inc.	0.56%

Sector Allocations

Summit Mutual Funds, Inc. - Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO

Objective - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor’s MidCap 400 Composite Stock Index (the “Index”).

Strategy - The Summit Pinnacle S&P MidCap 400 Index Portfolio (the “Portfolio”) will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers’ Comments:

For the year ended December 31, 2006, the Summit S&P MidCap 400 Index Portfolio’s total return was 9.72% (before the impact of any product or contract-level fees). This compares to a 10.32% total return for the S&P MidCap 400 Index. The difference of 0.60% is referred to as “tracking error” and is largely attributed to the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers’ commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

Summit Mutual Funds, Inc. - Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

		Year Ended December 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$66.08	$60.76	$52.62	$39.29	$46.70
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.67	0.52	0.35 (2)	0.29	0.22
Net realized and unrealized gains / (losses)	5.64	6.50	7.93	13.28	(7.25)
Total from Investment Activities	6.31	7.02	8.28	13.57	(7.03)

DISTRIBUTIONS:
Net investment income	(0.59)	(0.33)	(0.14)	(0.24)	(0.23)
Net realized gains	(2.57)	(1.37)	—	—	(0.15)
Total Distributions	(3.16)	(1.70)	(0.14)	(0.24)	(0.38)
Net asset value, end of period	$69.23	$66.08	$60.76	$52.62	$39.29

Total return	9.72%	11.94%	15.76%	34.74%	-15.15%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(1)	0.52%	0.54%	0.56%	0.60%	0.60%
Ratio of expenses to average net assets - gross	0.52%	0.54%	0.56%	0.67%	0.81%
Ratio of net investment income / (loss) to average net assets	1.15%	0.91%	0.68%	0.58%	0.53%
Portfolio turnover rate	14.35%	19.07%	15.08%	8.54%	27.73%
Net assets, end of period (000’s)	$144,136	$127,372	$99,775	$39,944	$23,180

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(2) Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	S&P MIDCAP 400 INDEX PORTFOLIO

DECEMBER 31, 2006
	SHARES	VALUE
COMMON STOCKS - 95.6%
Consumer Discretionary - 14.6%
99 Cents Only Stores (a) (c)	5,794	$70,513
Abercrombie & Fitch Co. - Class A	10,879	757,505
Advance Auto Parts, Inc.	12,968	461,142
Aeropostale, Inc. (a) (c)	6,565	202,662
American Eagle Outfitters, Inc. (c)	24,698	770,809
American Greetings Corp. - Class A (c)	7,058	168,474
AnnTaylor Stores Corp. (a)	8,975	294,739
Applebee’s International, Inc. (c)	9,182	226,520
ArvinMeritor, Inc. (c)	8,712	158,820
Bandag, Inc. (c)	1,411	71,157
Barnes & Noble, Inc.	6,361	252,595
Beazer Homes USA, Inc. (c)	4,967	233,499
Belo Corp. (c)	11,031	202,639
Blyth, Inc. (c)	3,221	66,836
Bob Evans Farms, Inc.	4,496	153,853
Borders Group, Inc. (c)	7,657	171,134
BorgWarner, Inc. (c)	7,084	418,098
Boyd Gaming Corp.	5,278	239,146
Brinker International, Inc.	15,310	461,750
Callaway Golf Co. (c)	7,932	114,300
Career Education Corp. (a)	11,864	293,990
Carmax, Inc. (a)	13,136	704,484
Catalina Marketing Corp. (c)	4,738	130,295
CBRL Group, Inc.	3,822	171,073
Charming Shoppes (a)	15,138	204,817
The Cheesecake Factory, Inc. (a) (c)	9,757	240,022
Chico’s FAS, Inc. (a) (c)	21,693	448,828
Claire’s Stores, Inc. (c)	11,753	389,494
Coldwater Creek, Inc. (a) (c)	7,416	181,840
Corinthian Colleges, Inc. (a) (c)	10,627	144,846
DeVry, Inc.	7,344	205,632
Dick’s Sporting Goods, Inc. (a) (c)	4,630	226,824
Dollar Tree Stores, Inc. (a)	12,581	378,688
Entercom Communications Corp. (c)	3,364	94,797
Foot Locker, Inc. (c)	19,210	421,275
Furniture Brands International, Inc. (c)	6,143	99,701
GameStop Corp. (a) (c)	9,278	511,311
Gentex Corp. (c)	18,127	282,056
Hanesbrands, Inc. (a)	11,738	277,252
Harte-Hanks, Inc.	6,139	170,112
Hovnanian Enterprises, Inc. - Class A (a) (c)	4,503	152,652
International Speedway Corp. - Class A	4,415	225,342
ITT Educational Services, Inc. (a)	3,991	264,883
John Wiley & Sons, Inc. (c)	5,400	207,738
Laureate Education, Inc. (a)	6,342	308,411
Lear Corp. (c)	8,312	245,453
Lee Enterprises, Inc. (c)	5,667	176,017
MDC Holdings, Inc. (c)	4,270	243,603
Media General, Inc. - Class A (c)	2,909	108,127
Modine Manufacturing Co. (c)	4,054	101,472
Mohawk Industries, Inc. (a) (c)	6,600	494,076
O’Reilly Automotive, Inc. (a)	13,989	448,487
OSI Restaurant Partners, Inc.	9,188	360,170
Pacific Sunwear Of California, Inc. (a) (c)	8,959	175,417
Payless Shoesource, Inc. (a)	8,301	272,439
PetSmart, Inc.	16,838	485,945
Polo Ralph Lauren Corp.	7,615	591,381

	SHARES	VALUE
Consumer Discretionary - 14.6% (Continued)
The Reader’s Digest Association, Inc. (c)	11,908	$198,864
Regis Corp. (c)	5,607	221,701
Rent-A-Center, Inc. (a) (c)	8,609	254,052
Ross Stores, Inc.	17,435	510,845
Ruby Tuesday, Inc. (c)	7,289	200,010
Ryland Group, Inc. (c)	5,394	294,620
Saks, Inc. (c)	16,900	301,158
Scholastic Corp. (a)	3,087	110,638
Scientific Games Corp. - Class A (a) (c)	8,228	248,732
Sotheby’s (c)	6,837	212,084
Thor Industries, Inc. (c)	4,406	193,820
Timberland Co. (a) (c)	6,326	199,775
Toll Brothers, Inc. (a) (c)	15,527	500,435
Tupperware Corp. (c)	7,487	169,281
Urban Outfitters, Inc. (a)	13,870	319,426
Valassis Communications, Inc. (a) (c)	5,900	85,550
The Washington Post Co. - Class B	708	527,885
Westwood One, Inc. (c)	8,662	61,154
Williams-Sonoma, Inc. (c)	13,939	438,242
		20,983,413
Consumer Staples - 2.2%
Alberto-Culver Co. (a)	9,730	208,708
BJ’s Wholesale Club, Inc. (a) (c)	8,006	249,067
Church & Dwight, Inc. (c)	8,009	341,584
Energizer Holdings, Inc. (a)	7,078	502,467
Hansen Natural Corp. (a) (c)	7,500	252,600
Hormel Foods Corp.	9,025	336,993
The JM Smucker Co.	7,027	340,599
Lancaster Colony Corp.	3,027	134,126
PepsiAmericas, Inc.	7,468	156,679
Ruddick Corp. (c)	4,385	121,684
Smithfield Foods, Inc. (a)	12,225	313,694
Tootsie Roll Industries, Inc. (c)	3,289	107,550
Universal Corp. (c)	3,113	152,568
		3,218,319
Energy - 7.2%
Arch Coal, Inc. (c)	17,721	532,162
Cameron International Corp. (a)	13,764	730,180
Denbury Resources, Inc. (a)	14,714	408,902
ENSCO International, Inc.	18,936	947,936
FMC Technologies, Inc. (a) (c)	8,454	521,020
Forest Oil Corp. (a) (c)	6,750	220,590
Grant Prideco, Inc. (a)	16,067	638,985
Hanover Compressor Co. (a) (c)	12,735	240,564
Helmerich & Payne, Inc.	12,978	317,572
Newfield Exploration Co. (a)	16,136	741,449
Noble Energy, Inc.	21,796	1,069,530
Overseas Shipholding Group, Inc. (c)	3,580	201,554
Patterson-UTI Energy, Inc. (c)	19,996	464,507
Pioneer Natural Resources Co.	15,383	610,551
Plains Exploration & Production Co. (a)	9,465	449,871
Pogo Producing Co.	7,230	350,221
Pride International, Inc. (a)	20,135	604,251
Quicksilver Resources, Inc. (a) (c)	6,798	248,739
Southwestern Energy Co. (a) (c)	20,759	727,603
Tidewater, Inc. (c)	7,196	347,999
		10,374,186

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS
	SHARES	VALUE
Financials - 17.7%
AG Edwards, Inc.	9,421	$596,255
AMB Property Corp.	10,929	640,549
American Financial Group, Inc.	8,493	304,984
AmeriCredit Corp. (a) (c)	14,205	357,540
Arthur J. Gallagher & Co. (c)	11,996	354,482
Associated Banc-Corp (c)	16,310	568,893
Astoria Financial Corp.	10,666	321,687
Bank of Hawaii Corp.	6,212	335,137
Brown & Brown, Inc. (c)	14,115	398,184
Cathay General Bancorp (c)	6,359	219,449
City National Corp.	5,019	357,353
The Colonial BancGroup, Inc.	19,106	491,788
Cullen/Frost Bankers, Inc.	7,316	408,379
Developers Diversified Realty Corp. (c)	13,549	852,910
Eaton Vance Corp.	15,605	515,121
Everest Re Group Ltd.	8,014	786,254
Fidelity National Title Group, Inc.	27,088	646,861
First American Corp.	11,940	485,719
First Niagara Financial Group, Inc. (c)	13,677	203,240
FirstMerit Corp. (c)	9,889	238,720
GATX Corp. (c)	6,326	274,106
Greater Bay Bancorp (c)	6,299	165,853
Hanover Insurance Group Inc	6,207	302,902
HCC Insurance Holdings, Inc. (c)	13,727	440,499
Highwoods Properties, Inc. (c)	6,761	275,578
Horace Mann Educators Corp. (c)	5,307	107,201
Hospitality Properties Trust (c)	10,886	517,412
IndyMac Bancorp, Inc. (c)	8,728	394,156
Investors Financial Services Corp. (c)	8,158	348,102
Jefferies Group, Inc. (c)	12,470	334,445
Leucadia National Corp.	20,020	564,564
Liberty Property Trust (c)	11,108	545,847
The Macerich Co.	8,872	768,049
Mack-Cali Realty Corp.	7,705	392,955
Mercantile Bankshares Corp.	15,470	723,841
Mercury General Corp. (c)	4,387	231,327
New Plan Excel Realty Trust (c)	12,934	355,426
New York Community Bancorp, Inc. (c)	32,073	516,375
Nuveen Investments, Inc. (c)	9,704	503,444
Ohio Casualty Corp. (c)	7,658	228,285
Old Republic International Corp.	28,405	661,268
The PMI Group, Inc.	10,676	503,587
Potlatch Corp. (c)	4,786	209,723
Protective Life Corp.	8,633	410,068
Radian Group, Inc.	10,043	541,418
Raymond James Financial, Inc.	11,175	338,714
Rayonier, Inc.	9,454	388,087
Regency Centers Corp.	8,487	663,429
SEI Investments Co.	7,785	463,675
Stancorp Financial Group, Inc.	6,709	302,240
SVB Financial Group (a) (c)	4,215	196,503
TCF Financial Corp. (c)	13,902	381,193
United Dominion Realty Trust, Inc.	16,620	528,350
Unitrin, Inc.	5,051	253,106
Waddell & Reed Financial, Inc. (c)	10,467	286,377
Washington Federal, Inc. (c)	10,765	253,300
Webster Financial Corp.	6,899	336,119
Weingarten Realty Investors	9,348	431,036

	SHARES	VALUE
Financials - 17.7% (Continued)
Westamerica Bancorporation (c)	3,816	$193,204
Wilmington Trust Corp.	8,484	357,770
WR Berkley Corp.	20,804	717,946
		25,490,985
Health Care - 10.4%
Advanced Medical Optics, Inc. (a) (c)	7,320	257,664
Affymetrix, Inc. (a) (c)	8,357	192,712
Apria Healthcare Group, Inc. (a) (c)	5,238	139,593
Beckman Coulter, Inc.	7,635	456,573
Cephalon, Inc. (a) (c)	7,493	527,582
Charles River Laboratories International, Inc. (a) (c)	8,433	364,727
Community Health Systems, Inc. (a) (c)	11,666	426,042
Covance, Inc. (a)	7,873	463,798
Cytyc Corp. (a)	13,930	394,219
Dentsply International, Inc.	18,984	566,672
Edwards Lifesciences Corp. (a) (c)	7,154	336,524
Gen-Probe, Inc. (a)	6,390	334,644
Health Net, Inc. (a)	14,306	696,130
Henry Schein, Inc. (a)	10,880	532,902
Hillenbrand Industries, Inc. (c)	7,574	431,188
Intuitive Surgical, Inc. (a)	4,499	431,454
Invitrogen Corp. (a) (c)	5,939	336,088
LifePoint Hospitals, Inc. (a) (c)	7,081	238,630
Lincare Holdings, Inc. (a)	11,545	459,953
Martek Biosciences Corp. (a) (c)	3,871	90,349
Medicis Pharmaceutical (c)	6,749	237,092
Millennium Pharmaceuticals, Inc. (a)	38,790	422,811
Mine Safety Appliances Co. (c)	3,650	133,773
Omnicare, Inc. (c)	14,973	578,407
Par Pharmaceutical Companies, Inc. (a) (c)	4,326	96,773
PDL BioPharma, Inc. (a) (c)	14,177	285,525
Perrigo Co. (c)	9,383	162,326
Pharmaceutical Product Development, Inc. (c)	12,721	409,871
Psychiatric Solutions, Inc. (a) (c)	6,560	246,131
Resmed, Inc. (a)	9,340	459,715
Sepracor, Inc. (a) (c)	13,479	830,037
STERIS Corp. (c)	8,179	205,865
Techne Corp. (a)	4,869	269,986
Triad Hospitals, Inc. (a)	10,843	453,563
Universal Health Services, Inc.	6,713	372,102
Valeant Pharmaceuticals International (c)	11,482	197,950
Varian Medical Systems, Inc. (a)	16,039	762,975
Varian, Inc. (a)(c)	3,759	168,366
VCA Antech, Inc. (a)	10,294	331,364
Ventana Medical Systems (a) (c)	4,000	172,120
Vertex Pharmaceuticals, Inc. (a) (c)	15,405	576,455
		15,050,651
Industrials - 15.1%
Adesa, Inc.	11,095	307,886
AGCO Corp. (a) (c)	11,228	347,394
Airtran Holdings, Inc. (a) (c)	11,211	131,617
Alaska Air Group, Inc. (a)	4,925	194,537
Alexander & Baldwin, Inc. (c)	5,338	236,687
Alliant Techsystems, Inc. (a) (c)	4,076	318,702
Ametek, Inc.	13,062	415,894
Avis Budget Group, Inc.	12,367	268,240
Banta Corp.	2,923	106,397

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	S&P MIDCAP 400 INDEX PORTFOLIO

	SHARES	VALUE
Industrials - 15.1% (Continued)
The Brink’s Co. (c)	5,838	$373,165
C.H. Robinson Worldwide, Inc. (c)	21,397	874,923
Carlisle Cos., Inc.	3,803	298,536
ChoicePoint, Inc. (a)	10,073	396,675
Con-way Inc. (c)	5,925	260,937
Copart, Inc. (a)	8,709	261,270
The Corporate Executive Board Co.	4,970	435,869
Crane Co.	6,336	232,151
Deluxe Corp. (c)	6,357	160,196
Donaldson Co, Inc.	8,786	304,962
DRS Technologies, Inc. (c)	4,959	261,240
Dun & Bradstreet Corp. (a)	7,597	628,956
Dycom Industries, Inc. (a) (c)	5,010	105,811
Expeditors International Washington, Inc.	26,319	1,065,920
Fastenal Co. (c)	15,473	555,171
Federal Signal Corp. (c)	5,934	95,181
Flowserve Corp. (a)	7,268	366,816
Graco, Inc.	8,277	327,935
Granite Construction, Inc. (c)	4,180	210,338
Harsco Corp.	5,186	394,655
Herman Miller, Inc.	8,198	298,079
HNI Corp. (c)	6,261	278,051
Hubbell, Inc. - Class B (c)	7,525	340,205
Jacobs Engineering Group, Inc. (a)	7,258	591,817
JB Hunt Transport Services, Inc. (c)	13,102	272,129
JetBlue Airways Corp. (a) (c)	21,648	307,402
Joy Global, Inc. (c)	14,641	707,746
Kelly Services, Inc. (c)	2,619	75,794
Kennametal, Inc.	4,754	279,773
Korn/Ferry International (a) (c)	5,399	123,961
Lincoln Electric Holdings, Inc.	5,253	317,386
Manpower, Inc.	10,606	794,708
MSC Industrial Direct Co., Inc. Class A	6,754	264,419
Navigant Consulting, Inc. (a) (c)	6,542	129,270
Nordson Corp. (c)	4,161	207,343
Oshkosh Truck Corp.	9,084	439,847
Pentair, Inc. (c)	12,475	391,715
Precision Castparts Corp.	16,722	1,308,998
Quanta Services, Inc. (a) (c)	14,621	287,595
Republic Services, Inc.	14,155	575,684
Rollins, Inc. (c)	3,688	81,542
Roper Industries, Inc.	10,746	539,879
Sequa Corp. (a) (c)	780	89,747
SPX Corp.	7,210	440,964
Stericycle, Inc. (a) (c)	5,445	411,098
Strayer Education, Inc. (c)	1,770	187,709
Swift Transportation Co., Inc. (a)	6,652	174,748
Teleflex, Inc.	4,897	316,150
Thomas & Betts Corp. (a)	6,399	302,545
Timken Co.	11,597	338,400
Trinity Industries, Inc. (c)	9,837	346,262
United Rentals, Inc. (a) (c)	8,082	205,525
Werner Enterprises, Inc. (c)	6,259	109,407
YRC Worldwide, Inc. (a) (c)	7,020	264,865
		21,738,824
Information Technology - 14.5%
3Com Corp. (a) (c)	48,736	200,305
Activision, Inc. (a)	30,785	530,733

	SHARES	VALUE
Information Technology - 14.5% (Continued)
Acxiom Corp.	8,361	$214,460
Adtran, Inc. (c)	7,995	181,486
Advent Software, Inc. (a) (c)	2,449	86,425
Alliance Data Systems Corp. (a)	8,211	512,941
Amphenol Corp. - Class A	11,038	685,239
Andrew Corp. (a)(c)	19,875	203,321
Arrow Electronics, Inc. (a)	15,074	475,585
Atmel Corp. (a)	52,850	319,742
Avnet, Inc. (a) (c)	15,757	402,276
Avocent Corp. (a) (c)	6,451	218,366
The BISYS Group, Inc. (a) (c)	14,882	192,127
Cadence Design Systems, Inc. (a) (c)	34,635	620,313
CDW Corp.	7,405	520,720
Ceridian Corp. (a)	17,155	479,997
Checkfree Corp. (a) (c)	10,976	440,796
CommScope, Inc. (a) (c)	7,285	222,047
Cree, Inc. (a) (c)	9,528	165,025
CSG Systems International, Inc. (a) (c)	5,875	157,039
Cypress Semiconductor Corp. (a) (c)	17,434	294,112
Diebold, Inc. (c)	8,101	377,507
DST Systems, Inc. (a) (c)	6,861	429,704
F5 Networks, Inc. (a)	5,002	371,198
Fair Isaac Corp.	7,153	290,769
Fairchild Semiconductor International, Inc. (a) (c)	15,122	254,201
Gartner, Inc. - Class A (a) (c)	7,048	139,480
Harris Corp.	16,510	757,149
Imation Corp. (c)	4,216	195,749
Ingram Micro, Inc. (a)	17,087	348,746
Integrated Device Technology, Inc. (a)	24,626	381,210
International Rectifier Corp. (a)	8,825	340,027
Intersil Corp. - Class A	17,322	414,342
Jack Henry & Associates, Inc. (c)	9,692	207,409
Kemet Corp. (a) (c)	10,761	78,555
Lam Research Corp. (a)	17,489	885,293
Lattice Semiconductor Corp. (a) (c)	14,104	91,394
Macrovision Corp. (a) (c)	6,536	184,707
McAfee, Inc. (a)	19,689	558,774
McData Corp. - Class A (a) (c)	19,687	109,263
MEMC Electronic Materials, Inc. (a)	20,543	804,053
Mentor Graphics Corp. (a) (c)	10,043	181,075
Micrel, Inc. (a) (c)	7,711	83,125
Microchip Technology, Inc.	26,516	867,073
MoneyGram International, Inc. (c)	10,449	327,681
MPS Group, Inc. (a) (c)	12,794	181,419
National Instruments Corp.	6,998	190,626
Newport Corp. (a) (c)	5,044	105,672
Palm, Inc. (a) (c)	12,768	179,901
Parametric Technology Corp. (a)	13,820	249,036
Plantronics, Inc. (c)	5,860	124,232
Plexus Corp. (a) (c)	5,709	136,331
Polycom, Inc. (a)	10,881	336,332
Powerwave Technologies, Inc. (a) (c)	15,682	101,149
RF Micro Devices, Inc. (a) (c)	23,637	160,495
Semtech Corp. (a) (c)	9,000	117,630
Silicon Laboratories, Inc. (a) (c)	6,910	239,431
SRA International, Inc. - Class A (a) (c)	5,043	134,850
Sybase, Inc. (a) (c)	11,005	271,823
Synopsys, Inc. (a)	17,372	464,354

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Information Technology - 14.5% (Continued)
Tech Data Corp. (a)	6,819	$258,236
Transaction Systems Architects, Inc. (a) (c)	4,634	150,929
Triquint Semiconductor, Inc. (a) (c)	17,160	77,220
Utstarcom, Inc. (a) (c)	13,133	114,914
Valueclick, Inc. (a) (c)	12,070	285,214
Vishay Intertechnology, Inc. (a)	22,773	308,346
Western Digital Corp. (a)	27,244	557,412
Wind River Systems, Inc. (a) (c)	9,318	95,510
Zebra Technologies Corp. - Class A (a) (c)	8,740	304,065
		20,946,666
Materials - 5.6%
Airgas, Inc.	9,609	389,357
Albemarle Corp.	4,866	349,379
Bowater, Inc. (c)	6,899	155,228
Cabot Corp.	7,817	340,587
Chemtura Corp.	29,680	285,818
Commercial Metals Co.	14,805	381,969
Cytec Industries, Inc.	5,117	289,162
Ferro Corp. (c)	5,264	108,912
Florida Rock Industries, Inc.	6,089	262,131
FMC Corp.	4,814	368,512
Glatfelter (c)	5,519	85,545
Longview Fibre Co.	8,111	178,036
Louisiana-Pacific Corp.	12,833	276,295
Lubrizol Corp.	8,453	423,749
Lyondell Chemical Co.	26,002	664,871
Martin Marietta Materials, Inc.	5,527	574,311
Minerals Technologies, Inc. (c)	2,412	141,801
Olin Corp. (c)	8,983	148,399
Packaging Corp of America	10,028	221,619
Reliance Steel & Aluminum Co. (c)	7,914	311,653
RPM International, Inc.	14,668	306,415
The Scotts Miracle-Gro Co. - Class A	5,694	294,095
Sensient Technologies Corp. (c)	5,684	139,826
Sonoco Products Co.	12,252	466,311
Steel Dynamics, Inc. (c)	11,234	364,543
Valspar Corp.	12,544	346,716
Worthington Industries (c)	8,989	159,285
		8,034,525
Telecommunication Services - 0.6%
Cincinnati Bell, Inc. (a) (c)	30,464	139,220
Telephone & Data Systems, Inc.	12,842	697,706
		836,926
Utilities - 7.7%
AGL Resources, Inc.	9,621	374,353
Alliant Energy Corp.	14,536	549,025
Aqua America, Inc. (c)	16,210	369,264
Aquila, Inc. (a) (c)	46,151	216,910
Black Hills Corp. (c)	4,106	151,676
DPL, Inc. (c)	14,089	391,392
Duquesne Light Holdings, Inc. (c)	10,858	215,531
Energy East Corp. (c)	18,253	452,674
Equitable Resources, Inc.	14,908	622,409

	SHARES	VALUE
Utilities - 7.7% (Continued)
Great Plains Energy, Inc. (c)	9,912	$315,202
Hawaiian Electric Industries, Inc. (c)	10,028	272,260
Idacorp, Inc. (c)	5,286	204,304
MDU Resources Group, Inc. (c)	22,223	569,798
National Fuel Gas Co. (c)	10,203	393,224
Northeast Utilities (c)	18,999	535,012
NSTAR	13,181	452,899
OGE Energy Corp. (c)	11,223	448,920
ONEOK, Inc.	13,561	584,750
Pepco Holdings, Inc.	23,556	612,692
PNM Resources, Inc. (c)	9,215	286,586
Puget Energy, Inc.	14,334	363,510
SCANA Corp.	14,315	581,475
Sierra Pacific Resources (a)	27,250	458,617
Vectren Corp. (c)	9,404	265,945
Westar Energy, Inc. (c)	10,775	279,719
WGL Holdings, Inc. (c)	6,017	196,034
Wisconsin Energy Corp.	14,432	684,943
WPS Resources Corp. (c)	5,320	287,440
		11,136,564
TOTAL COMMON STOCKS
(Cost $112,051,871)		137,811,059

WARRANTS - 0.0%
Dime Bancorp
Issued by Washington Mutual, Inc., Exp. 12/26/2050 (a) (e)	1,500	218
TOTAL WARRANTS
(Cost $238)		218

UNIT INVESTMENT TRUSTS - 1.6%
Midcap SPDR Trust Series 1 (c)	15,590	2,285,494
TOTAL UNIT INVESTMENT TRUSTS
(Cost $2,300,778)		2,285,494

SHORT TERM INVESTMENTS (f) - 3.1%
Money Market Funds - 0.9%
Northern Institutional Diversified Assets Portfolio	1,336,500	1,336,500

	PRINCIPAL
	AMOUNT	VALUE
U.S. Treasury Bills - 2.2%
4.840%, 03/15/2007	$3,100,000	$3,070,438
TOTAL SHORT TERM INVESTMENTS
(Cost $4,406,295)		4,406,938
Total Investments
(Cost $118,759,182)(b) - 100.3%		144,503,709
Northern Institutional Liquid Asset Portfolio (d)- 34.9%		50,324,025
Liabilities in Excess of Other Assets - (35.2)%		(50,692,083)
TOTAL NET ASSETS - 100.0%		$144,135,651

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	S&P MIDCAP 400 INDEX PORTFOLIO

(a)	Non income producing security.

(b)
For federal income tax purposes, cost is $119,590,453 and gross unrealized appreciation and depreciation of securities as of December 31, 2006 was $32,124,470 and ($7,211,214), respectively, with a net appreciation / (depreciation) of $24,913,256.

(c)	All or a portion of the security is out on loan.

(d)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $50,445,795, $50,324,025, and $1,780,912, respectively.

(e)	Security is considered illiquid. The aggregate value of such securities is $218 or 0.0% of total net assets.

(f)
Securities and other assets with an aggregate value of $4,218,760 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2006:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)

S&P MidCap 400 Index Mini (03/07)	17	($13,292)
S&P MidCap 400 Index (03/07)	7	($29,106)

The accompanying notes are in integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006
ASSETS
Investments in securities, at value	$144,503,709
Collateral for securities loaned,
at fair value	50,324,025
Receivables:
Securities sold	64,012
Shares sold	55,534
Interest and dividends	108,998
Prepaid expenses and other	5,158
195,061,436
LIABILITIES
Payables:
Payable upon return of securities loaned	50,324,025
Investment securities purchased	249,313
Shares redeemed	182,087
Variation margin	28,600
Advisory fees	55,304
Royalty fees	32,364
Professional fees	16,873
Administration fees	10,139
Fund accounting fees	9,716
Custodian fees	7,350
Other accrued expenses	10,014
50,925,785
NET ASSETS*
Paid-in capital	111,743,952
Accumulated undistributed net investment
income / (loss)	1,172,500
Accumulated net realized gain / (loss)
on investments and futures contracts	5,517,070
Net unrealized appreciation / (depreciation)
on investments and futures contracts	25,702,129
$144,135,651
Investments at cost	$118,759,182
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares
Share Class	Net Assets	Outstanding
Class I	$144,135,651	2,081,894	$69.23

* FEDERAL TAX DATA AS OF DECEMBER 31, 2006
Percentage of ordinary distributions designated as
qualified dividend income	77.92%
Dividends received deduction for corporate shareholders	78.00%
Undistributed ordinary income	$1,483,654
Undistributed long-term gains	$5,994,789
Unrealized appreciation	$24,913,256

STATEMENT OF OPERATIONS
For the year ended December 31, 2006

INVESTMENT INCOME
Interest	$166,741
Dividends	2,095,786
Other income	40,189
2,302,716
EXPENSES
Advisory fees	415,239
Administration fees	138,413
Fund accounting fees	29,323
Professional fees	30,433
Transfer agent fees	14,421
Directors’ fees	17,589
Custodian fees	26,247
Royalty Fee	21,262
Shareholder reporting fees	9,861
Other expenses	11,370
714,158
NET INVESTMENT INCOME / (LOSS)	1,588,558

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	5,824,490
Net realized gain / (loss) on futures contracts	291,112
6,115,602
Net change in unrealized appreciation /
(depreciation) on investments and
futures contracts	4,849,289

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	10,964,891

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$12,553,449

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Expense
Fee	Fee	Limit
0.30%	0.10%	0.60%

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS	S&P MIDCAP 400 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31,
	2006	2005
OPERATIONS
Net investment income / (loss)	$1,588,558	$1,010,790
Net realized gain / (loss) on investments and futures	6,115,602	4,946,482
Net change in unrealized appreciation / (depreciation) on investments
and futures contracts	4,849,289	7,053,182

	12,553,449	13,010,454

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(1,159,032)	(557,878)
Net realized gain on investments	(5,058,592)	(2,313,654)

	(6,217,624)	(2,871,532)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	20,986,992	30,237,958
Reinvestment of distributions	6,217,624	2,871,532
Payments for shares redeemed	(16,776,702)	(15,651,326)

	10,427,914	17,458,164

NET INCREASE / (DECREASE) IN NET ASSETS	16,763,739	27,597,086
NET ASSETS
Beginning of period	127,371,912	99,774,826

End of period	$144,135,651	$127,371,912

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$1,172,500	$923,491

FUND SHARE TRANSACTIONS
Sold	313,433	490,894
Reinvestment of distributions	92,870	49,560
Redeemed	(251,818)	(255,214)

Net increase / (decrease) from fund share transactions	154,485	285,240

TOTAL COST OF PURCHASES OF:
Common Stocks	$24,438,495	$35,027,711

	$24,438,495	$35,027,711

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$19,118,277	$20,514,738

	$19,118,277	$20,514,738

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$1,810,900	$973,292
Long-term capital gains	4,406,724	1,898,240

	$6,217,624	$2,871,532

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
BALANCED INDEX PORTFOLIO

Summit Balanced Index Portfolio - Average Annual Total Return
1-Year	5-Year	Since Inception
11.02%	5.15%	3.25%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Gary R. Rodmaker
Nick J. Kotsonis
Kevin P. Aug
Inception Date:	May 3, 1999
Total Net Assets:	$28.78 Million
Number of Equity Holdings:	501
Median Cap Size:	$13,215 (in millions)
Average Price-to-book Ratio:	2.86 x
Dividend Yield:	1.80%
Number of Fixed Income Holdings:	40
Average Duration	3.63 years
Average Maturity	9.90 years
Average Credit Quality	AA+/Aa1
Current Yield	5.29%

Top 10 Equity Holdings

(% of net assets)
Exxon Mobil Corp.	2.13%
General Electric Co.	1.80%
Citigroup, Inc.	1.29%
Microsoft Corp.	1.21%
Bank of America Corp.	1.13%
Procter & Gamble Co.	0.94%
Johnson & Johnson	0.89%
Pfizer, Inc.	0.87%
American International Group, Inc.	0.85%
Altria Group, Inc.	0.82%

Sector Allocations

Summit Mutual Funds, Inc. - Pinnacle Series
BALANCED INDEX PORTFOLIO

Objective - Seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index (the “Bond Index”).

Strategy - The Summit Pinnacle Balanced Index Portfolio (the “Portfolio”) will invest approximately 60% of its net assets in a portfolio of stocks included in the Index and in futures of the Index, and approximately 40% of its net assets in a portfolio of investment grade bonds designed to track the Bond Index.

Managers’ Comments:

For the year ended December 31, 2006, the Summit Balanced Index Portfolio’s total return was 11.02% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to an 11.12% total return for the Balanced Index (a hypothetical index composed of 60% of the S&P 500 Index and 40% of the Lehman Aggregate Bond Index, which had total returns of 15.79% and 4.33%, respectively). The difference of 0.10% is referred to as “tracking error” and is attributed to a number of factors, including the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. Other factors include the timing and size of cash flows into and out of the Portfolio and related holdings of cash and cash equivalents; brokers’ commissions or other trading costs; holding security positions in amounts that are different than the weightings in the Index; and maintaining stock and bond portfolio holdings in a ratio different from the 60%/40% default ratio, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

Summit Mutual Funds, Inc. - Pinnacle Series
BALANCED INDEX PORTFOLIO	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

		Year Ended December 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$45.74	$45.55	$43.05	$37.50	$43.85
INVESTMENT ACTIVITIES:
Net investment income / (loss)	1.16	1.07	0.95 (2)	0.95	1.13
Net realized and unrealized gains / (losses)	3.80	0.28	2.27	5.57	(6.01)
Total from Investment Activities	4.96	1.35	3.22	6.52	(4.88)

DISTRIBUTIONS:
Net investment income	(1.12)	(1.16)	(0.72)	(0.97)	(1.47)
Total Distributions	(1.12)	(1.16)	(0.72)	(0.97)	(1.47)
Net asset value, end of period	$49.58	$45.74	$45.55	$43.05	$37.50

Total return	11.02%	3.04%	7.59%	17.70%	-11.27%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(1)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets - gross	0.69%	0.70%	0.71%	1.01%	1.10%
Ratio of net investment income / (loss) to average net assets	2.36%	2.25%	2.23%	2.31%	2.78%
Portfolio turnover rate	21.19%	3.85%	21.20%	25.45%	15.34%
Net assets, end of period (000’s)	$28,784	$29,316	$33,356	$11,667	$10,638

(1)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(2)	Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	BALANCED INDEX PORTFOLIO

DECEMBER 31, 2006
	SHARES	VALUE
COMMON STOCKS - 60.0%
Consumer Discretionary - 6.6%
Amazon.com, Inc. (a)	460	$18,152
Apollo Group, Inc. (a)	185	7,209
Autonation, Inc. (a)	203	4,328
Autozone, Inc. (a)	93	10,747
Bed Bath & Beyond, Inc. (a)	373	14,211
Best Buy Co., Inc.	537	26,415
Big Lots, Inc. (a) (d)	190	4,355
The Black & Decker Corp.	135	10,796
Brunswick Corp.	163	5,200
Carnival Corp.	588	28,841
CBS Corporation	1,031	32,147
Centex Corp.	157	8,834
Circuit City Stores, Inc.	215	4,081
Clear Channel Communications, Inc.	656	23,314
Coach, Inc. (a)	484	20,793
Comcast Corp. - Class A (a)	2,763	116,958
D.R. Horton, Inc.	406	10,755
Darden Restaurants, Inc.	225	9,038
Dillard’s, Inc. - Class A (d)	108	3,777
The DIRECTV Group, Inc. (a)	1,030	25,688
Dollar General Corp. (d)	412	6,617
Dow Jones & Co., Inc. (d)	98	3,724
E.W. Scripps Co.	130	6,492
Eastman Kodak Co. (d)	429	11,068
eBay, Inc. (a)	1,551	46,639
Family Dollar Stores, Inc.	232	6,805
Federated Department Stores, Inc.	718	27,377
Ford Motor Co. (d)	2,484	18,655
Fortune Brands, Inc.	244	20,835
Gannett Co., Inc.	313	18,924
The Gap, Inc.	712	13,884
General Motors Corp. (d)	747	22,948
Genuine Parts Co.	260	12,332
The Goodyear Tire & Rubber Co. (a) (d)	263	5,520
H&R Block, Inc.	426	9,815
Harley-Davidson, Inc.	347	24,453
Harman International Industries, Inc.	100	9,991
Harrah’s Entertainment, Inc.	274	22,665
Hasbro, Inc.	217	5,913
Hilton Hotels Corp.	510	17,799
The Home Depot, Inc.	2,725	109,436
IAC/InterActiveCorp (a)	300	11,148
International Game Technology	449	20,744
Interpublic Group of Cos., Inc. (a) (d)	631	7,723
J.C. Penney Co., Inc.	297	22,976
Johnson Controls, Inc.	288	24,745
Jones Apparel Group, Inc.	198	6,619
KB Home (d)	130	6,666
Kohl’s Corp. (a)	433	29,630
Leggett & Platt, Inc.	282	6,740
Lennar Corp.	220	11,541
Limited Brands, Inc.	449	12,994
Liz Claiborne, Inc.	179	7,779
Lowe’s Companies, Inc.	2,018	62,861
Marriott International, Inc. - Class A	454	21,665
Mattel, Inc.	500	11,330

	SHARES	VALUE
Consumer Discretionary - 6.6% (Continued)
McDonald’s Corp.	1,619	$71,770
The McGraw-Hill Cos., Inc.	465	31,629
Meredith Corp.	70	3,944
New York Times Co. - Class A (d)	191	4,653
Newell Rubbermaid, Inc.	411	11,898
News Corp. - Class A	3,087	66,309
Nike, Inc. - Class B	285	28,224
Nordstrom, Inc.	331	16,332
Office Depot, Inc. (a)	374	14,276
OfficeMax, Inc. (d)	118	5,859
Omnicom Group	272	28,435
Pulte Homes, Inc.	320	10,598
RadioShack Corp. (d)	225	3,776
Sears Holdings Corp. (a)	110	18,472
The Sherwin-Williams Co.	190	12,080
Snap-On, Inc.	97	4,621
The Stanley Works	121	6,085
Staples, Inc.	960	25,632
Starbucks Corp. (a)	999	35,385
Starwood Hotels & Resorts Worldwide, Inc.	325	20,313
Target Corp.	1,134	64,695
Tiffany & Co. (d)	183	7,181
Time Warner, Inc.	5,370	116,959
TJX Cos., Inc.	594	16,941
Tribune Co. (d)	291	8,957
Univision Communications, Inc. (a) (d)	344	12,184
VF Corp.	149	12,230
Viacom, Inc. - Class B (a)	938	38,486
The Walt Disney Co.	2,761	94,619
Wendy’s International, Inc.	193	6,386
Whirlpool Corp. (d)	128	10,627
Wyndham Worldwide Corp. (a)	312	9,990
Yum! Brands, Inc.	358	21,050
		1,913,288
Consumer Staples - 5.5%
Altria Group, Inc.	2,764	237,206
Anheuser-Busch Cos., Inc.	1,016	49,987
Archer-Daniels-Midland Co.	866	27,677
Avon Products, Inc.	591	19,527
Brown-Forman Corp. - Class B	139	9,207
Campbell Soup Co.	276	10,734
Clorox Co.	200	12,830
The Coca-Cola Co.	2,691	129,841
Coca-Cola Enterprises, Inc.	364	7,433
Colgate-Palmolive Co.	682	44,494
ConAgra Foods, Inc.	675	18,225
Constellation Brands, Inc. - Class A (a)	293	8,503
Costco Wholesale Corp.	618	32,674
CVS Corp.	1,085	33,537
Dean Foods Co. (a)	200	8,456
The Estee Lauder Cos., Inc.	180	7,348
General Mills, Inc.	466	26,842
The Hershey Co.	274	13,645
HJ Heinz Co.	438	19,714
Kellogg Co.	330	16,520
Kimberly-Clark Corp.	605	41,110

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
BALANCED INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Consumer Staples - 5.5% (Continued)
The Kroger Co.	954	$22,009
McCormick & Co., Inc.	224	8,637
Molson Coors Brewing Co. - Class B	96	7,338
Pepsi Bottling Group, Inc.	180	5,564
PepsiCo, Inc.	2,177	136,171
Procter & Gamble Co.	4,192	269,420
Reynolds American, Inc. (d)	227	14,862
Safeway, Inc.	588	20,321
Sara Lee Corp.	1,005	17,115
Supervalu, Inc.	327	11,690
Sysco Corp.	817	30,033
Tyson Foods, Inc. - Class A	375	6,169
UST, Inc.	245	14,259
Walgreen Co.	1,332	61,125
Wal-Mart Stores, Inc.	3,248	149,993
Whole Foods Market, Inc. (d)	200	9,386
WM Wrigley Jr. Co.	335	17,326
		1,576,928
Energy - 5.9%
Anadarko Petroleum Corp.	607	26,417
Apache Corp.	435	28,932
Baker Hughes, Inc.	435	32,477
BJ Services Co.	395	11,581
Chesapeake Energy Corp.	530	15,396
Chevron Corp.	2,903	213,458
ConocoPhillips	2,176	156,563
Devon Energy Corp.	583	39,108
El Paso Corp.	919	14,042
EOG Resources, Inc.	359	22,420
Exxon Mobil Corp.	8,019	614,496
Halliburton Co.	1,362	42,290
Hess Corp.	319	15,813
Kinder Morgan, Inc.	160	16,920
Marathon Oil Corp.	473	43,753
Murphy Oil Corp.	274	13,933
Nabors Industries Ltd. (a) (d)	418	12,448
National Oilwell Varco, Inc. (a)	259	15,846
Noble Corp.	229	17,438
Occidental Petroleum Corp.	1,138	55,569
Peabody Energy Corp.	360	14,548
Rowan Cos., Inc.	182	6,042
Schlumberger Ltd.	1,564	98,782
Smith International, Inc.	275	11,294
Sunoco, Inc.	173	10,788
Transocean, Inc. (a)	416	33,650
Valero Energy Corp.	810	41,440
Weatherford International Ltd. (a)	462	19,307
Williams Companies, Inc.	787	20,556
XTO Energy, Inc.	483	22,725
		1,688,032
Financials - 13.3%
ACE Ltd.	430	26,045
AFLAC, Inc.	656	30,176
The Allstate Corp.	832	54,172
AMBAC Financial Group, Inc.	179	15,944
American Express Co.	1,604	97,315
American International Group, Inc.	3,430	245,794

	SHARES	VALUE
Financials - 13.3% (Continued)
Ameriprise Financial, Inc.	371	$20,219
AON Corp.	416	14,701
Apartment Investment & Management Co.	160	8,963
Archstone-Smith Trust	316	18,394
Bank of America Corp.	6,106	325,999
The Bank of New York Co., Inc.	1,008	39,685
BB&T Corp.	709	31,146
The Bear Stearns Companies, Inc.	188	30,603
Boston Properties, Inc.	140	15,663
Capital One Financial Corp.	553	42,481
CB Richard Ellis Group, Inc. (a)	250	8,300
The Charles Schwab Corp.	1,366	26,418
Chicago Mercantile Exchange Holdings, Inc.	50	25,487
Chubb Corp.	592	31,323
Cincinnati Financial Corp.	261	11,826
CIT Group, Inc.	301	16,787
Citigroup, Inc.	6,667	371,352
Comerica, Inc.	250	14,670
Commerce Bancorp, Inc. (d)	280	9,876
Compass Bancshares, Inc.	208	12,407
Countrywide Financial Corp.	809	34,342
E*Trade Financial Corp. (a)	565	12,667
Equity Office Properties Trust	463	22,303
Equity Residential	429	21,772
Fannie Mae	1,279	75,960
Federated Investors, Inc.	142	4,797
Fifth Third Bancorp	737	30,165
First Horizon National Corp. (d)	209	8,732
Franklin Resources, Inc.	248	27,322
Freddie Mac	913	61,993
Genworth Financial, Inc.	601	20,560
Goldman Sachs Group, Inc.	570	113,630
Hartford Financial Services Group, Inc.	447	41,710
Huntington Bancshares, Inc.	345	8,194
JPMorgan Chase & Co.	4,584	221,407
Janus Capital Group, Inc.	273	5,894
KeyCorp	533	20,270
Kimco Realty Corp.	300	13,485
Legg Mason, Inc.	200	19,010
Lehman Brothers Holdings, Inc.	710	55,465
Lincoln National Corp.	380	25,232
Loews Corp.	604	25,048
M&T Bank Corp.	135	16,492
Marsh & McLennan Cos., Inc.	727	22,290
Marshall & Ilsley Corp.	336	16,165
MBIA, Inc. (d)	224	16,365
Mellon Financial Corp.	544	22,930
Merrill Lynch & Co., Inc.	1,171	109,020
Metlife, Inc.	1,003	59,187
MGIC Investment Corp.	156	9,756
Moody’s Corp.	313	21,616
Morgan Stanley	1,416	115,305
National City Corp.	848	31,003
Northern Trust Corp.	277	16,811
Plum Creek Timber Co., Inc.	275	10,959
PNC Financial Services Group, Inc.	434	32,133
Principal Financial Group, Inc.	356	20,897
The Progressive Corp.	1,020	24,704

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	BALANCED INDEX PORTFOLIO

	SHARES	VALUE
Financials - 13.3% (Continued)
Prologis	369	$22,424
Prudential Financial, Inc.	641	55,036
Public Storage, Inc.	138	13,455
Realogy Corp. (a)	283	8,581
Regions Financial Corp.	962	35,979
Safeco Corp. (d)	154	9,633
Simon Property Group, Inc.	273	27,652
SLM Corp.	542	26,433
Sovereign Bancorp, Inc. (d)	474	12,035
The St. Paul Travelers Cos., Inc.	913	49,019
State Street Corp.	438	29,539
SunTrust Banks, Inc.	482	40,705
Synovus Financial Corp.	466	14,367
T. Rowe Price Group, Inc.	346	15,144
Torchmark Corp.	174	11,094
UnumProvident Corp. (d)	445	9,247
US Bancorp	2,347	84,938
Vornado Realty Trust	197	23,936
Wachovia Corp.	2,499	142,318
Washington Mutual, Inc.	1,273	57,909
Wells Fargo & Co.	4,446	158,100
XL Capital Ltd. - Class A	235	16,925
Zions Bancorporation	151	12,448
		3,838,254
Health Care - 7.1%
Abbott Laboratories	2,018	98,297
Aetna, Inc.	724	31,262
Allergan, Inc.	219	26,223
AmerisourceBergen Corp.	267	12,004
Amgen, Inc. (a)	1,547	105,676
Applera Corp. - Applied Biosystems Group	242	8,879
Barr Pharmaceuticals, Inc. (a)	160	8,019
Bausch & Lomb, Inc. (d)	90	4,685
Baxter International, Inc.	862	39,988
Becton, Dickinson & Co.	323	22,659
Biogen Idec, Inc. (a)	454	22,332
Biomet, Inc.	372	15,352
Boston Scientific Corp. (a)	1,557	26,749
Bristol-Myers Squibb Co.	2,598	68,379
C.R. Bard, Inc.	176	14,603
Cardinal Health, Inc.	536	34,535
Caremark Rx, Inc.	564	32,210
Celgene Corp. (a)	475	27,327
CIGNA Corp.	147	19,341
Coventry Health Care, Inc. (a)	210	10,511
Eli Lilly & Co.	1,299	67,678
Express Scripts, Inc. (a)	182	13,031
Forest Laboratories, Inc. (a)	421	21,303
Genzyme Corp. (a)	383	23,585
Gilead Sciences, Inc. (a)	604	39,218
Health Management Associates, Inc. - Class A	317	6,692
Hospira, Inc. (a)	208	6,985
Humana, Inc. (a)	218	12,058
IMS Health, Inc.	267	7,337
Johnson & Johnson	3,863	255,035
King Pharmaceuticals, Inc. (a)	361	5,747
Laboratory Corp. Of America Holdings (a)	166	12,196

	SHARES	VALUE
Health Care - 7.1% (Continued)
Manor Care, Inc.	132	$6,193
McKesson Corp.	396	20,077
Medco Health Solutions, Inc. (a)	389	20,788
MedImmune, Inc. (a)	317	10,261
Medtronic, Inc.	1,518	81,228
Merck & Co., Inc.	2,874	125,306
Millipore Corp. (a) (d)	86	5,728
Mylan Laboratories, Inc.	327	6,527
Patterson Cos., Inc. (a)	220	7,812
PerkinElmer, Inc.	167	3,712
Pfizer, Inc.	9,630	249,417
Quest Diagnostics, Inc.	214	11,342
Schering-Plough Corp.	1,957	46,264
St. Jude Medical, Inc. (a)	466	17,037
Stryker Corp.	434	23,918
Tenet Healthcare Corp. (a)	623	4,342
Thermo Fisher Scientific, Inc. (a)	617	27,944
UnitedHealth Group, Inc.	1,779	95,586
Waters Corp. (a)	136	6,660
Watson Pharmaceuticals, Inc. (a)	174	4,529
Wellpoint, Inc. (a)	819	64,447
Wyeth	1,777	90,485
Zimmer Holdings, Inc. (a)	369	28,922
		2,058,421
Industrials - 6.6%
3M Co.	995	77,540
Allied Waste Industries, Inc. (a)	326	4,007
American Power Conversion Corp.	256	7,831
American Standard Cos., Inc.	274	12,563
Avery Dennison Corp.	125	8,491
Boeing Co.	1,050	93,282
Burlington Northern Santa Fe Corp.	478	35,281
Caterpillar, Inc.	866	53,112
Cintas Corp.	181	7,188
Cooper Industries Ltd. - Class A	155	14,017
CSX Corp.	586	20,176
Cummins, Inc.	78	9,218
Danaher Corp.	355	25,716
Deere & Co.	306	29,091
Dover Corp.	302	14,804
Eaton Corp.	246	18,484
Emerson Electric Co.	1,078	47,529
Equifax, Inc.	168	6,821
FedEx Corp.	452	49,096
Fluor Corp.	145	11,839
General Dynamics Corp.	533	39,629
General Electric Co.	13,923	518,075
Goodrich Corp.	203	9,247
Honeywell International, Inc.	1,082	48,950
Illinois Tool Works, Inc.	555	25,636
Ingersoll-Rand Company Ltd. - Class A	425	16,630
ITT Corp.	244	13,864
L-3 Communications Holdings, Inc.	198	16,192
Lockheed Martin Corp.	471	43,365
Masco Corp.	526	15,712
Monster Worldwide, Inc. (a)	204	9,515
Norfolk Southern Corp.	547	27,509

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
BALANCED INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Industrials - 6.6% (Continued)
Northrop Grumman Corp.	455	$30,804
Paccar, Inc.	330	21,417
Pall Corp.	208	7,186
Parker Hannifin Corp.	200	15,376
Pitney Bowes, Inc.	342	15,797
Raytheon Co.	593	31,310
Robert Half International, Inc.	253	9,391
Rockwell Automation, Inc.	271	16,553
Rockwell Collins, Inc.	264	16,709
RR Donnelley & Sons Co.	321	11,408
Ryder System, Inc.	107	5,463
Southwest Airlines Co.	1,038	15,902
Terex Corp. (a) (d)	140	9,041
Textron, Inc.	167	15,660
Tyco International Ltd.	2,661	80,894
Union Pacific Corp.	394	36,256
United Parcel Service, Inc. - Class B	1,428	107,071
United Technologies Corp.	1,336	83,527
W.W. Grainger, Inc.	127	8,882
Waste Management, Inc.	714	26,254
		1,895,311
Information Technology - 8.8%
ADC Telecommunications, Inc. (a)	195	2,833
Adobe Systems, Inc. (a)	765	31,457
Advanced Micro Devices, Inc. (a)	642	13,065
Affiliated Computer Services, Inc. - Class A (a)	157	7,668
Agilent Technologies, Inc. (a)	540	18,819
Altera Corp. (a)	475	9,348
Analog Devices, Inc.	466	15,317
Apple Computer, Inc. (a)	1,123	95,275
Applied Materials, Inc.	1,835	33,856
Autodesk, Inc. (a)	341	13,797
Automatic Data Processing, Inc.	734	36,150
Avaya, Inc. (a)	633	8,849
BMC Software, Inc. (a)	271	8,726
Broadcom Corp. - Class A (a)	620	20,032
CA, Inc.	543	12,299
Ciena Corp. (a) (d)	123	3,408
Cisco Systems, Inc. (a)	8,060	220,280
Citrix Systems, Inc. (a)	255	6,898
Cognizant Technology Solutions Corp. (a)	200	15,432
Computer Sciences Corp. (a)	276	14,730
Compuware Corp. (a)	492	4,098
Comverse Technology, Inc. (a) (d)	301	6,354
Convergys Corp. (a)	184	4,376
Corning, Inc. (a)	2,060	38,543
Dell, Inc. (a)	2,999	75,245
Electronic Arts, Inc. (a)	453	22,813
Electronic Data Systems Corp.	684	18,844
EMC Corp. (a)	3,037	40,088
Fidelity National Information Services, Inc.	220	8,820
First Data Corp.	1,011	25,801
Fiserv, Inc. (a)	231	12,109
Google, Inc. (a)	285	131,237
Hewlett-Packard Co.	3,617	148,984
Intel Corp.	7,615	154,204
International Business Machines Corp.	2,009	195,174

	SHARES	VALUE
Information Technology - 8.8% (Continued)
Intuit, Inc. (a)	452	$13,791
Jabil Circuit, Inc.	257	6,309
JDS Uniphase Corp. (a)	278	4,632
Juniper Networks, Inc. (a)	747	14,148
Kla-Tencor Corp.	295	14,676
Lexmark International, Inc. - Class A (a) (d)	133	9,736
Linear Technology Corp.	398	12,067
LSI Logic Corp. (a) (d)	529	4,761
Maxim Integrated Products, Inc.	424	12,983
Micron Technology, Inc. (a)	965	13,471
Microsoft Corp.	11,643	347,661
Molex, Inc.	187	5,915
Motorola, Inc.	3,234	66,491
National Semiconductor Corp.	394	8,944
NCR Corp. (a)	278	11,887
Network Appliance, Inc. (a)	492	19,326
Novell, Inc. (a)	449	2,784
Novellus Systems, Inc. (a)	163	5,610
Nvidia Corp. (a)	504	18,653
Oracle Corp. (a)	5,328	91,322
Paychex, Inc.	447	17,674
PMC - Sierra, Inc. (a) (d)	272	1,825
QLogic Corp. (a)	243	5,327
Qualcomm, Inc.	2,181	82,420
Sabre Holdings Corp. - Class A	219	6,984
SanDisk Corp. (a)	280	12,048
Sanmina-SCI Corp. (a)	706	2,436
Solectron Corp. (a)	1,212	3,903
Sun Microsystems, Inc. (a)	4,633	25,111
Symantec Corp. (a)	1,306	27,230
Symbol Technologies, Inc.	363	5,423
Tektronix, Inc.	141	4,113
Tellabs, Inc. (a)	592	6,074
Teradyne, Inc. (a)	294	4,398
Texas Instruments, Inc.	2,024	58,291
Unisys Corp. (a)	455	3,567
VeriSign, Inc. (a)	324	7,792
Western Union Co.	1,011	22,667
Xerox Corp. (a)	1,292	21,899
Xilinx, Inc.	449	10,691
Yahoo!, Inc. (a)	1,642	41,937
		2,531,906
Materials - 1.9%
Air Products & Chemicals, Inc.	331	23,263
Alcoa, Inc.	1,145	34,361
Allegheny Technologies, Inc.	141	12,786
Ashland, Inc.	124	8,578
Ball Corp.	182	7,935
Bemis Co.	179	6,082
Consol Energy, Inc.	280	8,996
The Dow Chemical Co.	1,267	50,604
Eastman Chemical Co.	136	8,066
Ecolab, Inc.	275	12,430
EI Du Pont de Nemours & Co.	1,217	59,280
Freeport-McMoRan Copper & Gold, Inc. - Class B (d)	265	14,769
Hercules, Inc. (a)	189	3,650
International Flavors & Fragrances, Inc.	137	6,735

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	BALANCED INDEX PORTFOLIO

	SHARES	VALUE
Materials - 1.9% (Continued)
International Paper Co.	601	$20,494
MeadWestvaco Corp.	275	8,267
Monsanto Co.	717	37,664
Newmont Mining Corp.	594	26,819
Nucor Corp.	408	22,301
Pactiv Corp. (a)	183	6,531
Phelps Dodge Corp.	270	32,324
PPG Industries, Inc.	254	16,309
Praxair, Inc.	426	25,275
Rohm & Haas Co.	190	9,713
Sealed Air Corp.	139	9,024
Sigma-Aldrich Corp. (d)	113	8,782
Temple-Inland, Inc.	189	8,700
United States Steel Corp.	191	13,970
Vulcan Materials Co.	171	15,368
Weyerhaeuser Co.	366	25,858
		544,934
Telecommunication Services - 2.1%
Alltel Corp.	513	31,026
AT&T, Inc.	5,130	183,397
BellSouth Corp.	2,398	112,970
CenturyTel, Inc.	154	6,724
Citizens Communications Co. (d)	424	6,093
Embarq Corp.	218	11,458
Qwest Communications International, Inc. (a) (d)	2,116	17,711
Sprint Nextel Corp.	3,944	74,502
Verizon Communications, Inc.	3,828	142,555
Windstream Corp.	626	8,902
		595,338
Utilities - 2.2%
The AES Corp. (a)	874	19,263
Allegheny Energy, Inc. (a)	243	11,156
Ameren Corp. (d)	304	16,334
American Electric Power Co., Inc.	521	22,184
Centerpoint Energy, Inc.	462	7,660
CMS Energy Corp. (a) (d)	327	5,461
Consolidated Edison, Inc. (d)	365	17,545
Constellation Energy Group, Inc.	266	18,319
Dominion Resources, Inc.	508	42,591
DTE Energy Co. (d)	266	12,877
Duke Energy Corporation	1,655	54,963
Dynegy, Inc. - Class A (a)	500	3,620
Edison International	431	19,602
Entergy Corp.	310	28,619
Exelon Corp.	885	54,773
FirstEnergy Corp.	436	26,291
FPL Group, Inc. (d)	535	29,115
KeySpan Corp.	260	10,707
Nicor, Inc. (d)	74	3,463
NiSource, Inc.	407	9,809
Peoples Energy Corp.	64	2,852
PG&E Corp.	460	21,772
Pinnacle West Capital Corp.	165	8,364
PPL Corp.	504	18,063
Progress Energy, Inc.	375	18,405
Public Service Enterprise Group, Inc.	357	23,698
Questar Corp.	120	9,966

	SHARES	VALUE
Utilities - 2.2% (Continued)
Sempra Energy	382	$21,407
The Southern Co.	981	36,160
TECO Energy, Inc.	310	5,341
TXU Corp.	610	33,068
Xcel Energy, Inc. (d)	537	12,383
		625,831
TOTAL COMMON STOCKS
(Cost $12,941,732)		17,268,243

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS - 6.8%
Consumer Staples - 0.4%
Campbell Soup Co.
5.875%, 10/01/2008	$100,000	$100,797
Energy - 1.7%
Burlington Resources Finance Co.
6.500%, 12/01/2011	150,000	157,747
Colonial Pipeline Co.
7.750%, 11/01/2010 (b)	125,000	135,439
Conoco Funding Co.
6.350%, 10/15/2011	50,000	52,272
Public Service Co. of North Carolina, Inc.
6.625%, 02/15/2011	150,000	156,660
		502,118
Financials - 1.5%
Key Bank National Association
5.000%, 07/17/2007 (d)	100,000	99,701
TIAA Global Markets, Inc.
4.125%, 11/15/2007 (b)	150,000	148,374
Union Planters Corp.
4.375%, 12/01/2010 (d)	190,000	184,708
		432,783
Health Care - 0.5%
Amgen, Inc.
6.500%, 12/01/2007	150,000	150,999
Industrials - 1.8%
Honeywell International, Inc.
7.500%, 03/01/2010 (d)	125,000	133,287
Masco Corp.
5.875%, 07/15/2012	125,000	125,138
United Technologies Corp.
4.375%, 05/01/2010	250,000	244,211
		502,636
Materials - 0.9%
Weyerhaeuser Co.
7.500%, 03/01/2013	250,000	268,129
TOTAL CORPORATE BONDS
(Cost $2,000,191)		1,957,462

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
BALANCED INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	PRINCIPAL
	AMOUNT	VALUE
MORTGAGE BACKED SECURITIES - 12.2%
Fannie Mae Pool
Pool #500823, 7.000%, 07/01/2029	$349,101	$359,905
Pool #653650, 6.500%, 08/01/2032	85,447	87,015
Pool #722267, 5.500%, 07/01/2033	245,528	243,025
Pool #732114, 6.000%, 08/01/2033	229,906	231,845
Pool #357457, 5.500%, 11/01/2033	491,747	486,735
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	602,869	593,627
Pool #E9-9160, 4.500%, 09/01/2018	125,861	121,596
Pool #G0-8146, 6.000%, 08/01/2036	775,849	781,587
Ginnie Mae Pool
Pool #003583M, 5.500%, 07/20/2034	600,734	596,717
TOTAL MORTGAGE BACKED SECURITIES
(Cost $3,588,601)		3,502,052

U.S. GOVERNMENT AGENCY ISSUES - 3.8%
Federal National Mortgage Association
5.050%, 02/07/2011	1,100,000	1,104,701
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $1,106,485)		1,104,701

U.S. TREASURY OBLIGATIONS - 13.4%
U.S. Treasury Bonds
6.250%, 08/15/2023 (d)	250,000	287,754
5.250%, 11/15/2028 (d)	200,000	209,734
6.125%, 08/15/2029 (d)	195,000	227,906
U.S. Treasury Notes
6.125%, 08/15/2007 (d)	100,000	100,633
4.000%, 08/31/2007 (d)	200,000	198,641
5.500%, 02/15/2008 (d)	200,000	201,109
4.625%, 02/29/2008 (d)	200,000	199,156
4.750%, 11/15/2008 (d)	200,000	199,742
3.375%, 12/15/2008 (d)	84,000	81,779
4.500%, 02/15/2009 (d)	200,000	198,789
6.000%, 08/15/2009 (d)	50,000	51,510
5.750%, 08/15/2010 (d)	180,000	186,209

	PRINCIPAL
	AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 13.4% (Continued)
U.S. Treasury Notes(Continued)
4.250%, 01/15/2011 (d)	$300,000	$295,031
4.875%, 02/15/2012 (d)	1,100,000	1,110,055
4.375%, 08/15/2012 (d)	100,000	98,563
3.625%, 05/15/2013 (d)	234,000	220,481
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,897,185)		3,867,092

	SHARES	VALUE
UNIT INVESTMENT TRUSTS - 1.2%
iShares Lehman Aggregate Bond Fund	800	$79,760
SPDR Trust Series 1 (d)	1,875	265,669
TOTAL UNIT INVESTMENT TRUSTS
(Cost $329,972)		345,429

SHORT TERM INVESTMENTS (f) - 2.5%
Money Market Funds - 2.2%
Northern Institutional Diversified Assets Portfolio	620,214	620,214

	PRINCIPAL
	AMOUNT	VALUE
U.S. Treasury Bills - 0.3%
4.840%, 03/15/2007	$100,000	$99,046
TOTAL SHORT TERM INVESTMENTS
(Cost $719,240)		719,260
Total Investments (Cost $24,583,406) (c) - 99.9%		28,764,239
Northern Institutional Liquid Assets Portfolio (e) - 15.5%		4,467,067
Liabilities in Excess of Other Assets - (15.4)%		(4,447,519)
TOTAL NET ASSETS - 100.0%		$28,783,787

(a)	Non income producing security.

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)
For federal income tax purposes, cost is $24,639,678 and gross unrealized appreciation and depreciation of securities as of December 31, 2006 was $4,898,821 and $(774,260), respectively, with a net appreciation / (depreciation) of $4,124,561.

(d)	All or a portion of the security is out on loan.

(e)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $4,961,288, $4,467,067, and $669,543, respectively.

(f)
Securities and other assets with an aggregate value of $499,940 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2006:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)

S&P 500 Mini Futures (03/07)	7	$1,095

The accompanying notes are in integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS	BALANCED INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006
ASSETS
Investments in securities, at value	$28,764,239
Collateral for securities loaned,
at fair value	4,467,067
Receivables:
Securities sold	2,916
Shares sold	79
Interest and dividends	157,232
Prepaid expenses and other	910
33,392,443
LIABILITIES
Payables:
Payable upon return of securities loaned	4,467,067
Shares redeemed	91,581
Variation margin	1,890
Professional fees	17,069
Fund accounting fees	9,029
Advisory fees	6,534
Royalty fees	4,310
Custodian fees	4,010
Administration fees	1,649
Directors’ fees	47
Other accrued expenses	5,470
4,608,656

NET ASSETS*
Paid-in capital	26,046,936
Accumulated undistributed net investment
income / (loss)	119,128
Accumulated net realized gain / (loss)
on investments and futures contracts	(1,564,205)
Net unrealized appreciation / (depreciation)
on investments and futures contracts	4,181,928
$28,783,787
Investments at cost	$24,583,406
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares
Share Class	Net Assets	Outstanding
Class I	$28,783,787	580,566	$49.58

* FEDERAL TAX DATA AS OF DECEMBER 31, 2006
Percentage of ordinary distributions designated as
qualified dividend income	47.51%
Dividends received deduction for corporate shareholders	47.15%
Undistributed ordinary income	$119,128
Unrealized appreciation	$4,124,561
Capital Loss Carryforward Expiring December 31:
2010	2012	2013
$(300,045)	$(629,782)	$(576,478)

STATEMENT OF OPERATIONS
For the year ended December 31, 2006

INVESTMENT INCOME
Interest	$496,145
Dividends	353,961
Other income	2,664
852,770
EXPENSES
Advisory fees	86,482
Fund accounting fees	31,580
Administration fees	28,827
Professional fees	19,541
Transfer agent fees	11,548
Custodian fees	10,307
Directors’ fees	3,635
Shareholder reporting fees	2,865
Royalty fees	1,880
Other expenses	3,248
199,913
Reimbursements and Waivers	(26,949)
172,964
NET INVESTMENT INCOME / (LOSS)	679,806

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	(33,247)
Net realized gain / (loss) on futures	68,844
35,597
Net change in unrealized appreciation /
(depreciation) on investments and
futures contracts	2,287,546

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	2,323,143

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,002,949

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit	and Waivers
0.30%	0.10%	0.60%	$26,949

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
BALANCED INDEX PORTFOLIO	FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31,
	2006	2005
OPERATIONS
Net investment income / (loss)	$679,806	$694,842
Net realized gain / (loss) on investments and futures	35,597	(508,983)
Net change in unrealized appreciation / (depreciation) on investments and futures contracts	2,287,546	701,835

	3,002,949	887,694

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(684,111)	(793,393)

	(684,111)	(793,393)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	2,102,410	1,895,604
Reinvestment of distributions	684,111	793,393
Payments for shares redeemed	(5,637,391)	(6,823,962)

	(2,850,870)	(4,134,965)

NET INCREASE / (DECREASE) IN NET ASSETS	(532,032)	(4,040,664)
NET ASSETS
Beginning of period	29,315,819	33,356,483

End of period	$28,783,787	$29,315,819

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$119,128	$105,467

FUND SHARE TRANSACTIONS
Sold	44,594	42,136
Reinvestment of distributions	14,655	17,700
Redeemed	(119,602)	(151,195)

Net increase / (decrease) from fund share transactions	(60,353)	(91,359)

TOTAL COST OF PURCHASES OF:
Common Stocks	$1,578,727	$841,020
U.S. Government Securities	3,916,122
Corporate Bonds	423,178	301,187

	$5,918,027	$1,142,207

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$3,189,054	$3,825,429
U.S. Government Securities	2,616,941	1,864,874
Corporate Bonds	1,217,905	342,899

	$7,023,900	$6,033,202

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$684,111	$793,393

	$684,111	$793,393

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
NASDAQ-100 INDEX PORTFOLIO

Summit Nasdaq-100 Index Portfolio - Average Annual Total Return
1-Year	3-Year	Since Inception
6.67%	5.95%	-10.05%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Gary R. Rodmaker
Nick J. Kotsonis
Kevin P. Aug
Inception Date:	April 27, 2000
Total Net Assets:	$26.11 Million
Number of Equity Holdings:	100
Median Cap Size:	$9,581 (in millions)
Average Price-to-book Ratio:	4.22 x
Dividend Yield:	0.42%

Top 10 Equity Holdings

		(% of net assets)
Microsoft Corp.		6.69%
Apple Computer,	Inc.	6.67%
Qualcomm, Inc.		4.99%
Google, Inc.		4.14%
Cisco Systems,	Inc.	3.92%
Intel Corp.		2.70%
Comcast Corp. - Class A		2.68%
Oracle Corp.		2.47%
Starbucks Corp.		2.47%
Amgen, Inc.		2.46%

Sector Allocations

Summit Mutual Funds, Inc. - Pinnacle Series
NASDAQ-100 INDEX PORTFOLIO

Objective - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the “Index”).

Strategy - The Summit Pinnacle Nasdaq-100 Index Portfolio (the “Portfolio”) will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers’ Comments:

For the year ended December 31, 2006, the Summit Nasdaq-100 Index Portfolio’s total return was 6.67% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a 7.28% total return for the Nasdaq-100 Index. The difference of 0.61% is referred to as “tracking error” and is largely attributed to the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers’ commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

“Nasdaq” and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL HIGHLIGHTS	NASDAQ-100 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	Year Ended December 31,

	2006	2005	2004	2003	2002

Net asset value, beginning of period	$22.97	$22.81	$20.72	$13.94	$22.30
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.02	0.02	0.12	(0.04)	(0.07)
Net realized and unrealized gains / (losses)	1.51	0.26	1.97	6.82	(8.29)
Total from Investment Activities	1.53	0.28	2.09	6.78	(8.36)
DISTRIBUTIONS:
Net investment income	(0.03)	(0.12)	—	—	—
Total Distributions	(0.03)	(0.12)	—	—	—
Net asset value, end of period	$24.47	$22.97	$22.81	$20.72	$13.94

Total return	6.67%	1.30%	10.09%	48.64%	-37.49%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(1)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets - gross	0.76%	0.76%	0.79%	0.91%	1.11%
Ratio of net investment income / (loss) to average net assets	0.05%	0.09%	0.61%	-0.31%	-0.43%
Portfolio turnover rate	8.23%	13.86%	4.19%	3.97%	11.79%
Net assets, end of period (000’s)	$26,108	$26,330	$27,607	$23,350	$9,583

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
NASDAQ-100 INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

December 31, 2006
	SHARES	VALUE
COMMON STOCKS - 99.3%
Consumer Discretionary - 19.3%
Amazon.com, Inc. (a)	4,729	$186,606
American Eagle Outfitters, Inc. (c)	4,050	126,401
Apollo Group, Inc. (a) (c)	3,003	117,027
Bed Bath & Beyond, Inc. (a)	6,569	250,279
Comcast Corp. - Class A (a)	16,555	700,773
Discovery Holding Co. (a)	4,070	65,486
eBay, Inc. (a)	17,883	537,742
EchoStar Communications Corp. - Class A (a)	3,658	139,114
Expedia, Inc. (a) (c)	5,691	119,397
Garmin Ltd. (c)	3,439	191,415
IAC/InterActiveCorp (a)	5,251	195,127
Lamar Advertising Co. (a) (c)	1,442	94,292
Liberty Global, Inc. (a) (c)	3,565	103,920
Liberty Media Corp. - Interactive (a)	10,474	225,924
NTL, Inc. (c)	6,136	154,873
PetSmart, Inc.	2,383	68,773
Ross Stores, Inc.	2,363	69,236
Sears Holdings Corp. (a) (c)	2,788	468,189
Sirius Satellite Radio, Inc. (a) (c)	25,956	91,884
Staples, Inc.	8,446	225,508
Starbucks Corp. (a)	18,194	644,431
Wynn Resorts Ltd. (c)	1,909	179,160
XM Satellite Radio Holdings, Inc. - Class A (a) (c)	5,346	77,250
		5,032,807
Consumer Staples - 1.3%
Costco Wholesale Corp.	4,179	220,944
Whole Foods Market, Inc. (c)	2,396	112,444
		333,388
Energy - 0.2%
Patterson-UTI Energy, Inc. (c)	2,768	64,301
Health Care - 13.5%
Amgen, Inc. (a)	9,398	641,977
Amylin Pharmaceuticals, Inc. (a) (c)	2,188	78,921
Biogen Idec, Inc. (a)	6,342	311,963
Biomet, Inc.	5,706	235,487
Celgene Corp. (a) (c)	6,470	372,219
Dentsply International, Inc.	2,556	76,297
Express Scripts, Inc. (a)	2,088	149,501
Genzyme Corp. (a)	5,707	351,437
Gilead Sciences, Inc. (a)	7,786	505,545
Intuitive Surgical, Inc. (a) (c)	630	60,417
MedImmune, Inc. (a)	4,434	143,528
Patterson Cos., Inc. (a) (c)	2,325	82,561
Sepracor, Inc. (a) (c)	1,819	112,014
Teva Pharmaceutical Industries Ltd. - ADR	10,488	325,967
Vertex Pharmaceuticals, Inc. (a) (c)	2,255	84,382
		3,532,216

	SHARES	VALUE
Industrials - 4.2%
American Power Conversion Corp.	3,314	$101,375
C.H. Robinson Worldwide, Inc. (c)	2,899	118,540
Cintas Corp.	3,337	132,512
Expeditors International Washington, Inc.	3,624	146,772
Fastenal Co. (c)	2,497	89,593
Joy Global, Inc.	2,017	97,502
Monster Worldwide, Inc. (a)	2,271	105,920
Paccar, Inc.	4,807	311,974
		1,104,188
Information Technology - 59.0%
Activision, Inc. (a) (c)	4,313	74,356
Adobe Systems, Inc. (a)	9,824	403,963
Akamai Technologies, Inc. (a)	2,600	138,112
Altera Corp. (a)	8,717	171,551
Apple Computer, Inc. (a)	20,537	1,742,359
Applied Materials, Inc.	12,429	229,315
Autodesk, Inc. (a)	4,172	168,799
BEA Systems, Inc. (a)	6,290	79,128
Broadcom Corp. - Class A (a)	7,401	239,126
Cadence Design Systems, Inc. (a) (c)	5,089	91,144
CDW Corp.	1,403	98,659
Check Point Software Technologies Ltd. (a) (c)	4,123	90,376
CheckFree Corp. (a) (c)	1,450	58,232
Cisco Systems, Inc. (a)	37,458	1,023,727
Citrix Systems, Inc. (a)	3,754	101,546
Cognizant Technology Solutions Corp. (a)	2,381	183,718
Comverse Technology, Inc. (a) (c)	3,588	75,743
Dell, Inc. (a)	14,459	362,776
Electronic Arts, Inc. (a)	5,351	269,476
Fiserv, Inc. (a)	3,784	198,357
Flextronics International Ltd. (a) (c)	10,868	124,765
Google, Inc. (a)	2,348	1,081,207
Infosys Technologies Ltd - ADR (c)	1,909	104,155
Intel Corp.	34,753	703,748
Intuit, Inc. (a)	7,582	231,327
Juniper Networks, Inc. (a)	6,435	121,879
Kla-Tencor Corp.	4,136	205,766
Lam Research Corp. (a)	2,514	127,259
Linear Technology Corp.	6,897	209,117
Marvell Technology Group Ltd. (a)	9,612	184,454
Maxim Integrated Products, Inc.	7,777	238,132
Microchip Technology, Inc.	3,093	101,141
Microsoft Corp. (e)	58,475	1,746,063
Network Appliance, Inc. (a)	6,694	262,940
Nvidia Corp. (a)	5,968	220,876
Oracle Corp. (a)	37,640	645,150
Paychex, Inc.	6,247	247,006
Qualcomm, Inc.	34,481	1,303,037
Research In Motion Ltd. (a)	3,178	406,085
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	NASDAQ-100 INDEX PORTFOLIO

	SHARES	VALUE
Information Technology - 59.0% (Continued)
SanDisk Corp. (a) (c)	3,521	$151,509
Sun Microsystems, Inc. (a)	26,388	143,023
Symantec Corp. (a)	16,867	351,677
Telefonaktiebolaget LM Ericsson - ADR (c)	1,806	72,655
Tellabs, Inc. (a)	4,462	45,780
VeriSign, Inc. (a)	3,973	95,551
Xilinx, Inc. (c)	7,676	182,766
Yahoo!, Inc. (a)	11,344	289,726
		15,397,257
Materials - 0.3%
Sigma-Aldrich Corp. (c)	1,103	85,725
Telecommunication Services - 1.5%
Level 3 Communications, Inc. (a) (c)	19,844	111,126
Millicom International Cellular SA (a) (c)	1,682	103,679
NII Holdings, Inc. (a)	2,594	167,157
		381,962
TOTAL COMMON STOCKS
(Cost $20,093,471)		25,931,844

	PRINCIPAL
	AMOUNT	VALUE
SHORT TERM INVESTMENTS (e) - 0.3%
U.S. Treasury Bills - 0.3%
4.840%, 03/15/2007	$80,000	$79,237
TOTAL SHORT TERM INVESTMENTS
(Cost $79,220)		79,237
Total Investments (Cost $20,172,691) (b) - 99.6%		26,011,081
Northern Institutional Liquid Assets Portfolio (d) - 13.4%		3,503,058
Liabilities in Excess of Other Assets - (13.0)%		(3,405,805)
TOTAL NET ASSETS - 100.0%		$26,108,334

ADR	American Depository Receipt

(a)	Non income producing security.

(b)
For federal income tax purposes, cost is $21,282,283 and gross unrealized appreciation and depreciation of securities as of December 31, 2006 was $7,541,113 and ($2,812,315), respectively, with a net appreciation / (depreciation) of $4,728,798.

(c)	All or a portion of the security is out on loan.

(d)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $3,860,896, $3,503,058, and $459,897, respectively.

(e)
Securities and other assets with an aggregate value of $177,500 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2006:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)

Nasdaq 100 E-Mini (03/07)	5	($2,836)

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
NASDAQ-100 INDEX PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006
ASSETS
Investments in securities, at value	$26,011,081
Collateral for securities loaned,
at fair value	3,503,058
Receivables:
Securities sold	316,113
Shares sold	2,113
Variation margin	50
Interest and dividends	15,945
Prepaid expenses and other	926
29,849,286
LIABILITIES
Payables:
Payable upon return of securities loaned	3,503,058
Bank overdraft	175,380
Shares redeemed	21,312
Professional fees	15,412
Fund accounting fees	7,007
Administration fees	6,249
Advisory fees	3,264
Custodian fees	3,082
Directors’ fees	5
Other accrued expenses	6,183
3,740,952
NET ASSETS*
Paid-in capital	29,949,842
Accumulated undistributed net
investment income / (loss)	15,819
Accumulated net realized gain / (loss)
on investments and futures contracts	(9,692,881)
Net unrealized appreciation / (depreciation)
on investments and futures contracts	5,835,554
Investments at cost	$26,108,334

Investments at cost	$20,172,691
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares
Share Class	Net Assets	Outstanding
Class I	$26,108,334	1,067,145	$24.47

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2006
	Percentage of ordinary distributions designated as
	qualified dividend income						82.97%
	Dividends received deduction for corporate shareholders						82.49%
	Undistributed ordinary income						$336,822
	Unrealized appreciation						$4,728,798
	Post October capital loss carryforward						$(327,396)
Capital Loss Carryforward Expiring December 31:
	2008	2009	2010	2011	2012	2013	2014
	$(905,274)	$(1,618,824)	$(3,618,754)	$(231,064)	$(139,726)	$(1,358,042)	$(708,047)

STATEMENT OF OPERATIONS
For the year ended December 31, 2006

INVESTMENT INCOME
Interest	$24,276
Dividends	148,571
Foreign dividend taxes withheld	(497)
Other income	7,036
179,386
EXPENSES
Advisory fees	89,243
Administration fees	25,498
Fund accounting fees	24,560
Professional fees	17,949
Transfer agent fees	12,425
Custodian fees	10,680
Royalty fees	4,981
Shareholder reporting fees	3,252
Directors’ fees	3,205
Other expenses	2,486
194,279
Reimbursements and waivers	(28,542)
165,737
NET INVESTMENT INCOME / (LOSS)	13,649

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	(1,026,487)
Net realized gain / (loss) on futures contracts	10,060
(1,016,427)
Net change in unrealized appreciation /
(depreciation) on investments
and futures contracts	2,663,588

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	1,647,161

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,660,810

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit	and Waivers
0.35%	0.10%	0.65%	$28,542

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS	NASDAQ-100 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31,
	2006	2005
OPERATIONS
Net investment income / (loss)	$13,649	$24,484
Net realized gain / (loss) on investments and futures	(1,016,427)	(1,274,075)
Net change in unrealized appreciation / (depreciation) on investments and futures contracts	2,663,588	1,481,053

	1,660,810	231,462

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(33,790)	(150,044)

	(33,790)	(150,044)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	5,005,689	5,995,790
Reinvestment of distributions	33,790	150,044
Payments for shares redeemed	(6,888,662)	(7,503,339)

	(1,849,183)	(1,357,505)

NET INCREASE / (DECREASE) IN NET ASSETS	(222,163)	(1,276,087)
NET ASSETS
Beginning of period	26,330,497	27,606,584

End of period	$26,108,334	$26,330,497

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$15,819	$24,490

FUND SHARE TRANSACTIONS
Sold	216,002	275,249
Reinvestment of distributions	1,429	7,176
Redeemed	(296,572)	(346,239)

Net increase / (decrease) from fund share transactions	(79,141)	(63,814)

TOTAL COST OF PURCHASES OF:
Common Stocks	$2,032,713	$3,318,253

	$2,032,713	$3,318,253

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$2,430,165	$4,144,265

	$2,430,165	$4,144,265

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$33,790	$150,044

	$33,790	$150,044

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

Summit Russell 2000 Small Cap Index Portfolio Class I - Average Annual Total Return
1-Year	5-Year	Since Inception
17.60%	10.69%	8.21%
Summit Russell 2000 Small Cap Index Portfolio Class F - Average Annual Total Return
1-Year	5-Year	Since Inception
17.35%	10.47%	7.66%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower. Prior to October 4, 2005, Class F share performance is based on Class I Performance, adjusted to reflect Class F expenses.

Portfolio Data

Managers:	Gary R. Rodmaker
Nick J. Kotsonis
Kevin P. Aug
Inception Date:	April 27, 2000
Total Net Assets:	$95.97 Million
Number of Equity Holdings:	1974
Median Cap Size:	$657 (in millions)
Average Price-to-book Ratio:	2.41 x
Dividend Yield:	1.12%

Top 10 Equity Holdings

(% of net assets)
Veritas DGC, Inc.	0.21%
Alexandria Real Estate Equities, Inc.	0.20%
Phillips-Van Heusen	0.19%
Time Warner Telecom, Inc.	0.19%
Polycom, Inc.	0.19%
Realty Income Corp.	0.19%
Varian Semiconductor Equipment
Associates, Inc.	0.18%
Big Lots, Inc.	0.18%
Nationwide Health Properties, Inc.	0.17%
Hologic, Inc.	0.17%

Sector Allocations

Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

Objective - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index (the “Index”).

Strategy - The Summit Pinnacle Russell 2000 Small Cap Index Portfolio (the “Portfolio”) will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers’ Comments:

For the year ended December 31, 2006, the Summit Russell 2000 Index Portfolio’s (Class I) total return was 17.60% (before the impact of any product or contract-level fees). This compares to an 18.37% total return for the Russell 2000 Index. The difference of 0.77% is referred to as “tracking error” and is largely attributed to the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers’ commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	Class I
	Year Ended December 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$65.46	$63.92	$54.40	$37.52	$48.10
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.46	0.41	0.31(4)	0.22	0.29
Net realized and unrealized gains / (losses)	10.88	2.07	9.32	16.95	(10.31)
Total from Investment Activities	11.34	2.48	9.63	17.17	(10.02)
DISTRIBUTIONS:
Net investment income	(0.44)	(0.31)	(0.11)	(0.29)	(0.09)
Net realized gains	(2.17)	(0.63)	—	—	(0.47)
Total Distributions	(2.61)	(0.94)	(0.11)	(0.29)	(0.56)
Net asset value, end of period	$74.19	$65.46	$63.92	$54.40	$37.52

Total return	17.60%	4.01%	17.72%	46.19%	-21.05%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(2)	0.65%	0.69%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets - gross	0.65%	0.69%	0.76%	1.12%	1.33%
Ratio of net investment income / (loss) to average net assets	0.84%	0.70%	0.60%	0.57%	0.65%
Portfolio turnover rate (5)	24.45%	25.20%	27.27%	23.87%	30.78%
Net assets, end of period (000’s)	$95,694	$75,815	$68,770	$25,794	$13,863

	Class F
		Period from
	Year Ended	October 4, 2005(1)
	December 31,	to December 31,
	2006	2005
Net asset value, beginning of period	$65.43	$64.41
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.31	0.12
Net realized and unrealized gains / (losses)	10.87	0.90
Total from Investment Activities	11.18	1.02
DISTRIBUTIONS:
Net investment income	(0.42)	—
Net realized gains	(2.17)	—
Total Distributions	(2.59)	—
Net asset value, end of period	$74.02	$65.43

Total return	17.35%	1.58%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(2)	0.85%	0.84%(3)
Ratio of expenses to average net assets - gross	0.85%	0.84%(3)
Ratio of net investment income / (loss) to average net assets	0.64%	0.74%(3)
Portfolio turnover rate (5)	24.45%	25.20%
Net assets, end of period (000’s)	$272	$5

(1)	Commencement of operations.
(2)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)	Annualized.
(4)	Per share amounts are based on average shares outstanding.
(5)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

DECEMBER 31, 2006
	SHARES	VALUE
COMMON STOCKS - 93.6%
Capital Goods - 10.4%
AAR Corp. (a) (c)	2,444	$71,340
ABX Air, Inc. (a)	3,904	27,055
ACCO Brands Corp. (a)	2,933	77,637
Accuride Corp. (a) (c)	1,474	16,597
Actuant Corp. - Class A	1,738	82,816
Advanced Energy Industries, Inc. (a)	2,295	43,307
Aftermarket Technology Corp. (a)	1,456	30,984
Airtran Holdings, Inc. (a)	6,089	71,485
Alaska Air Group, Inc. (a)	2,572	101,594
American Axle & Manufacturing Holdings, Inc. (c)	3,379	64,167
American Commercial Lines, Inc. (a)	2,003	131,217
American Ecology Corp.	1,015	18,788
American Railcar Industries, Inc. (c)	607	20,662
American Superconductor Corp. (a) (c)	2,201	21,592
Andrew Corp. (a) (c)	10,697	109,430
AO Smith Corp. (c)	1,334	50,105
Applied Industrial Technologies, Inc.	2,914	76,667
Arctic Cat, Inc. (c)	846	14,881
ARGON ST, Inc. (a) (c)	832	17,921
Arkansas Best Corp.	1,643	59,148
Arris Group, Inc. (a) (c)	7,165	89,634
ArvinMeritor, Inc. (c)	4,725	86,137
Astec Industries, Inc. (a)	1,141	40,049
ASV, Inc. (a) (c)	1,361	22,143
Asyst Technologies, Inc. (a) (c)	3,255	23,794
Atlas Air Worldwide Holdings, Inc. (a) (c)	1,300	57,850
ATMI, Inc. (a)	2,508	76,569
Audiovox Corp. (a)	1,065	15,006
Axcelis Technologies, Inc. (a) (c)	6,767	39,452
Badger Meter, Inc. (c)	905	25,069
Baldor Electric Co. (c)	2,071	69,213
Bandag, Inc.	702	35,402
Basin Water, Inc. (a) (c)	390	2,640
BE Aerospace, Inc. (a)	5,199	133,510
Belden CDT, Inc. (c)	2,814	109,999
Blount International, Inc. (a) (c)	2,472	33,273
Briggs & Stratton Corp. (c)	3,353	90,363
Brooks Automation, Inc. (a) (c)	5,001	72,014
Bucyrus International, Inc. - Class A (c)	2,114	109,421
CalAmp Corp. (a) (c)	1,514	12,778
Capella Education Company (a)	254	6,160
Cascade Corp. (c)	762	40,310
Cavco Industries, Inc. (a)	414	14,507
C-COR, Inc. (a)	3,223	35,904
Celadon Group, Inc. (a)	1,495	25,041
Champion Enterprises, Inc. (a) (c)	5,125	47,970
Chart Industries, Inc. (a)	816	13,227
Cognex Corp.	3,036	72,318
Cohu, Inc. (c)	1,514	30,522
Color Kinetics, Inc. (a) (c)	817	17,443
Columbus McKinnon Corp. NY (a)	1,192	25,056
Commercial Vehicle Group, Inc. (a)	1,372	29,910
Cooper Tire & Rubber Co. (c)	4,148	59,316
Credence Systems Corp. (a) (c)	6,720	34,944
CTS Corp. (c)	2,404	37,743
Curtiss-Wright Corp. (c)	2,937	108,904

	SHARES	VALUE
Capital Goods - 10.4% (Continued)
Cymer, Inc. (a)	2,515	$110,534
Darling International, Inc. (a)	5,417	29,848
Diamond Management & Technology Consultants, Inc.	1,962	24,407
Dionex Corp. (a)	1,265	71,738
DXP Enterprises, Inc. (a) (c)	113	3,960
Dynamex, Inc. (a)	725	16,936
EGL, Inc. (a)	2,101	62,568
Electro Scientific Industries, Inc. (a) (c)	1,853	37,319
Emcore Corp. (a) (c)	2,729	15,091
EnPro Industries, Inc. (a) (c)	1,416	47,025
Entegris, Inc. (a)	9,227	99,836
ESCO Technologies, Inc. (a)	1,654	75,158
Esterline Technologies Corp. (a)	1,626	65,414
ExpressJet Holdings, Inc. (a) (c)	3,313	26,835
Federal Signal Corp.	3,143	50,414
FEI Co. (a)	1,548	40,821
First Solar, Inc. (a) (c)	1,438	42,852
Flanders Corp. (a)	818	8,098
Fleetwood Enterprises, Inc. (a) (c)	4,280	33,855
Florida East Coast Industries (c)	2,293	136,663
Forward Air Corp.	2,093	60,550
Franklin Electric Co., Inc.	1,519	78,061
Freightcar America, Inc. (c)	819	45,414
GateHouse Media, Inc. (a) (c)	1,039	19,284
Gehl Co. (a)	708	19,491
GenCorp, Inc. (a) (c)	3,705	51,944
General Cable Corp. (a) (c)	3,387	148,046
Genesee & Wyoming, Inc. (a) (c)	2,423	63,580
Genlyte Group, Inc. (a)	1,664	129,975
The Gorman-Rupp Co.	768	28,393
Greenbrier Cos., Inc. (c)	881	26,430
Gulfmark Offshore, Inc. (a)	1,067	39,916
Headwaters, Inc. (a) (c)	2,833	67,879
Heartland Express, Inc. (c)	4,056	60,921
Heico Corp. (c)	1,345	52,226
Herman Miller, Inc.	4,450	161,802
Hovnanian Enterprises, Inc. (a) (c)	3,248	110,107
HUB Group, Inc. (a)	2,681	73,862
Innerworkings, Inc. (a) (c)	739	11,794
Interdigital Communications Corp. (a) (c)	3,466	116,284
Intevac, Inc. (a) (c)	1,409	36,564
Itron, Inc. (a) (c)	1,606	83,255
JetBlue Airways Corp. (a) (c)	11,641	165,302
K&F Industries Holdings, Inc. (a)	1,259	28,592
Kadant, Inc. (a) (c)	865	21,089
Kenexa Corp. (a) (c)	1,021	33,958
Keystone Automotive Industries, Inc. (a)	984	33,446
Kimball International, Inc.	1,654	40,192
Knight Transportation, Inc.	3,836	65,404
Knoll, Inc. (c)	2,159	47,498
Kulicke & Soffa Industries, Inc. (a) (c)	3,801	31,928
Ladish Co., Inc. (a) (c)	913	33,854
Lear Corp. (c)	4,514	133,298
Levitt Corp. (c)	1,025	12,546
Lindsay Manufacturing Co.	754	24,618
Littelfuse, Inc. (a)	1,470	46,864
LTX Corp. (a) (c)	4,135	23,156

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Capital Goods - 10.4% (Continued)
M/I Homes, Inc. (c)	775	$29,597
Marine Products Corp. (c)	813	9,545
Marten Transport Ltd. (a)	928	17,010
MasTec, Inc. (a) (c)	2,621	30,246
Mattson Technology, Inc. (a)	3,533	32,928
Measurement Specialties, Inc. (a) (c)	925	20,017
Meritage Homes Corp. (a) (c)	1,473	70,292
Mesa Air Group, Inc. (a) (c)	2,422	20,757
Middleby Corp. (a) (c)	434	45,427
Miller Industries Inc./TN (a) (c)	622	14,928
Mine Safety Appliances Co. (c)	2,012	73,740
MKS Instruments, Inc. (a)	2,370	53,515
Modine Manufacturing Co. (c)	2,170	54,315
Monaco Coach Corp. (c)	1,794	25,403
Moog, Inc. (a) (c)	2,464	94,100
MTC Technologies, Inc. (a)	679	15,990
MTS Systems Corp. (c)	1,234	47,657
NACCO Industries, Inc.	285	38,931
Navistar International Corp. (a) (c)	4,165	139,236
Noble International Ltd. (c)	696	13,955
Nordson Corp. (c)	1,917	95,524
Old Dominion Freight Line (a)	1,826	43,952
Orbital Sciences Corp. (a) (c)	4,004	73,834
Orleans Homebuilders, Inc.	227	4,268
OYO Geospace Corp. (a)	256	14,871
Pacer International, Inc.	2,517	74,931
Palm Harbor Homes, Inc. (a) (c)	644	9,029
PAM Transportation Services (a)	343	7,553
Patriot Transportation Holding, Inc. (a) (c)	102	9,523
Paxar Corp. (a) (c)	2,674	61,662
PGT, Inc. (a) (c)	683	8,640
PHI, Inc. (a)	893	29,228
Photon Dynamics, Inc. (a) (c)	1,055	12,333
Photronics, Inc. (a)	2,775	45,343
Pike Electric Corp. (a) (c)	1,050	17,146
Polaris Industries, Inc. (c)	2,695	126,207
Polycom, Inc. (a)	5,900	182,369
Powell Industries, Inc. (a) (c)	516	16,290
Power-One, Inc. (a)	4,848	35,293
Powerwave Technologies, Inc. (a) (c)	7,514	48,465
Presstek, Inc. (a) (c)	1,909	12,141
Quality Distribution, Inc. (a) (c)	555	7,393
Quantum Fuel Systems Technologies Worldwide, Inc. (a) (c)	2,935	4,696
Radyne Comstream Corp. (a) (c)	1,171	12,577
RAE Systems, Inc. (a)	2,510	8,032
RailAmerica, Inc. (a)	2,612	42,001
Raser Technologies, Inc. (a) (c)	1,322	8,091
Raven Industries, Inc. (c)	1,078	28,890
RBC Bearings, Inc. (a)	1,332	38,175
Reddy Ice Holdings, Inc. (c)	1,087	28,066
Regal-Beloit Corp. (c)	2,003	105,178
Republic Airways Holdings, Inc. (a)	2,117	35,523
Robbins & Myers, Inc. (c)	888	40,777
Rofin-Sinar Technologies, Inc. (a)	941	56,893
Rudolph Technologies, Inc. (a) (c)	1,640	26,109
Saia, Inc. (a)	948	22,003
Sauer-Danfoss, Inc. (c)	690	22,252
Semitool, Inc. (a)	1,474	19,619

	SHARES	VALUE
Capital Goods - 10.4% (Continued)
Shutterfly, Inc. (a) (c)	172	$2,477
Skyline Corp. (c)	376	15,123
Skywest, Inc. (c)	4,269	108,902
Smith & Wesson Holding Corp. (a) (c)	1,900	19,646
Sonic Solutions, Inc. (a) (c)	1,669	27,205
Standex International Corp.	773	23,290
Stanley, Inc. (a) (c)	408	6,899
Superior Industries International (c)	1,542	29,714
Symmetricom, Inc. (a) (c)	2,988	26,653
TAL International Group, Inc. (c)	1,052	28,078
Taleo Corp. (a) (c)	886	12,112
Taser International, Inc. (a) (c)	4,169	31,726
Team, Inc. (a) (c)	414	14,420
Technical Olympic USA, Inc. (c)	1,320	13,424
Technitrol, Inc.	2,721	65,005
Tecumseh Products Co. (a) (c)	1,031	17,424
Teledyne Technologies, Inc. (a) (c)	2,294	92,058
Tennant Co. (c)	1,106	32,074
Tenneco, Inc. (a) (c)	3,033	74,976
Titan International, Inc. (c)	1,112	22,407
TransDigm Group, Inc. (a)	720	19,087
Triumph Group, Inc.	993	52,063
Ultratech, Inc. (a) (c)	1,550	19,344
United Industrial Corp. (c)	574	29,130
Universal Truckload Services, Inc. (a) (c)	310	7,362
US Xpress Enterprises, Inc. (a)	560	9,223
USA Truck, Inc. (a)	581	9,325
Varian Semiconductor Equipment Associates, Inc. (a) (c)	3,835	174,569
Veeco Instruments, Inc. (a) (c)	1,970	36,898
Vicor Corp. (c)	1,330	14,776
Visteon Corp. (a)	8,585	72,801
Wabash National Corp. (c)	2,021	30,517
Waste Services, Inc. (a) (c)	1,807	17,799
Watts Water Technologies, Inc. (c)	1,938	79,671
Werner Enterprises, Inc. (c)	3,443	60,184
Westinghouse Air Brake Technologies Corp.	3,253	98,826
Williams Scotsman International, Inc. (a) (c)	1,938	38,024
Winnebago Industries, Inc.	2,083	68,552
Woodward Governor Co. (c)	2,012	79,897
X-Rite, Inc.	1,915	23,555
Zygo Corp. (a) (c)	1,176	19,345
		9,984,906
Consumer Cyclicals - 18.5%
1-800-FLOWERS.COM, Inc. (a) (c)	1,646	10,139
24/7 Real Media, Inc. (a) (c)	3,156	28,562
99 Cents Only Stores (a) (c)	3,177	38,664
Aaron Rents, Inc.	2,934	84,441
ABM Industries, Inc. (c)	2,849	64,701
AC Moore Arts & Crafts, Inc. (a) (c)	1,045	22,645
Administaff, Inc. (c)	1,487	63,599
The Advisory Board Co. (a)	1,200	64,248
ADVO, Inc. (c)	2,128	69,373
Aeropostale, Inc. (a) (c)	3,595	110,978
AFC Enterprises (a)	1,673	29,562
Ambassadors Group, Inc.	1,345	40,821
Ambassadors International, Inc. (c)	465	21,213
Amerco, Inc. (a)	667	58,036
American Greetings Corp. (c)	3,577	85,383

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Consumer Cyclicals - 18.5% (Continued)
American Woodmark Corp. (c)	707	$29,588
America’s Car Mart, Inc. (a) (c)	619	7,341
Ameristar Casinos, Inc.	1,728	53,119
AMN Healthcare Services, Inc. (a) (c)	2,116	58,275
Applebees International, Inc. (c)	4,977	122,783
aQuantive, Inc. (a) (c)	5,102	125,815
Arbitron, Inc.	2,035	88,400
Asbury Automotive Group, Inc.	807	19,013
Aztar Corp. (a)	2,423	131,860
Bally Technologies, Inc. (a) (c)	3,494	65,268
Bally Total Fitness Holding Corp. (a) (c)	2,399	5,878
Banta Corp.	1,609	58,568
Barrett Business Services	454	10,633
Bebe Stores, Inc. (c)	1,539	30,457
Belo Corp. (c)	6,090	111,873
Big 5 Sporting Goods Corp.	1,524	37,216
Big Lots, Inc. (a) (c)	7,567	173,436
BJ’s Restaurants, Inc. (a) (c)	893	18,048
Blockbuster, Inc. (a)	12,810	67,765
Blue Nile, Inc. (a) (c)	924	34,086
Blyth, Inc. (c)	1,727	35,835
Bob Evans Farms, Inc.	2,403	82,231
The Bon-Ton Stores Inc. (c)	360	12,474
Books-A-Million, Inc. (c)	923	20,934
Borders Group, Inc. (c)	4,340	96,999
Bowne & Co, Inc.	2,057	32,789
Bright Horizons Family Solutions, Inc. (a)	1,756	67,887
Brightpoint, Inc. (a) (c)	3,371	45,340
Brown Shoe Co, Inc.	1,899	90,658
The Buckle Inc. (c)	629	31,985
Buffalo Wild Wings, Inc. (a) (c)	492	26,174
Build-A-Bear-Workshop, Inc. (a) (c)	959	26,871
Cabela’s, Inc. (a) (c)	2,149	51,855
Cache, Inc. (a)	769	19,410
California Pizza Kitchen, Inc. (a) (c)	1,329	44,269
Callaway Golf Co.	5,075	73,131
Carmike Cinemas, Inc. (c)	768	15,660
Carter’s, Inc. (a)	3,261	83,155
Casella Waste Systems, Inc. (a)	1,471	17,990
Casual Male Retail Group, Inc. (a) (c)	2,061	26,896
Catalina Marketing Corp.	3,007	82,692
The Cato Corp.	1,987	45,522
CBRL Group, Inc. (c)	2,014	90,147
CDI Corp. (c)	780	19,422
CEC Entertainment, Inc. (a)	2,191	88,188
Central European Distribution Corp. (a) (c)	2,069	61,449
Central Garden and Pet Co. (a) (c)	1,394	67,497
Central Parking Corp. (c)	652	11,736
Century Casinos, Inc. (a) (c)	1,323	14,765
Cenveo, Inc. (a) (c)	3,568	75,642
Charlotte Russe Holding, Inc. (a)	932	28,659
Charming Shoppes, Inc. (a)	8,206	111,027
Charter Communications, Inc. (a) (c)	25,923	79,324
Chemed Corp. (c)	1,755	64,900
Cherokee, Inc.	520	22,313
The Children’s Place Retail Stores, Inc. (a)	1,472	93,501
Chipolte Mexican Grill, Inc. (a)	1,606	83,512
Christopher & Banks Corp. (c)	2,447	45,661

	SHARES	VALUE
Consumer Cyclicals - 18.5% (Continued)
Churchill Downs, Inc.	585	$25,003
Citadel Broadcasting Corp. (c)	2,641	26,304
Citi Trends, Inc. (a) (c)	411	16,292
CKE Restaurants, Inc. (c)	4,441	81,714
CKX, Inc. (a) (c)	3,327	39,026
Clark, Inc.	1,174	19,524
CMGI, Inc. (a)	31,490	42,197
CNET Networks, Inc. (a)	10,045	91,309
Cogent Inc. (a) (c)	2,817	31,015
Coinmach Service Corp.	1,765	21,003
Coinstar, Inc. (a)	1,870	57,166
Columbia Sportswear Co. (c)	857	47,735
Conn’s, Inc. (a) (c)	508	11,821
Consolidated Graphics, Inc. (a)	704	41,585
Core-Mark Holding Co., Inc. (a) (c)	646	21,609
Corinthian Colleges, Inc. (a)	5,777	78,740
Cornell Cos., Inc. (a) (c)	744	13,638
Cosi, Inc. (a) (c)	2,238	11,391
Cost Plus, Inc. (a) (c)	1,427	14,698
CoStar Group, Inc. (a)	1,125	60,255
Courier Corp.	671	26,149
Covad Communications Group, Inc. (a) (c)	19,762	27,272
Cox Radio, Inc. (a) (c)	2,942	47,955
CRA International, Inc. (a)	670	35,108
CROCS, Inc. (a) (c)	567	24,494
Cross Country Healthcare, Inc. (a)	2,089	45,582
Crown Media Holdings, Inc. (a) (c)	1,039	3,772
CSK Auto Corp. (a) (c)	2,922	50,112
CSS Industries, Inc.	453	16,023
Cumulus Media, Inc. (a) (c)	2,501	25,985
DEB Shops, Inc.	242	6,389
Deckers Outdoor Corp. (a) (c)	732	43,883
dELiA*s Inc. (a)	1,431	15,011
Denny’s Corp. (a) (c)	6,165	29,037
DeVry, Inc.	4,088	114,464
Digital Theater Systems, Inc. (DTS) (a)	1,079	26,101
Directed Electronics, Inc. (a)	627	7,179
Dollar Thrifty Automotive Group (a) (c)	1,629	74,299
Dominos Pizza, Inc.	2,468	69,104
Dover Downs Gaming & Entertainment, Inc.	975	13,036
Dover Motorsports, Inc. (c)	1,102	5,852
Dress Barn, Inc. (a) (c)	2,996	69,897
Drugstore.Com (a) (c)	5,382	19,698
DSW, Inc. - Class A (a) (c)	1,055	40,691
Dyncorp International, Inc. (a)	1,630	25,868
Earthlink, Inc. (a)	8,938	63,460
Educate, Inc. (a) (c)	1,141	8,124
Elizabeth Arden, Inc. (a)	1,652	31,471
Emmis Communications Corp. (c)	2,203	18,153
Entercom Communications Corp. (c)	2,169	61,122
Entravision Communications Corp. (a)	4,612	37,911
Ethan Allen Interiors, Inc.	2,215	79,984
Exponent, Inc. (a) (c)	1,078	20,115
Ezcorp, Inc. (a)	2,310	37,537
Finish Line (c)	2,855	40,769
First Advantage Corp. (a) (c)	479	10,998
First Consulting Group, Inc. (a)	1,404	19,319
Fisher Communications, Inc. (a)	510	22,547

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Consumer Cyclicals - 18.5% (Continued)
Forrester Research, Inc. (a)	929	$25,185
Fossil, Inc. (a)	3,023	68,259
Fred’s, Inc. (c)	2,674	32,195
FTD Group, Inc. (a)	861	15,403
FTI Consulting, Inc. (a) (c)	2,679	74,717
Fuel Systems Solutions, Inc. (a) (c)	728	16,074
Furniture Brands International, Inc. (c)	2,950	47,878
G&K Services, Inc.	1,385	53,863
Gaiam, Inc. - Class A (a) (c)	1,055	14,432
Gaylord Entertainment Co. (a)	2,722	138,631
Gemstar-TV Guide International, Inc. (a) (c)	16,672	66,855
Genesco, Inc. (a)	1,561	58,225
GenTek, Inc. (a) (c)	666	23,037
The Geo Group Inc. (a)	1,267	47,538
Gevity HR, Inc. (c)	1,666	39,468
Global Cash Access, Inc. (a) (c)	2,168	35,187
Global Imaging Systems, Inc. (a) (c)	3,476	76,298
Gray Television, Inc.	2,814	20,627
Great Wolf Resorts, Inc. (a)	1,799	25,114
Group 1 Automotive, Inc. (c)	1,618	83,683
GSI Commerce, Inc. (a) (c)	2,550	47,812
Guess ?, Inc. (a)	1,364	86,519
Guitar Center, Inc. (a) (c)	1,960	89,102
Gymboree Corp. (a) (c)	2,144	81,815
Harris Interactive, Inc. (a)	3,635	18,320
Hartmarx Corp. (a) (c)	2,124	14,995
Haverty Furniture Cos., Inc. (c)	1,510	22,348
Heidrick & Struggles International, Inc. (a)	1,216	51,510
Hibbett Sporting Goods, Inc. (a) (c)	2,079	63,472
Home Solutions of America, Inc. (a) (c)	2,999	17,574
Hooker Furniture Corp. (c)	654	10,255
HOT Topic, Inc. (a)	2,959	39,473
Hudson Highland Group, Inc. (a) (c)	1,556	25,954
Iconix Brand Group, Inc. (a)	3,134	60,768
ICT Group, Inc. (a)	441	13,931
Ihop Corp.	1,218	64,189
IHS Inc. (a) (c)	1,521	60,049
IKON Office Solutions, Inc. (c)	7,363	120,532
Infospace, Inc. (a) (c)	2,091	42,886
infoUSA, Inc.	2,239	26,666
Insight Enterprises, Inc. (a)	3,147	59,384
Inter Parfums, Inc. (c)	244	4,682
iPass, Inc. (a) (c)	4,360	25,637
iRobot Corp. (a) (c)	744	13,437
Isle of Capri Casinos, Inc. (a) (c)	1,050	27,909
J Crew Group, Inc. (a) (c)	1,463	56,399
Jack in the Box, Inc. (a)	2,371	144,726
Jackson Hewitt Tax Service, Inc.	2,266	76,976
Jakks Pacific, Inc. (a) (c)	1,849	40,382
Jo-Ann Stores, Inc. (a) (c)	1,613	39,680
JOS A Bank Clothiers, Inc. (a) (c)	1,166	34,222
Journal Communications, Inc.	2,850	35,938
Journal Register Co. (c)	2,605	19,016
K2, Inc. (a) (c)	3,081	40,638
Kellwood Co. (c)	1,671	54,341
Kelly Services, Inc.	1,357	39,272
Kenneth Cole Productions, Inc.	615	14,754
Kforce, Inc. (a) (c)	2,085	25,374

	SHARES	VALUE
Consumer Cyclicals - 18.5% (Continued)
The Knot, Inc. (a) (c)	1,186	$31,121
Korn/Ferry International (a) (c)	2,760	63,370
Krispy Kreme Doughnuts, Inc. (a) (c)	3,593	39,882
K-Swiss, Inc. (c)	1,735	53,334
Labor Ready, Inc. (a)	3,656	67,014
Lakes Entertainment, Inc. (a) (c)	1,490	16,077
Landry’s Restaurants, Inc. (c)	1,023	30,782
Lawson Products (c)	256	11,748
La-Z-Boy, Inc. (c)	3,384	40,168
Leapfrog Enterprises, Inc. (a) (c)	2,280	21,614
LECG Corp. (a)	1,587	29,328
Lee Enterprises, Inc.	2,980	92,559
Life Time Fitness, Inc. (a)	1,979	96,001
Lifetime Brands, Inc. (c)	756	12,421
Lightbridge, Inc. (a)	1,772	23,993
Lin TV Corp. (a) (c)	1,759	17,502
Lincoln Educational Services Corp. (a) (c)	232	3,130
Liquidity Services, Inc. (a)	463	7,968
Lithia Motors, Inc. (c)	962	27,667
Live Nation, Inc. (a)	4,275	95,760
LKQ Corp. (a)	2,912	66,947
Lodgenet Entertainment Corp. (a)	1,013	25,355
Lodgian, Inc. (a) (c)	1,597	21,719
LoJack Corp. (a) (c)	1,262	21,555
Luby’s, Inc. (a) (c)	1,684	18,339
Magna Entmt Corp. (a) (c)	2,684	12,105
Maidenform Brands, Inc. (a)	976	17,685
Mannatech, Inc. (c)	1,100	16,203
Marchex, Inc. (a) (c)	1,548	20,712
Marcus Corp.	1,441	36,861
MarineMax, Inc. (a) (c)	1,106	28,679
Martha Stewart Living Omnimedia (c)	1,694	37,099
Marvel Entertainment, Inc. (a) (c)	3,068	82,560
Matthews International Corp. (c)	2,070	81,454
MAXIMUS, Inc. (c)	1,438	44,262
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	775	18,631
Media General, Inc. (c)	1,480	55,012
Men’s Wearhouse, Inc.	3,102	118,683
Midas, Inc. (a) (c)	997	22,931
Midway Games, Inc. (a) (c)	2,327	16,242
Monarch Casino & Resort, Inc. (a) (c)	697	16,644
Monro Muffler, Inc.	792	27,799
Morgans Hotel Group Co. (a) (c)	1,122	18,995
Morton’s Restaurant Group, Inc. (a)	673	11,205
Movado Group, Inc. (c)	1,144	33,176
MPS Group, Inc. (a)	6,918	98,097
MTR Gaming Group, Inc. (a)	1,526	18,648
Multimedia Games, Inc. (a) (c)	1,776	17,050
National Presto Industries, Inc. (c)	265	15,866
Nautilus Group, Inc.	2,158	30,212
Navigant Consulting, Inc. (a) (c)	2,769	54,715
Net 1 UEPS Technologies, Inc. (a) (c)	3,127	92,434
NetFlix, Inc. (a) (c)	3,019	78,071
Netratings, Inc. (a)	888	15,549
New York & Company, Inc. (a) (c)	1,393	18,220
NIC, Inc. (a)	2,569	12,768
Nu Skin Enterprises, Inc. (c)	3,859	70,350
Oakley, Inc.	1,580	31,695

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Consumer Cyclicals - 18.5% (Continued)
O’Charleys, Inc. (a) (c)	1,549	$32,963
On Assignment, Inc. (a)	1,700	19,975
Outdoor Channel Holdings, Inc. (a) (c)	856	10,982
Overstock.com, Inc. (a) (c)	744	11,755
Oxford Industries, Inc.	1,016	50,444
Pacific Sunwear Of California (a) (c)	4,891	95,766
The Pantry Inc. (a)	1,477	69,183
Papa John’s International, Inc. (a) (c)	1,586	46,010
Parkervision, Inc. (a) (c)	1,226	13,670
Parlux Fragrances, Inc. (a) (c)	803	4,473
Payless Shoesource, Inc. (a) (c)	4,467	146,607
PeopleSupport, Inc. (a)	1,205	25,365
PEP Boys-Manny, Moe & Jack (c)	3,590	53,347
Perficient, Inc. (a) (c)	1,145	18,789
Perry Ellis International, Inc. (a)	533	21,853
PetMed Express, Inc. (a) (c)	1,222	16,314
PF Chang’s China Bistro, Inc. (a) (c)	1,694	65,016
PHH Corp. (a) (c)	3,571	103,095
Phillips-Van Heusen (c)	3,699	185,579
Pier 1 Imports, Inc. (c)	5,844	34,772
Pinnacle Entertainment, Inc. (a)	3,214	106,512
Playboy Enterprises, Inc. (a) (c)	1,429	16,376
Playtex Products, Inc. (a) (c)	3,745	53,891
Pre-Paid Legal Services, Inc. (c)	656	25,669
Prestige Brands Holdings, Inc. (a) (c)	2,232	29,061
Priceline.com, Inc. (a) (c)	1,633	71,215
Pricesmart, Inc. (a) (c)	518	9,277
Primedia, Inc. (a) (c)	13,378	22,609
Private Media Group, Inc. (a) (c)	1,641	6,613
Progressive Gaming International Corp. (a) (c)	2,358	21,387
ProQuest Co. (a)	1,664	17,389
Providence Service Corp. (a)	744	18,697
Quiksilver, Inc. (a) (c)	8,184	128,898
Radio One, Inc. (a) (c)	5,032	33,916
Rare Hospitality International, Inc. (a)	2,273	74,850
RC2 Corp. (a)	1,357	59,708
The Reader’s Digest Association, Inc.	6,457	107,832
Red Robin Gourmet Burgers, Inc. (a) (c)	1,077	38,610
Regis Corp. (c)	3,060	120,992
Renaissance Learning, Inc. (c)	526	9,326
Rent-A-Center, Inc. (a)	4,652	137,281
Resources Connection, Inc. (a)	3,228	102,780
Restoration Hardware, Inc. (a) (c)	1,953	16,620
Retail Ventures, Inc. (a) (c)	1,270	24,181
Revlon, Inc. (a)	10,578	13,540
Riviera Holdings Corp. (a) (c)	735	17,758
Rollins, Inc. (c)	1,982	43,822
Ruby Tuesday, Inc. (c)	3,877	106,385
Rush Enterprises, Inc. - Class A (a)	1,464	24,771
Russ Berrie & Co, Inc. (a) (c)	734	11,340
Ruth’s Chris Steak House, Inc. (a) (c)	1,136	20,766
SAIC, Inc. (a) (c)	5,638	100,300
Salem Communications Corp.	741	8,855
Schawk, Inc. (c)	1,033	20,185
Scholastic Corp. (a) (c)	2,351	84,260
School Specialty, Inc. (a)	1,477	55,373
Sealy Corp. (c)	1,315	19,396
Select Comfort Corp. (a) (c)	3,607	62,726

	SHARES	VALUE
Consumer Cyclicals - 18.5% (Continued)
Shoe Carnival, Inc. (a) (c)	562	$17,759
Shuffle Master, Inc. (a) (c)	2,330	61,046
Sinclair Broadcast Group, Inc. (c)	3,050	32,025
Sirva, Inc. (a) (c)	3,335	11,606
Sitel Corp. (a)	3,921	16,547
Six Flags, Inc. (a) (c)	4,774	25,016
Skechers U.S.A., Inc. (a)	700	23,317
Sohu.com, Inc. (a)	1,731	41,544
Sonic Automotive, Inc. (c)	2,023	58,748
Sonic Corp. (a) (c)	4,583	109,763
Source Interlink Companies, Inc. (a) (c)	2,277	18,580
Spanish Broadcasting System (a) (c)	3,000	12,330
Spectrum Brands, Inc. (a) (c)	2,405	26,214
Speedway Motorsports, Inc. (c)	959	36,826
Spherion Corp. (a) (c)	3,853	28,628
Stage Stores, Inc. (c)	1,785	54,246
Stamps.com, Inc. (a) (c)	1,215	19,136
Standard Parking Corp. (a) (c)	332	12,752
Stanley Furniture Co, Inc. (c)	724	15,530
Startek, Inc. (c)	701	9,492
The Steak n Shake Co. (a) (c)	1,804	31,750
Stein Mart, Inc.	1,672	22,171
Steinway Musical Instruments (a) (c)	492	15,277
Steven Madden Ltd.	1,395	48,951
Stewart Enterprises, Inc.	7,054	44,087
Strayer Education, Inc.	914	96,930
Stride Rite Corp.	2,462	37,127
Sun-times Media Group, Inc. (c)	4,879	23,956
Syms Corp. (a) (c)	360	7,168
Synagro Technologies, Inc. (c)	4,125	18,232
Systemax, Inc. (a) (c)	647	11,290
Take-Two Interactive Software, Inc. (a) (c)	4,793	85,124
The Talbots, Inc. (c)	1,485	35,788
Tarragon Corp. (c)	908	11,050
TeleTech Holdings, Inc. (a)	2,146	51,246
Tempur-Pedic International, Inc. (a) (c)	3,365	68,848
Tetra Tech, Inc. (a) (c)	3,845	69,556
Texas Roadhouse, Inc. (a) (c)	3,396	45,031
THQ, Inc. (a) (c)	4,277	139,088
Timberland Co. (a)	3,259	102,919
Tivo, Inc. (a) (c)	5,137	26,301
The Topps Co Inc. (c)	2,314	20,595
Town Sports Internationall Holdings, Inc. (a) (c)	588	9,690
Travelzoo, Inc. (a)	191	5,720
Triarc Companies	4,124	82,480
True Religion Apparel, Inc. (a) (c)	858	13,136
Trump Entertainment Resorts, Inc. (a) (c)	2,074	37,830
Tuesday Morning Corp. (c)	2,009	31,240
Tupperware Corp. (c)	4,068	91,977
Tween Brands, Inc. (a)	2,251	89,882
Under Armour, Inc. (a) (c)	1,354	68,309
Unifirst Corp. (c)	646	24,813
United Natural Foods, Inc. (a) (c)	2,827	101,546
United Online, Inc. (c)	4,304	57,157
United Stationers, Inc. (a)	2,074	96,835
Universal Electronics, Inc. (a)	847	17,804
Universal Technical Institute, Inc. (a) (c)	1,540	34,203
USANA Health Sciences, Inc. (a) (c)	569	29,395

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Consumer Cyclicals - 18.5% (Continued)
Vail Resorts, Inc. (a) (c)	2,049	$91,836
Valassis Communications, Inc. (a) (c)	3,241	46,994
Valueclick, Inc. (a) (c)	6,676	157,754
Valuevision Media, Inc. (a)	2,043	26,845
Vertrue, Inc. (a)	427	16,401
Viad Corp.	1,390	56,434
Volcom, Inc. (a)	854	25,253
Volt Information Sciences, Inc. (a) (c)	556	27,917
W Holding Co, Inc. (c)	7,310	43,568
Warnaco Group, Inc. (a)	3,155	80,074
Waste Connections, Inc. (a) (c)	3,033	126,021
Waste Industries USA, Inc.	500	15,260
Watson Wyatt & Co. Holdings (c)	2,833	127,910
WebSideStory, Inc. (a) (c)	1,139	14,420
West Marine, Inc. (a) (c)	960	16,579
Westwood One, Inc. (c)	4,703	33,203
Wet Seal, Inc. (a)	4,633	30,902
Weyco Group, Inc.	465	11,555
Wireless Facilities, Inc. (a) (c)	3,827	10,907
WMS Industries, Inc. (a) (c)	1,759	61,319
Wolverine World Wide, Inc. (c)	3,736	106,551
World Fuel Services Corp. (c)	1,753	77,938
World Wrestling Entertainment, Inc. (c)	1,438	23,439
Yankee Candle, Inc.	2,732	93,653
Zale Corp. (a)	3,208	90,498
Zumiez, Inc. (a) (c)	939	27,738
		17,722,057
Consumer Staples - 2.0%
Alliance One International, Inc. (a)	6,412	45,269
Arden Group, Inc.	73	9,038
Boston Beer Co, Inc. (a) (c)	541	19,465
Builders FirstSource, Inc. (a)	1,009	17,990
Casey’s General Stores, Inc. (c)	3,378	79,552
Chiquita Brands International, Inc. (c)	2,824	45,099
Coca-Cola Bottling Co. Consolidated	257	17,587
Diamond Foods, Inc.	1,020	19,390
Farmer Bros Co. (c)	371	7,921
Flowers Foods, Inc.	3,470	93,655
Frontier Airlines Holdings, Inc. (a) (c)	2,428	17,967
Great Atlantic & Pacific Tea Co. (c)	1,290	33,205
Green Mountain Coffee Roasters, Inc. (a) (c)	250	12,308
Hain Celestial Group, Inc. (a) (c)	2,081	64,948
Horizon Lines Inc. - Class A (c)	899	24,237
Imperial Sugar Co.	736	17,819
Ingles Markets, Inc.	700	20,853
J&J Snack Foods Corp.	921	38,129
Jones Soda Co. (a) (c)	1,699	20,898
Lance, Inc. (c)	1,935	38,855
Longs Drug Stores Corp.	2,132	90,354
M&F Worldwide Corp. (a)	708	17,884
Maui Land & Pineapple Co, Inc. (a)	188	6,377
Medifast, Inc. (a) (c)	756	9,510
Nash Finch Co. (c)	799	21,813
National Beverage Corp. (c)	549	7,702
NBTY, Inc. (a) (c)	3,614	150,234
Pathmark Stores, Inc. (a)	3,494	38,958
Peet’s Coffee & Tea, Inc. (a) (c)	852	22,357
Performance Food Group Co. (a) (c)	2,260	62,466

	SHARES	VALUE
Consumer Staples - 2.0% (Continued)
Physicians Formula Holdings, Inc. (a)	494	$9,233
Pilgrim’s Pride Corp. (c)	2,636	77,577
Premium Standard Farms, Inc.	900	16,713
Ralcorp Holdings, Inc. (a) (c)	1,785	90,839
Ruddick Corp.	2,592	71,928
Sanderson Farms, Inc.	1,116	33,804
Schweitzer-Mauduit International, Inc. (c)	947	24,669
Seaboard Corp.	18	31,770
Sensient Technologies Corp.	3,065	75,399
Smart & Final, Inc. (a)	830	15,687
Spartan Stores, Inc.	1,412	29,553
Susser Holdings Corp. (a) (c)	498	8,964
Tiens Biotech Group USA, Inc. (a) (c)	230	904
Tootsie Roll Industries, Inc. (c)	2,316	75,733
TreeHouse Foods, Inc. (a)	2,025	63,180
Universal Corp. (c)	1,662	81,455
Vector Group Ltd. (c)	2,642	46,896
Village Super Market, Inc. - Class A	107	9,147
Weis Markets, Inc. (c)	621	24,908
Wild Oats Markets, Inc. (a) (c)	1,852	26,632
		1,886,831
Energy - 4.5%
Allis-Chalmers Energy, Inc. (a) (c)	1,269	29,238
Alon USA Energy, Inc. (c)	803	21,127
Alpha Natural Resources, Inc. (a)	3,368	47,927
Arena Resources, Inc. (a) (c)	701	29,940
Atlas America, Inc. (a) (c)	1,128	57,494
ATP Oil & Gas Corp. (a) (c)	1,314	51,995
Atwood Oceanics, Inc. (a) (c)	1,809	88,587
Aurora Oil & Gas Corp. (a) (c)	4,471	14,352
Aventine Renewable Energy Holdings, Inc. (a)	2,019	47,568
Basic Energy Services, Inc. (a) (c)	840	20,706
Berry Petroleum Co. - Class A (c)	2,364	73,308
Bill Barrett Corp. (a) (c)	1,854	50,447
Bois D’Arc Energy, Inc. (a) (c)	1,130	16,532
Brigham Exploration Co. (a)	2,962	21,652
Bristow Group, Inc. (a) (c)	1,510	54,496
Bronco Drilling Company, Inc. (a)	885	15,213
Callon Petroleum Co. (a)	1,323	19,885
Capstone Turbine Corp. (a) (c)	6,884	8,467
CARBO Ceramics, Inc. (c)	1,346	50,300
Carrizo Oil & Gas, Inc. (a) (c)	1,488	43,182
Clayton Williams Energy, Inc. (a) (c)	311	11,292
Complete Production Services, Inc. (a)	1,696	35,955
Comstock Resources, Inc. (a) (c)	2,784	86,471
Crosstex Energy, Inc. (c)	2,124	67,310
Dawson Geophysical Co. (a) (c)	490	17,851
Delek US Holdings, Inc. (c)	670	10,981
Delta Petroleum Corp. (a) (c)	3,446	79,809
Dril-Quip, Inc. (a) (c)	1,442	56,469
Edge Petroleum Corp. (a) (c)	1,069	19,499
Encore Acquisition Co. (a)	3,487	85,536
Energy Partners Ltd. (a) (c)	2,497	60,977
Evergreen Energy, Inc. (a) (c)	4,755	47,027
Evergreen Solar, Inc. (a) (c)	4,487	33,967
EXCO Resources, Inc. (a) (c)	3,489	58,999
Exploration Co. (a)	1,900	25,346
FuelCell Energy, Inc. (a) (c)	3,563	23,017

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Energy - 4.5% (Continued)
Gasco Energy, Inc. (a) (c)	4,924	$12,064
GeoGlobal Resources, Inc. (a) (c)	1,952	15,323
GeoMet, Inc. (a) (c)	692	7,197
Giant Industries, Inc. (a) (c)	981	73,526
GMX Resources, Inc. (a) (c)	523	18,566
Goodrich Petroleum Corp. (a) (c)	814	29,450
Grey Wolf, Inc. (a) (c)	13,050	89,523
Gulf Island Fabrication, Inc. (c)	808	29,815
Gulfport Energy Corp. (a) (c)	838	11,388
Hanover Compressor Co. (a) (c)	6,859	129,566
Harvest Natural Resources, Inc. (a) (c)	2,489	26,458
Hercules Offshore, Inc. (a)	1,320	38,148
Hornbeck Offshore Services, Inc. (a)	1,599	57,084
The Houston Exploration Co. (a)	1,857	96,155
Hydril (a) (c)	1,185	89,100
Input/Output, Inc. (a) (c)	4,727	64,429
International Coal Group, Inc. (a) (c)	7,629	41,578
James River Coal Co. (a) (c)	1,085	10,069
Lufkin Industries, Inc. (c)	993	57,673
Mariner Energy, Inc. (a) (c)	4,909	96,216
Markwest Hydrocarbon, Inc.	341	16,556
Matrix Service Co. (a) (c)	1,358	21,864
McMoRan Exploration Co. (a) (c)	1,635	23,250
Meridian Resource Corp. (a)	5,843	18,055
Metretek Technologies, Inc. (a) (c)	1,022	12,591
NATCO Group, Inc. (a)	952	30,350
Newpark Resources (a) (c)	5,989	43,181
Oil States International, Inc. (a) (c)	3,226	103,974
Pacific Ethanol, Inc. (a) (c)	1,701	26,178
Parallel Petroleum Corp. (a) (c)	2,516	44,206
Parker Drilling Co. (a)	7,257	59,290
Penn Virginia Corp. (c)	1,154	80,826
Petrohawk Energy Corp. (a)	9,531	109,606
Petroleum Development Corp. (a)	1,034	44,514
Petroquest Energy, Inc. (a)	2,751	35,048
Pioneer Drilling Co. (a)	2,694	35,776
Plug Power, Inc. (a) (c)	4,858	18,898
PrimeEnergy Corp. (a)	48	3,096
Quest Resource Corp. (a)	1,274	12,867
RAM Energy Resources, Inc. (a) (c)	1,358	7,483
Rentech, Inc. (a) (c)	9,260	34,910
Resource America, Inc. (c)	992	26,189
Rosetta Resources, Inc. (a)	3,392	63,329
RPC, Inc. (c)	2,150	36,284
Stone Energy Corp. (a)	1,776	62,782
Sulphco, Inc. (a) (c)	2,266	10,695
Superior Well Services, Inc. (a) (c)	711	18,173
Swift Energy Co. (a)	1,954	87,559
Syntroleum Corp. (a) (c)	2,649	9,165
T-3 Energy Services, Inc. (a) (c)	93	2,051
Toreador Resources Corp. (a) (c)	926	23,863
Transmeridian Exploration, Inc. (a) (c)	4,697	16,205
Trico Marine Service, Inc. (a) (c)	772	29,575
Union Drilling, Inc. (a) (c)	874	12,306
Universal Compression Holdings, Inc. (a) (c)	1,964	121,984
Vaalco Energy, Inc. (a) (c)	3,860	26,055
Venoco, Inc. (a) (c)	827	14,522
VeraSun Energy Corp. (a) (c)	1,223	24,154

	SHARES	VALUE
Energy - 4.5% (Continued)
Veritas DGC, Inc. (a) (c)	2,384	$204,142
Warren Resources, Inc. (a) (c)	3,576	41,911
Western Refining, Inc. (c)	1,556	39,616
Westmoreland Coal Co. (a) (c)	438	8,615
W-H Energy Services, Inc. (a) (c)	1,902	92,608
Whiting Petroleum Corp. (a) (c)	2,480	115,568
		4,346,120
Financial - 22.0%
1st Source Corp. (c)	811	26,057
21st Century Insurance Group (c)	2,093	36,941
Abington Community Bancorp, Inc. (c)	454	8,708
ACA Capital Holdings, Inc. (a)	453	7,003
Acadia Realty Trust (c)	2,069	51,766
Accredited Home Lenders Holding Co. (a)	1,381	37,674
Advance America Cash Advance Centers, Inc.	4,528	66,335
Advanta Corp. - Class B (c)	1,296	56,544
Advent Software, Inc. (a)	1,298	45,806
Affirmative Insurance Holdings, Inc. (c)	540	8,786
Affordable Residential Communities (a) (c)	2,225	25,921
Agree Realty Corp.	430	14,779
Alabama National Bancorporation	968	66,531
Alexander’s, Inc. (a) (c)	110	46,162
Alexandria Real Estate Equities, Inc. (c)	1,925	193,270
Alfa Corp. (c)	2,107	39,633
Amcore Financial, Inc. (c)	1,462	47,764
American Campus Communities, Inc. (c)	1,514	43,104
American Equity Investment Life Holding Co. (c)	3,728	48,576
American Financial Realty Trust (c)	8,688	99,391
American Home Mortgage Investment Corp. (c)	2,956	103,815
American Physicians Capital, Inc. (a) (c)	621	24,865
AmericanWest Bancorp (c)	701	16,978
Ameris Bancorp	812	22,882
Amtrust Financial Services, Inc. (a) (c)	1,684	14,398
Anchor Bancorp Wisconsin, Inc.	1,473	42,452
Anthracite Capital, Inc.	3,826	48,705
Anworth Mortgage Asset Corp. (c)	3,073	29,224
Apollo Investment Corp.	5,443	121,923
Arbor Realty Trust, Inc.	801	24,102
Ares Capital Corp. (c)	3,286	62,795
Argonaut Group, Inc. (a) (c)	2,096	73,067
Arrow Financial Corp.	677	16,769
Ashford Hospitality Trust, Inc. (c)	4,033	50,211
Asset Acceptance Capital Corp. (a) (c)	1,088	18,300
Asta Funding, Inc. (c)	788	23,987
Baldwin & Lyons, Inc.	544	13,894
Bancfirst Corp. (c)	434	23,436
The Bancorp, Inc. (a) (c)	622	18,411
BancTrust Financial Group, Inc. (c)	654	16,690
Bank Mutual Corp. (c)	4,076	49,360
Bank of Granite Corp.	1,031	19,558
Bank of the Ozarks, Inc. (c)	708	23,406
BankAtlantic Bancorp, Inc. (c)	3,167	43,736
BankFinancial Corp. (c)	1,589	28,300
Bankrate, Inc. (a) (c)	698	26,489
BankUnited Financial Corp. (c)	2,100	58,716
Banner Corp. (c)	792	35,117
Berkshire Hills Bancorp, Inc.	576	19,273
BFC Financial Corp. (a) (c)	1,572	10,045

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Financial - 22.0% (Continued)
BioMed Realty Trust, Inc. (c)	4,373	$125,068
The BISYS Group, Inc. (a)	8,078	104,287
Boston Private Financial Holdings, Inc.	2,363	66,660
Bristol West Holdings, Inc. (c)	1,082	17,128
Brookline Bancorp, Inc.	4,127	54,353
Cadence Financial Corp.	602	13,045
Calamos Asset Management, Inc.	1,492	40,030
Camden National Corp.	424	19,555
Capital City Bank Group, Inc. (c)	875	30,887
Capital Corp of the West	634	20,345
Capital Lease Funding, Inc.	2,227	25,833
Capital Southwest Corp. (c)	153	19,315
Capital Trust, Inc. - Class A (c)	748	37,355
Capitol Bancorp Ltd.	824	38,069
Cardinal Financial Corp. (c)	1,582	16,215
Cascade Bancorp (c)	1,822	56,537
Cash America International, Inc.	1,898	89,016
Cass Information Systems, Inc. (c)	378	13,676
Cathay General Bancorp (c)	3,455	119,232
CBIZ, Inc. (a) (c)	3,945	27,497
CBRE Realty Finance, Inc. (a) (c)	660	10,369
Cedar Shopping Centers, Inc.	2,308	36,720
Centennial Bank Holdings Inc. (a)	3,976	37,613
Center Financial Corp.	815	19,536
Centerstate Banks of Florida, Inc. (c)	587	12,268
CentraCore Properties Trust	688	22,243
Central Pacific Financial Corp. (c)	1,966	76,202
Charter Financial Corp (c)	217	11,180
CharterMac	3,498	75,102
Chemical Financial Corp.	1,635	54,445
Chittenden Corp. (c)	3,136	96,244
Citizens Banking Corp. (c)	2,797	74,120
Citizens First Bancorp, Inc.	549	16,876
City Bank (c)	867	31,039
City Holding Co.	1,190	48,659
Clayton Holdings, Inc. (a)	561	10,496
Clifton Savings Bancorp, Inc. (c)	838	10,215
CNA Surety Corp. (a)	977	21,005
Coastal Financial Corp. (c)	1,096	18,358
CoBiz, Inc. (c)	914	20,145
Cohen & Steers, Inc. (c)	844	33,903
Columbia Bancorp/OR (c)	644	17,034
Columbia Banking System, Inc. (c)	977	34,312
Commerce Group, Inc.	3,643	108,379
Community Bancorp (a)	417	12,589
Community Bank System, Inc.	1,966	45,218
Community Banks, Inc. (c)	1,596	44,305
Community Trust Bancorp, Inc.	928	38,540
Compass Diversified Trust	854	14,646
CompuCredit Corp. (a) (c)	1,346	53,584
Corporate Office Properties Trust	2,172	109,621
Corus Bankshares, Inc. (c)	2,616	60,351
Cousins Properties, Inc. (c)	2,569	90,609
Crawford & Co. (c)	1,566	11,432
Credit Acceptance Corp. (a) (c)	635	21,165
Crescent Real Estate EQT Co.	5,283	104,339
Crystal River Capital, Inc. (c)	491	12,535
CVB Financial Corp. (c)	4,088	59,112

	SHARES	VALUE
Financial - 22.0% (Continued)
Cybersource Corp. (a) (c)	2,046	$22,547
Darwin Professional Underwriters, Inc. (a)	340	7,973
Deerfield Triarc Capital Corp. (c)	3,469	58,730
Delphi Financial Group	2,708	109,566
Deluxe Corp.	3,342	84,218
DiamondRock Hospitality Co. (c)	4,298	77,407
Digital Insight Corp. (a)	2,317	89,181
Digital Realty Trust, Inc. (c)	1,668	57,096
Dime Community Bancshares (c)	1,727	24,195
Direct General Corp.	990	20,434
Dollar Financial Corp. (a)	801	22,316
Donegal Group, Inc.	818	16,025
Doral Financial Corp. (c)	6,029	17,303
Downey Financial Corp. (c)	1,370	99,435
Eastgroup Properties (c)	1,492	79,912
Education Realty Trust, Inc. (c)	1,695	25,035
eFunds Corp. (a) (c)	3,115	85,662
eHealth, Inc. (a) (c)	368	7,400
Electro Rent Corp. (a)	1,281	21,393
EMC INS Group, Inc. (c)	346	11,806
Enstar Group, Inc. (a) (c)	176	16,878
Enterprise Financial Services Corp. (c)	632	20,591
Entertainment Properties Trust (c)	1,677	98,004
Equity Inns, Inc. (c)	3,654	58,318
Equity Lifestyle Properties, Inc.	1,302	70,868
Equity One, Inc. (c)	2,558	68,196
eSpeed, Inc. - Class A (a)	1,375	12,004
Euronet Worldwide, Inc. (a)	2,285	67,842
Extra Space Storage, Inc.	3,792	69,242
Farmers Capital Bank Corp. (c)	413	14,096
FBL Financial Group, Inc.	811	31,694
Federal Agricultural Mortgage Corp. (c)	714	19,371
FelCor Lodging Trust, Inc. (c)	4,084	89,195
Fidelity Bankshares, Inc.	1,640	65,059
Fieldstone Investment Corp. (c)	3,164	13,858
Financial Federal Corp. (c)	1,814	53,350
First Bancorp Puerto Rico (c)	4,704	44,829
First Bancorp/Troy NC (c)	713	15,572
First Busey Corp.	1,019	23,488
First Cash Financial Services, Inc. (a)	1,868	48,325
First Charter Corp.	2,085	51,291
First Commonwealth Financial Corp. (c)	4,730	63,524
First Community Bancorp/CA	1,518	79,346
First Community Bancshares, Inc/VA	669	26,466
First Financial Bancorp (c)	2,249	37,356
First Financial Bankshares, Inc. (c)	1,349	56,469
First Financial Corp/IN (c)	844	29,920
First Financial Holdings, Inc. (c)	772	30,247
First Indiana Corp.	833	21,125
First Industrial Realty Trust, Inc. (c)	3,000	140,670
First Merchants Corp.	1,157	31,459
First Mercury Financial Corp. (a) (c)	737	17,334
First Midwest Bancorp, Inc/IL	3,342	129,269
First Niagara Financial Group, Inc. (c)	7,452	110,737
First Place Financial Corp/OH	1,170	27,483
First Potomac Realty Trust (c)	1,608	46,809
First Regional Bancorp (a)	544	18,545
First Republic Bank (c)	1,402	54,790

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Financial - 22.0% (Continued)
First South Bancorp, Inc. (c)	548	$17,476
First State Bancorp.	1,098	27,175
FirstFed Financial Corp. (a) (c)	1,031	69,046
FirstMerit Corp. (c)	5,348	129,101
Flagstar Bancorp, Inc. (c)	2,643	39,222
Flushing Financial Corp. (c)	1,200	20,484
FNB Corp/Christiansburg VA (c)	409	16,994
FNB Corp/Hermitage PA (c)	3,853	70,394
FPIC Insurance Group, Inc. (a) (c)	700	27,279
Franklin Bank Corp/Houston TX (a) (c)	1,525	31,324
Franklin Street Properties Corp. (c)	3,924	82,600
Fremont General Corp. (c)	4,410	71,486
Friedman Billings Ramsey Group, Inc. (c)	9,855	78,840
Frontier Financial Corp. (c)	2,668	77,986
Gamco Investors, Inc.	394	15,153
GB&T Bancshares, Inc. (c)	791	17,536
Getty Realty Corp. (c)	1,095	33,835
GFI Group, Inc. (a) (c)	777	48,376
Glacier Bancorp, Inc. (c)	3,254	79,516
Gladstone Capital Corp. (c)	707	16,869
Gladstone Investment Corp. (c)	1,033	15,815
Glimcher Realty Trust (c)	2,456	65,600
GMH Communities Trust (c)	2,662	27,019
Gramercy Capital Corp. (c)	1,251	38,643
Great American Financial Resources, Inc.	591	13,623
Great Southern Bancorp, Inc. (c)	702	20,716
Greater Bay Bancorp	3,321	87,442
Greene County Bancshares, Inc. (c)	489	19,428
Greenhill & Co, Inc. (c)	1,148	84,722
H&E Equipment Services, Inc. (a) (c)	783	19,395
Hancock Holding Co. (c)	1,734	91,625
Hanmi Financial Corp. (c)	2,724	61,372
Harleysville Group, Inc.	829	28,866
Harleysville National Corp. (c)	1,878	36,264
Harris & Harris Group, Inc. (a) (c)	1,389	16,793
Health Care REIT, Inc.	1	38
Healthcare Realty Trust, Inc. (c)	3,114	123,128
HealthExtras, Inc. (a)	1,769	42,633
Heartland Financial USA, Inc. (c)	944	27,234
Heritage Commerce Corp. (c)	744	19,820
Hersha Hospitality Trust (c)	1,816	20,593
Highland Hospitality Corp. (c)	4,004	57,057
Highwoods Properties, Inc.	3,622	147,633
Hilb Rogal & Hobbs Co. (c)	2,357	99,277
Home Bancshares, Inc. (c)	777	18,679
Home Federal Bancorp, Inc. (c)	405	6,950
Home Properties, Inc. (c)	2,238	132,646
HomeBanc Corp.	3,808	16,108
Horace Mann Educators Corp. (c)	2,787	56,297
Horizon Financial Corp. (c)	830	19,970
Huron Consulting Group, Inc. (a) (c)	1,134	51,416
Hypercom Corp. (a) (c)	3,607	22,904
IBERIABANK Corp. (c)	652	38,501
IMPAC Mortgage Holdings, Inc. (c)	5,100	44,880
Independence Holding Co. (c)	259	5,654
Independent Bank Corp. Massachusetts	963	34,697
Independent Bank Corp. Michigan (c)	1,512	38,238
Infinity Property & Casualty Corp. (c)	1,291	62,471

	SHARES	VALUE
Financial - 22.0% (Continued)
Inland Real Estate Corp. (c)	4,539	$84,970
Innkeepers USA Trust	2,897	44,903
Integra Bank Corp. (c)	1,172	32,253
Interactive Data Corp. (c)	2,335	56,133
Interchange Financial Services (c)	1,123	25,818
International Bancshares Corp.	3,031	93,688
International Securities Exchange, Inc.	2,478	115,946
Interpool, Inc. (c)	780	18,221
Intervest Bancshares Corp. (a)	316	10,874
INVESTools, Inc. (a)	2,944	40,598
Investors Bancorp, Inc. (a) (c)	3,572	56,188
Investors Real Estate Trust	3,126	32,073
Irwin Financial Corp. (c)	1,355	30,664
ITLA Capital Corp. (c)	319	18,473
Jack Henry & Associates, Inc. (c)	5,328	114,019
James River Group, Inc. (a)	594	19,198
JER Investors Trust, Inc. (c)	1,673	34,581
John H Harland Co.	1,780	89,356
Kansas City Life Insurance Co.	202	10,116
KBW, Inc. (a)	447	13,137
Kearny Financial Corp. (c)	1,466	23,544
Kite Realty Group Trust (c)	1,916	35,676
KKR Financial Corp. (c)	5,392	144,452
KNBT Bancorp, Inc.	1,930	32,289
Knight Capital Group, Inc. (a)	6,963	133,481
Kronos, Inc. (a)	2,080	76,419
LaBranche & Co, Inc. (a) (c)	3,496	34,366
Lakeland Bancorp, Inc. (c)	1,198	17,850
Lakeland Financial Corp. (c)	774	19,760
LandAmerica Financial Group, Inc. (c)	1,128	71,188
LaSalle Hotel Properties (c)	2,677	122,740
Lexington Corporate Properties Trust (c)	3,543	79,434
LTC Properties, Inc. (c)	1,504	41,074
Luminent Mortgage Capital, Inc.	2,633	25,566
Macatawa Bank Corp. (c)	895	19,028
MAF Bancorp, Inc.	2,256	100,821
Maguire Properties, Inc. (c)	2,539	101,560
MainSource Financial Group, Inc.	1,266	21,451
MarketAxess Holdings, Inc. (a) (c)	2,052	27,846
Marlin Business Services, Inc. (a)	771	18,527
MB Financial Corp. (c)	1,906	71,685
MBT Financial Corp. (c)	928	14,217
MCG Capital Corp.	3,574	72,624
Mcgrath Rentcorp (c)	1,474	45,149
Meadowbrook Insurance Group, Inc. (a)	1,639	16,210
Medallion Financial Corp.	956	11,826
Medical Properties Trust, Inc. (c)	2,609	39,918
Mercantile Bank Corp. (c)	446	16,814
MetroCorp Bancshares, Inc. (c)	453	9,531
MFA Mortgage Investments, Inc. (c)	5,338	41,049
Mid-America Apartment Communities, Inc. (c)	1,539	88,092
The Midland Co. (c)	780	32,721
Mid-State Bancshares (c)	1,485	54,039
Midwest Banc Holdings, Inc. (c)	1,272	30,210
The Mills Corp. (c)	3,797	75,940
Morningstar, Inc. (a)	916	41,266
MortgageIT Holdings, Inc. (c)	1,951	28,777
MVC Capital, Inc. (c)	1,114	14,883

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Financial - 22.0% (Continued)
Nara Bancorp, Inc. (c)	1,422	$29,748
NASB Financial, Inc. (c)	171	7,071
National City Corp.	1	6
National Financial Partners Corp.	2,507	110,233
National Health Investors, Inc. (c)	1,518	50,094
National Interstate Corp. (c)	1,032	25,078
National Penn Bancshares, Inc. (c)	3,225	65,306
National Retail Properties, Inc.	3,886	89,184
National Western Life Insurance Co.	124	28,537
Nationwide Health Properties, Inc.	5,560	168,023
Navigators Group, Inc. (a) (c)	850	40,953
NBT Bancorp, Inc.	2,312	58,979
Netbank, Inc. (c)	3,110	14,430
NewAlliance Bancshares, Inc. (c)	7,402	121,393
Newcastle Investment Corp. (c)	2,950	92,394
Newkirk Realty Trust, Inc. (c)	1,262	22,766
NGP Capital Resources Co. (c)	1,087	18,207
Northern Empire Bancshares (a)	620	18,315
NorthStar Realty Finance Corp. (c)	3,886	64,391
Northwest Bancorp, Inc. (c)	1,224	33,611
Novastar Financial, Inc. (c)	2,413	64,306
NYMAGIC, Inc. (c)	377	13,798
OceanFirst Financial Corp.	498	11,419
Ocwen Financial Corp. (a) (c)	2,295	36,399
Odyssey Re Holdings Corp. (c)	788	29,392
Ohio Casualty Corp. (c)	4,260	126,991
Old National Bancorp (c)	4,438	83,967
Old Second Bancorp, Inc. (c)	842	24,671
Omega Financial Corp. (c)	786	25,089
Omega Healthcare Investors, Inc. (c)	3,891	68,949
optionsXpress Holdings, Inc.	1,390	31,539
Oriental Financial Group (c)	1,323	17,133
Pacific Capital Bancorp (c)	3,130	105,105
Park National Corp. (c)	760	75,240
Parkway Properties, Inc. (c)	878	44,787
Partners Trust Financial Group, Inc. (c)	3,240	37,714
Pennfed Financial Services, Inc.	640	12,365
Pennsylvania Real Estate Investment Trust	2,459	96,835
Penson Worldwide, Inc. (a) (c)	486	13,321
Peoples Bancorp Inc.	707	20,998
PFF Bancorp, Inc. (c)	1,595	55,043
The Phoenix Cos., Inc. (c)	7,551	119,985
Pico Holdings, Inc. (a)	720	25,034
Pinnacle Financial Partners, Inc. (a) (c)	998	33,114
Piper Jaffray Companies, Inc. (a) (c)	1,231	80,200
Placer Sierra Bancshares	763	18,137
Pma Cap Corp. (a) (c)	2,158	19,897
Portfolio Recovery Associates, Inc. (a) (c)	973	45,429
Post Properties, Inc. (c)	2,875	131,388
Preferred Bank	230	13,821
PremierWest Bancorp (c)	878	14,013
Presidential Life Corp.	1,440	31,608
PrivateBancorp, Inc. (c)	1,192	49,623
ProAssurance Corp. (a) (c)	2,226	111,122
Prosperity Bancshares, Inc.	1,715	59,185
Provident Bankshares Corp. (c)	2,138	76,113
Provident Financial Services, Inc.	4,542	82,346
Provident New York Bancorp (c)	2,847	42,648

	SHARES	VALUE
Financial - 22.0% (Continued)
PS Business Parks, Inc.	1,027	$72,619
QC Holdings, Inc. (a) (c)	410	6,544
RAIT Investment Trust (c)	3,417	117,818
Ramco-Gershenson Properties (c)	1,097	41,840
Realty Income Corp. (c)	6,534	180,992
Redwood Trust, Inc. (c)	1,227	71,264
Renasant Corp. (c)	1,036	31,733
Republic Bancorp Inc./KY	415	10,412
Republic Bancorp Inc./MI	4,997	67,260
Republic Property Trust (c)	1,748	20,172
Resource Capital Corporation (c)	233	3,949
Rewards Network, Inc. (a)	1,726	11,996
R-G Financial Corp. (c)	1,803	13,793
RLI Corp. (c)	1,459	82,317
Rockville Financial, Inc. (c)	490	8,746
Roma Financial Corp. (a) (c)	676	11,195
Royal Bancshares of Pennsylvania	265	6,954
S&T Bancorp, Inc. (c)	1,725	59,806
S1 Corp. (a)	4,763	26,244
Safety Insurance Group, Inc. (c)	927	47,008
Sanders Morris Harris Group, Inc. (c)	895	11,429
Sandy Spring Bancorp, Inc. (c)	914	34,897
Santander BanCorp (c)	295	5,266
Saul Centers, Inc.	735	40,565
SCBT Financial Corp. (c)	541	22,576
SCPIE Holdings, Inc. (a)	655	17,122
Seabright Insurance Holdings, Inc. (a)	1,036	18,658
Seacoast Banking Corp of Florida (c)	967	23,982
Security Bank Corp.	1,074	24,509
Selective Insurance Group (c)	1,956	112,059
Semtech Corp. (a)	4,781	62,488
Senior Housing Properties Trust (c)	4,291	105,044
Shore Bancshares, Inc. (c)	545	16,437
Sierra Bancorp (c)	402	11,795
Signature Bank (a) (c)	1,909	59,141
Simmons First National Corp. (c)	896	28,269
Smithtown Bancorp, Inc. (c)	507	13,750
Sotheby’s Holdings (c)	4,264	132,269
Southside Bancshares, Inc. (c)	645	16,596
Southwest Bancorp Inc.	951	26,495
Sovran Self Storage, Inc.	1,188	68,049
Spirit Finance Corp. (c)	6,501	81,067
State Auto Financial Corp. (c)	874	30,354
State National Bancshares, Inc. (c)	685	26,366
Sterling Bancorp (c)	1,204	23,719
Sterling Bancshares, Inc. (c)	4,596	59,840
Sterling Financial Corp./PA (c)	1,659	39,269
Sterling Financial Corp./WA (c)	2,475	83,680
Stewart Information Services Corp. (c)	1,067	46,265
Stifel Financial Corp. (a) (c)	774	30,364
Strategic Hotels & Resorts, Inc.	4,905	106,880
Suffolk Bancorp (c)	666	25,395
Sun Bancorp Inc. (a) (c)	1,013	21,344
Sun Communities, Inc.	1,215	39,317
Sunstone Hotel Investors, Inc.	3,884	103,819
Superior Bancorp (a) (c)	1,180	13,381
Susquehanna Bancshares, Inc. (c)	3,472	93,327
SVB Financial Group (a) (c)	2,381	111,002

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Financial - 22.0% (Continued)
SWS Group, Inc. (c)	1,060	$37,842
SY Bancorp, Inc. (c)	789	22,092
Tanger Factory Outlet Centers (c)	1,990	77,769
Taylor Capital Group, Inc.	389	14,241
Technology Investment Capital Corp.	1,210	19,529
Texas Capital Bancshares, Inc. (a) (c)	1,557	30,953
Texas United Bancshares, Inc. (c)	603	20,707
TheStreet.Com, Inc. (c)	1,196	10,644
Thomas Weisel Partners Group, Inc. (a) (c)	454	9,579
TierOne Corp. (c)	1,134	35,846
TNS, Inc. (a) (c)	1,569	30,203
Tompkins Trustco, Inc. (c)	390	17,725
Tower Group, Inc.	1,045	32,468
TradeStation Group, Inc. (a) (c)	1,672	22,990
Triad Guaranty, Inc. (a) (c)	750	41,153
Trico Bancshares (c)	928	25,251
Trustco Bank Corp. NY (c)	5,037	56,011
Trustmark Corp.	3,065	100,256
Trustreet Properties, Inc.	4,525	76,246
UCBH Holdings, Inc. (c)	6,333	111,207
UMB Financial Corp. (c)	2,121	77,438
Umpqua Holdings Corp. (c)	3,759	110,627
Union Bankshares Corp. (c)	889	27,195
United Bankshares, Inc.	2,491	96,277
United Community Banks, Inc.	2,205	71,266
United Community Financial Corp.	1,754	21,469
United Fire & Casualty Co.	1,384	48,786
United PanAm Financial Corp. (a)	668	9,192
United Security Bancshares/CA (c)	483	11,640
Universal American Financial Corp. (a)	2,480	46,227
Universal Health Realty Income Trust (c)	733	28,572
Univest Corporation of Pennsylvania (c)	719	21,915
Urstadt Biddle Properties, Inc. (c)	1,412	26,955
USB Holding Co., Inc. (c)	727	17,521
USI Holdings Corp. (a)	3,100	47,616
U-Store-It Trust (c)	3,152	64,774
Value Line, Inc.	71	3,227
ViewPoint Financial Group (a) (c)	764	12,942
Vineyard National Bancorp (c)	564	12,983
Virginia Commerce Bancorp (a) (c)	1,045	20,775
Virginia Financial Group, Inc. (c)	724	20,265
Waddell & Reed Financial, Inc. (c)	5,683	155,487
Washington Real Estate Investment Trust (c)	3,019	120,760
Washington Trust Bancorp, Inc. (c)	745	20,778
Wauwatosa Holdings, Inc. (a) (c)	668	11,904
WesBanco, Inc. (c)	1,471	49,323
West Bancorporation, Inc. (c)	1,099	19,540
West Coast Bancorp (c)	1,038	35,956
Westamerica Bancorporation (c)	2,125	107,589
Western Alliance Bancorp (a) (c)	854	29,694
Westfield Financial, Inc.	245	8,477
Willow Grove Bancorp, Inc.	970	14,472
Wilshire Bancorp, Inc. (c)	961	18,230
Winston Hotels, Inc.	1,714	22,710
Winthrop Realty Trust (c)	1,830	12,536
Wintrust Financial Corp. (c)	1,717	82,450
World Acceptance Corp. (a)	1,185	55,636
Wright Express Corp. (a) (c)	2,707	84,377

	SHARES	VALUE
Financial - 22.0% (Continued)
WSFS Financial Corp.	324	$21,685
Yardville National Bancorp	654	24,669
Zenith National Insurance Corp.	2,406	112,865
		21,135,994
Health Care - 10.6%
Abaxis, Inc. (a) (c)	1,346	25,911
Abiomed, Inc. (a) (c)	1,566	22,081
Acadia Pharmaceuticals, Inc. (a) (c)	1,622	14,257
Adams Respiratory Therapeutics, Inc. (a) (c)	1,976	80,641
Adeza Biomedical Corp. (a) (c)	980	14,612
Adolor Corp. (a) (c)	3,034	22,816
Advanced Magnetics, Inc. (a) (c)	520	31,054
Adventrx Pharmaceuticals, Inc. (a) (c)	3,655	10,782
Affymetrix, Inc. (a) (c)	4,523	104,300
Air Methods Corp. (a) (c)	676	18,874
Akorn, Inc. (a)	3,024	18,900
Albany Molecular Research, Inc. (a)	1,637	17,287
Alexion Pharmaceuticals, Inc. (a)	2,330	94,109
Align Technology, Inc. (a) (c)	3,982	55,629
Alkermes, Inc. (a)	6,483	86,678
Alliance Imaging, Inc. (a) (c)	1,021	6,790
Allscripts Healthcare Solutions, Inc. (a) (c)	3,014	81,348
Alnylam Pharmaceuticals, Inc. (a) (c)	2,083	44,576
Alpharma, Inc.	2,850	68,685
Altus Pharmaceuticals, Inc. (a) (c)	411	7,747
Amedisys, Inc. (a) (c)	1,691	55,572
American Medical Systems Holdings, Inc. (a) (c)	4,675	86,581
American Oriental Bioengineering, Inc. (a) (c)	2,909	33,948
AMERIGROUP Corp. (a) (c)	3,366	120,806
Amsurg Corp. (a)	1,911	43,953
Anadys Pharmaceuticals, Inc. (a) (c)	1,854	9,122
Analogic Corp.	855	48,000
Angiodynamics, Inc. (a) (c)	797	17,128
Applera Corp - Celera Genomics Group (a) (c)	5,169	72,314
Apria Healthcare Group, Inc. (a)	2,950	78,617
Arena Pharmaceuticals, Inc. (a) (c)	3,166	40,873
Ariad Pharmaceuticals, Inc. (a) (c)	4,161	21,388
Array Biopharma, Inc. (a) (c)	2,544	32,868
Arrow International, Inc. (c)	1,525	53,954
Arthrocare Corp. (a) (c)	1,692	67,545
Aspect Medical Systems, Inc. (a) (c)	1,015	19,092
Atherogenics, Inc. (a) (c)	2,646	26,222
Auxilium Pharmaceuticals, Inc. (a)	1,412	20,742
Avanir Pharmaceuticals (a) (c)	2,129	4,918
AVI BioPharma, Inc. (a) (c)	3,375	10,733
Bentley Pharmaceuticals, Inc. (a) (c)	1,292	13,140
BioCryst Pharmaceuticals, Inc. (a) (c)	1,496	17,294
Bioenvision, Inc. (a) (c)	2,624	12,175
BioMarin Pharmaceuticals, Inc. (a)	5,720	93,751
Bio-Rad Laboratories, Inc. (a) (c)	1,213	100,097
Bio-Reference Labs, Inc. (a)	700	15,743
Biosite, Inc. (a) (c)	1,055	51,537
Bradley Pharmaceuticals, Inc. (a)	947	19,489
Bruker BioSciences Corp. (a)	2,842	21,343
Cadence Pharmaceuticals, Inc. (a)	470	5,790
Candela Corp. (a)	1,540	19,050
Capital Senior Living Corp. (a) (c)	1,416	15,066

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Health Care - 10.6% (Continued)
Caraco Pharmaceutical Laboratories Ltd. (a) (c)	655	$9,170
Cell Genesys, Inc. (a) (c)	3,323	11,265
Centene Corp. (a)	2,890	71,007
Cepheid, Inc. (a) (c)	3,660	31,110
Cerus Corp. (a) (c)	1,808	10,595
Chattem, Inc. (a) (c)	1,110	55,589
Coley Pharmaceutical Group, Inc. (a) (c)	1,167	11,308
Combinatorx, Inc. (a)	1,604	13,891
Computer Programs & Systems, Inc.	609	20,700
Conceptus, Inc. (a)	1,484	31,594
Conmed Corp. (a)	1,905	44,044
Conor Medsystems, Inc. (a)	2,015	63,130
Corvel Corp. (a) (c)	512	24,332
Cotherix, Inc. (a)	1,302	17,564
Cubist Pharmaceuticals, Inc. (a) (c)	3,649	66,083
CV Therapeutics, Inc. (a) (c)	3,706	51,736
Cyberonics, Inc. (a) (c)	1,381	28,504
Cypress Bioscience, Inc. (a) (c)	2,147	16,639
Cytokinetics, Inc. (a)	1,671	12,499
Datascope Corp. (c)	867	31,593
deCODE genetics, Inc. (a) (c)	4,128	18,700
Dendreon Corp. (a) (c)	4,782	19,941
Depomed, Inc. (a) (c)	2,395	8,263
DexCom, Inc. (a)	1,096	10,807
Digene Corp. (a) (c)	1,176	56,354
Diversa Corp. (a) (c)	2,045	22,250
DJ Orthopedics, Inc. (a) (c)	1,526	65,343
Durect Corp. (a) (c)	4,110	18,248
Eclipsys Corp. (a)	2,945	60,549
Emergent Biosolutions, Inc. (a)	330	3,683
Emeritus Corp. (a) (c)	322	8,002
Emisphere Technologies, Inc. (a) (c)	1,551	8,205
Encysive Pharmaceuticals, Inc. (a) (c)	3,967	16,701
Enzo Biochem, Inc. (a) (c)	1,774	25,315
Enzon Pharmaceuticals, Inc. (a)	2,845	24,211
eResearch Technology, Inc. (a) (c)	3,290	22,142
ev3, Inc. (a) (c)	1,106	19,056
Exelixis, Inc. (a) (c)	5,624	50,616
Five Star Quality Care, Inc. (a) (c)	2,056	22,924
Foxhollow Technologies, Inc. (a)	1,215	26,220
Genesis HealthCare Corp. (a)	1,237	58,424
Genitope Corp. (a) (c)	1,829	6,438
Genomic Health, Inc. (a)	810	15,066
Genta, Inc. (a)	8,957	3,963
Gentiva Health Services, Inc. (a) (c)	1,803	34,365
Geron Corp. (a)	4,423	38,834
Greatbatch, Inc. (a) (c)	1,399	37,661
GTx, Inc. (a) (c)	840	14,986
Haemonetics Corp./Mass (a) (c)	1,783	80,271
Hana Biosciences, Inc. (a) (c)	1,870	11,912
Hansen Medical, Inc. (a) (c)	413	4,766
Healthcare Services Group (c)	1,768	51,201
Healthspring, Inc. (a)	1,224	24,908
HealthTronics, Inc. (a)	2,356	15,691
Healthways, Inc. (a) (c)	2,314	110,401
Hi-Tech Pharmacal Co., Inc. (a) (c)	619	7,533
Hologic, Inc. (a) (c)	3,531	166,946
Horizon Health Corp. (a) (c)	978	19,139

	SHARES	VALUE
Health Care - 10.6% (Continued)
Human Genome Sciences, Inc. (a) (c)	8,807	$109,559
Hythiam, Inc. (a) (c)	1,706	15,763
ICOS Corp. (a) (c)	4,378	147,933
ICU Medical, Inc. (a)	863	35,107
Idenix Pharmaceuticals, Inc. (a) (c)	1,608	13,974
I-Flow Corp. (a) (c)	1,566	23,412
Illumina, Inc. (a) (c)	3,080	121,075
Immucor, Inc. (a)	4,544	132,821
Incyte Corp. (a) (c)	5,617	32,803
Indevus Pharmaceuticals, Inc. (a) (c)	3,665	26,021
Integra LifeSciences Holdings Corp. (a) (c)	1,253	53,365
InterMune, Inc. (a) (c)	1,745	53,659
Intralase Corp. (a)	1,396	31,242
Invacare Corp. (c)	2,083	51,138
inVentiv Health Inc. (a) (c)	1,954	69,074
Inverness Medical Innovations, Inc. (a) (c)	2,253	87,191
IRIS International, Inc. (a) (c)	1,088	13,763
Isis Pharmaceuticals, Inc. (a) (c)	4,897	54,455
Kendle International, Inc. (a) (c)	799	25,129
Kensey Nash Corp. (a) (c)	753	23,945
Keryx Biopharmaceuticals, Inc. (a)	2,808	37,346
Kindred Healthcare, Inc. (a) (c)	2,262	57,116
KV Pharmaceutical Co. (a)	2,594	61,685
Kyphon, Inc. (a)	2,880	116,352
Landauer, Inc.	608	31,902
LCA-Vision, Inc. (c)	1,391	47,795
Lexicon Genetics, Inc. (a) (c)	4,342	15,675
LHC Group, Inc. (a)	722	20,584
Lifecell Corp. (a) (c)	2,246	54,218
Luminex Corp. (a)	2,083	26,454
Magellan Health Services, Inc. (a)	2,410	104,160
MannKind Corp. (a) (c)	1,643	27,093
Martek Biosciences Corp. (a) (c)	2,149	50,158
Matria Healthcare, Inc. (a) (c)	1,405	40,366
Maxygen, Inc. (a)	1,976	21,282
Medarex, Inc. (a) (c)	8,195	121,204
Medcath Corp. (a)	531	14,528
Medical Action Industries, Inc. (a) (c)	598	19,280
Medicines Co. (a)	3,358	106,516
Medicis Pharmaceutical (c)	3,649	128,189
Mentor Corp. (c)	2,366	115,626
Meridian Bioscience, Inc. (c)	1,368	33,557
Merit Medical Systems, Inc. (a) (c)	1,725	27,324
Metabasis Therapeutics, Inc. (a) (c)	1,339	10,069
Metabolix, Inc. (a) (c)	458	8,675
MGI Pharma, Inc. (a) (c)	5,240	96,468
Molecular Devices Corp. (a) (c)	1,058	22,292
Molina Healthcare, Inc. (a)	818	26,593
Momenta Pharmaceuticals, Inc. (a) (c)	1,409	22,164
Monogram Biosciences, Inc. (a) (c)	8,731	15,541
MWI Veterinary Supply, Inc. (a)	376	12,145
Myriad Genetics, Inc. (a) (c)	2,644	82,757
Nabi Biopharmaceuticals (a) (c)	4,020	27,256
Nastech Pharmaceutical, Inc. (a) (c)	1,407	21,288
National Healthcare Corp. (c)	351	19,375
Natus Medical, Inc. (a) (c)	1,426	23,686
Nektar Therapeutics (a)	6,002	91,290

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Health Care - 10.6% (Continued)
Neurocrine Biosciences, Inc. (a) (c)	2,530	$26,363
Neurometrix, Inc. (a) (c)	812	12,107
New River Pharmaceuticals, Inc. (a) (c)	1,033	56,515
Nighthawk Radiology Holdings, Inc. (a) (c)	368	9,384
Northfield Laboratories, Inc. (a) (c)	1,695	6,899
Northstar Neuroscience, Inc. (a) (c)	702	10,095
Novavax, Inc. (a)	4,116	16,876
Noven Pharmaceuticals, Inc. (a) (c)	1,532	38,989
NPS Pharmaceuticals, Inc. (a)	3,096	14,025
NuVasive, Inc. (a) (c)	2,157	49,827
Nuvelo, Inc. (a) (c)	3,471	13,884
Nxstage Medical, Inc. (a) (c)	788	6,603
Odyssey HealthCare, Inc. (a) (c)	2,239	29,689
Omnicell, Inc. (a)	1,770	32,975
Onyx Pharmaceuticals, Inc. (a) (c)	2,778	29,391
Option Care, Inc. (c)	1,752	24,966
OraSure Technologies, Inc. (a)	3,080	25,441
OSI Pharmaceuticals, Inc. (a) (c)	3,813	133,379
Osiris Therapeutics, Inc. (a) (c)	229	5,798
Owens & Minor, Inc. (c)	2,690	84,116
Pain Therapeutics, Inc. (a) (c)	2,316	20,612
Palomar Medical Technologies, Inc. (a) (c)	1,166	59,081
Panacos Pharmaceuticals, Inc. (a) (c)	3,392	13,602
Par Pharmaceutical Cos., Inc. (a) (c)	2,355	52,681
Parexel International Corp. (a) (c)	1,821	52,754
Penwest Pharmaceuticals Co. (a) (c)	1,479	24,581
Peregrine Pharmaceuticals, Inc. (a) (c)	12,762	14,804
Perrigo Co. (c)	5,208	90,098
Per-Se Technologies, Inc. (a)	2,178	60,505
PharmaNet Development Group, Inc. (a) (c)	1,141	25,182
Pharmion Corp. (a) (c)	1,590	40,927
Phase Forward, Inc. (a) (c)	2,210	33,106
PolyMedica Corp.	1,542	62,312
Pozen, Inc. (a) (c)	1,683	28,594
PRA International (a) (c)	1,164	29,414
Progenics Pharmaceuticals, Inc. (a) (c)	1,495	38,481
PSS World Medical, Inc. (a)	4,527	88,412
Psychiatric Solutions, Inc. (a)	3,548	133,121
Quality Systems, Inc. (c)	1,100	40,997
Quidel Corp. (a)	1,958	26,668
Radiation Therapy Services, Inc. (a) (c)	826	26,036
Regeneron Pharmaceuticals, Inc. (a) (c)	3,394	68,118
RehabCare Group, Inc. (a) (c)	1,045	15,518
Renovis, Inc. (a) (c)	1,460	4,614
Replidyne, Inc. (a) (c)	334	1,917
Res-Care, Inc. (a)	1,482	26,898
Rigel Pharmaceuticals, Inc. (a)	1,664	19,752
Salix Pharmaceuticals Ltd. (a) (c)	3,119	37,958
Sangamo Biosciences, Inc. (a) (c)	1,881	12,415
Santarus, Inc. (a) (c)	2,994	23,443
Savient Pharmaceuticals, Inc. (a)	4,150	46,521
Sciele Pharma, Inc. (a) (c)	1,952	46,848
Senomyx, Inc. (a)	1,942	25,227
Sirna Therapeutics, Inc. (a)	2,618	34,060
Sirona Dental Systems, Inc. (c)	1,147	44,171
Solexa, Inc. (a)	1,533	20,159
Somaxon Pharmaceuticals, Inc. (a) (c)	288	4,087

	SHARES	VALUE
Health Care - 10.6% (Continued)
SonoSite, Inc. (a) (c)	1,092	$33,776
Spectranetics Corp. (a) (c)	1,992	22,490
Stereotaxis, Inc. (a) (c)	1,526	15,748
Steris Corp. (c)	4,507	113,441
Sun Healthcare Group, Inc. (a) (c)	1,507	19,033
Sunrise Senior Living, Inc. (a) (c)	2,893	88,873
SuperGen, Inc. (a)	3,316	16,845
SurModics, Inc. (a) (c)	1,067	33,205
Symbion, Inc. (a) (c)	1,209	22,379
Symmetry Medical, Inc. (a) (c)	2,272	31,422
Tanox, Inc. (a) (c)	1,588	31,601
Telik, Inc. (a) (c)	3,503	15,518
Thermogenesis (a) (c)	3,676	15,844
Thoratec Corp. (a) (c)	3,533	62,110
Trimeris, Inc. (a) (c)	1,107	14,070
Trubion Pharmaceuticals, Inc. (a) (c)	306	5,511
United Surgical Partners International, Inc. (a) (c)	2,978	84,426
United Therapeutics Corp. (a) (c)	1,580	85,905
Valeant Pharmaceuticals International	6,222	107,267
Ventana Medical Systems (a) (c)	1,878	80,810
Viasys Healthcare, Inc. (a)	2,169	60,342
Viropharma, Inc. (a)	4,596	67,285
Visicu, Inc. (a) (c)	449	5,029
VistaCare, Inc. (a) (c)	689	6,993
Vital Images, Inc. (a) (c)	818	28,466
Vital Signs, Inc.	445	22,214
Volcano Corporation (a) (c)	557	9,129
West Pharmaceutical Services, Inc. (c)	2,167	111,015
Wright Medical Group, Inc. (a) (c)	2,228	51,868
Xenoport, Inc. (a) (c)	1,311	32,185
Young Innovations, Inc.	265	8,824
Zoll Medical Corp. (a)	645	37,565
Zymogenetics, Inc. (a) (c)	2,443	38,038
		10,187,977
Materials - 8.7%
AAON, Inc.	628	16,504
Acuity Brands, Inc.	3,008	156,536
AEP Industries, Inc. (a)	466	24,842
AK Steel Holding Corp. (a)	7,378	124,688
Albany International Corp. (c)	1,714	56,408
Alico, Inc. (c)	207	10,480
AM Castle & Co.	656	16,695
AMCOL International Corp. (c)	1,473	40,861
American Vanguard Corp. (c)	1,186	18,857
Ameron International Corp.	586	44,753
Ampco-Pittsburgh Corp.	468	15,669
Amrep Corp.	109	13,353
Andersons, Inc. (c)	948	40,186
Apogee Enterprises, Inc.	1,802	34,797
Aptargroup, Inc.	2,289	135,143
Arch Chemicals, Inc.	1,531	50,998
Avatar Holdings, Inc. (a) (c)	320	25,872
Balchem Corp.	722	18,541
Barnes Group, Inc. (c)	2,646	57,551
Beacon Roofing Supply, Inc. (a) (c)	2,851	53,656
Bluegreen Corp. (a) (c)	1,400	17,962

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Materials - 8.7% (Continued)
BlueLinx Holdings, Inc. (c)	840	$8,736
Bowater, Inc. (c)	3,747	84,308
Brady Corp. (c)	2,931	109,268
Brookfield Homes Corp. (c)	809	30,378
Brush Engineered Materials, Inc. (a) (c)	1,301	43,935
Buckeye Technologies, Inc. (a)	2,529	30,297
Building Material Holding Corp. (c)	1,939	47,874
Cabot Microelectronics Corp. (a) (c)	1,600	54,304
Calgon Carbon Corp. (a) (c)	2,667	16,535
California Coastal Communities, Inc.	662	14,200
Cambrex Corp. (c)	1,710	38,851
Caraustar Industries, Inc. (a) (c)	1,877	15,185
Century Aluminum Co. (a) (c)	1,470	65,636
Ceradyne, Inc. (a) (c)	1,799	101,644
CF Industries Holdings, Inc. (c)	3,694	94,714
Chaparral Steel Co.	3,083	136,484
Chesapeake Corp. (c)	1,333	22,688
China BAK Battery, Inc. (a) (c)	1,764	11,501
CIRCOR International, Inc. (c)	978	35,981
Clarcor, Inc. (c)	3,474	117,456
Clean Harbors, Inc. (a)	1,022	49,475
Cleveland-Cliffs, Inc. (c)	2,840	137,570
Coeur d’Alene Mines Corp. (a) (c)	18,626	92,199
Comfort Systems USA, Inc.	2,698	34,103
Compass Minerals International, Inc.	2,083	65,739
CompX International, Inc.	107	2,157
Consolidated-Tomoka Land Co. (c)	314	22,734
Delta & Pine Land Co.	2,384	96,433
Deltic Timber Corp. (c)	687	38,321
Drew Industries, Inc. (a) (c)	1,206	31,368
Dycom Industries, Inc. (a) (c)	2,937	62,029
Dynamic Materials Corp.	768	21,581
ElkCorp	1,373	56,417
EMCOR Group, Inc. (a)	2,109	119,897
Encore Wire Corp. (a) (c)	1,515	33,345
Energy Conversion Devices, Inc. (a) (c)	2,543	86,411
EnerSys (a) (c)	3,029	48,464
ENGlobal Corp. (a) (c)	1,050	6,751
Ennis, Inc. (c)	1,650	40,359
Ferro Corp. (c)	2,861	59,194
First Acceptance Corp. (a) (c)	1,056	11,320
Georgia Gulf Corp.	2,295	44,316
Gibraltar Industries, Inc. (c)	1,564	36,770
Glatfelter (c)	2,978	46,159
Gold Kist, Inc. (a)	3,330	69,997
Goodman Global, Inc. (a)	1,535	26,402
GrafTech International Ltd. (a) (c)	6,620	45,810
Granite Construction, Inc.	2,322	116,843
Graphic Packaging Corp. (a)	5,086	22,022
Greif, Inc.	1,073	127,043
Griffon Corp. (a)	1,996	50,898
HB Fuller Co.	3,945	101,860
Hecla Mining Co. (a) (c)	8,001	61,288
Hercules, Inc. (a) (c)	7,619	147,123
Hexcel Corp. (a) (c)	6,259	108,969
Housevalues, Inc. (a)	936	5,270
Infrasource Services, Inc. (a)	1,738	37,836
Innophos Holdings, Inc. (a) (c)	527	7,736

	SHARES	VALUE
Materials - 8.7% (Continued)
Innospec, Inc. (c)	779	$36,262
Insituform Technologies, Inc. (a) (c)	1,741	45,022
Insteel Industries, Inc. (c)	908	16,153
Integrated Electrical Services, Inc. (a) (c)	998	17,754
Interface, Inc. (a)	3,193	45,404
Interline Brands, Inc. (a)	1,766	39,682
Jacuzzi Brands, Inc. (a)	5,218	64,860
Kaydon Corp. (c)	1,830	72,724
Koppers Holdings, Inc.	668	17,415
Kronos Worldwide, Inc.	194	6,317
The Lamson & Sessions Co. (a) (c)	904	21,931
Layne Christensen Co. (a) (c)	716	23,506
LB Foster Co. - Class A (a) (c)	665	17,230
Lone Star Technologies (a)	2,061	99,773
Longview Fibre Co.	4,412	96,843
LSI Industries, Inc.	1,341	26,619
MacDermid, Inc.	1,971	67,211
Medis Technologies Ltd. (a) (c)	1,339	23,339
Mercer International, Inc. (a) (c)	1,856	22,031
Metal Management, Inc. (c)	1,697	64,231
MGP Ingredients, Inc. (c)	622	14,063
Minerals Technologies, Inc.	1,281	75,310
Mobile Mini, Inc. (a) (c)	2,363	63,659
Mueller Industries, Inc.	2,471	78,331
Mueller Water Products, Inc. - Class A (c)	7,332	109,027
Myers Industries, Inc.	1,712	26,810
NCI Building Systems, Inc. (a)	1,298	67,172
Neenah Paper, Inc.	923	32,600
NewMarket Corp.	1,061	62,652
NL Industries	442	4,570
NN, Inc. (c)	1,060	13,176
Nuco2, Inc. (a) (c)	1,011	24,860
Olin Corp.	4,848	80,089
Olympic Steel, Inc. (c)	545	12,115
OM Group, Inc. (a)	1,965	88,975
Omnova Solutions, Inc. (a)	2,698	12,357
Oregon Steel Mills, Inc. (a)	2,396	149,534
Perini Corp. (a) (c)	1,457	44,846
Pioneer Companies, Inc. (a)	734	21,036
PolyOne Corp. (a) (c)	6,207	46,553
Potlatch Corp. (c)	2,591	113,538
PW Eagle, Inc. (c)	685	23,633
Quanex Corp.	2,530	87,513
Rock-Tenn Co.	2,142	58,070
Rockwood Holdings, Inc. (a) (c)	2,292	57,896
Rogers Corp. (a)	1,129	66,780
Royal Gold, Inc. (c)	1,301	46,810
RTI International Metals, Inc. (a) (c)	1,526	119,364
Ryerson Tull, Inc. (c)	1,747	43,832
Schnitzer Steel Industries, Inc. (c)	1,419	56,334
Schulman A, Inc.	1,987	44,211
Shiloh Industries, Inc. (a) (c)	314	5,950
Silgan Holdings, Inc.	1,561	68,559
Simpson Manufacturing Co., Inc. (c)	2,482	78,555
Spartech Corp.	2,090	54,800
The Standard Register Co.	1,196	14,352
Steel Technologies, Inc. (c)	765	13,426

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Materials - 8.7% (Continued)
Stepan Co.	412	$13,048
Sterling Construction Co. (a) (c)	566	12,316
Stillwater Mining Co. (a) (c)	2,767	34,560
Superior Essex, Inc. (a)	1,311	43,591
Symyx Technologies, Inc. (a)	2,261	48,815
Tejon Ranch Co. (a) (c)	710	39,646
Terra Industries, Inc. (a) (c)	6,394	76,600
Texas Industries, Inc. (c)	1,468	94,290
Tredegar Corp. (c)	2,221	50,217
Trex Co, Inc. (a) (c)	749	17,145
Tronox, Inc. (c)	2,768	43,707
UAP Holding Corp.	3,316	83,497
Universal Forest Products, Inc. (c)	1,123	52,354
US Concrete, Inc. (a)	2,176	15,493
USEC, Inc. (a) (c)	5,831	74,170
Valley National Gases, Inc.	158	4,179
Valmont Industries, Inc.	1,211	67,198
Washington Group International, Inc. (a)	1,940	115,993
Watsco, Inc. (c)	1,815	85,595
Wausau Paper Corp. (c)	3,009	45,105
WCI Communities, Inc. (a) (c)	2,167	41,563
WD-40 Co. (c)	1,040	36,265
Wheeling-Pittsburgh Corp. (a) (c)	722	13,523
Worthington Industries (c)	4,847	85,889
WR Grace & Co. (a)	4,550	90,090
Xerium Technologies, Inc. (c)	1,284	12,570
Zoltek Companies, Inc. (a) (c)	1,095	21,539
		8,351,159
Other - 0.2%
Kaman Corp.	1,614	36,138
Lancaster Colony Corp.	1,675	74,219
Sequa Corp. (a)	450	51,777
Star Maritime Acquisition Corp. (a)	1,221	11,978
		174,112
Technology - 12.7%
@Road, Inc. (a)	4,125	30,112
3Com Corp. (a)	26,289	108,048
3D Systems Corp. (a) (c)	1,032	16,471
Acacia Research - Acacia Technologies (a)	1,814	24,271
Access Integrated Technologies, Inc. - Class A (a) (c)	875	7,630
Acme Packet, Inc. (a)	871	17,977
Actel Corp. (a)	1,738	31,562
Actuate Corp. (a)	3,786	22,489
Adaptec, Inc. (a) (c)	7,659	35,691
ADTRAN, Inc.	4,280	97,156
Advanced Analogic Technologies, Inc. (a) (c)	2,395	12,909
Aeroflex, Inc. (a)	5,048	59,163
Agile Software Corp. (a)	3,818	23,481
Agilysys, Inc.	1,981	33,162
Altiris, Inc. (a) (c)	1,569	39,821
American Reprographics Co. (a) (c)	1,701	56,660
American Science & Engineering, Inc. (a) (c)	611	36,361
AMIS Holdings, Inc. (a)	2,850	30,125
Amkor Technology, Inc. (a)	6,855	64,026
Anadigics, Inc. (a) (c)	3,073	27,227
Anaren, Inc. (a)	1,154	20,495

	SHARES	VALUE
Technology - 12.7% (Continued)
Anixter International, Inc. (a) (c)	2,215	$120,274
Ansoft Corp. (a)	1,070	29,746
Ansys, Inc. (a)	2,146	93,330
Applied Micro Circuits Corp. (a)	20,031	71,310
Ariba, Inc. (a)	4,998	38,685
Art Technology Group, Inc. (a)	7,467	17,398
Aspen Technology, Inc. (a) (c)	3,578	39,430
Atheros Communications, Inc. (a) (c)	3,462	73,810
Audible, Inc. (a) (c)	1,643	13,029
Avanex Corp. (a) (c)	11,017	20,822
Avid Technology, Inc. (a) (c)	2,751	102,502
Avocent Corp. (a)	3,220	108,997
BearingPoint, Inc. (a) (c)	12,508	98,438
Bel Fuse, Inc. (c)	716	24,910
Benchmark Electronics, Inc. (a) (c)	4,310	104,992
Black Box Corp. (c)	1,173	49,254
Blackbaud, Inc.	2,844	73,944
Blackboard, Inc. (a) (c)	1,806	54,252
Blue Coat Systems, Inc. (a) (c)	971	23,255
Bookham, Inc. (a) (c)	3,898	15,865
Borland Software Corp. (a) (c)	5,175	28,152
Bottomline Technologies, Inc. (a) (c)	1,377	15,767
Broadwing Corp. (a)	5,109	79,803
Brocade Communications Systems, Inc. (a) (c)	18,332	150,506
CACI International, Inc. - Class A (a)	1,990	112,435
Carrier Access Corp. (a) (c)	1,354	8,882
Cbeyond Communications, Inc. (a)	1,072	32,792
Checkpoint Systems, Inc. (a) (c)	2,625	53,025
Chordiant Software, Inc. (a)	5,294	17,523
Ciber, Inc. (a) (c)	3,656	24,788
Cirrus Logic, Inc. (a) (c)	5,860	40,317
Cogent Communications Group, Inc. (a)	1,366	22,157
Coherent, Inc. (a)	2,002	63,203
CommScope, Inc. (a)	3,893	118,659
Commvault Systems, Inc. (a) (c)	837	16,748
COMSYS IT Partners, Inc. (a)	1,102	22,271
Comtech Group, Inc. (a) (c)	952	17,317
Comtech Telecommunications (a) (c)	1,528	58,171
Concur Technologies, Inc. (a) (c)	2,156	34,582
Conexant Systems, Inc. (a) (c)	32,208	65,704
Consolidated Communications Holdings, Inc. (c)	1,517	31,705
Convera Corp. - Class A (a) (c)	1,831	8,404
Covansys Corp. (a)	2,096	48,103
CPI International, Inc. (a) (c)	460	6,900
CSG Systems International (a) (c)	3,144	84,039
Cubic Corp.	970	21,049
Daktronics, Inc. (c)	2,526	93,083
DealerTrack Holdings Inc. (a)	692	20,359
Dendrite International, Inc. (a) (c)	2,759	29,549
Digi International, Inc. (a)	1,664	22,947
Digital River, Inc. (a) (c)	2,647	147,676
Digitas, Inc. (a)	6,057	81,224
Diodes, Inc. (a) (c)	1,287	45,663
Ditech Networks, Inc. (a)	2,076	14,366
DivX, Inc. (a)	605	13,957
DSP Group, Inc. (a)	2,031	44,073
Eagle Test Systems, Inc. (a)	477	6,955

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Technology - 12.7% (Continued)
Echelon Corp. (a) (c)	2,086	$16,688
eCollege.com, Inc. (a) (c)	1,213	18,983
Edo Corp. (c)	1,114	26,446
Electronics for Imaging (a) (c)	3,880	103,130
Emageon, Inc. (a) (c)	1,364	20,951
EMS Technologies, Inc. (a)	987	19,770
Emulex Corp. (a)	5,658	110,388
Epicor Software Corp. (a) (c)	3,680	49,717
EPIQ Systems, Inc. (a) (c)	997	16,919
Equinix, Inc. (a) (c)	1,863	140,880
Essex Corp. (a) (c)	1,295	30,963
Exar Corp. (a)	2,316	30,108
Excel Technology, Inc. (a)	752	19,244
ExlService Holdings, Inc. (a)	383	8,058
Extreme Networks, Inc. (a)	8,010	33,562
FalconStor Software, Inc. (a) (c)	2,411	20,855
Finisar Corp. (a) (c)	15,302	49,425
Flir Systems, Inc. (a) (c)	4,634	147,500
Formfactor, Inc. (a)	2,982	111,079
Foundry Networks, Inc. (a) (c)	9,771	146,370
Gartner, Inc. (a) (c)	3,809	75,380
Gateway, Inc. (a) (c)	19,083	38,357
Genesis Microchip, Inc. (a)	2,379	24,123
Gerber Scientific, Inc. (a) (c)	1,470	18,463
Harmonic, Inc. (a) (c)	4,970	36,132
Heartland Payment Systems, Inc. (c)	907	25,623
Herley Industries, Inc. (a)	973	15,753
Hittite Microwave Corp. (a) (c)	846	27,343
Hutchinson Technology, Inc. (a) (c)	1,636	38,561
Hyperion Solutions Corp. (a)	3,972	142,754
i2 Technologies, Inc. (a) (c)	923	21,063
ID Systems, Inc. (a)	721	13,569
iGate Corp. (a)	1,482	10,196
II-VI, Inc. (a)	1,496	41,798
Ikanos Communications (a) (c)	1,337	11,619
Imation Corp. (c)	2,343	108,785
Infocrossing, Inc. (a)	1,377	22,445
Informatica Corp. (a) (c)	5,780	70,574
Innovative Solutions & Support, Inc. (a) (c)	833	14,186
InPhonic, Inc. (a) (c)	1,603	17,777
Integral Systems, Inc. (c)	713	16,520
Intermec, Inc. (a) (c)	3,376	81,936
Internap Network Services Corp. (a) (c)	1,991	39,561
Internet Capital Group, Inc. (a)	2,628	26,963
Inter-Tel, Inc. (c)	1,412	31,290
InterVoice, Inc. (a) (c)	2,584	19,793
Interwoven, Inc. (a) (c)	2,864	42,015
Ionatron, Inc. (a)	2,047	8,393
Ixia (a)	2,793	26,813
IXYS Corp. (a) (c)	1,833	16,314
j2 Global Communications, Inc. (a) (c)	3,330	90,742
JDA Software Group, Inc. (a) (c)	1,882	25,915
Jupitermedia Corp. (a) (c)	1,453	11,508
Kanbay International, Inc. (a)	2,159	62,114
Keane, Inc. (a) (c)	2,938	34,992
Kemet Corp. (a) (c)	5,814	42,442
Komag, Inc. (a) (c)	1,992	75,457
Kopin Corp. (a) (c)	4,582	16,358
L-1 Identity Solutions, Inc. (a) (c)	4,340	65,664

	SHARES	VALUE
Technology - 12.7% (Continued)
Lattice Semiconductor Corp. (a)	7,668	$49,689
Lawson Software, Inc. (a) (c)	8,348	61,692
Lionbridge Technologies (a)	4,005	25,792
LoopNet, Inc. (a) (c)	148	2,217
Loral Space & Communications, Inc. (a) (c)	741	30,174
Macrovision Corp. (a)	3,466	97,949
Magma Design Automation, Inc. (a) (c)	2,379	21,244
Manhattan Associates, Inc. (a)	1,843	55,437
Mantech International Corp. - Class A (a)	1,173	43,202
MapInfo Corp. (a) (c)	1,426	18,609
Maxwell Technologies, Inc. (a) (c)	935	13,043
McData Corp. (a)	10,342	57,398
Mentor Graphics Corp. (a)	5,380	97,001
Mercury Computer Systems, Inc. (a) (c)	1,307	17,462
Merge Technologies, Inc. (a) (c)	1,379	9,046
Methode Electronics, Inc.	2,507	27,151
Micrel, Inc. (a) (c)	4,869	52,488
MICRO Systems, Inc. (a)	2,608	137,442
Microsemi Corp. (a) (c)	4,739	93,121
MicroStrategy, Inc. (a)	654	74,563
Microtune, Inc. (a) (c)	3,551	16,690
Mindspeed Technologies, Inc. (a) (c)	7,381	14,098
MIPS Technologies, Inc. (a) (c)	2,918	24,219
Mobility Electronics, Inc. (a) (c)	1,881	6,301
Monolithic Power Systems, Inc. (a) (c)	1,468	16,309
MoSys, Inc. (a)	1,469	13,588
Move, Inc. (a) (c)	6,741	37,143
MRV Communications, Inc. (a) (c)	8,408	29,764
Multi-Fineline Electronix, Inc. (a)	556	11,281
Neoware Systems, Inc. (a) (c)	1,290	17,041
Ness Technologies, Inc. (a)	1,787	25,483
Netgear, Inc. (a) (c)	2,218	58,223
Netlogic Microsystems, Inc. (a) (c)	1,037	22,493
Netscout Systems, Inc. (a)	1,741	14,450
Newport Corp. (a)	2,647	55,455
Nextest Systems Corp. (a) (c)	392	4,418
Novatel Wireless, Inc. (a)	1,882	18,199
Nuance Communications, Inc. (a) (c)	8,475	97,123
Omniture, Inc. (a)	906	12,756
Omnivision Technologies, Inc. (a) (c)	3,567	48,690
ON Semiconductor Corp. (a) (c)	10,201	77,222
Online Resources Corp. (a) (c)	1,511	15,427
Open Solutions, Inc. (a)	1,359	51,153
Openwave Systems, Inc. (a) (c)	6,332	58,444
Oplink Communications, Inc. (a)	1,095	22,513
Opnet Technologies, Inc. (a) (c)	840	12,138
Opsware, Inc. (a) (c)	5,482	48,351
Optical Communication Products, Inc. (a) (c)	1,343	2,203
Optium Corp. (a)	398	9,926
Orbcomm, Inc. (a) (c)	606	5,345
OSI Systems, Inc. (a) (c)	938	19,632
Packeteer, Inc. (a) (c)	2,331	31,702
Palm, Inc. (a) (c)	6,145	86,583
Parametric Technology Corp. (a) (c)	7,465	134,519
Park Electrochemical Corp. (c)	1,353	34,704
PDF Solutions, Inc. (a)	1,415	20,447
Pegasystems, Inc. (c)	962	9,495
Pericom Semiconductor Corp. (a)	1,715	19,671

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
Technology - 12.7% (Continued)
Perot Systems Corp. (a) (c)	5,799	$95,046
Plantronics, Inc. (c)	3,185	67,522
Plexus Corp. (a) (c)	3,065	73,192
PLX Technology, Inc. (a) (c)	1,677	21,868
PortalPlayer, Inc. (a)	1,608	21,628
Progress Software Corp. (a) (c)	2,754	76,919
QAD, Inc. (c)	1,023	8,583
Quantum Corp. (a) (c)	14,100	32,712
Quest Software, Inc. (a) (c)	4,493	65,822
Rackable Systems, Inc. (a) (c)	1,803	55,839
Radiant Systems, Inc. (a)	1,750	18,270
Radisys Corp. (a)	1,367	22,788
RealNetworks, Inc. (a)	7,179	78,538
Redback Networks, Inc. (a) (c)	4,231	105,521
RF Micro Devices, Inc. (a) (c)	12,807	86,960
RightNow Technologies, Inc. (a) (c)	978	16,841
Safeguard Scientifics, Inc. (a) (c)	8,092	19,583
SafeNet, Inc. (a) (c)	1,749	41,871
Sapient Corp. (a) (c)	5,473	30,047
SAVVIS, Inc. (a) (c)	2,190	78,205
Scansource, Inc. (a) (c)	1,720	52,288
Secure Computing Corp. (a) (c)	3,166	20,769
SI International, Inc. (a) (c)	859	27,849
Sigma Designs, Inc. (a)	1,482	37,717
Silicon Image, Inc. (a)	5,460	69,451
Silicon Storage Technology, Inc. (a) (c)	6,076	27,403
Sirenza Microdevices, Inc. (a) (c)	1,618	12,717
Sirf Technology Holdings, Inc. (a) (c)	3,444	87,891
Skyworks Solutions, Inc. (a)	10,749	76,103
Smith Micro Software, Inc. (a) (c)	1,309	18,575
SonicWALL, Inc. (a)	4,325	36,416
Sonus Networks, Inc. (a)	16,921	111,509
SPSS, Inc. (a) (c)	1,301	39,121
SRA International, Inc. - Class A (a)	2,495	66,716
Staktek Holdings, Inc. (a) (c)	777	4,002
Standard Microsystems Corp. (a) (c)	1,433	40,095
Stratasys, Inc. (a) (c)	579	18,186
Stratex Networks, Inc. (a) (c)	6,474	31,269
Sunpower Corp. (a) (c)	667	24,792
Supertex, Inc. (a)	781	30,654
Sybase, Inc. (a) (c)	6,031	148,966
Sycamore Networks, Inc. (a)	12,286	46,195
SYKES Enterprises, Inc. (a)	1,958	34,539
Synaptics, Inc. (a) (c)	1,629	48,365
Synchronoss Technologies, Inc. (a) (c)	557	7,642
Syniverse Holdings, Inc. (a) (c)	1,538	23,055
SYNNEX Corp. (a)	813	17,837
Syntel, Inc.	566	15,169
TALX Corp. (c)	2,089	57,343
Techwell, Inc. (a)	380	6,103
Tekelec (a)	3,871	57,407
Terremark Worldwide, Inc. (a) (c)	2,632	17,687
Tessera Technologies, Inc. (a)	3,001	121,060
TIBCO Software, Inc. (a)	14,107	133,170
Transaction Systems Architects, Inc. (a)	2,506	81,620
Transmeta Corp. (a) (c)	13,216	14,670
Transwitch Corp. (a) (c)	8,518	11,925
Trident Microsystems, Inc. (a) (c)	3,828	69,593
Triquint Semiconductor, Inc. (a) (c)	9,360	42,120

	SHARES	VALUE
Technology - 12.7% (Continued)
Trizetto Group (a)	2,878	$52,869
TTM Technologies, Inc. (a)	2,800	31,724
TurboChef Technologies, Inc. (a) (c)	908	15,454
Tyler Technologies, Inc. (a)	2,629	36,964
Ulticom, Inc. (a) (c)	807	7,739
Ultimate Software Group, Inc. (a) (c)	1,564	36,379
Universal Display Corp. (a) (c)	1,554	23,326
UTStarcom, Inc. (a) (c)	8,105	70,919
VA Software Corp. (a) (c)	4,180	21,025
Varian, Inc. (a) (c)	2,002	89,670
VASCO Data Security International, Inc. (a) (c)	1,666	19,742
Verint Systems, Inc. (a) (c)	818	28,041
Viasat, Inc. (a) (c)	1,485	44,268
Vignette Corp. (a)	1,994	34,038
Virage Logic Corp. (a) (c)	1,041	9,671
Volterra Semiconductor Corp. (a)	1,255	18,825
Vonage Holdings Corp. (a) (c)	2,039	14,151
WebEx Communications, Inc. (a)	2,725	95,075
webMethods, Inc. (a)	3,641	26,798
Websense, Inc. (a) (c)	3,217	73,444
Wind River Systems, Inc. (a)	5,056	51,824
Witness Systems, Inc. (a)	2,245	39,355
Zhone Technologies, Inc. (a)	7,480	9,799
Zoran Corp. (a)	3,284	47,881
		12,194,905
Utilities - 4.0%
Alaska Communications Systems Group, Inc.	2,733	41,514
Allete, Inc.	1,646	76,605
American States Water Co. (c)	1,047	40,435
Aquila, Inc. (a)	25,052	117,744
Atlantic Tele-Network, Inc. (c)	348	10,196
Avista Corp.	3,281	83,042
Black Hills Corp. (c)	2,228	82,302
California Water Service Group (c)	1,078	43,551
Cascade Natural Gas Corp. (c)	736	19,077
Centennial Communications Corp. (c)	1,430	10,282
CH Energy Group, Inc.	986	52,061
Cincinnati Bell, Inc. (a)	16,580	75,771
Cleco Corp.	3,789	95,597
Commonwealth Telephone Enterprises, Inc.	1,435	60,069
CT Communications, Inc. (c)	1,289	29,544
Dobson Communications Corp. (a) (c)	9,952	86,682
Duquesne Light Holdings, Inc. (c)	5,842	115,964
El Paso Electric Co. (a) (c)	3,245	79,081
The Empire District Electric Co. (c)	1,951	48,170
EnergySouth, Inc. (c)	374	14,997
Eschelon Telecom, Inc. (a)	608	12,045
Fairpoint Communications, Inc. (c)	1,759	33,333
FiberTower Corp. (a) (c)	8,194	48,181
General Communication (a)	3,603	56,675
Globalstar, Inc. (a) (c)	1,208	16,803
Golden Telecom, Inc. (c)	1,464	68,574
Houston Wire & Cable Co. (a) (c)	578	12,080
Idacorp, Inc.	2,869	110,887
IDT Corp. (a) (c)	3,504	45,832
Iowa Telecommunications Services, Inc. (c)	2,046	40,327
iPCS, Inc. (a) (c)	1,088	60,232
ITC Holdings Corp. (c)	956	38,144

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Utilities - 4.0% (Continued)
The Laclede Group, Inc.	1,430	$50,093
Mediacom Communications Corp. (a)	3,848	30,938
MGE Energy, Inc. (c)	1,371	50,151
New Jersey Resources Corp. (c)	1,780	86,472
Nicor, Inc. (c)	2,976	139,277
North Pittsburgh Systems, Inc. (c)	937	22,619
Northwest Natural Gas Co. (c)	1,791	76,010
Northwestern Corp.	2,379	84,169
Ntelos Holdings Corp. (a) (c)	1,011	18,077
Ormat Technologies, Inc. (c)	527	19,404
Otter Tail Corp. (c)	1,890	58,892
Peoples Energy Corp.	2,576	114,812
Piedmont Natural Gas Co. (c)	5,119	136,933
PNM Resources, Inc. (c)	5,001	155,531
Portland General Electric Co. (c)	1,751	47,715
Premiere Global Services, Inc. (a) (c)	4,848	45,765
RCN Corp. (a)	1,897	57,195
Shenandoah Telecom Co. (c)	520	24,445
SJW Corp. (c)	961	37,248
South Jersey Industries, Inc. (c)	1,955	65,317
Southwest Gas Corp. (c)	2,686	103,062
Southwest Water Co.	1,469	20,213
SureWest Communications (c)	911	25,089
Time Warner Telecom, Inc. (a)	9,299	185,329
UIL Holdings Corp. (c)	1,645	69,403
Unisource Energy Corp. (c)	2,351	85,882
USA Mobility, Inc.	1,748	39,103
Westar Energy, Inc. (c)	5,843	151,684
WGL Holdings, Inc. (c)	3,268	106,472
		3,833,097
TOTAL COMMON STOCKS
(Cost $73,685,869)		89,817,158

	SHARES	VALUE
UNIT INVESTMENT TRUSTS - 2.1%
iShares Russell 2000 Index Fund (c)	25,400	$1,982,470
TOTAL UNIT INVESTMENT TRUSTS
(Cost $1,998,472)		1,982,470
RIGHTS - 0.0%
Affordable Residential Communities
Issued by Affordable Residential Communities,
Exp. 1/23/2007, Strike $8 (a)(e)	2,225	6,274
Revlon, Inc.
Issued by Revlon, Inc., Exp. 1/19/2007, Strike $1.05 (a)	10,578	529
TOTAL RIGHTS
(Cost $2,781)		6,803

	PRINCIPAL
	AMOUNT	VALUE
SHORT TERM INVESTMENTS (f)- 4.9%
U.S. Treasury Bills - 3.0%
4.840%, 03/15/2007	$2,900,000	$2,872,346

	SHARES	VALUE
Money Market Funds - 1.9%
Northern Institutional Diversified Assets Portfolio	1,833,246	$1,833,246
TOTAL SHORT TERM INVESTMENTS
(Cost $4,704,990)		4,705,592
Total Investments (Cost $80,392,112) (b) - 100.6%		96,512,023
Northern Institutional Diversified Assets Portfolio (d) - 51.8%		49,690,379
Liabilities in Excess of Other Assets - (52.4)%		(50,236,208)
TOTAL NET ASSETS - 100.0%		$95,966,194

(a)	Non income producing security.

(b)	For federal income tax purpose, cost is $80,581,635 and gross unrealized appreciation and depreciation of securities as of December 31, 2006 was $21,990,678 and $(6,060,290) respectively, with a net appreciation / (depreciation) of $15,930,388.

(c)	All or portion of the security is out on loan.

(d)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $48,229,242, $49,690,379, and $578,241, respectively.

(e)	Valued in good faith under procedures adopted by the Board of Directors.

(f)	Securities and other assets with an aggregate value of $4,530,930 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2006:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)

Russell 2000 Index (03/07)	2	$(1,516)
Russell 2000 Index Mini (03/07)	47	(2,767)

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006
ASSETS
Investments in securities, at value	$96,512,023
Collateral for securities loaned,
at fair value	49,690,379
Cash	162
Receivables:
Shares sold	49,500
Interest and dividends	109,511
Prepaid expenses and other	3,162
146,364,737
LIABILITIES
Payables:
Payable upon return of securities loaned	49,690,379
Investment securities purchased	103,617
Shares redeemed	473,693
Variation margin	34,770
Advisory fees	33,685
Professional fees	15,327
Fund accounting fees	14,002
Custodian fees	10,820
Administration fees	8,197
Royalty fees	5,000
12b-1 fees	479
Directors’ fees	21
Other accrued expenses	8,553
50,398,543
NET ASSETS*
Paid-in capital	72,394,978
Accumulated undistributed net investment
income / (loss)	529,373
Accumulated net realized gain / (loss)
on investments and futures contracts	6,926,215
Net unrealized appreciation / (depreciation)
on investments and futures contracts	16,115,628
$95,966,194
Investments at cost	$80,392,112
Shares authorized - Class I ($.10 par value)	20,000,000
Shares authorized - Class F ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares
Share Class Net Assets		Outstanding
Class I	$95,694,479	1,289,914	$74.19
Class F	$ 271,715	3,671	$74.02

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2006
	Percentage of ordinary distributions designated as
	qualified dividend income	83.24%
	Dividends received deduction for corporate shareholders	81.99%
	Undistributed ordinary income	$1,460,763
	Undistributed long-term gains	$6,180,065
	Unrealized appreciation	$15,930,388

STATEMENT OF OPERATIONS
For the year ended December 31, 2006
INVESTMENT INCOME
Interest	$160,138
Dividends	1,106,075
Foreign dividend taxes withheld	(30)
Other income	36,973
1,303,156
EXPENSES
Advisory fees	305,280
Administration fees	87,223
Fund accounting fees	48,970
Custodian fees	47,556
Professional fees	27,279
Transfer agent fees	19,113
Directors’ fees	11,303
Royalty fee	9,368
Shareholder reporting fees	7,167
12b-1 fees - Class F	476
Other expenses	7,292
571,027
NET INVESTMENT INCOME / (LOSS)	732,129

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	6,373,766
Net realized gain / (loss) on futures contracts	585,128
6,958,894
Net change in unrealized appreciation /
(depreciation) on investments
and futures contracts	6,109,042
NET REALIZED AND UNREALIZED
GAIN / (LOSS)	13,067,936
NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$13,800,065

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Expense
Fee	Fee	Limit
0.35%	0.10%	0.75%

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31,
	2006	2005(1)
OPERATIONS
Net investment income / (loss)	$732,129	$479,266
Net realized gain / (loss) on investments and futures	6,958,894	2,726,979
Net change in unrealized appreciation / (depreciation) on investments and futures contracts	6,109,042	(375,506)
	13,800,065	2,830,739
DISTRIBUTIONS TO SHAREHOLDERS*
Class I
Net investment income	(521,036)	(335,674)
Net realized gain on investments	(2,571,112)	(677,888)
Class F
Net investment income	(153)	—
Net realized gain on investments	(792)	—
	(3,093,093)	(1,013,562)
FUND SHARE TRANSACTIONS
Class I
Proceeds from shares sold	21,481,354	19,532,734
Reinvestment of distributions	3,092,148	1,013,562
Payments for shares redeemed	(15,380,526)	(15,318,613)
	9,192,976	5,227,683
Class F
Proceeds from shares sold	330,479	5,002
Reinvestment of distributions	945	—
Payments for shares redeemed	(85,352)	(2)
	246,072	5,000
NET INCREASE / (DECREASE) IN NET ASSETS	20,146,020	7,049,860
NET ASSETS
Beginning of period	75,820,174	68,770,314
End of period	$95,966,194	$75,820,174

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$529,373	$452,990

FUND SHARE TRANSACTIONS Class I
Sold	308,422	313,268
Reinvestment of distributions	44,543	16,964
Redeemed	(221,188)	(248,011)
Net increase / (decrease) from fund share transactions	131,777	82,221

FUND SHARE TRANSACTIONS Class F
Sold	4,756	78
Reinvestment of distributions	14	—
Redeemed	(1,177)	—
Net increase / (decrease) from fund share transactions	3,593	78

TOTAL COST OF PURCHASES OF:
Common Stocks	$28,192,639	$19,618,076
	$28,192,639	$19,618,076

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$19,976,137	$16,360,578
	$19,976,137	$16,360,578

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$671,425	$710,279
Long-term capital gains	2,421,668	303,283
	$3,093,093	$1,013,562
(1) For the period from October 4, 2005 to December 31, 2005 for Class F.

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO

Summit EAFE International Index Portfolio - Average Annual Total Return
1-Year	3-Year	Since Inception
25.56%	18.59%	20.97%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Manager:	Theodore D. Miller on
behalf of subadviser
World Asset
Management, Inc.
A wholly owned
subsidiary of Comerica, Inc.
Inception Date:	November 12, 2002
Total Net Assets:	$58.75 Million
Number of Equity Holdings:	852
Median Cap Size:	$4,052 (in millions)
Average Price-to-book Ratio:	2.43 x
Dividend Yield:	2.42%

Top 10 Equity Holdings

(% of net assets)
BP Plc	1.68%
HSBC Holdings Plc	1.57%
Toyota Motor Corp.	1.44%
Total SA	1.20%
GlaxoSmithKline Plc	1.16%
Nestle SA	1.08%
Vodafone Group Plc	1.08%
Novartis AG	1.02%
Royal Dutch Shell Plc - Class A	1.01%

Sector Allocations

Summit Mutual Funds, Inc. - Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO

Objective - Seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International (“MSCI”) EAFE Index (the “Index”). The Index emphasizes the stock of companies in major markets in Europe, Australasia, and the Far East.

Strategy - The Summit Pinnacle EAFE International Index Portfolio (the “Portfolio”) will invest primarily in common stocks of the companies that compose the Index.

Manager’s Comments:

For the year ended December 31, 2006, the Summit EAFE International Index Portfolio’s total return was 25.56% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a 26.34% “net” total return for the MSCI EAFE Index (in U.S. dollars after the impact of foreign taxes). The difference of 0.78% is referred to as “tracking error.” One component of the difference is attributed to the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services as well as the impact of foreign taxes. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers’ commissions or other trading costs; and holding a sample of the security positions in the Index or holding them in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weighting of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for it to seek investment results that correspond to the total return of the Index.

The EAFE International Index Portfolio is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied to Summit Mutual Funds, Inc. or any member to the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE Index to track general stock market performance.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL HIGHLIGHTS	EAFE INTERNATIONAL INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

					Period from
					November 12,
					2002(1)
	Year Ended December 31,				to December 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$81.98	$74.34	$64.41	$49.59	$50.00
INVESTMENT ACTIVITIES:
Net investment income / (loss)	1.46	1.59	1.00(4)	1.34	0.19
Net realized and unrealized gains / (losses)	18.83	7.59	10.42	14.49	(0.60)
Total from Investment Activities	20.29	9.18	11.42	15.83	(0.41)
DISTRIBUTIONS:
Net investment income	(1.63)	(0.72)	(0.69)	(0.19)	—
Net realized gains	(1.98)	(0.82)	(0.80)	(0.82)	—
Total Distributions	(3.61)	(1.54)	(1.49)	(1.01)	—
Net asset value, end of period	$98.66	$81.98	$74.34	$64.41	$49.59

Total return	25.56%	12.57%	18.02%	32.79%	-0.82%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(2)	0.95%	0.95%	0.95%	0.65%	0.65%(3)
Ratio of expenses to average net assets - gross	1.29%	1.50%	1.69%	2.46%	1.99%(3)
Ratio of net investment income / (loss) to average net assets	1.66%	1.75%	1.70%	2.14%	2.24%(3)
Portfolio turnover rate	44.33%	76.61%	55.49%	75.27%	449.05%(3)
Net assets, end of period (000’s)	$58,754	$44,084	$50,938	$16,565	$22,234

(1)	Commencement of operations.
(2)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)	Annualized.
(4)	Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006
	SHARES	VALUE
COMMON STOCKS - 97.9%
Australia - 5.5%
A.B.C. Learning Centres Ltd.	2,768	$18,353
AGL Energy Ltd. (a)	2,263	28,902
Alinta Ltd.	2,677	24,981
Alumina Ltd.	5,840	29,226
Amcor Ltd.	4,893	28,002
AMP Ltd.	8,385	66,849
Aristocrat Leisure Ltd.	1,791	22,478
Australia & New Zealand Banking Group Ltd.	7,709	171,660
Australian Stock Exchange Ltd.	999	30,083
AXA Asia Pacifica Holdings Ltd.	4,356	25,066
Babcock & Brown Ltd.	1,243	24,333
BHP Billiton Ltd.	15,953	318,589
Billabong International Ltd.	1,349	18,528
BlueScope Steel Ltd.	3,594	24,454
Boral Ltd.	3,644	21,947
Brambles Ltd. (a)	7,349	74,426
Caltex Australia Ltd.	674	12,236
Centro Properties Group	4,275	30,708
CFS Retail Property Trust	17,242	31,711
Coca-Cola Amatil Ltd.	3,772	23,108
Cochlear Ltd	269	12,315
Coles Myer Ltd.	5,392	59,586
Commonwealth Bank of Australia	5,500	214,813
Computershare Ltd.	2,480	17,422
CSL Ltd.	808	41,692
CSR Ltd.	6,466	19,140
Downer EDI Ltd.	2,049	11,305
Foster’s Group Ltd.	9,728	53,137
Goodman Fielder Ltd.	6,705	11,750
GPT Group	10,199	45,083
Insurance Australia Group Ltd.	7,377	36,976
John Fairfax Holdings Ltd.	5,972	22,769
Lend Lease Corp. Ltd.	2,018	29,373
Macquarie Airports Management Ltd.	4,034	11,463
Macquarie Bank Ltd.	1,178	73,393
Macquarie Goodman Group	6,447	38,676
Macquarie Infrastructure Group	12,379	33,809
Mayne Pharma Ltd.	3,515	11,292
Mirvac Group	5,496	24,251
Multiplex Group	3,714	11,697
National Australia Bank Ltd.	6,867	218,986
Newcrest Mining Ltd.	1,693	35,213
Orica Ltd.	1,490	28,580
Origin Energy Ltd.	4,708	30,733
Paladin Resources Ltd. (a)	2,057	14,451
Qantas Airways Ltd.	5,691	23,449
QBE Insurance Group Ltd.	3,304	75,241
Rinker Group Ltd.	4,423	63,018
Rio Tinto Ltd.	1,339	78,530
Santos Ltd.	3,725	29,021
Sonic Healthcare Ltd.	1,638	19,239
Stockland	7,306	47,751
Suncorp-Metway Ltd.	2,908	46,712
Symbion Health Ltd.	4,115	12,343
TABCORP Holdings Ltd.	3,050	40,567
Tattersall’s Ltd.	5,614	17,327
Telstra Corp.	16,172	52,848

	SHARES	VALUE
Australia - 5.5% (Continued)
Toll Holdings Ltd.	2,269	$32,722
Transurban Group	4,708	28,318
Wesfarmers Ltd.	1,837	54,434
Westfield Group	6,807	112,781
Westpac Banking Corp.	7,888	150,927
Woodside Petroleum Ltd.	2,326	69,971
Woolworths Ltd.	5,168	97,496
WorleyParsons Ltd.	750	12,598
Zinifex Ltd.	1,979	29,352
		3,228,190
Austria - 0.5%
Boehler-Uddeholm AG	331	23,201
Erste Bank der Oesterreichischen Sparkassen AG	823	63,120
Immoeast Immobilie Anlagen AG (a)	2,856	40,151
Oesterreischeische Elektrizitaetswirtschafts AG	429	22,890
OMV AG	815	46,250
Raiffeisen International Bank-Holding AG	161	24,549
Telekom Austria AG	1,694	45,394
Voestalpine AG	427	24,108
Wienerberger AG	396	23,523
		313,186
Belgium - 1.2%
AGFA-Gevaert NV	684	17,480
Belgacom SA	772	34,007
Delhaize Group	346	28,843
Dexia	2,722	74,558
Fortis	5,164	220,316
Groupe Bruxelles Lambert SA	390	46,874
Inbev	794	52,343
KBC Groep NV	839	102,888
Mobistar SA	199	16,983
Solvay SA	301	46,170
UCB SA	559	38,334
Umicore	136	23,159
		701,955
Denmark - 0.8%
AP Moller - Maersk A/S	5	47,090
Carlsberg A/G	174	17,280
Danisco A/S	316	26,908
Danske Bank A/S	2,228	98,999
DSV A/S	125	22,837
FLSmidth & Co A/S	186	11,821
GN Store Nord A/S	1,186	17,531
Jyske Bank A/S (a)	404	28,679
Novo-Nordisk A/S - Class B	1,126	93,787
Novozymes A/S	266	22,886
Topdanmark A/S (a)	101	16,700
Vestas Wind Systems A/S (a)	814	34,404
William Demant Holding A/S (a)	207	16,783
		455,705
Finland - 1.4%
Amer Sports Oyj	797	17,549
Cargotec Corp. - B Shares	322	17,895
Elisa Corporation	853	23,364
Fortum Oyj	1,915	54,501

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	EAFE INTERNATIONAL INDEX PORTFOLIO

	SHARES	VALUE
Finland - 1.4% (Continued)
Kesko Oyj - B Shares	447	$23,614
Kone Oyj	435	24,657
Metso Oyj	579	29,227
Neste Oil Oyj	717	21,797
Nokia Oyj	17,503	357,662
Nokian Renkaat Oyj	547	11,206
Orion Oyj - B Shares (a)	543	11,791
Outokumpu Oyj	474	18,558
Rautaruukki Oyj	442	17,591
Sampo Oyj	1,887	50,516
Stora Enso Oyj	2,847	45,098
Tietoenator Oyj	576	18,583
UPM-Kymmene Oyj	2,486	62,745
Wartsila Oyj - B Shares	328	17,670
YIT Oyj	633	17,506
		841,530
France - 9.4%
Accor SA	970	75,162
Air France-KLM	552	23,237
Air Liquide SA	501	118,976
Alcatel SA	9,993	143,784
Alstom (a)	490	66,429
Atos Origin SA (a)	296	17,556
Axa	7,168	290,202
BNP Paribas SA	3,681	401,603
Bouygues SA	902	57,903
Business Objects SA (a)	454	17,817
Cap Gemini SA	568	35,652
Carrefour SA	2,609	158,217
Casino Guichard Perrachon SA	247	22,954
CNP Assurances	208	23,229
Compagnie de Saint-Gobain	1,412	118,637
Compagnie Generale des Etablissements Michelin - B Shares	618	59,145
Credit Agricole SA	2,622	110,273
Dassault Systemes SA	320	16,981
Essilor International SA	524	56,339
France Telecom SA	7,386	204,259
Gaz de France	889	40,897
Groupe Danone	1,051	159,270
Hermes International	292	36,522
Klepierre	130	24,540
Lafarge SA	662	98,485
Lagardere S.C.A.	583	46,945
L’Oreal SA	1,280	128,245
LVMH Moet Hennessy Louis Vuitton SA	1,088	114,825
M6 Metropole Television	483	17,253
Neopost SA	181	22,734
Pernod-Ricard SA	361	82,917
Peugeot SA	725	48,043
PPR SA	305	45,576
Publicis Groupe	716	30,198
Renault SA	864	103,787
Safran SA	1,081	25,086
Sanofi-Aventis	4,543	419,488
Schneider Electric SA	1,032	114,568
SCOR SA	3,865	11,428
Societe Generale	1,602	271,952
Societe Television Francaise 1	610	22,635

	SHARES	VALUE
France - 9.4% (Continued)
Sodexho Alliance SA	472	$29,614
Suez SA	4,553	235,779
Technip SA	492	33,772
Thales SA	469	23,390
Thomson	1,188	23,225
Total SA	9,734	702,215
Unibail	239	58,397
Valeo SA	408	16,981
Vallourec SA	182	52,927
Veolia Environnement	1,253	96,595
Vinci SA	959	122,541
Vivendi Universal SA	5,298	207,080
Zodiac SA	270	18,141
		5,504,406
Germany - 7.1%
Adidas AG	1,016	50,736
Allianz AG	1,917	392,004
Altana AG	372	23,006
BASF AG	2,166	211,839
Bayer AG	3,184	171,609
Beiersdorf AG	263	17,077
Bilfinger Berger AG	167	12,226
Celesio AG	533	28,362
Commerzbank AG	2,801	106,302
Continental AG	630	73,358
DaimlerChrysler AG	4,065	251,826
Deutsche Bank AG	2,312	310,017
Deutsche Boerse AG	481	88,720
Deutsche Lufthansa AG	1,255	34,508
Deutsche Post AG	3,616	109,308
Deutsche Postbank AG	409	34,413
Deutsche Telekom AG	12,445	228,184
E.ON AG	2,760	376,319
Fresenius Medical Care AG	279	37,223
Heidelberger Druckmaschien AG	378	17,923
Hochtief AG	243	17,662
Hypo Real Estate Holding AG	651	40,965
Infineon Technologies AG (a)	3,302	46,465
IVG Immobilien AG	400	17,419
Karstadt Quelle AG (a)	392	11,374
Linde AG	503	52,136
MAN AG	603	54,692
Merck KGaA	262	27,229
Metro AG	698	44,402
Muenchener Rueckversicherungs AG	916	158,400
Puma AG Rudolf Dassler Sport	60	23,446
Rheinmetall AG	238	18,043
RWE AG	2,088	230,037
Salzgitter AG	180	23,690
SAP AG	3,940	209,807
Siemens AG	3,803	379,522
Solarworld AG	189	11,863
ThyssenKrupp AG	1,596	75,318
TUI AG	1,080	21,656
Volkswagen AG	1,075	121,981
		4,161,067

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Greece - 0.6%
Alpha Bank AE	1,804	$54,527
Coca-Cola Hellenic Bottling Co. SA	607	23,718
EFG Eurobank Ergasias SA	1,282	46,444
Hellenic Telecommunications Organization SA (a)	1,499	45,036
National Bank of Greece SA	1,972	90,849
OPAP SA	1,084	41,898
Piraeus Bank SA	1,112	35,854
		338,326
Hong Kong - 1.7%
Bank of East Asia Ltd.	7,625	43,182
BOC Hong Kong Holdings Ltd.	16,808	45,595
Cheung Kong Holdings Ltd.	8,018	98,701
CLP Holdings Ltd.	8,192	60,558
Esprit Holdings Ltd.	4,889	54,589
Foxconn International Holdings Ltd. (a)	9,501	31,087
Hang Lung Properties Ltd.	12,479	31,284
Hang Seng Bank Ltd.	3,390	46,328
Henderson Land Development Co. Ltd.	6,178	34,550
Hong Kong & China Gas Co. Ltd.	18,020	40,542
Hong Kong Exchanges and Clearing Ltd.	5,060	55,620
HongKong Electric Holdings Ltd.	8,515	41,709
Hopewell Holdings Ltd.	4,685	16,443
Hutchison Telecomunications International Ltd. (a)	7,804	19,665
Hutchison Whampoa Ltd.	10,029	101,924
Kingboard Chemical Holdings Ltd.	2,780	10,919
Li & Fung Ltd.	11,678	36,331
Link REIT	11,167	22,971
Melco International Development Ltd.	3,971	9,414
New World Development Co. Ltd.	12,214	24,590
PCCW Ltd.	27,673	16,828
Shangri-La Asia Ltd.	6,998	18,039
Sun Hung Kai Properties Ltd.	6,624	76,090
Swire Pacific Ltd. - Class A	4,941	53,073
Wharf Holdings Ltd.	8,647	31,961
		1,021,993
Ireland (Republic of) - 0.9%
Allied Irish Banks Plc	3,981	118,240
Bank of Ireland	4,400	101,644
C&C Group Plc	1,414	25,105
CRH Plc	2,340	97,424
DCC Plc	531	18,049
Depfa Bank Plc	1,633	29,230
Elan Corp. Plc (a)	2,062	29,261
Experian Group Ltd. (a)	4,479	52,575
Grafton Group Plc (a)	1,519	25,385
Kerry Group Plc	916	22,889
Kingspan Group	689	18,254
Ryanair Holdings Plc (a)	898	12,364
		550,420
Italy - 3.9%
Alleanza Assicurazioni SpA	2,626	35,046
Assicurazioni Generali SpA	4,262	187,178
Autostrade SpA	1,581	45,475
Banca Intesa SpA	21,788	168,253
Banca Monte dei Paschi di Siena SpA	5,213	33,736
Banca Popolare di Milano Scrl	2,368	41,105

	SHARES	VALUE
Italy - 3.9% (Continued)
Banche Popolari Unite Scrl	2,124	$58,374
Banco Popolare di Verona e Novara Scrl	2,042	58,628
Capitalia SpA	7,957	75,311
Enel SpA	19,213	198,204
ENI SpA	11,660	392,181
Fiat SpA (a)	2,764	52,832
Finmeccanica SpA	1,698	46,017
Fondiaria - Sai SpA	365	17,461
Lottomatica SpA	555	23,092
Luxottica Group SpA	731	22,464
Mediaset SpA	3,816	45,285
Mediobanca SpA	2,594	61,259
Pirelli & Co.	17,470	17,400
Sanpaolo IMI SpA	5,179	120,323
Seat-Pagine Gialle SpA	27,951	16,659
Snam Rete Gas SpA	6,991	39,659
Telecom Italia SpA - RNC	26,410	67,005
Telecom Italia SpA	46,535	140,671
Unicredito Italiano SpA	34,965	306,472
		2,270,090
Japan - 22.3%
The 77 Bank Ltd.	2,527	16,032
Acom Co. Ltd.	475	15,966
Advantest Corp.	742	42,523
Aeon Co. Ltd.	3,078	66,601
Aeon Credit Service Co. Ltd.	599	11,350
Aiful Corp.	555	15,623
Aisin Seiki Co. Ltd.	1,078	36,143
Ajinomoto Co., Inc.	3,147	41,597
Alps Electric Co. Ltd.	1,123	12,183
Amada Co. Ltd.	1,694	17,950
Aoyama Trading Co.	542	16,259
Asahi Breweries Ltd.	1,933	30,943
Asahi Glass Co. Ltd.	4,504	54,121
Asahi Kasei Corp.	6,082	39,812
Asics Corp.	907	11,387
Astellas Pharma, Inc.	2,441	110,969
The Bank of Fukuoka Ltd.	2,993	21,830
The Bank of Kyoto Ltd.	1,817	16,948
The Bank of Yokohama Ltd.	6,067	47,514
Benesse Corp.	434	16,520
Bridgestone Corp.	2,905	64,811
Canon, Inc.	4,700	264,583
Casio Computer Co. Ltd.	1,224	27,770
Central Japan Railway Co.	7	72,350
The Chiba Bank Ltd.	4,086	34,541
Chiyoda Corp.	858	16,799
Chubu Electric Power Co., Inc.	3,072	91,898
Chugai Pharmaceutical Co. Ltd.	1,386	28,592
Citizen Watch Co. Ltd.	2,220	16,994
Credit Saison Co. Ltd.	815	28,079
CSK Holdings Corp.	410	17,502
Dai Nippon Printing Co. Ltd.	3,500	54,057
Daido Steel Co.	1,733	11,519
Daiichi Sankyo Co. Ltd.	3,359	105,000
Daikin Industries Ltd.	1,208	42,024
Daimaru, Inc.	1,340	18,162

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	EAFE INTERNATIONAL INDEX PORTFOLIO

	SHARES	VALUE
Japan - 22.3% (Continued)
Dainippon Ink and Chemicals, Inc.	4,220	$16,454
Dainippon Screen Manufacturing Co. Ltd.	1,302	11,696
Daito Trust Construction Co. Ltd.	355	16,288
Daiwa House Industry Co. Ltd.	2,626	45,677
Daiwa Securities Group, Inc.	6,181	69,339
Denso Corp.	2,349	93,166
Dentsu, Inc.	8	23,461
East Japan Railway Co.	16	106,886
Eisai Co. Ltd.	1,189	65,342
Electric Power Development Co. Ltd.	898	39,541
Elpida Memory, Inc. (a)	460	25,280
Fanuc Ltd.	790	77,802
Fast Retailing Co. Ltd.	250	23,865
Fuji Electric Holdings Co. Ltd.	3,146	17,051
FUJIFILM Holdings Corp.	2,190	89,989
Fujikura Ltd.	1,959	17,235
Fujitsu Ltd.	8,377	65,746
The Furukawa Electric Co.	3,409	21,427
The Gunma Bank Ltd.	2,835	17,033
Hankyu Hanshin Holdings, Inc.	5,686	32,490
Haseko Corp. (a)	3,137	11,229
Hirose Electric Co. Ltd.	200	22,705
Hitachi Chemical Co. Ltd.	617	17,006
Hitachi Construction Machinery Co. Ltd.	460	12,369
Hitachi Ltd.	15,120	94,274
Hokkaido Electric Power Co., Inc.	1,345	34,358
Hokuhoku Financial Group, Inc.	6,200	22,715
Honda Motor Co. Ltd.	7,016	277,091
Hoya Corp.	1,943	75,757
Ibiden Co. Ltd.	686	34,587
Inpex Holdings, Inc. (a)	4	32,873
Isetan Co. Ltd.	1,234	22,294
Ishikawajima-Harima Heavy Industries Co. Ltd.	5,126	17,359
Itochu Techno-Solutions Corp.	199	10,585
Itochu Corp.	6,721	55,178
Japan Real Estate Investment Corp.	3	32,268
Japan Retail Fund Investment Corp.	3	24,453
Japan Steel Works Ltd.	1,483	11,589
Japan Tobacco, Inc.	19	91,803
JFE Holdings, Inc.	2,470	127,231
JGC Corp.	1,010	17,356
The Joyo Bank Ltd.	4,007	22,122
JS Group Corp.	1,434	30,185
JSR Corp.	862	22,310
JTEKT Corp.	1,113	23,615
Kajima Corp.	5,240	22,985
Kamigumi Co. Ltd	2,727	22,319
Kaneka Corp.	1,861	16,952
The Kansai Electric Power Co. Inc.	3,505	94,543
Kao Corp.	2,297	61,958
Kawasaki Heavy Industries Ltd.	6,143	23,074
Kawasaki Kisen Kaisha Ltd.	3,079	24,088
KDDI Corp.	11	74,593
Keio Corp.	4,344	28,107
Keyence Corp.	190	46,959
Kintetsu Corp.	9,383	27,359
Kirin Brewery Co. Ltd.	3,510	55,184
Kobe Steel Ltd.	13,497	46,273

	SHARES	VALUE
Japan - 22.3% (Continued)
Komatsu Ltd.	3,975	$80,666
Konami Corp.	404	12,221
Konica Minolta Holdings, Inc.	2,270	32,046
Kubota Corp.	5,076	47,004
Kuraray Co. Ltd.	1,980	23,360
Kurita Water Industries Ltd.	772	16,672
Kyocera Corp.	746	70,334
Kyushu Electric Power Co., Inc.	1,984	52,349
Lawson, Inc.	490	17,540
LEOPALACE21 Corp.	691	22,065
Makita Corp.	593	18,188
Marubeni Corp.	7,769	39,431
Marui Co. Ltd.	2,257	26,324
Matsushita Electric Industrial Co. Ltd.	8,889	177,399
Mediceo Paltac Holdings Co. Ltd.	911	17,262
Millea Holdings, Inc.	3,293	116,219
Minebea Co.	1,644	11,494
Mitsubishi Chemical Holdings	5,439	34,278
Mitsubishi Electric Corp.	8,741	79,767
Mitsubishi Estate Co. Ltd.	5,274	136,498
Mitsubishi Gas Chemical Co. Ltd.	1,741	18,214
Mitsubishi Heavy Industries Ltd.	14,524	66,026
Mitsubishi Materials Corp.	5,939	22,308
Mitsubishi Rayon Co. Ltd.	3,303	22,204
Mitsubishi UFJ Securities Co. Ltd.	1,539	17,096
Mitsubishi UFJ Financial Group, Inc.	39	481,744
Mitsubishi Corp.	5,925	111,525
Mitsui & Co. Ltd.	7,175	107,319
Mitsui Chemicals, Inc.	3,006	23,138
Mitsui Engineering & Shipbuilding Co.	3,316	10,784
Mitsui Fudosan Co. Ltd.	3,811	93,029
Mitsui Mining & Smelting Co. Ltd.	3,605	18,055
Mitsui OSK Lines Ltd.	4,768	47,037
Mitsui Sumitomo Insurance Co. Ltd.	5,509	60,272
Mitsui Trust Holdings, Inc.	3,129	35,916
Mitsukoshi Ltd.	2,328	10,896
Mizuho Financial Group, Inc.	43	307,130
Murata Manufacturing Co. Ltd.	926	62,639
Namco Bandai Holdings, Inc.	1,150	16,855
NEC Corp.	9,544	45,633
NGK Insulators Ltd.	1,456	22,488
NGK Spark Plug Co. Ltd.	909	17,110
Nidec Corp.	506	39,118
Nikko Cordial Corp.	4,063	46,603
Nikon Corp.	1,350	29,608
Nintendo Co. Ltd.	448	116,325
Nippon Building Fund, Inc.	3	39,830
Nippon Electric Glass Co. Ltd.	1,078	22,646
Nippon Express Co. Ltd.	4,249	23,244
Nippon Meat Packers, Inc.	1,065	11,634
Nippon Mining Holdings, Inc.	3,963	28,506
Nippon Oil Corp.	6,510	43,544
Nippon Paper Group, Inc.	5	18,865
Nippon Sheet Glass Co. Ltd.	2,316	10,859
Nippon Steel Corp.	27,391	157,434
Nippon Telegraph & Telephone Corp.	22	108,332
Nippon Yusen Kabushiki Kaisha	5,496	40,179
The Nishi-Nippon City Bank Ltd.	3,907	16,809

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Japan - 22.3% (Continued)
Nissan Chemical Industries, Ltd.	904	$11,243
Nissan Motor Co. Ltd.	10,094	121,547
Nisshin Steel Co.	4,889	18,158
Nissin Food Products Co. Ltd.	649	24,050
Nitto Denko Corp.	836	41,868
NOK Corp.	632	12,427
Nomura Holdings, Inc.	7,916	149,333
Nomura Research Institute Ltd.	119	17,259
NSK Ltd.	2,481	24,455
NTN Corp.	1,975	17,708
NTT Data Corp.	6	30,049
NTT DoCoMo, Inc.	81	127,961
Obayashi Corp.	3,727	24,178
Odakyu Electric Railway Co. Ltd.	4,384	28,034
OJI Paper Co. Ltd.	4,324	22,963
Olympus Corp.	1,092	34,319
Omron Corp.	1,215	34,509
Onward Kashiyama Co. Ltd.	1,255	16,019
ORIX Corp.	435	125,925
Osaka Gas Co. Ltd.	10,726	39,928
Pioneer Corp.	1,205	16,545
Promise Co. Ltd.	523	16,261
Rakuten, Inc.	35	16,323
Resona Holdings, Inc.	20	54,620
Ricoh Co. Ltd.	3,230	65,954
Rohm Co. Ltd.	534	53,173
Ryohin Keikaku Co. Ltd.	149	11,406
Sankyo Co. Ltd.	321	17,776
Sanyo Electric Co. Ltd. (a)	8,198	10,402
Sapporo Hokuyo Holdings	2	19,327
SBI Holdings, Inc.	50	16,848
Secom Co. Ltd.	975	50,550
Sega Sammy Holdings, Inc.	876	23,629
Seiko Epson Corp.	661	16,080
Sekisui Chemical Co. Ltd.	2,137	17,041
Sekisui House Ltd.	2,431	35,401
Seven & I Holdings Co. Ltd.	3,865	120,167
Sharp Corp.	4,585	78,982
Shimamura Co. Ltd.	149	17,115
Shimizu Corp.	3,438	17,189
Shin-Etsu Chemical Co. Ltd.	1,704	114,120
Shinko Electric Industries Co. Ltd.	437	11,420
Shinko Securities Co. Ltd.	2,930	11,375
Shinsei Bank Ltd.	7,803	45,898
Shionogi & Co. Ltd.	1,418	27,882
Shiseido Co. Ltd.	1,603	34,753
The Shizuoka Bank Ltd.	2,810	27,886
Showa Denko KK	5,784	22,163
Showa Shell Sekiyu KK	1,513	16,935
SMC Corp.	246	34,893
Softbank Corp.	3,226	62,755
Sojitz Corp. (a)	3,592	10,926
Sompo Japan Insurance, Inc.	4,141	50,629
Sony Corp.	4,381	187,749
Stanley Electric Co. Ltd.	837	16,774
Sumco Corp.	217	18,344
Sumitomo Chemical Co. Ltd.	7,396	57,363

	SHARES	VALUE
Japan - 22.3% (Continued)
Sumitomo Electric Industries Ltd.	3,322	$51,922
Sumitomo Heavy Industries Ltd.	2,700	28,360
Sumitomo Metal Industries Ltd.	18,170	78,937
Sumitomo Metal Mining Co. Ltd.	2,610	33,490
Sumitomo Mitsui Financial Group, Inc.	28	287,047
Sumitomo Realty & Development Co. Ltd.	1,767	56,720
Sumitomo Rubber Industries, Inc.	851	10,991
Sumitomo Titanium Corp.	101	11,296
The Sumitomo Trust & Banking Co. Ltd.	6,004	62,964
Sumitomo Corp.	4,974	74,440
Suruga Bank Ltd.	1,316	16,300
Suzuken Co. Ltd.	462	17,392
T&D Holdings, Inc.	1,109	73,340
Taiheiyo Cement Corp.	4,301	16,842
Taisei Corp.	5,861	17,878
Taisho Pharmaceutical Co. Ltd.	1,246	22,668
Takashimaya Co. Ltd.	1,556	21,992
Takeda Pharmaceutical Co. Ltd.	3,965	272,207
Takefuji Corp.	598	23,668
Tanabe Seiyaku Co. Ltd.	1,345	17,575
TDK Corp.	579	46,026
Teijin Ltd.	4,478	27,582
Terumo Corp.	866	34,056
THK Co. Ltd.	684	17,645
Tobu Railway Co. Ltd.	5,750	27,782
Toho Co. Ltd.	928	16,766
Toho Titanium Co. Ltd.	110	5,777
Tohoku Electric Power Co., Inc.	2,077	51,923
Tokuyama Corp.	1,188	18,089
The Tokyo Electric Power Co., Inc.	5,388	174,310
Tokyo Electron Ltd.	742	58,485
Tokyo Gas Co. Ltd.	9,939	52,867
Tokyo Steel Manufacturing Co. Ltd.	764	11,980
Tokyo Tatemono Co. Ltd.	1,542	17,182
Tokyu Land Corp.	1,728	16,292
Tokyu Corp.	5,324	34,090
TonenGeneral Sekiyu KK	2,176	21,558
Toppan Printing Co. Ltd.	3,215	35,499
Toray Industries, Inc.	6,208	46,532
Toshiba Corp.	12,981	84,537
Tosoh Corp.	2,550	11,271
Toto Ltd.	1,729	17,318
Toyo Seikan Kaisha Ltd.	1,030	17,059
Toyota Industries Corp.	896	41,184
Toyota Motor Corp.	12,630	844,795
Toyota Tsusho Corp.	1,078	28,896
Trend Micro, Inc.	576	16,892
Ube Industries Ltd.	5,614	16,134
Uni-Charm Corp.	304	18,060
UNY Co. Ltd.	1,363	17,753
Ushio, Inc.	860	17,669
West Japan Railway Co.	9	38,494
Yahoo Japan Corp.	73	29,076
Yakult Honsha Co.	611	17,559
Yamada Denki Co. Ltd.	432	36,664
Yamaha Motor Co.	957	30,076
Yamaha Corp.	816	17,279

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	EAFE INTERNATIONAL INDEX PORTFOLIO

	SHARES	VALUE
Japan - 22.3% (Continued)
Yamato Holdings Co. Ltd.	1,845	$28,371
Yaskawa Electric Corp.	1,042	12,057
Yokogawa Electric Corp.	1,064	16,871
		13,119,569
Netherlands - 4.9%
ABN AMRO Holding NV	7,689	247,148
Aegon NV	6,386	121,726
Akzo Nobel NV	1,223	74,602
ASML Holding NV (a)	2,268	56,404
Buhrmann NV	798	11,861
Corio NV	297	24,268
Euronext NV	386	45,604
European Aeronautic Defense and Space Co.	1,433	49,371
Fugro NV	366	17,490
Hagemeyer NV (a)	2,280	11,557
Heineken NV	1,062	50,510
ING Groep NV	8,057	357,250
James Hardie Industries NV	2,571	19,503
Koninklijke Ahold NV (a)	7,100	75,541
Koninklijke DSM NV	696	34,389
Koninklijke Philips Electronics NV	5,261	198,412
Mittal Steel Company NV	3,133	132,260
Qiagen NV (a)	761	11,693
Randstad Holding NV	254	17,569
Reed Elsevier NV	3,657	62,370
Rodamco Europe NV	275	36,592
Royal Dutch Shell Plc - Class A	17,038	595,478
Royal KPN NV	8,497	120,801
Royal Numico NV	773	41,581
SBM Offshore NV	679	23,349
STMicroelectronics NV	3,028	56,239
TNT NV	2,025	87,089
Unilever NV	7,430	203,024
Vedior NV	862	17,876
Wereldhave NV	220	29,302
Wolters Kluwer NV	1,415	40,701
		2,871,560
New Zealand - 0.1%
Fletcher Building Ltd.	3,158	24,586
Telecom Corporation of New Zealand Ltd.	12,133	41,545
		66,131
Norway - 0.9%
Acergy SA (a)	907	17,456
Aker Kvaerner ASA	138	17,219
DNB NOR ASA	3,344	47,463
Frontline Ltd.	352	11,347
Norsk Hydro ASA	3,297	102,317
Norske Skogindustrier ASA	1,026	17,689
Orkla ASA	908	51,406
Pan Fish ASA (a)	13,520	12,360
Petroleum Geo - Services (a)	747	17,551
Prosafe ASA	1,200	17,032
SeaDrill Ltd. (a)	981	16,559
Statoil ASA	2,956	78,342
Storebrand ASA	1,327	16,877

	SHARES	VALUE
Norway - 0.9% (Continued)
Tandberg ASA	812	$12,242
Telenor ASA	3,291	61,886
TGS Nopec Geophysical Co. ASA (a)	573	11,855
Yara International ASA	1,073	24,393
		533,994
Portugal - 0.3%
Banco Comercial Portugues SA	11,646	43,045
Electricidade de Portugal SA	9,193	46,599
Portugal Telecom SGPS SA	4,393	57,062
Sonae SGPS SA	5,707	11,376
		158,082
Singapore - 0.9%
CapitaLand Ltd.	7,372	29,800
City Developments Ltd.	2,949	24,419
DBS Group Holdings Ltd.	5,255	77,433
Keppel Corp. Ltd.	3,008	34,517
Oversea-Chinese Banking Corp. Ltd.	14,036	70,466
SembCorp Industries Ltd.	6,853	17,158
Singapore Airlines Ltd.	3,209	36,614
Singapore Exchange Ltd.	6,748	25,078
Singapore Press Holdings Ltd.	14,690	40,993
Singapore Telecommunications Ltd.	28,298	60,516
United Overseas Bank Ltd.	6,164	77,967
Venture Corp. Ltd.	1,880	16,548
		511,509
Spain - 4.0%
Abertis Infraestructuras SA	1,323	39,294
Acciona SA	154	28,684
Acerinox SA	979	29,788
ACS, Actividades de Construccion y Servicios SA	1,102	62,130
Altadis SA	1,297	67,885
Antena 3 de Television SA	453	10,662
Banco Bilbao Vizcaya Argentaria SA	15,674	377,393
Banco Popular Espanol SA	4,086	74,056
Banco Santander Central Hispano SA	26,264	490,229
Cintra Concesiones de Infraestructuras de Transporte SA	1,333	22,347
Corporacion Mapfre SA	3,836	17,318
Ebro Puleva SA	907	22,988
Endesa SA	3,364	159,108
Fadesa Inmobiliaria SA	244	11,321
Fomento de Construcciones y Contratas SA	210	21,401
Gamesa Corporacion Tecnologica SA	842	23,174
Gas Natural SDG SA	958	37,925
Grupo Ferrovial SA	291	28,407
Iberdrola SA	3,483	152,276
Iberia Lineas Aereas de Espana SA	3,100	11,294
Inditex SA	933	50,262
Indra Sistemas SA	928	22,797
Repsol YPF SA	4,014	138,825
Sacyr Vallehermoso SA	435	25,840
Telefonica SA	19,575	416,539
Union Fenosa SA	547	27,077
		2,369,020

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Sweden - 2.5%
Alfa Laval AB	538	$24,283
Assa Abloy AB	1,615	35,150
Atlas Copco AB - A Shares	2,520	84,663
Boliden AB	1,367	35,144
Electrolux AB	1,397	27,957
Elekta AB - Class B	513	10,809
Eniro AB	1,317	17,410
Getinge AB	1,062	23,812
Hennes & Mauritz AB	2,033	102,750
Husqvarna AB - B Shares (a)	1,587	24,804
Kungsleden AB	1,083	16,611
Lundin Petroleum AB (a)	1,071	12,437
Modern Times Group MTG AB - Class B	262	17,222
Nordea Bank AB	8,985	138,464
Oriflame Cosmetics SA	278	11,451
Sandvik AB	4,537	65,941
Scania AB	495	34,779
Securitas AB - Class B	1,973	30,621
Skandinaviska Enskilda Banken AB	2,165	68,783
Skanska AB	1,785	35,200
SKF AB - B Shares	1,953	36,088
SSAB Svenskt Stal AB - Class A	1,026	24,354
Svenska Cellulosa AB - B Shares	905	47,260
Svenska Handelsbanken AB	2,411	72,901
Swedish Match AB	1,537	28,738
Tele2 AB - B Shares	1,641	23,970
Telefonaktiebolaget LM Ericsson - Class B	66,367	268,049
TeliaSonera AB	8,427	69,241
Volvo AB - B Shares	1,414	97,386
		1,486,278
Switzerland - 6.8%
ABB Ltd.	9,450	169,456
Adecco SA	574	39,217
Ciba Specialty Chemicals AG	428	28,469
Clariant AG	1,171	17,539
Compagnie Financiere Richemont AG	2,356	137,280
Credit Suisse Group	5,155	360,660
Geberit AG	19	29,283
Givaudan SA	36	33,326
Holcim Ltd.	940	86,170
Kuehne & Nagel Intl AG	312	22,699
Logitech International SA (a)	785	22,645
Lonza Group AG	193	16,679
Nestle SA	1,790	636,085
Nobel Biocare Holding AG	112	33,113
Novartis AG	10,386	598,782
OC Oerlikon Corp. AG	24	11,867
Phonak Holding AG	222	17,672
PSP Swiss Property AG (a)	504	28,954
Roche Holding AG	3,125	560,371
Schindler Holding AG	276	17,362
Serono SA	25	22,446
SGS SA	25	27,862
Sulzer AG	21	23,904
Swatch Group AG	219	48,392
Swiss Re	1,510	128,384
Swisscom AG	92	34,826

	SHARES	VALUE
Switzerland - 6.8% (Continued)
Syngenta AG	462	$85,954
Synthes, Inc.	237	28,261
UBS AG	8,725	530,231
Zurich Financial Services AG	663	178,469
		3,976,358
United Kingdom - 22.2%
3i Group Plc	2,338	46,208
Aegis Group Plc	4,123	11,302
Aggreko	1,443	12,304
Alliance Boots Plc	3,795	62,231
AMEC Plc	1,318	10,877
Amvescap Plc	3,517	41,042
Anglo American Plc	6,345	309,467
ARM Holdings Plc	7,181	17,681
AstraZeneca Plc	6,991	375,606
Aviva Plc	11,414	183,704
BAE Systems Plc	13,967	116,430
Balfour Beatty Plc	1,994	17,296
Barclays Plc	29,387	420,036
Barratt Developments Plc	1,199	28,993
BBA Aviation Plc	3,093	16,563
Bellway Plc	577	17,443
Berkeley Group Holdings (a)	505	16,918
BG Group Plc	15,123	205,201
BHP Billiton Plc	11,176	204,491
Biffa Plc	1,881	11,307
Bovis Homes Group Plc	532	11,291
BP Plc	88,966	988,550
British Airways Plc (a)	2,840	29,333
British American Tobacco Plc	7,035	196,836
British Land Co.	2,349	78,832
British Sky Broadcasting Group Plc	4,975	50,848
BT Group Plc	35,339	208,617
Bunzl Plc	2,256	27,764
Burberry Group Plc	2,285	28,880
Cable & Wireless Plc	10,548	32,580
Cadbury Schweppes Plc	9,566	102,360
Capita Group Plc	2,861	34,003
Carnival Plc	831	42,109
Carphone Warehouse	1,855	11,405
Cattles Plc	2,138	18,388
Centrica Plc	16,162	112,183
Charter Plc (a)	650	11,518
Close Brothers Group Plc	873	17,375
Cobham Plc	6,366	24,150
Collins Stewart Plc-w/i (a)	970	4,824
Compass Group Plc	9,860	55,987
Cookson Group Plc	940	11,558
Corus Group Plc	3,815	39,631
Csr Plc (a)	874	11,123
Daily Mail & General Trust	1,605	22,532
De La Rue Plc	907	11,446
Diageo Plc	12,238	240,217
DSG International Plc	8,821	33,075
Electrocomponents Plc	2,928	16,812
EMAP Plc	1,414	22,356

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	EAFE INTERNATIONAL INDEX PORTFOLIO

	SHARES	VALUE
United Kingdom - 22.2% (Continued)
EMI Group Plc	3,859	$20,023
Enterprise Inns Plc	1,521	40,294
Fiberweb Plc (a)	1	3
First Choice Holidays Plc	3,134	17,489
FirstGroup Plc	2,069	23,294
Friends Provident Plc	8,159	34,666
Gallaher Group Plc	3,271	73,428
GKN Plc	4,190	22,807
GlaxoSmithKline Plc	25,841	680,013
Group 4 Securicor Plc	6,463	23,790
Hammerson Plc	1,335	41,221
Hanson Plc	3,059	46,149
Hays Plc	7,207	22,472
HBOS Plc	16,833	373,093
Home Retail Group	4,254	34,150
HSBC Holdings Plc	50,742	924,966
ICAP Plc	2,437	22,832
IMI Plc	2,230	22,137
Imperial Chemical Industries Plc	5,254	46,498
Imperial Tobacco Group Plc	3,192	125,623
Inchcape	2,283	22,619
Intercontinental Hotels Group Plc	1,791	44,258
International Power Plc	6,714	50,184
Intertek Group Plc	1,089	17,772
Invensys Plc (a)	4,214	22,708
Investec Plc	1,857	23,979
ITV Plc	18,266	38,089
J Sainsbury Plc	6,456	51,732
Johnson Matthey Plc	1,021	28,167
Kelda Group Plc	1,894	34,340
Kesa Electricals Plc	3,232	21,468
Kingfisher Plc	11,022	51,472
Ladbrokes Plc	3,555	29,109
Land Securities Group Plc	2,123	96,562
Legal & General Group Plc	27,497	84,796
Liberty International Plc	1,298	35,479
Lloyds TSB Group Plc	24,982	279,545
LogicaCMG Plc	6,246	22,747
London Stock Exchange Group	658	16,868
Man Group Plc	8,196	83,889
Marks & Spencer Group Plc	7,390	103,746
Michael Page International Plc	1,976	17,497
Misys Plc	2,669	11,301
Mitchells & Butlers Plc	1,999	27,810
National Express Group Plc	821	18,165
National Grid Plc	11,726	169,211
Next Plc	1,131	39,861
Old Mutual Plc	22,413	76,468
Pearson Plc	3,723	56,239
Persimmon Plc	1,363	40,725
Provident Financial Plc	1,309	17,979
Prudential Plc	10,441	143,001
Punch Taverns Plc	1,178	29,500
Rank Group Plc	3,674	16,815
Reckitt Benckiser Plc	2,702	123,480
Reed Elsevier Plc	6,168	67,691
Rentokil Initial Plc	8,995	29,192

	SHARES	VALUE
United Kingdom - 22.2% (Continued)
Resolution Plc	3,114	$39,113
Reuters Group Plc	6,376	55,585
Rexam Plc	2,692	27,699
Rio Tinto Plc	4,579	243,685
Rolls-Royce Group Plc (a)	8,041	70,497
Royal & Sun Alliance Insurance Group	13,405	40,026
Royal Bank of Scotland Group Plc	14,097	550,101
Royal Dutch Shell Plc - Class B	12,462	436,762
SABMiller Plc	3,950	90,875
Sage Group Plc	5,581	29,614
Scottish & Newcastle Plc	3,630	39,766
Scottish & Southern Energy Plc	3,799	115,592
Scottish Power Plc	6,571	96,241
Serco Group	2,284	17,083
Severn Trent Plc	1,184	34,088
Signet Group Plc	9,756	22,636
Slough Estates Plc	2,312	35,558
Smith & Nephew Plc	4,691	48,956
Smiths Group Plc	2,745	53,290
Stagecoach Group Plc	3,862	11,569
Standard Life Plc (a)	9,036	52,325
Tate & Lyle Plc	2,126	31,990
Taylor Woodrow Plc	2,862	23,886
Tesco Plc	35,534	281,431
Tomkins Plc	4,817	23,178
Travis Perkins Plc	630	24,473
Trinity Mirror Plc	2,328	21,401
Tullett Prebon Plc (a)	1,187	15,107
Unilever Plc	5,394	150,820
United Business Media Plc	1,235	16,757
United Utilities Plc	4,044	61,753
Vodafone Group Plc	228,079	631,903
Whitbread Plc	1,053	34,537
William Hill Plc	1,884	23,313
Wimpey George Plc	2,061	22,538
Wolseley Plc	3,027	73,078
WPP Group Plc	5,469	73,940
Xstrata Plc	2,681	133,858
Yell Group Plc	3,508	39,151
		13,055,270
TOTAL COMMON STOCKS
(Cost $36,244,236)		57,534,639

UNIT INVESTMENT TRUSTS - 2.9%
iShares MSCI EAFE Index Fund	23,638	1,730,774
TOTAL UNIT INVESTMENT TRUSTS
(Cost $1,699,951)		1,730,774

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Henkel KGaA	271	39,923
Porsche AG	37	47,228
ProSiebenSat.1 Media AG	364	11,594
TOTAL PREFERRED STOCKS
(Cost $54,950)		98,745

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
RIGHTS - 0.0%
Dowa Mining Co. Ltd.
Issued by Mizuho International Plc, Exp. 1/29/2010,
Strike $1 (a) (c)	1,805	$757
TOTAL RIGHTS
(Cost $0)		757

SHORT TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
Northern Institutional Diversified Assets Portfolio	393,134	393,134
TOTAL SHORT TERM INVESTMENTS
(Cost $393,134)		393,134
Total Investments (Cost $38,392,271) (b) - 101.7%		59,758,049
Liabilities in Excess of Other Assets - (1.7)%		(1,003,875)
TOTAL NET ASSETS - 100.0%		$58,754,174

ADR	American Depository Receipt

(a)	Non income producing security.

(b)
For federal income tax purposes, cost is $39,001,681 and gross unrealized appreciation and depreciation of securities as of December 31, 2006, was $21,023,093 and $(265,156) respectively, with a net appreciation / (depreciation) of $20,757,937.

(c)	Valued in good faith under procedures adopted by the Board of Directors.

The accompanying notes are in integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS	EAFE INTERNATIONAL INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006
ASSETS
Investments in securities, at value	$59,758,049
Cash denominated in foreign currencies	124
Receivables:
Shares sold	3,944
Securities sold	36,078
Interest and dividends	97,521
Receivable from adviser	2,804
Prepaid expenses and other	15,030
59,913,550
LIABILITIES
Payables:
Investment securities purchased	350,410
Shares redeemed	669,601
Bank overdraft	2,245
Fund accounting fees	39,061
Custodian fees	37,714
Administration fees	24,942
Professional fees	17,062
Royalty fees	10,682
Other accrued expenses	7,659
1,159,376
NET ASSETS*
Paid-in capital	35,758,468
Accumulated undistributed net
investment income / (loss)	807,040
Accumulated net realized gain / (loss)
on investments and foreign
currency translations	821,319
Net unrealized appreciation / (depreciation)
on investments and foreign
currency translations	21,367,347
$58,754,174

Investments at cost	$38,392,271
Cash denominated in foreign currencies at cost	122
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares
Share Class	Net Assets	Outstanding
Class I	$58,754,174	595,535	$98.66

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2006
	Percentage of ordinary distributions designated as
	qualified dividend income	76.78%
	Dividends received deduction for corporate shareholders	0.00%
	Undistributed ordinary income	$1,672,233
	Undistributed long-term gains	$565,536
	Unrealized appreciation	$20,757,937

STATEMENT OF OPERATIONS
For the year ended December 31, 2006

INVESTMENT INCOME
Dividends	$1,506,159
Foreign dividend taxes withheld	(124,811)
1,381,348
EXPENSES
Advisory fees	296,818
Fund accounting fees	132,444
Custodian fees	129,118
Administration fees	53,003
Professional fees	21,388
Royalty fees	18,395
Transfer agent fees	12,828
Directors’ fees	6,720
Shareholder reporting fees	5,235
Other expenses	5,342
681,291
Reimbursements and waivers	(177,761)
503,530
NET INVESTMENT INCOME / (LOSS)	877,818

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments
and foreign currency translations	1,280,245
Net change in unrealized appreciation /
(depreciation) on investments
and foreign currency translations	10,070,223

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	11,350,468

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$12,228,286

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit(1)	and Waivers
0.56%	0.10%	1.25%	$177,761

(1)	The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the portfolio to the extent necessary, to limit all expenses to 0.95% of the average daily net assets of the portfolio until
December 31, 2007.

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO	FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31,
	2006	2005
OPERATIONS
Net investment income / (loss)	$877,818	$878,823
Net realized gain / (loss) on investments and foreign currency translations	1,280,245	1,252,335
Net change in unrealized appreciation / (depreciation) on investments and
foreign currency translations	10,070,223	4,008,365

	12,228,286	6,139,523

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(898,476)	(503,262)
Net realized gain on investments	(1,089,408)	(572,574)

	(1,987,884)	(1,075,836)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	16,521,253	10,937,411
Reinvestment of distributions	1,987,884	1,075,836
Payments for shares redeemed	(14,078,992)	(23,931,568)

	4,430,145	(11,918,321)

NET INCREASE / (DECREASE) IN NET ASSETS	14,670,547	(6,854,634)
NET ASSETS
Beginning of period	44,083,627	50,938,261

End of period	$58,754,174	$44,083,627

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$807,040	$821,482

FUND SHARE TRANSACTIONS
Sold	184,761	145,658
Reinvestment of distributions	23,882	14,523
Redeemed	(150,829)	(307,624)

Net increase / (decrease) from fund share transactions	57,814	(147,443)

TOTAL COST OF PURCHASES OF:
Preferred and Common Stocks	$26,940,948	$36,761,946

	$26,940,948	$36,761,946

TOTAL PROCEEDS FROM SALES OF:
Preferred and Common Stocks	$23,378,114	$48,427,494

	$23,378,114	$48,427,494

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$1,827,354	$855,328
Long-term capital gains	160,530	220,508

	$1,987,884	$1,075,836

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
LEHMAN AGGREGATE BOND INDEX PORTFOLIO

Summit Lehman Aggregate Bond Index Portfolio - Average Annual Total Return
1-Year	3-Year	Since Inception
3.64%	2.92%	2.78%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Portfolio Data

Managers:	Gary R. Rodmaker
Nick J. Kotsonis
Kevin P. Aug
Inception Date:	April 1, 2003
Total Net Assets:	$39.16 Million
Number of Fixed Income Holdings:	93
Average Duration:	4.18 years
Average Maturity:	12.30 years
Average Credit Quality:	Aaa/AAA
30-day SEC Yield:	4.48%

Quality Breakdown

% of portfolio
AAA	76%
AA	1%
A	16%
BBB	7%
Allocations

Sector Allocations

Summit Mutual Funds, Inc. - Pinnacle Series
LEHMAN AGGREGATE BOND INDEX PORTFOLIO

Objective - Seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index (the “Index”).

Strategy - The Summit Pinnacle Lehman Aggregate Bond Index Portfolio (the “Portfolio”) will invest at least 80% of the value of its assets in obligations issued or guaranteed by the U.S. Government, publicly-traded debt securities rated BBB or BAA3 or higher by a national rating agency, or cash and cash equivalents. Up to 20% of the Portfolio’s total assets may be invested in financial futures or options contracts. The Portfolio will not purchase bonds rated below investment grade.

Managers’ Comments:

For the year ended December 31, 2006, the Summit Lehman Aggregate Bond Index Portfolio’s total return was 3.64% (before the impact of any product or contract-level fees). This compares to a 4.33% total return for the Lehman Aggregate Bond Index. The difference of 0.69% is referred to as “tracking error” and is attributed to a number of factors, including the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. Other factors include the fact that the Portfolio is only a sample of the Index verses a complete replication of the Index, the timing and size of cash flows into and out of the Portfolio and related holdings of cash and cash equivalents; and brokers’ commissions or other trading costs, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL HIGHLIGHTS	LEHMAN AGGREGATE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
				Period from
				April 1, 2003(1)
	Year Ended December 31,			to December 31,
	2006	2005	2004	2003
Net asset value, beginning of period	$49.06	$50.13	$49.78	$50.00
INVESTMENT ACTIVITIES:
Net investment income / (loss)	1.97	1.83	1.71(4)	1.32
Net realized and unrealized gains / (losses)	(0.24)	(1.06)	0.03	(0.49)
Total from Investment Activities	1.73	0.77	1.74	0.83

DISTRIBUTIONS:
Net investment income	(1.94)	(1.84)	(1.39)	(1.05)
Total Distributions	(1.94)	(1.84)	(1.39)	(1.05)
Net asset value, end of period	$48.85	$49.06	$50.13	$49.78

Total return	3.64%	1.57%	3.55%	1.70%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(2)	0.59%	0.60%	0.60%	0.60%(3)
Ratio of expenses to average net assets - gross	0.59%	0.63%	0.71%	1.10%(3)
Ratio of net investment income / (loss) to average net assets	3.96%	3.54%	3.26%	2.83%(3)
Portfolio turnover rate	27.93%	15.93%	43.24%	31.94%(3)
	$39,160	$37,657	$32,786	$10,296
Net assets, end of period (000’s)

(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.
(4) Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
LEHMAN AGGREGATE BOND INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006
	PRINCIPAL
	AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 25.7%
U.S. TREASURY NOTES & BONDS
U.S. Treasury Bonds
6.250%, 08/15/2023 (c)	$400,000	$460,406
5.500%, 08/15/2028 (c)	500,000	540,156
5.250%, 11/15/2028 (c)	400,000	419,469
5.250%, 02/15/2029 (c)	725,000	760,344
6.125%, 08/15/2029 (c)	200,000	233,750
U.S. Treasury Notes
2.250%, 02/15/2007 (c)	450,000	450,005
6.250%, 02/15/2007 (c)	450,000	451,963
2.750%, 08/15/2007 (c)	760,000	749,431
6.125%, 08/15/2007 (c)	500,000	503,164
5.500%, 02/15/2008 (c)	650,000	653,606
5.625%, 05/15/2008 (c)	300,000	302,742
3.125%, 10/15/2008 (c)	500,000	485,567
3.375%, 12/15/2008 (c)	196,000	190,817
5.500%, 05/15/2009 (c)	200,000	203,344
6.000%, 08/15/2009 (c)	750,000	772,646
6.500%, 02/15/2010 (c)	600,000	630,305
4.000%, 04/15/2010 (c)	250,000	244,629
5.750%, 08/15/2010 (c)	300,000	310,348
4.250%, 01/15/2011 (c)	950,000	934,266
4.875%, 02/15/2012 (c)	250,000	252,285
4.375%, 08/15/2012 (c)	100,000	98,562
3.875%, 02/15/2013 (c)	150,000	143,561
3.625%, 05/15/2013 (c)	300,000	282,668
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,180,495)		10,074,034

SOVEREIGN GOVERNMENT BONDS - 0.8%
Republic of Italy
2.500%, 07/15/2008	200,000	192,349
New Brunswick
6.750%, 08/15/2013	100,000	109,712
TOTAL SOVEREIGN GOVERNMENT BONDS
(Cost $309,857)		302,061

MORTGAGE BACKED SECURITIES - 36.4%
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2000-WF2, 7.110%, 10/15/2032	175,119	177,270
Series 2003-TOP12, 4.240%, 08/13/2039	350,000	338,665
Series 2004-PWR5, 4.254%, 07/11/2042	580,000	565,307
Fannie Mae
Pool #615009, 5.000%, 12/01/2016	1,406,252	1,387,674
Fannie Mae Pool
Pool #639917, 5.000%, 11/01/2017	198,387	195,648
Pool #727360, 5.500%, 08/01/2018	488,159	489,091
Pool #828624, 5.000%, 06/01/2020	660,697	649,534
Pool #211487, 6.500%, 04/01/2023	69,654	72,009
Pool #653650, 6.500%, 08/01/2032	465,212	473,746
Pool #555591, 5.500%, 07/01/2033	755,582	747,880
Pool #722267, 5.500%, 07/01/2033	889,881	880,810
Pool #732114, 6.000%, 08/01/2033	188,105	189,691
Pool #357457, 5.500%, 11/01/2033	860,558	851,786
Pool #801322, 5.000%, 10/01/2034	1,179,079	1,139,780

	PRINCIPAL
	AMOUNT	VALUE
MORTGAGE BACKED SECURITIES - 36.4% (Continued)
Freddie Mac
Pool #G1-1798, 5.000%, 11/01/2020	$858,034	$843,035
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	1,306,216	1,286,192
Pool #E9-9160, 4.500%, 09/01/2018	503,446	486,385
Pool #C7-6658, 5.000%, 02/01/2033	1,130,172	1,092,410
Pool #G0-8146, 6.000%, 08/01/2036	1,163,773	1,172,380
Ginnie Mae Pool
Pool #003583M, 5.500%, 07/20/2034	974,249	967,734
J.P. Morgan Chase Commercial Mortgage Backed
Security Corp.
Series 2001-C1, 5.464%, 10/12/2035	231,228	230,853
TOTAL MORTGAGE BACKED SECURITIES
(Cost $14,584,389)		14,237,880

ASSET BACKED SECURITIES - 0.5%
Residential Asset Securities Corp.
Series 2003-KS4, 4.610%, 06/25/2033	183,126	180,163
TOTAL ASSET BACKED SECURITIES
(Cost $180,986)		180,163

U.S. GOVERNMENT AGENCY ISSUES - 9.2%
Federal Farm Credit Bank
4.250%, 02/01/2012	750,000	725,663
Federal Home Loan Mortgage Corp.
5.750%, 03/15/2009	200,000	203,079
7.000%, 03/15/2010	1,300,000	1,378,404
Federal National Mortgage Association
5.050%, 02/07/2011	1,300,000	1,305,556
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $3,620,917)		3,612,702

CORPORATE BONDS - 21.1%
Consumer Discretionary - 1.7%
Cintas Corp No. 2
5.125%, 06/01/2007	68,000	67,910
EW Scripps Co.
5.750%, 07/15/2012	180,000	181,272
Johnson Controls, Inc.
5.250%, 01/15/2011	200,000	198,423
TCI Communications, Inc.
8.750%, 08/01/2015	100,000	118,279
Thomson Corp.
6.200%, 01/05/2012	100,000	102,919
		668,803
Consumer Staples - 1.5%
Campbell Soup Co.
5.875%, 10/01/2008 (c)	230,000	231,833
Cargill Inc.
5.000%, 11/15/2013 (a) (c)	250,000	243,646
Diageo Capital PLC
3.375%, 03/20/2008 (c)	136,000	132,824
		608,303

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS	LEHMAN AGGREGATE BOND INDEX PORTFOLIO

Energy - 2.8%	PRINCIPAL
Colonial Pipeline Co.	AMOUNT	VALUE
7.750%, 11/01/2010 (a)	$375,000	$406,317
6.580%, 08/28/2032 (a)	100,000	110,407
Conoco Funding Co.
6.350%, 10/15/2011	80,000	83,636
Devon Financing Corp ULC
6.875%, 09/30/2011	280,000	296,077
Public Service North Carolina, Inc.
6.625%, 02/15/2011	180,000	187,992
		1,084,429
Financials - 3.7%
American General Finance Corp.
5.375%, 09/01/2009	210,000	210,354
Archstone-Smith Operating Trust
5.250%, 05/01/2015	250,000	245,294
Camden Property Trust
5.875%, 11/30/2012	100,000	101,400
Citigroup Capital II
7.750%, 12/01/2036	100,000	103,402
General Electric Capital Corp.
6.125%, 02/22/2011	250,000	258,426
Key Bank National Association
5.000%, 07/17/2007 (c)	185,000	184,446
Progressive Corp.
6.375%, 01/15/2012	165,000	172,198
TIAA Global Markets, Inc.
4.125%, 11/15/2007 (a)	180,000	178,048
		1,453,568
Health Care - 1.5%
Amgen, Inc.
6.500%, 12/01/2007	180,000	181,199
C.R. Bard, Inc.
6.700%, 12/01/2026	250,000	266,584
Eli Lilly & Co.
2.900%, 03/15/2008	100,000	97,338
Pharmacia Corp.
5.875%, 12/01/2008 (e)	50,000	50,527
		595,648
Industrials - 4.4%
Chevron Phillips Chemical Company LLC
7.000%, 03/15/2011	200,000	209,942
CSX Corp.
4.875%, 11/01/2009	180,000	178,026
Eaton Corp.
5.750%, 07/15/2012	439,000	445,434
Emerson Electric Co.
4.750%, 10/15/2015 (c)	200,000	190,854
Honeywell International, Inc.
7.500%, 03/01/2010	108,000	115,160

	PRINCIPAL
	AMOUNT	VALUE
Industrials - 4.4% (Continued)
Masco Corp.
5.875%, 07/15/2012	$180,000	$180,199
Pitney Bowes, Inc.
4.625%, 10/01/2012 (c)	180,000	173,394
United Technologies Corp.
4.375%, 05/01/2010	250,000	244,211
		1,737,220
Information Technology - 1.3%
Cisco Systems, Inc.
5.250%, 02/22/2011	250,000	250,627
Oracle Corp / Ozark Holdings, Inc.
5.250%, 01/15/2016	250,000	244,724
		495,351
Materials - 2.4%
Alcoa, Inc.
6.500%, 06/01/2011	200,000	208,755
Westvaco Corp.
7.950%, 02/15/2031 (c)	500,000	547,438
Weyerhaeuser Co.
7.500%, 03/01/2013	180,000	193,053
		949,246
Telecommunication Services - 1.2%
GTE Corp.
7.510%, 04/01/2009	180,000	187,729
6.940%, 04/15/2028	80,000	83,874
Sprint Capital Corp.
6.875%, 11/15/2028	180,000	180,181
		451,784
Utilities - 0.6%
Exelon Generation Co. LLC
5.350%, 01/15/2014	230,000	225,283
TOTAL CORPORATE BONDS
(Cost $8,547,206)		8,269,635

	SHARES	VALUE
UNIT INVESTMENT TRUSTS - 2.9%
iShares Lehman Aggregate Bond Fund	11,490	$1,145,553
TOTAL UNIT INVESTMENT TRUSTS
(Cost $1,142,933)		1,145,553

SHORT TERM INVESTMENTS - 1.1%
Northern Institutional Diversified Assets Portfolio	434,860	434,860
TOTAL SHORT TERM INVESTMENTS
(Cost $434,860)		434,860
Total Investments (Cost $39,001,643) (b) - 97.7%		38,256,888
Northern Institutional Liquid Assets Portfolio (d) - 19.9%		7,779,519
Liabilities in Excess of Other Assets - (17.6)%		(6,875,960)
TOTAL NET ASSETS - 100.0%		$39,160,447

(a)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)
For federal income tax purposes, cost is $39,008,254 and gross unrealized appreciation and depreciation of securities as of December 31, 2006 was $65,634 and ($817,000), respectively, with a net appreciation / (depreciation) of ($751,366).

(c)	All or a portion of this security is out on loan.

(d)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $10,913,524, $7,779,519, and $4,040,224, respectively.

(e)	Variable rate security.

The accompanying notes are in integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
LEHMAN AGGREGATE BOND INDEX PORTFOLIO	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006

ASSETS
Investments in securities, at value	$38,256,888
Collateral for securities loaned,
at fair value	7,779,519
Receivables:
Shares sold	65,908
Securities matured	500,000
Interest and dividends	457,297
Prepaid expenses and other	1,378
47,060,990
LIABILITIES
Payables:
Payable upon return of securities loaned	7,779,519
Shares redeemed	74,480
Professional fees	14,566
Advisory fees	12,933
Fund accounting fees	8,545
Administration fees	4,090
Custodian fees	973
Other accrued expenses	5,437
7,900,543
NET ASSETS*
Paid-in capital	40,106,808
Accumulated undistributed net investment
income / (loss)	237,576
Accumulated net realized gain / (loss)
on investments	(439,182)
Net unrealized appreciation / (depreciation)
on investments	(744,755)
$39,160,447
Investments at cost	$39,001,643
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares
Share Class	Net Assets	Outstanding
Class I	$39,160,447	801,619	$48.85

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2006
	Percentage of ordinary distributions designated as
	qualified dividend income				1.23%
	Dividends received deduction for corporate shareholders				1.23%
	Undistributed ordinary income				$237,576
	Post October capital loss carryforward				$(16,691)
	Capital Loss Carryforward Expiring December 31:
	2011	2012	2013	2014
	$(65,139)	$(58,001)	$(75,489)	$(217,251)

STATEMENT OF OPERATIONS
For the year ended December 31, 2006

INVESTMENT INCOME
Interest	$1,692,602
Dividends	43,885
Other income	4,860
1,741,347
EXPENSES
Advisory fees	114,804
Administration fees	38,268
Fund accounting fees	28,878
Professional fees	18,253
Transfer agent fees	12,263
Directors’ fees	4,731
Custodian fees	3,317
Shareholder reporting fees	2,860
Other expenses	3,621
226,995
NET INVESTMENT INCOME / (LOSS)	1,514,352

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	(200,587)
Net change in unrealized appreciation /
(depreciation) on investments	59,639

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	(140,948)

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,373,404

TRANSACTIONS WITH AFFILIATES:
	Percent of Current
	Net Asset Value
Advisory	Administration	Expense
Fee	Fee	Limit
0.30%	0.10%	0.60%

The accompanying notes are in integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS	LEHMAN AGGREGATE BOND INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31,
	2006	2005
OPERATIONS
Net investment income / (loss)	$1,514,352	$1,253,198
Net realized gain / (loss) on investments	(200,587)	(4,812)
Net change in unrealized appreciation / (depreciation) on investments	59,639	(709,227)

	1,373,404	539,159

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(1,523,171)	(1,307,757)

	(1,523,171)	(1,307,757)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	7,341,409	9,717,357
Reinvestment of distributions	1,523,171	1,307,757
Payments for shares redeemed	(7,211,808)	(5,384,783)

	1,652,772	5,640,331

NET INCREASE / (DECREASE) IN NET ASSETS	1,503,005	4,871,733
NET ASSETS
Beginning of period	37,657,442	32,785,709

End of period	$39,160,447	$37,657,442

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$237,576	$206,429

FUND SHARE TRANSACTIONS
Sold	151,422	195,641
Reinvestment of distributions	31,573	26,556
Redeemed	(149,030)	(108,502)

Net increase / (decrease) from fund share transactions	33,965	113,695

TOTAL COST OF PURCHASES OF:
Common Stocks	$2,937,541	$452,975
U.S. Government Securities	7,459,902	6,515,096
Corporate Bonds	1,561,740	3,827,955

	$11,959,183	$10,796,026

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$2,454,252	$453,506
U.S. Government Securities	6,156,872	4,087,576
Corporate Bonds	1,773,733	897,636

	$10,384,857	$5,438,718

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$1,523,171	$1,307,757

	$1,523,171	$1,307,757

The accompanying notes are in integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
NOTES TO FINANCIAL STATEMENTS

December 31, 2006

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc., (“Summit Mutual Funds”), is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. Summit Mutual Funds offers the Pinnacle Series and the Apex Series. The shares of the Pinnacle Series (the “Series”) are sold to insurance companies and their separate accounts to fund the benefits under certain variable insurance products. The results of the Series presented exclude the additional fees and expenses of variable annuity or variable life insurance contracts. The Series’ shares are offered in fourteen different portfolios: Zenith Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, EAFE International Index Portfolio, Lehman Aggregate Bond Index Portfolio, Inflation Protected Plus Portfolio, Lifestyle ETF Market Strategy Target Portfolio, Lifestyle ETF Market Strategy Conservative Portfolio, Lifestyle ETF Market Strategy Aggressive Portfolio, and Natural Resources Portfolio (individually a “Portfolio”, collectively the “Portfolios”). The Zenith Portfolio seeks long-term appreciation of capital by investing primarily in common stocks and other equity securities. The Bond Portfolio seeks a high level of current income as is consistent with reasonable investment risk by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, and EAFE International Index Portfolio seek investment results that correspond to the total return performance of common stocks as represented by their respective index. The Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment-grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Lehman Aggregate Bond Index Portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index. The Inflation Protected Plus Portfolio seeks to maximize real levels of current income consistent with reasonable investment risk, by investing primarily in inflation-indexed, fixed-income securities. The Lifestyle ETF Market Strategy Target Portfolio seeks primarily to provide capital growth and, secondarily, investment income by investing primarily in a portfolio of various exchange traded funds, (“ETFs”), representing different market exposures. The Lifestyle ETF Market Strategy Conservative Portfolio seeks primarily to provide capital growth and, secondarily, investment income, while managing risk levels to a more conservative level as compared to the Lifestyle ETF Market Strategy Target Portfolio, by investing primarily in a portfolio of various ETFs representing different market exposures. The Lifestyle ETF Market Strategy Aggressive Portfolio seeks primarily to provide capital growth and, secondarily, investment income, while managing risk levels to a more aggressive level as compared to the Lifestyle ETF Market Strategy Target Portfolio, by investing primarily in a portfolio of ETFs representing different market exposures. The Natural Resources Portfolio seeks primarily to provide capital growth, consistent with appropriate risk levels, by investing primarily in a portfolio of various ETFs and exchange traded notes representing different natural resources exposures. The results of the Portfolio(s) for your investment product are included herein.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation - Securities held in each Portfolio, except for money market instruments maturing in 60 days or less, are valued as follows: Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ Global Market or NASDAQ Global Select Market, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Alternatively, NASDAQ listed securities may be valued on the basis of the NASDAQ Official Closing Price. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Examples of valuation bases and factors used to determine securities’ fair value include: a multiple of earnings, a discounted value from freely-traded similar securities, relative yield to maturity calculations, market values for similar securities, utilization of the fair value information service of FT Interactive Data, or a combination of these or other methods. Additionally, general market risk, and credit, yield and other risks particular to a given issue and other factors are considered. Money market instruments with a remaining maturity of 60 days or less held in each Portfolio are valued at amortized cost which approximates market value.

Summit Mutual Funds, Inc. - Pinnacle Series
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities transactions and investment income - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income.

Federal taxes - It is the intent of Summit Mutual Funds to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Regulated investment companies, owned by the segregated asset accounts of a life insurance company and held in connection with variable insurance products, are exempt from excise tax on undistributed income. Therefore, no provision for income or excise taxes has been recorded.

Distributions - Distributions from net investment income in all fixed income Portfolios generally are declared and paid quarterly. Equity Portfolios generally declare and pay dividends annually. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Portfolio at the net asset value per share.

The amount of distributions is determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles in the United States of America. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. The book/tax differences are primarily related to the tax deferral of losses on wash sales, Section 1256 Mark to Market, paydowns on mortgage-backed securities, post-October capital losses, and partnership adjustments. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Expenses - Allocable expenses of Summit Mutual Funds are charged to each Portfolio based on the ratio of the net assets of each Portfolio to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Portfolio based on specific identification.

Foreign Currency - Summit Mutual Funds’ accounting records are maintained in U.S. dollars. All Portfolios may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in, or expected to settle in foreign currencies, are translated into U.S. dollars at the spot rate at the close of the New York Currency Market. Summit Mutual Funds does not isolate the portion of operational results relating to changes in foreign exchange rates on investments from underlying market price fluctuations. All such results are included in net realized and unrealized gain or loss for investments.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies. Such risks include the level of governmental supervision and regulations of foreign securities markets and the possibility of political and economic instability.

Futures Contracts - The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, and EAFE International Index Portfolio (collectively, the “Index Portfolios”) as well as the Lifestyle ETF Market Strategy Target Portfolio, Lifestyle ETF Market Strategy Conservative Portfolio, Lifestyle ETF Market Strategy Aggressive Portfolio, and Natural Resources Portfolio (collectively, the “ETF Portfolios”) and Inflation Protected Plus Portfolio, may enter into futures contracts that relate to securities in which it may directly invest and indices composed of such securities and may purchase and write call and put options on such contracts. The Index Portfolios, ETF Portfolios, and Inflation Protected Plus Portfolio may invest up to 20% of their assets in such futures and/or options, except that until an Index Portfolio reaches $25 million (or $50 million in the case of the Nasdaq-100 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, and the EAFE International Index Portfolio), it may invest up to 100% in such futures and/or options. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When a Portfolio enters into a futures contract, it is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms of the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise

Summit Mutual Funds, Inc. - Pinnacle Series
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (continued)

closed, at which time the gain or loss is realized. The Index Portfolios invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. A potential risk to the Index Portfolios is that the change in the value of the underlying securities may not correlate to the value of the contracts.

Portfolio Securities Lending- The Portfolios currently lend their securities to approved borrowers to earn additional income and receive cash and/or securities as collateral to secure the loans. Income from securities lending is included in “Other Income” on the Statement of Operations. Collateral is maintained at not less than 100% of the current market value of loaned securities. Although the risk of lending is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return them. In addition to cash collateral, the Portfolios may accept noncash collateral consisting of government securities and irrevocable letters of credit from domestically domiciled banks.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

Investment Advisory fees - Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the “Adviser”) under terms of an Investment Advisory Agreement (the “Agreement”). Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds. Summit Mutual Funds pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis.

Approval of Advisory Contract (unaudited) - At its November 14, 2006 meeting, the Board of Directors reviewed in detail written materials related to the proposed continuation of the Portfolios’ investment advisory contracts and the investment sub-advisory contract applicable to the EAFE International Index Portfolio for a one-year period. Following their review and consideration, the Directors determined that the investment advisory contracts and the sub-advisory contract will enable shareholders of each Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board of Directors, including the Independent Directors, unanimously approved the renewal of each investment advisory contract and the sub-advisory contract. In reaching their decision, the Directors requested and obtained from the Adviser and the investment sub-adviser such information as they deemed reasonably necessary to evaluate the proposed continuation of the contracts. The Directors also carefully considered the information that they had received throughout the year from the Adviser and the investment sub-adviser as part of their regular oversight of the Portfolios, as well as: comparative fee, expense and performance information prepared using data from Lipper Inc. (“Lipper”), independent providers of mutual fund performance, fee and expense information; and profitability data. In considering the proposed continuation of the investment advisory contracts and the investment sub-advisory contract, the Directors evaluated a number of considerations that they believed, in light of the legal advice furnished to them by legal counsel to the Portfolios and the Independent Directors and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

•
The nature, extent and quality if the advisory services provided. The Board concluded that the Adviser (and sub-adviser, with respect to the EAFE International Index Portfolio) provides high quality services to each Portfolio, as indicated by the nature and quality of services provided in the past, each Portfolio’s competitive investment performance, the high level of correlation of the Index Portfolios to their benchmarks, the compliance track record of the Portfolios, the integrity, capability and professional experience of the Adviser’s personnel, and the Adviser’s (and sub-adviser’s) financial resources. The Board concluded that the Adviser and the sub-adviser provides all facilities and services reasonably necessary to analyze, execute and maintain investments that are consistent with the Portfolios’ objectives, restrictions and limitations. The Board also determined that the Adviser (and sub-adviser) proposed to provide investment and related services that were of the same quality and quantity as services provided to the Portfolios in the past, and that these services are appropriate in scope and extent in light of the Portfolios’ operations, the competitive landscape of the investment company business and investor needs.

•
The investment performance of the Portfolios. With respect to each Portfolio, the Board determined that the Adviser (and subadviser, if relevant) has achieved competitive or superior investment performance relative to its benchmark index and comparable portfolios (as determined using Lipper data) over most measurement periods. In this regard, the Board determined that the Index Portfolios achieved the correlation expressed in the Portfolios’ prospectus. On the basis of the Directors’ assessment of the nature, extent and quality of services to be provided, the Directors concluded that the Adviser and sub-adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolios’ investment objectives and strategies, and competitive with many other investment companies.

Summit Mutual Funds, Inc. - Pinnacle Series
NOTES TO FINANCIAL STATEMENTS

NOTE 2 - TRANSACTIONS WITH AFFILIATES (continued)

•
The cost of advisory services provided and the level of profitability. The Board examined the investment advisory fees charged to each Portfolio, and noted that the Adviser charges 0.10% for administrative services. The Directors also reviewed the Adviser’s pre-tax operating income, gross revenues, margin (before and after dividends) for 2005 and the first three quarters of 2006, as well as other financial information relevant to an assessment of the Portfolios’ financial relationship with the Adviser and sub-adviser. On the basis of this information, the Board concluded that, with respect to each Portfolio, the level of investment advisory fees (and sub-advisory fees, if relevant) and fund administration fees is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between each Portfolio and the Adviser and its affiliates. Further, on the basis of comparative information supplied by Lipper, the Board determined that the advisory fees and overall expense ratio of each Portfolio were favorable to or consistent with industry averages.

•
Whether the advisory fees reflect economies of scale. The Board determined that the Portfolios have yet to achieve meaningful economies of scale, which, therefore, cannot be reflected in the advisory fees. The Board concluded that the advisory fees reflect the current economic environment for the Adviser and the competitive nature of the mutual fund market. The Directors also noted that Portfolio expenses are managed by the use of fee caps and waivers, as certain of the Portfolios are small and have not reached the size necessary to provide the Adviser its full fee.

•
The extent to which economies of scale will be realized as the Portfolios grow. While the advisory fees do not reduce should Portfolio assets grow meaningfully, the Board determined that the advisory fees payable under the advisory arrangements already reflect potential future economies of scale to some extent by virtue of their competitive levels and the Adviser’s profitability at current or foreseeable asset levels. The Board also concluded that it would have the opportunity to periodically re-examine whether a Portfolio had achieved economies of scale, and the appropriateness of advisory fees payable to the Adviser and the subadviser, in the future.

•
Benefits (such as soft dollars) to the Adviser or the Sub-Adviser from their relationships with the Portfolios (and any corresponding benefits to the Portfolios). The Board determined that other benefits derived by the Adviser and the sub-adviser from its relationship with the Portfolios are reasonable and fair, and are consistent with industry practice and the best interest of the Portfolios and their shareholders. In this regard, the Directors noted that fixed income and index trading provide limited opportunities for soft dollars. In addition, the Directors determined that the fund administration fees paid by the Portfolios to the Adviser are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs of providing the services, the impact of the fees on the Portfolios’ overall operating expenses, and the necessity of the services for the Portfolios’ operations.

•
Other Considerations: In approving the continuation of the investment advisory arrangements, the Board also considered the high quality of existing portfolio management personnel, who will continue to manage the Portfolios, and the Adviser’s overall portfolio management capabilities. The Board determined that the Adviser has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Portfolios in a professional manner that is consistent with the best interests of the Portfolios and their shareholders. The Board also concluded that the Adviser has made a significant entrepreneurial commitment to the management and success of the Portfolios, including expense limitation undertakings, which could entail a substantial financial and professional commitment to the successful operation of the Portfolios.

Administration fees - The Portfolios have also entered into an Administrative Services Agreement with the Adviser in which the Adviser, at its expense, maintains certain of the Portfolios’ books and records and furnishes such office space, facilities, equipment, and clerical help as the Portfolios may reasonably require in the conduct of business. In addition, the Adviser pays for the services of all executive, administrative, clerical, and other personnel, including officers of the Portfolios, who are employees of Union Central. Expenses not expressly assumed by the Adviser under the Agreement will be paid by the Portfolios. A separate administrative service fee of 0.10% of average daily net assets on an annual basis will be imposed for these services.

Summit Mutual Funds, Inc. - Pinnacle Series
NOTES TO FINANCIAL STATEMENTS

NOTE 2 - TRANSACTIONS WITH AFFILIATES (continued)

Directors’ fees - Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director’s deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Scudder Money Market Fund.

Other - The Adviser is a wholly-owned subsidiary of The Union Central Life Insurance Company (“Union Central”). On January 1, 2006, Union Central converted from an Ohio mutual life insurance company to an Ohio stock life insurance company subsidiary of a new Ohio mutual insurance holding company. The newly formed Ohio mutual insurance holding company immediately merged with and into Ameritas Acacia Mutual Holding Company, a Nebraska mutual insurance holding company, pursuant to an Agreement and Plan of Merger dated January 28, 2005. Upon consummation of the merger, Ameritas Acacia Mutual Holding Company changed its name to UNIFI Mutual Holding Company, and Union Central became an indirect subsidiary of UNIFI Mutual Holding Company. Subject to the direction and authority of Summit Mutual Funds’ Board of Directors, the Adviser manages the investment and reinvestment of the assets of each Portfolio and provides administrative services and manages Summit Mutual Funds’ business affairs.

NOTE 3 - MULTIPLE CLASSES OF SHARES

On October 4, 2005, the Russell 2000 Small Cap Index Portfolio began offering a second class of shares (Class F). The Class F shares are subject to a Distribution and Shareholder Service Plan (“12b-1 Plan”), which was approved by the Funds’ Board of Directors effective August 15, 2005. The 12b-1 Plan provides that the Series’ Distributor, Ameritas Investment Corp., an affiliate of the advisor, shall receive a fee out of assets attributable to Class F shares for payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/dealers and other institutions for distribution assistance and/or shareholder services in connection with the Class F shares. The fee shall be in an amount not to exceed on an annual basis 0.20% of the average daily net assets attributable to Class F shares. Since the fee is paid out of the assets attributable to Class F shares on an ongoing basis, over time the fee will increase the cost and reduce the return of an investment.

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects, except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required. Income, non-class specific expenses, and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

NOTE 4 - FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes,” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

In September 2006, the Financial Accounting Standards Board issued its new Standard No. 157, “Fair Value Measurements,” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Summit Mutual Funds, Inc. - Pinnacle Series
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Summit Mutual Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Summit Mutual Funds, Inc. - Pinnacle Series (the “Funds”), including the Zenith Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, EAFE International Index Portfolio, and Lehman Aggregate Bond Index Portfolio, as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds constituting Summit Mutual Funds, Inc. - Pinnacle Series as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
February 9, 2007

Summit Mutual Funds, Inc. - Pinnacle Series
MANAGEMENT OF THE FUND

Directors and Officers
Independent Directors
Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	with the	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Age and Address(1)	Fund	Time Served	During Past Five Years	Director	Director

Theodore H. Emmerich	Director	Indefinite Term	Consultant	21	American Financial
(80)	and Chairman	Director since			Group
1987

Yvonne L. Gray	Director	Indefinite Term	Executive Vice President/COO, United Way	21
(55)		Director	of Greater Cincinnati (Social Services
		since 1999	Provider); prior thereto, Vice President /
Trust Operations Officer, Fifth Third Bank;
former Audit Manager, Price Waterhouse
(Accounting Firm)

Michael K. Keating	Director	Indefinite Term	Managing Director, Keating Vollmer	21
(51)		Director	& Co. LLC (Private Equity Investment Firm)
since 2005

David C. Phillips	Director	Indefinite Term	Co-Founder, Cincinnati Works Inc.	21	Meridian
(68)		Director	(Job Placement); prior thereto, Chief		Bioscience, Inc.;
		since 2001	Executive Officer, Downtown Cincinnati		Cintas, Inc.
Inc. (Economic Revitalization of Cincinnati)

Mary W. Sullivan	Director	Indefinite Term	Attorney, Peck, Shaffer & Williams	21	Franklin Savings
(50)		Director	LLP (Law Firm)		and Loan Co.; First
		since 2001			Franklin Corporation
Interested Director and Officers
Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	with the	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Age and Address(1)	Fund	Time Served	During Past Five Years	Director	Director

Steven R. Sutermeister*	Director,	Indefinite Term	Senior Vice President, Union Central;	21	Summit Investment
(52)	President and	Director	President and Chief Executive Officer,		Partners, Inc.; Union
	Chief Executive	since 1999	Adviser.		Central Mortgage
	Officer				Funding, Inc.

John F. Labmeier	Vice President	Indefinite Term	Vice President, Associate General	NA	NA
1876 Waycross Rd	and Secretary	Officer	Counsel and Assistant Secretary,
Cincinnati, OH 45240.		since 1990	Union Central; Vice President and
(57)			Secretary, Carillon Investments, Inc.;
Secretary, Adviser

Thomas G. Knipper	Vice President,	Indefinite Term	Chief Compliance Officer and	NA	NA
(49)	Controller and	Officer	Treasurer, Adviser
	Chief Compliance	since 1995
Officer

Gerald Q. Herbert	Treasurer	Indefinite Term	Director of Finance and Accounting,	NA	NA
(40)		Officer	Adviser; prior thereto, Controller,
		since 2005	General Factory Supplies Co.

John M. Lucas	Assistant	Indefinite Term	Second Vice President, Counsel and	NA	NA
1876 Waycross Rd.	Secretary	Officer	Assistant Secretary, Union Central
Cincinnati, OH 45240		since 1990
(55)

(1)	Except as otherwise indicated, the business of each listed person is 312 Walnut St., Ste. 2500, Cincinnati, OH 45202
*	Mr. Sutermeister may be considered to be an “interested person” of the Fund (within the meaning of the Investment Company Act of 1940) because of his affiliation with the Adviser.
Note - The Statement of Additional Information includes additional information about fund directors and is available without charge, upon request, by calling 1-877-546-FUND.

(This page intentionally left blank)

(This page intentionally left blank)

The Summit Pinnacle Series are distributed to insurance company separate accounts and are available in variable annuity and variable universal life insurance products. Summit Pinnacle Series is distributed by Ameritas Investment Corp. Lincoln, Nebraska, Member SIPC. The Pinnacle Series consist of the following Portfolios:

Fixed Income & Balanced Index Funds
Balanced Index Portfolio
Lehman Aggregate Bond Index Portfolio
Inflation Protected Plus Portfolio

Managed Funds
Zenith Portfolio
Bond Portfolio
Lifestyle ETF Market Strategy Target Portfolio
Lifestyle ETF Market Strategy Conservative Portfolio
Lifestyle ETF Market Strategy Aggressive Portfolio
Natural Resources Portfolio

The Summit Apex Series are a family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including risks, charges and expenses, call 888-259-7565 for a prospectus. Please read the prospectus carefully before you invest or send money. Summit Apex Series are distributed by Quasar Distributors, LLC. Milwaukee, Wisconsin. The Apex Series consist of the following Funds:

Equity Index Funds
Nasdaq-100 Index Fund

Managed Funds
Everest Fund
Bond Fund
Short-term Government Fund
High Yield Bond Fund
Large Cap Growth Fund

Money Market Funds
Money Market Fund

Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.

SUMMIT MUTUAL FUNDS

SMFI 231PINNACLE 12/06

Summit
Mutual
Funds

Annual Report

Summit Pinnacle Series

December 31, 2006

SUMMIT MUTUAL FUNDS

Summit Mutual Funds, Inc. - Pinnacle Series
ANNUAL REPORT - TABLE OF CONTENTS

Financial Statements:
Inflation Protected Plus Portfolio	1
Lifestyle ETF Market Strategy Target Portfolio	6
Lifestyle ETF Market Strategy Conservative Portfolio	11
Lifestyle ETF Market Strategy Aggressive Portfolio	16
Natural Resources	21

Notes to Financial Statements	26
Report of Independent Registered Public Accounting Firm	30

Important Considerations about Investing in Summit Mutual Funds

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolios voted portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-546-FUND, or on the Portfolios' website at www.summitfunds.com, or on t h e Securities and Exchange Commission's website at www.sec.gov.

The Portfolios file a complete Schedule of Investments in Securities with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Q is available on the SEC’s website at www.sec.gov. The Portfolios’ Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Mutual fund investing involves risk. Principal loss is possible.

This report has been prepared for the information of Contract owners and is not authorized for distribution to prospective purchasers of contracts unless it is preceded or accompanied by an effective prospectus for Summit Mutual Funds, Inc.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL HIGHLIGHTS

Inflation Protected Plus
Portfolio

Period Ended December 31,
2006 (1)
Net asset value, beginning of period	$50.00

I NV ESTMENT ACTIVITIES:
Net investment income / (loss)	-
Net realized and unrealized gains / (losses)	0.09
Total from Investment Activities	0.09

DISTRIBUTIONS:
Net investment income	-
Net realized gains	-
Total Distributions	-

Net asset value, end of period	$50.09
Total return	0.18%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net 2) (	0.75%(3)
Ratio of expenses to average net assets - gross	33.70%(3)
Ratio of net investment income / (loss) to average net assets	(2.28%) (3)
Portfolio turnover rate	0.00%
Net assets, end of period (000's)	$1,002

1) (	Portfolio commenced operations on December 28, 2006.
2) (	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
3) (	Annualized.

The accompanying notes are an integral part of the financi al statements.

1

Summit Mutual Funds, Inc. - Pinnacle Series
Schedule of Investments
December 31, 2006
Inflation Protected Plus Portfolio

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS (b) - 98.9%
U.S. Treasury Bonds - 26.2%
3.875%, 04/15/2029	$208,719	$262,838
U.S. Treasury Notes - 72.7%
3.625%, 01/15/2008	43,727	44,193
3.875%, 01/15/2009	49,228	50,582
4.250%, 01/15/2010	95,972	101,011
0.8750%, 04/15/2010	53,270	50,502
3.500%, 01/15/2011	69,580	72,434
3.000%, 07/15/2012	78,579	80,866
2.000%, 01/15/2014	174,774	169,777
1.875%, 07/15/2015	166,026	159,106
		728,471
TOTAL U.S. TREASURY OBLIGATIONS (Cost $989,266)		991,309

	Shares	Value
SHORT TERM INVESTMENTS - 0.0%
Money Market Funds - 0.0%
Northern Institutional Diversified Assets Portfolio	10	$10
TOTAL SHORT TERM INVESTMENTS (Cost $10)		10
Total Investments (Cost $989,276) (a) - 98.9%		991,319
Other Assets in Excess of Liabilities - 1.1%		10,536
TOTAL NET ASSETS - 100.0%		$1,001,855

(a)	For federal income tax purposes, cost is $989,276 and gross unrealized appreciation and depreciation of securities as of December 31, 2006, was $2,043 and $0 respectively, with a net appreciation / (depreciation) of $2,043.
(b)	In flation protected security.

The accompanying notes are in integral part of the financial statements.

2

Summit Mutual Funds, Inc. - Pinnacle Series
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006

Inflation Protected
Plus Portfolio
ASSETS
Investments in securities, at value	$991,319
Receivables:
Interest and dividends	10,598
Receivable from adviser	2,672
1,004,589

LIABILITIES
Payables:
Fund accounting fees	205
Professional fees	2,434
Custodian fees	35
Administration fees	8
Other accrued expenses	52
2,734

NET ASSETS*
Paid-in capital	999,812
Net unrealized appreciation / (depreciation) on
investments	2,043
$1,001,855
Investments at cost	$989,276
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares
Share Class	Net Assets	Outstanding
Class I	$1,001,855	20,000	$50.09

* FEDERAL TAX DATA AS OF DECEMBER 31, 2006
Undistributed ordinary income	$-
Undistributed long-term gains	$-
Unrealized appreciation	$2,043

The accompanying notes are an integral part of the financi al statements.

3

Summit Mutual Funds, Inc. - Pinnacle Series
STATEMENT OF OPERATIONS
For the period ended December 31, 2006 (1)

Inflation Protected
Plus Portfolio
INVESTMENT INCOME
Interest	$222
Deflationary income adjustments	(348)
(126)
EXPENSES
Fund accounting fees	205
Professional fees	2,434
Transfer agent fees	42
Advisory fees	41
Custodian fees	35
Administration fees	8
Directors' fees	1
Shareholder reporting fees	1
Other expenses	9
2,776
Reimbursements and waivers	2 ( ,714)
62
NET INVESTMENT INCOME / (LOSS)	(188)

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	-

Net change in unrealized appreciation / (depreciation) on
investments	2,043

NET REALIZED AND UNREALIZED GAIN / (LOSS)	2,043

NET INCREASE / (DECREASE) IN NET ASSETS
FROM OPERATIONS	$1,855

TRANSACTIONS WITH AFFILIATES:
Percent of Current Net Asset Value
			Reimbursements and
Advisory Fee	Administration Fee	Expense Limit	Waivers
0.50%	0.10%	0.75%	$2,714

(1) Portfolio commenced operations on December 28, 2006.

The accompanying notes are an integral part of the financi al statements.

4

Summit Mutual Funds, Inc. - Pinnacle Series
STATEMENT OF CHANGES IN NET ASSETS

Inflation Protected Plus Portfolio

Period Ended December 31,
2006 (1)
OPERATIONS
Net investment income / (loss)	$(188)
Net realized gain / (loss) on investments	-
Net change in unrealized appreciation / (depreciation)
on investments	2,043
1,855

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	-
Net realized gain on investments	-
-

FUND SHARE TRANSACTIONS
Proceeds from shares sold	1,000,000
Reinvestment of distributions	-
Payments for shares redeemed	-
1,000,000

NET INCREASE / (DECREASE) IN NET ASSETS	1,001,855

NET ASSETS
Beginning of period	-
End of period	$1,001,855

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME	$-

FUND SHARE TRANSACTIONS
Sold	20,000
Reinvestment of distributions	-
Redeemed	-
Net increase / (decrease) from fund share transactions	20,000

TOTAL COST OF PURCHASE S OF:
U.S. Government Securities	$989,624
$989,624
TOTAL PROCEEDS FROM SALES OF:
U.S. Government Securities	$-
$-

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$-
Long-term capital gains	-
$-

(1) Portfolio commenced operations on December 28, 2006.

The accompanying notes are an integral part of the financi al statements.

5

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL HIGHLIGHTS

Lifestyle ETF
Market Strategy
Target Portfolio

Period Ended December 31,
2006 (1)
Net asset value, beginning of period	$50.00

NV I ESTMENT ACTIVITIES:
Net investment income / (loss)	-
Net realized and unrealized gains / (losses)	(0.16)
Total from Investment Activities	(0.16)

DISTRIBUTIONS:
Net investment income	-
Net realized gains	-
Total Distributions	-

Net asset value, end of period	$49.84
Total return	-0.32%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (2)	0.75%(3)
Ratio of expenses to average net assets - gross	220.56%(3)
Ratio of net investment income / (loss) to average net assets	(0.59%(3))
Portfolio turnover rate	0.00%
Net assets, end of period (000's)	$150

1) ( Portfolio commenced operations on December 28, 2006.
2) ( Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
3) ( Annualized.

The accompanying notes are an integral part of the financi al statements.

6

Summit Mutual Funds, Inc. - Pinnacle Series
Schedule of Investments
December 31, 2006
Lifestyle ETF Maket Strategy Target Portfolio

	Shares	Value
INVESTMENT COMPANIES - 94.0%
iShares Lehman Aggregate Bond Fund	301	$30,010
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	30	2,964
iShares MSCI EAFE Index Fund	306	22,405
iShares Russell 2000 Index Fund	57	4,449
iShares S&P 500 Growth Index Fund	552	35,831
iShares S&P 500 Value Index Fund	388	29,833
Midcap SPDR Trust Series 1	41	6,010
Summit High Yield Bond Fund (b)	260	7,500
Vanguard REIT ETF	20	1,540
TOTAL INVESTME NT COMPANIES (Cost $141,021)		140,542
SHORT TERM INVESTMENTS - 100.3%
Money Market Funds - 97.0%
Northern Institutional Diversified Assets Portfolio	145,051	145,051
	Principal
	Amount	Value
U.S. Treasury Bills - 3.3%
4.840%, 03/15/2007	$5,000	$4,952
TOTAL SHORT TERM INVESTMENTS (Cost $150,002)		150,003
Total Investments (Cost $291,023) (a) - 194.3%		290,545
Liabilities in Excess of Other Assets - (94.3)%		(141,030)
TOTAL NET ASSETS - 100.0%		$149,515

(a)	For federal income tax purposes, cost is $291,023 and gross unrealized appreciation and depreciation of securities as of December 31, 2006, was $8 and ($486) respectively, with a net appreciation / (depreciation) of ($478).
(b)	Affiliated issuer. Affiliated issuers, as defined under the 1940 Act, include any Fund of Summit Mutual Funds, Inc.
and any issuer in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of transactions in the securities of these issuers during the period ended December 31,
2006, is a follows:

	Balance of Shares			Balance of Shares		Investment Income
	Held Dec. 28,	Gross Purchases	Gross Sales and	Held Dec. 31,	Value Dec. 31,	Dec. 28, 2006-
Fund	2006	and Additions	Reductions	2006	2006	Dec. 31, 2006
Summit High Yield Bond Fund	-	260	-	260	$7,500	-

The accompanying notes are in integral part of the financial statements.

7

Summit Mutual Funds, Inc. - Pinnacle Series
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006

Lifestyle ETF
Market Strategy
Target Portfolio
ASSETS
Investments in securities, at value
Unaffiliated issuers	$283,045
Affiliated issuers	7,500
Receivable from adviser	2,694
293,239

LIABILITIES
Payables:
Investment securities purchased	141,021
Fund accounting fees	205
Professional fees	2,416
Custodian fees	29
Other accrued expenses	53
143,724

NET ASSETS*
Paid-in capital	149,993
Net unrealized appreciation / (depreciation) on
investments	(478)
$149,515
Investments at cost
Unaffiliated issuers	$283,523
Affiliated issuers	7,500
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares
Share Class	Net Assets	Outstanding
Class I	$149,515	3,000	$49.84

* FEDERAL TAX DATA AS OF DECEMBER 31, 2006
Undistributed ordinary income	$-
Undistributed long-term gains	$-

The accompanying notes are an integral part of the financi al statements.

8

Summit Mutual Funds, Inc. - Pinnacle Series
STATEMENT OF OPERATIONS
For the period ended December 31, 2006 (1)

Lifestyle ETF
Market Strategy
Target Portfolio
INVESTMENT INCOME
Interest	$2
EXPENSES
Fund accounting fees	205
Professional fees	2,416
Transfer agent fees	42
Custodian fees	29
Advisory fees	7
Administration fees	1
Directors' fees	1
Shareholder reporting fees	1
Other expenses	8
2,710
Reimbursements and waivers	(2,701)
9
NET INVESTMENT INCOME / (LOSS)	(7)

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	-

Net change in unrealized appreciation / (depreciation) on
investments	(478)

NET REALIZED AND UNREALIZED GAIN / (LOSS)	(478)

NET INCREASE / (DECREASE) IN NET ASSETS
FROM OPERATIONS	$(485)

TRANSACTIONS WITH AFFILIATES:
Percent of Current Net Asset Value
			Reimbursements and
Advisory Fee	Administration Fee	Expense Limit	Waivers
0.55%	0.10%	0.75%	$2,701

(1) Portfolio commenced operations on December 28, 2006.

The accompanying notes are an integral part of the financi al statements.

9

Summit Mutual Funds, Inc. - Pinnacle Series
STATEMENT OF CHANGES IN NET ASSETS

Lifestyle ETF Market Strategy
Target Portfolio

Period Ended December 31,
2006(1)
OPERATIONS
Net investment income / (loss)	$(7)
Net realized gain / (loss) on investments	-
Net change in unrealized appreciation / (depreciation)
on investments	(478)
(485)

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	-
Net realized gain on investments	-
-

FUND SHARE TRANSACTIONS
Proceeds from shares sold	150,000
Reinvestment of distributions	-
Payments for shares redeemed	-
150,000

NET INCREASE / (DECREASE) IN NET ASSETS	149,515

NET ASSETS
Beginning of period	-
End of period	$149,515

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME	$-

FUND SHARE TRANSACTIONS
Sold	3,000
Reinvestment of distributions	-
Redeemed	-
Net increase / (decrease) from fund share transactions	3,000

TOTAL COST OF PURCHASE S OF:
Investment Companies	$141,021
$141,021
TOTAL PROCEEDS FROM SALES OF:
Investment Companies	$-
$-

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$-
Long-term capital gains	-
$-

(1) Portfolio commenced operations on December 28, 2006.

The accompanying notes are an integral part of the financi al statements.

10

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL HIGHLIGHTS

Lifestyle ETF
Market Strategy
Conservative Portfolio

Period Ended December 31,
2006 (1)
Net asset value, beginning of period	$50.00

NV I ESTMENT ACTIVITIES:
Net investment income / (loss)	-
Net realized and unrealized gains / (losses)	(0.11)
Total from Investment Activities	(0.11)

DISTRIBUTIONS:
Net investment income	-
Net realized gains	-
Total Distributions	-

Net asset value, end of period	$49.89
Total return	-0.22%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (2)	0.75%(3)
Ratio of expenses to average net assets - gross	220.34%(3)
Ratio of net investment income / (loss) to average net assets	(0.52%(3))
Portfolio turnover rate	0.00%
Net assets, end of period (000's)	$150

1) ( Portfolio commenced operations on December 28, 2006.
2) ( Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
3) ( Annualized.

The accompanying notes are an integral part of the financi al statements.

11

Summit Mutual Funds, Inc. - Pinnacle Series
Schedule of Investments
December 31, 2006
Lifestyle ETF Market Strategy Conservative Portfolio

	Shares	Value
INVESTMENT COMPANIES - 91.0%
iShares Lehman Aggregate Bond Fund	595	$59,322
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	53	5,236
iShares MSCI EAFE Index Fund	201	14,717
iShares Russell 2000 Index Fund	37	2,888
iShares S&P 500 Growth Index Fund	362	23,498
iShares S&P 500 Value Index Fund	255	19,607
Midcap SPDR Trust Series 1	27	3,958
Summit High Yield Bond Fund (b)	208	6,000
Vanguard REIT ETF	13	1,001
TOTAL INVESTME NT COMPANIES (Cost $136,553)		136,227
SHORT TERM INVESTMENTS - 100.2%
Money Market Funds - 95.6%
Northern Institutional Diversified Assets Portfolio	143,071	143,071
	Principal
	Amount	Value
U.S. Treasury Bills - 4.6%
4.840%, 03/15/2007	$7,000	$6,933
TOTAL SHORT TERM INVESTMENTS (Cost $150,003)		150,004
Total Investments (Cost $286,556) (a) - 191.2%		286,231
Liabilities in Excess of Other Assets - (91.2)%		(136,562)
TOTAL NET ASSETS - 100.0%		$149,669

(a)	For federal income tax purposes, cost is $286,556 and gross unrealized appreciation and depreciation of securities as of December 31, 2006, was $5 and ($330) respectively, with a net appreciation / (depreciation) of ($325).
(b)	Affiliated issuer. Affiliated issuers, as defined under the 1940 Act, include any Fund of Summit Mutual Funds, Inc.
and any issuer in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of transactions in the securities of these issuers during the period ended December 31,
2006, is a follows:

	Balance of Shares			Balance of Shares		Investment Income
	Held Dec. 28,	Gross Purchases	Gross Sales and	Held Dec. 31,	Value Dec. 31,	Dec. 28, 2006-
Fund	2006	and Additions	Reductions	2006	2006	Dec. 31, 2006
Summit High Yield Bond Fund	-	208	-	208	$6,000	-

The accompanying notes are in integral part of the financial statements.

12

Summit Mutual Funds, Inc. - Pinnacle Series
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006

Lifestyle ETF
Market Strategy
Conservative Portfolio
ASSETS
Investments in securities, at value
Unaffiliated issuers	$280,231
Affiliated issuers	6,000
Receivable from adviser	2,694
288,925

LIABILITIES
Payables:
Investment securities purchased	136,553
Fund accounting fees	205
Professional fees	2,416
Custodian fees	30
Other accrued expenses	52
139,256

NET ASSETS*
Paid-in capital	149,994
Net unrealized appreciation / (depreciation) on
investments	(325)
$149,669
Investments at cost
Unaffiliated issuers	$280,556
Affiliated issuers	6,000
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares
Share Class	Net Assets	Outstanding
Class I	$149,669	3,000	$49.89

* FEDERAL TAX DATA AS OF DECEMBER 31, 2006
Undistributed ordinary income	$-
Undistributed long-term gains	$-

The accompanying notes are an integral part of the financi al statements.

13

Summit Mutual Funds, Inc. - Pinnacle Series
STATEMENT OF OPERATIONS
For the period ended December 31, 2006 (1)

Lifestyle ETF
Market Strategy
Conservative Portfolio
INVESTMENT INCOME
Interest	$3
EXPENSES
Fund accounting fees	204
Professional fees	2,416
Transfer agent fees	42
Custodian fees	30
Advisory fees	7
Administration fees	1
Directors' fees	1
Shareholder reporting fees	1
Other expenses	8
2,710
Reimbursements and waivers	2 ( ,701)
9
NET INVESTMENT INCOME / (LOSS)	(6)

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	-

Net change in unrealized appreciation / (depreciation) on
investments	(325)

NET REALIZED AND UNREALIZED GAIN / (LOSS)	(325)

NET INCREASE / (DECREASE) IN NET ASSETS
FROM OPERATIONS	$(331)

TRANSACTIONS WITH AFFILIATES:
Percent of Current Net Asset Value
			Reimbursements and
Advisory Fee	Administration Fee	Expense Limit	Waivers
0.55%	0.10%	0.75%	$2,701

(1) Portfolio commenced operations on December 28, 2006.

The accompanying notes are an integral part of the financi al statements.

14

Summit Mutual Funds, Inc. - Pinnacle Series
STATEMENT OF CHANGES IN NET ASSETS

Lifestyle ETF Market Strategy
Conservative Portfolio

Period Ended December 31,
2006(1)
OPERATIONS
Net investment income / (loss)	$(6)
Net realized gain / (loss) on investments	-
Net change in unrealized appreciation / (depreciation)
on investments	(325)
(331)

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	-
Net realized gain on investments	-
-

FUND SHARE TRANSACTIONS
Proceeds from shares sold	150,000
Reinvestment of distributions	-
Payments for shares redeemed	-
150,000

NET INCREASE / (DECREASE) IN NET ASSETS	149,669

NET ASSETS
Beginning of period	-
End of period	$149,669

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME	$-

FUND SHARE TRANSACTIONS
Sold	3,000
Reinvestment of distributions	-
Redeemed	-
Net increase / (decrease) from fund share transactions	3,000

TOTAL COST OF PURCHASE S OF:
Investment Companies	$136,553
$136,553
TOTAL PROCEEDS FROM SALES OF:
Investment Companies	$-
$-

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$-
Long-term capital gains	-
$-

(1) Portfolio commenced operations on December 28, 2006.

The accompanying notes are an integral part of the financi al statements.

15

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL HIGHLIGHTS

Lifestyle ETF
Market Strategy
Aggressive Portfolio

Period Ended December 31,
2006 (1)
Net asset value, beginning of period	$50.00

NV I ESTMENT ACTIVITIES:
Net investment income / (loss)	-
Net realized and unrealized gains / (losses)	(0.21)
Total from Investment Activities	(0.21)

DISTRIBUTIONS:
Net investment income	-
Net realized gains	-
Total Distributions	-

Net asset value, end of period	$49.79
Total return	-0.42%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (2)	0.75%(3)
Ratio of expenses to average net assets - gross	220.77%(3)
Ratio of net investment income / (loss) to average net assets	(0.72%(3))
Portfolio turnover rate	0.00%
Net assets, end of period (000's)	$149

1) ( Portfolio commenced operations on December 28, 2006.
2) ( Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
3) ( Annualized.

The accompanying notes are an integral part of the financi al statements.

16

Summit Mutual Funds, Inc. - Pinnacle Series
Schedule of Investments
December 31, 2006
ETF Market Strategy Aggressive Portfolio

	Shares	Value
INVESTMENT COMPANIES - 98.1%
iShares Lehman Aggregate Bond Fund	100	$9,970
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	10	988
iShares MSCI EAFE Index Fund	402	29,434
iShares Russell 2000 Index Fund	75	5,854
iShares S&P 500 Growth Index Fund	725	47,060
iShares S&P 500 Value Index Fund	509	39,137
Midcap SPDR Trust Series 1	53	7,770
Summit High Yield Bond Fund (b)	149	4,300
Vanguard REIT ETF	26	2,002
TOTAL INVESTME NT COMPANIES (Cost $147,134)		146,515
SHORT TERM INVESTMENTS - 100.4%
Money Market Funds - 99.7%
Northern Institutional Diversified Assets Portfolio	149,010	149,010
	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 0.7%
U.S. Treasury Bills
4.840%, 03/15/2007	$1,000	$990
TOTAL SHORT TERM INVESTMENTS (Cost $150,000)		150,000
Total Investments (Cost $297,134) (a) - 198.5%		296,515
Liabilities in Excess of Other Assets - (98.5)%		(147,142)
TOTAL NET ASSETS - 100.0%		$149,373

(a)	For federal income tax purposes, cost is $297,134 and gross unrealized appreciation and depreciation of securities as of December 31, 2006, was $9 and ($628) respectively, with a net appreciation / (depreciation) of ($619).
(b)
Affiliated issuer. Affiliated issuers, as defined under the 1940 Act, include any Fund of Summit Mutual Funds, Inc. and any issuer in
	which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.	A summary of
t ra nsactions in the securities of these issuers during the period ended December 31, 2006, is a follows:

	Balance of Shares			Balance of Shares		Investment Income
	Held Dec. 28,	Gross Purchases	Gross Sales and	Held Dec. 31,	Value Dec. 31,	Dec. 28, 2006-
Fund	2006	and Additions	Reductions	2006	2006	Dec. 31, 2006
Summit High Yield Bond Fund	-	149	-	149	$4,300	-

The accompanying notes are in integral part of the financial statements.

17

Summit Mutual Funds, Inc. - Pinnacle Series
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006

Lifestyle ETF
Market Strategy
Aggressive Portfolio
ASSETS
Investments in securities, at value
Unaffiliated issuers	$292,215
Affiliated issuers	4,300
Receivable from adviser	2,694
299,209

LIABILITIES
Payables:
Investment securities purchased	147,133
Fund accounting fees	205
Professional fees	2,416
Custodian fees	30
Other accrued expenses	52
149,836

NET ASSETS*
Paid-in capital	149,992
Net unrealized appreciation / (depreciation) on
investments	(619)
$149,373
Investments at cost
Unaffiliated issuers	$292,834
Affiliated issuers	4,300
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares
Share Class	Net Assets	Outstanding
Class I	$149,373	3,000	$49.79

* FEDERAL TAX DATA AS OF DECEMBER 31, 2006
Undistributed ordinary income	$-
Undistributed long-term gains	$-

The accompanying notes are an integral part of the financi al statements.

18

Summit Mutual Funds, Inc. - Pinnacle Series
STATEMENT OF OPERATIONS
For the period ended December 31, 2006 (1)

Lifestyle ETF
Market Strategy
Aggressive Portfolio
INVESTMENT INCOME
Interest	$1
EXPENSES
Fund accounting fees	205
Professional fees	2,416
Transfer agent fees	42
Custodian fees	30
Advisory fees	7
Administration fees	1
Directors' fees	1
Other expenses	8
2,710
Reimbursements and waivers	2 ( ,701)
9
NET INVESTMENT INCOME / (LOSS)	(8)

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	-

Net change in unrealized appreciation / (depreciation) on
investments	(619)

NET REALIZED AND UNREALIZED GAIN / (LOSS)	(619)

NET INCREASE / (DECREASE) IN NET ASSETS
FROM OPERATIONS	$(627)

TRANSACTIONS WITH AFFILIATES:
Percent of Current Net Asset Value
			Reimbursements and
Advisory Fee	Administration Fee	Expense Limit	Waivers
0.55%	0.10%	0.75%	$2,701

(1) Portfolio commenced operations on December 28, 2006.

The accompanying notes are an integral part of the financi al statements.

19

Summit Mutual Funds, Inc. - Pinnacle Series
STATEMENT OF CHANGES IN NET ASSETS

Lifestyle ETF Market Strategy
Aggressive Portfolio

Period Ended December 31,
2006(1)
OPERATIONS
Net investment income / (loss)	$(8)
Net realized gain / (loss) on investments	-
Net change in unrealized appreciation / (depreciation)
on investments	(619)
(627)

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	-
Net realized gain on investments	-
-

FUND SHARE TRANSACTIONS
Proceeds from shares sold	150,000
Reinvestment of distributions	-
Payments for shares redeemed	-
150,000

NET INCREASE / (DECREASE) IN NET ASSETS	149,373

NET ASSETS
Beginning of period	-
End of period	$149,373

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME	$-

FUND SHARE TRANSACTIONS
Sold	3,000
Reinvestment of distributions	-
Redeemed	-
Net increase / (decrease) from fund share transactions	3,000

TOTAL COST OF PURCHASE S OF:
Investment Companies	$147,134
$147,134
TOTAL PROCEEDS FROM SALES OF:
Investment Companies	$-
$-

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$-
Long-term capital gains	-
$-

(1) Portfolio commenced operations on December 28, 2006.

The accompanying notes are an integral part of the financi al statements.

20

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL HIGHLIGHTS

Natural Resources Portfolio

Period Ended December 31,
	2006 (1)
Net asset value, beginning of period	$50.00

I NV ESTMENT ACTIVITIES:
Net investment income / (loss)	-
Net realized and unrealized gains / (losses)	(0.02)
Total from Investment Activities	(0.02)

DISTRIBUTIONS:
Net investment income	-
Net realized gains	-
Total Distributions	-

Net asset value, end of period	$49.98
Total return	-0.04%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (2)	0.75	%(3)
Ratio of expenses to average net assets - gross	133.46	%(3)
Ratio of net investment income / (loss) to average net assets	(0.75	)%(3)
Portfolio turnover rate	0.00%
Net assets, end of period (000's)	$250

(1) Portfolio commenced operations on December 28, 2006.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

The accompanying notes are an integral part of the financi al statements.

21

Summit Mutual Funds, Inc. - Pinnacle Series
Schedule of Investments
December 31, 2006
Natural Resources Portfolio

	Shares	Value
INVESTMENT COMPANIES - 99.8%
iPath Dow Jones - AIG Commodity Index Total Return ETN (a)	1,227	$60,049
iShares Goldman Sachs Natural Resources Index Fund	428	43,485
Powershares DB Commodity Index Tracking Fund	2,446	60,123
Vanguard Materials ETF	528	37,340
Vanguard REIT ETF	627	48,279
TOTAL INVESTME NT COMPANIES (Cost $249,336)		249,276
SHORT TERM INVESTMENTS - 100.0%
Money Market Funds - 100.0%
Northern Institutional Diversified Assets Portfolio	250,000	250,000
TOTAL SHORT TERM INVESTMENTS (Cost $250,000)		250,000
Total Investments (Cost $499,336) (b) - 199.8%		499,276
Liabilities in Excess of Other Assets - (99.8)%		(249,352)
TOTAL NET ASSETS - 100.0%		$249,924

(a)	Non income producing security.

(b)	For federal income tax purposes, cost is $499,336 and gross unrealized appreciation and depreciation of securities as of December 31, 2006, was $564 and ($624) respectively, with a net appreciation / (depreciation) of ($60).

The accompanying notes are in integral part of the financial statements.

22

Summit Mutual Funds, Inc. - Pinnacle Series
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006

Natural Resources
Portfolio
ASSETS
Investments in securities, at value	$499,276
Receivable from adviser	2,714
501,990

LIABILITIES
Payables:
Investment securities purchased	249,336
Fund accounting fees	205
Professional fees	2,440
Custodian fees	30
Other accrued expenses	55
252,066

NET ASSETS*
Paid-in capital	249,984
Net unrealized appreciation / (depreciation) on
investments	(60)
$249,924
Investments at cost	$499,336
Shares authorized ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares
Share Class	Net Assets	Outstanding
Class I	$249,924	5,000	$49.98

* FEDERAL TAX DATA AS OF DECEMBER 31, 2006
Undistributed ordinary income	$-
Undistributed long-term gains	$-

The accompanying notes are an integral part of the financi al statements.

23

Summit Mutual Funds, Inc. - Pinnacle Series
STATEMENT OF OPERATIONS
For the period ended December 31, 2006 (1)

Natural Resources
Portfolio
INVESTMENT INCOME
$-
EXPENSES
Fund accounting fees	205
Professional fees	2,440
Transfer agent fees	42
Custodian fees	30
Advisory fees	11
Administration fees	2
Directors' fees	1
Shareholder reporting fees	1
Other expenses	9
2,741
Reimbursements and waivers	2 ( ,725)
16
NET INVESTMENT INCOME / (LOSS)	(16)

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	-

Net change in unrealized appreciation / (depreciation) on
investments	(60)

NET REALIZED AND UNREALIZED GAIN / (LOSS)	(60)

NET INCREASE / (DECREASE) IN NET ASSETS
FROM OPERATIONS	$(76)

TRANSACTIONS WITH AFFILIATES:
Percent of Current Net Asset Value
		Reimbursements and
Advisory Fee Administration Fee	Expense Limit	Waivers
0.55% 0.10%	0.75%	$2,725

(1) Portfolio commenced operations on December 28, 2006.

The accompanying notes are an integral part of the financial statements.

24

Summit Mutual Funds, Inc. - Pinnacle Series
STATEMENTS OF CHANGES IN NET ASSETS

Natural Resources Portfolio

Period Ended December 31,
2006(1)
OPERATIONS
Net investment income / (loss)	$(16)
Net realized gain / (loss) on investments	-
Net change in unrealized appreciation / (depreciation)
on investments	(60)
(76)

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	-
Net realized gain on investments	-
-

FUND SHARE TRANSACTIONS
Proceeds from shares sold	250,000
Reinvestment of distributions	-
Payments for shares redeemed	-
250,000

NET INCREASE / (DECREASE) IN NET ASSETS	249,924

NET ASSETS
Beginning of period	-
End of period	$249,924

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME	$-

FUND SHARE TRANSACTIONS
Sold	5,000
Reinvestment of distributions	-
Redeemed	-
Net increase / (decrease) from fund share transactions	5,000

TOTAL COST OF PURCHASE S OF:
Investment Companies	$249,336
$249,336
TOTAL PROCEEDS FROM SALES OF:
Investment Companies	$-
$-

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$-
Long-term capital gains	-
$-

(1) Portfolio commenced operations on December 28, 2006.

The accompanying notes are an integral part of the financi al statements.

25

SUMMIT MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2006

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc., (“Summit Mutual Funds”), is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. Summit Mutual Funds offers the Pinnacle Series and the Apex Series. The shares of the Pinnacle Series (the “Series”) are sold to insurance companies and their separate accounts to fund the benefits under certain variable i n surance products. The results of the Series presented exclude the additional fees and expenses of variable annuity or variable life insurance contracts. The Series' shares are offered in fourteen different portfolios: Zenith Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, EAFE International Index Portfolio, Lehman Aggregate Bond Index Portfolio, Inflation Protected Plus Portfolio, Lifestyle ETF Market Strategy Target Portfolio, Lifestyle ETF Market Strategy Conservative Portfolio, Lifestyle ETF Market Strategy Aggressive Portfolio, and Natural Resources Portfolio (individually a “Portfolio”, collectively the “Portfolios”). The Zenith Portfolio seeks long-term appreciation of capital by investing primarily in common stocks and other equity securities. The Bond Portfolio seeks a high level of current income as is consistent with reasonable investment risk by investing primarily in long-term, fixed-income, n i vestment-grade corporate bonds. The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, and EAFE International Index Portfolio seek investment results that correspond to the total return performance of common stocks as represented by their respective index. The Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the o t tal return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment-grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Lehman Aggregate Bond Index Portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index. The Inflation Protected Plus Portfolio seeks to maximize real levels of current income consistent with reasonable investment risk, by i n vesting primarily in inflation-indexed, fixed-income securities. The Lifestyle ETF Market Strategy Target Portfolio seeks primarily to provide capital growth and, secondarily, investment income by investing primarily in a portfolio of various exchange traded funds, (“ETFs”), representing different market exposures. The Lifestyle ETF Market Strategy Conservative Portfolio seeks primarily to provide capital growth and, secondarily, investment n i come, while managing risk levels to a more conservative level as compared to the Lifestyle ETF Market Strategy Target Portfolio, by investing primarily in a portfolio of various ETFs representing different market exposures. The Lifestyle ETF Market Strategy Aggressive Portfolio seeks primarily to provide capital growth and, secondarily, investment income, while managing risk levels to a more aggressive level as compared to the Lifestyle ETF Market Strategy Target Portfolio, by investing primarily in a portfolio of ETFs representing different market exposures. The Natural Resources Portfolio seeks primarily to provide capital growth, consistent with appropriate risk levels, by investing primarily in a portfolio of various ETFs and exchange traded notes representing different natural resources exposures. The results of the Portfolio(s) for your investment product are n i cluded herein. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation - Securities held in each Portfolio, except for money market instruments maturing in 60 days or less, are valued as follows: Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ Global Market or NASDAQ Global Select Market, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Alternatively, NASDAQ listed securities may be valued on the basis of the NASDAQ Official Closing Price. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Examples of valuation bases and factors used to determine securities’ fair value include: a multiple of earnings, a discounted value from freely-traded similar securities, relative yield to maturity calculations, market values for similar securities, utilization of the fair value information service of FT Interactive Data, or a combination of these or other methods. Additionally, general market risk, and credit, yield and other risks particular to a given issue and other factors are considered. Money market instruments with a remaining maturity of 60 days or less held in each Portfolio are valued at amortized cost which approximates market value.

Securities transactions and investment income -S ecurities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income.

Federal taxes -It is the intent of Summit Mutual Funds to comply with the requirements under Subchapter M of the Internal Revenue Code applicable t o regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Regulated investment companies, owned by the segregated asset accounts of a life insurance company and held in connection with variable insurance products, are exempt from excise tax on undistributed income. Therefore, no provision for income or excise taxes has been recorded.

26

Distributions - Distributions from net investment income in all fixed income Portfolios generally are declared and paid quarterly. Equity Portfolios generally declare and pay dividends annually. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Portfolio at the net asset value per share.

The amount of distributions is determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles in the United States of America. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. The book/tax differences are primarily related to the tax deferral of losses on wash sales, Section 1256 Mark t o Market, paydowns on mortgage-backed securities, post-October capital losses, and partnership adjustments. Distributions which exceed net i n vestment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net i n vestment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Expenses - Allocable expenses of Summit Mutual Funds are charged to each Portfolio based on the ratio of the net assets of each Portfolio to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Portfolio based on specific identification.

Foreign Currency -Summit Mutual Funds’ accounting records are maintained in U.S. dollars. All Portfolios may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in, or expected to settle in foreign currencies, are translated into U.S. dollars at the spot rate at the close of the New York Currency Market. Summit Mutual Funds does not isolate the portion of operational results relating to changes in foreign exchange rates on investments from underlying market price fluctuations. All such results are included in net realized and unrealized gain or loss for investments.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies. Such risks include the level of governmental supervision and regulations of foreign securities markets and the possibility of political and economic instability.

Futures Contracts - The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, and EAFE International Index Portfolio (collectively, the “Index Portfolios”) as well as the Lifestyle ETF Market Strategy Target Portfolio, Lifestyle ETF Market Strategy Conservative Portfolio, Lifestyle ETF Market Strategy Aggressive Portfolio, and Natural Resources Portfolio (collectively, the “ETF Portfolios”) and Inflation Protected Plus Portfolio, may enter into futures contracts that relate to securities in which it may directly invest and indices composed of such securities and may purchase and write call and put options on such contracts. The Index Portfolios, ETF Portfolios, and Inflation Protected Plus Portfolio may invest up to 20% of their assets in such futures and/or options, except that until an Index Portfolio reaches $25 million (or $50 million in the case of the Nasdaq-100 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, and the EAFE I n ternational Index Portfolio), it may invest up to 100% in such futures and/or options. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When a Portfolio enters into a futures contract, it is required to deposit and maintain as collateral such n i itial margin as required by the exchange on which the contract is traded. Under terms of the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Index Portfolios invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. A potential risk to the Index Portfolios is that the change in t h e value of the underlying securities may not correlate to the value of the contracts.

Portfolio Securities Lending- The Portfolios currently lend their securities to approved borrowers to earn additional income and receive cash and/or securities as collateral to secure the loans. Income from securities lending is included in “Other Income” on the Statement of Operations. Collateral is maintained at not less than 100% of the current market value of loaned securities. Although the risk of lending is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return them. In addition to cash collateral, the Portfolios may accept noncash collateral consisting of government securities and irrevocable letters of credit from domestically domiciled banks.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

Investment Advisory fees -Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the “Adviser”) under terms of an Investment Advisory Agreement (the “Agreement”). Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds. Summit Mutual Funds pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis.

Approval of Advisory Contract (Unaudited) - At its November 14, 2006 meeting, the Board of Directors reviewed in detail written materials related to the proposed Portfolios’ investment advisory contracts. Following their review and consideration, the Directors determined that the i n vestment advisory contracts will enable shareholders of each Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and i n the best interests of its shareholders. The Board of Directors, including the Independent Directors, unanimously approved each investment advisory contract. In reaching their decision, the Directors requested and obtained from the Adviser such information as they deemed reasonably

27

necessary to evaluate the proposed contracts. The Directors also carefully considered comparative fee and expense information prepared using data from Lipper, Inc. (“Lipper”), independent providers of mutual fund performance, fee and expense information; and profitability data. In considering the proposed investment advisory contracts, the Directors evaluated a number of considerations that they believed, in light of the legal advice furnished to them by legal counsel to the Portfolios and the Independent Directors and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

•T he nature, extent and quality of the advisory services provided.T he Board concluded that the Adviser provides high quality services, as i n dicated by the nature and quality of services provided to other Portfolios in the past, other Portfolio’s competitive investment performance, the high level of correlation of the Index Portfolios to their benchmarks, the compliance track record of other Portfolios, the integrity, capability and professional experience of the Adviser’s personnel, and the Adviser’s financial resources. The Board concluded that the Adviser provides all facilities and services reasonably necessary to analyze, execute and maintain investments that are consistent with the Portfolios’ objectives, restrictions and limitations. The Board also determined that the Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to other Portfolios in the past, and that these services are appropriate in scope and extent in light of the Portfolios’ operations, the competitive landscape of the investment company business and investor needs.

•T he cost of advisory services provided and the level of profitability.T he Board examined the proposed investment advisory fees for each Portfolio, and noted that the Adviser charges 0.10% for administrative services. The Directors also reviewed the Adviser’s pre-tax operating i n come, gross revenues, margin (before and after dividends) for 2005 and the first three quarters of 2006, as well as other financial information relevant to an assessment of the Portfolios’ financial relationship with the Adviser. On the basis of this information, the Board concluded that, with respect to each Portfolio, the level of proposed investment advisory fees and fund administration fees is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between each Portfolio and the Adviser and its affiliates. Further, on the basis of comparative information supplied by Lipper, the Board determined that the proposed advisory fees and estimated overall expense ratio of each Portfolio were favorable to or consistent with industry averages.

• Whether the advisory fees reflect economies of scale.T he Board determined that the Portfolios have yet to achieve meaningful economies of scale, which, therefore, cannot be reflected in the advisory fees. The Board concluded that the proposed advisory fees reflect the current economic environment for the Adviser and the competitive nature of the mutual fund market. The Directors also noted that Portfolio expenses will be managed by the use of fee caps and waivers, as certain of the Portfolios are small and have not reached the size necessary to provide the Adviser its full fee.

• The extent to which economies of scale will be realized as the Portfolios grow.W hile the advisory fees do not reduce should Portfolio assets grow meaningfully, the Board determined that the advisory fees payable under the advisory arrangements already reflect potential future economies of scale to some extent by virtue of their competitive levels and the Adviser’s profitability at current or foreseeable asset levels. The Board also concluded that it would have the opportunity to periodically re-examine whether a Portfolio had achieved economies of scale, and the appropriateness of advisory fees payable to the Adviser, in the future.

•B enefits (such as soft dollars) to the Adviser from their relationships with the Portfolios (and any corresponding benefits to the Portfolios). The Board determined that other benefits derived by the Adviser from its relationship with the Portfolios are reasonable and fair, and are consistent with industry practice and the best interest of the Portfolios and their shareholders. In this regard, the Directors noted that fixed i n come and index trading provide limited opportunities for soft dollars. In addition, the Directors determined that the proposed fund administration fees paid by the Portfolios to the Adviser are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs of providing the services, the impact of the fees on the Portfolios’ overall operating expenses, and the necessity of the services for the Portfolios’ operations.

• Other Considerations:In approving the investment advisory arrangements, the Board also considered the high quality of existing portfolio management personnel, who will manage the Portfolios, and the Adviser’s overall portfolio management capabilities. The Board determined that h t e Adviser has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Portfolios in a professional manner that is consistent with the best interests of the Portfolios and their shareholders. The Board also concluded that the Adviser has made a significant entrepreneurial commitment to the management and success of the Portfolios, including expense limitation undertakings, which could entail a substantial financial and professional commitment to the successful operation of the Portfolios.

Administration fees- The Portfolios have also entered into an Administrative Services Agreement with the Adviser in which the Adviser, at its expense, maintains certain of the Portfolios’ books and records and furnishes such office space, facilities, equipment, and clerical help as the Portfolios may reasonably require in the conduct of business. In addition, the Adviser pays for the services of all executive, administrative, clerical, and other personnel, including officers of the Portfolios, who are employees of Union Central. Expenses not expressly assumed by the Adviser under the Agreement will be paid by the Portfolios. A separate administrative service fee of 0.10% of average daily net assets on an annual basis will be imposed for these services.

28

Directors' fees - Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Scudder Money Market Fund.

Other - The Adviser is a wholly-owned subsidiary of The Union Central Life Insurance Company (“Union Central”). On January 1, 2006, Union Central converted from an Ohio mutual life insurance company to an Ohio stock life insurance company subsidiary of a new Ohio mutual insurance holding company. The newly formed Ohio mutual insurance holding company immediately merged with and into Ameritas Acacia Mutual Holding Company, a Nebraska mutual insurance holding company, pursuant to an Agreement and Plan of Merger dated January 28, 2005. Upon consummation of the merger, Ameritas Acacia Mutual Holding Company changed its name to UNIFI Mutual Holding Company, and Union Central became an indirect subsidiary of UNIFI Mutual Holding Company. Subject to the direction and authority of Summit Mutual Funds’ Board of Directors, the Adviser manages the investment and reinvestment of the assets of each Portfolio and provides administrative services and manages Summit Mutual Funds’ business affairs.

NOTE 3 - FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes,” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

n I September 2006, the Financial Accounting Standards Board issued its new Standard No. 157, “Fair Value Measurements,” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Summit Mutual Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of nv i estments, of Summit Mutual Funds, Inc. - Pinnacle Series (the “Funds”), including the Inflation Protected Plus Portfolio, Lifestyle ETF Market Strategy Target Portfolio, Lifestyle ETF Market Strategy Conservative Portfolio, Lifestyle ETF Market Strategy Aggressive Portfolio, and Natural Resources Portfolio, as of December 31, 2006, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period December 28, 2006 (inception date) through December 31, 2006. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their i n ternal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a e t st basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds constituting Summit Mutual Funds, Inc. - Pinnacle Series as of December 31, 2006, the results of their operations, the changes in their net assets, and the financial highlights for the period December 28, 2006 (inception date) through December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
February 9, 2007

30

Independent Directors

Number of
Portfolios in
		Term of Office	Principal	Fund Complex
	Position(s) with	and Length of	Occupation(s)During Past	Overseen by	Other Directorships
Name, Age and Address(1)	the Fund	Time Served	Five Years	Director	Held by Director

Theodore H. Emmerich	Director	Indefinite Term	Consultant	21	American Financial
(80)	and Chairman	Director since			Group
1987

Yvonne L. Gray	Director	Indefinite Term	Executive Vice President/	21
(55)		Director since	CCO, United Way of Greater
		1999	Cincinnati (Social Services
Provider); prior thereto, Vice
President / Trust Operations
Officer, Fifth Third Bank;
former Audit Manager, Price
Waterhouse (Accounting
Firm)

Michael K. Keating	Director	Indefinite Term	Managing Director, Keating	21
(51)		Director since	Vollmer & Co. LLC (Private
		2005	Equity Investment Firm)

David C. Phillips	Director	Indefinite Term	Co-Founder, Cincinnati	21	Meridian Bioscience,
(68)		Director since	Works Inc. (Job Placement);		Inc.; Cintas, Inc.
		2001	prior thereto, Chief Executive
Officer, Downtown
Cincinnati Inc. (Economic
Revitalization of Cincinnati)

Mary W. Sullivan	Director	Indefinite Term	Attorney, Peck, Shaffer &	21	Franklin Savings and
(50)		Director since	Williams LLP (Law Firm)		Loan Co.; First
		2001			Franklin Corporation
Interested Director and Officers

Number of
Portfolios in
		Term of Office	Principal	Fund Complex
Name, Age and	Position(s) with	and Length of	Occupation(s)During Past	Overseen by	Other Directorships
Address(1)	the Fund	Time Served	Five Years	Director	Held by Director

Steven R. Sutermeister*	Director,	Indefinite Term	Senior Vice President, Union	21	Summit Investment
(52)	President and	Director since	Central; President and Chief		Partners, Inc.; Union
	Chief Executive	1999	Executive Officer, Adviser.		Central Mortgage
	Officer				Funding, Inc.

John F. Labmeier	Vice President	Indefinite Term	Vice President, Associate	NA	NA
1876 Waycross Rd	and Secretary	Officer since	General Counsel and
Cincinnati, OH 45240.		1990	Assistant Secretary, Union
(57)			Central; Vice President and
Secretary, Carillon
I n vestments, Inc.; Secretary,
Adviser

Thomas G. Knipper	Vice President,	Indefinite Term	Chief Compliance Officer	NA	NA
(49)	Controller and	Officer since	and Treasurer, Adviser
	Chief	1995
Compliance
Officer

Gerald Q. Herbert	Treasurer	Indefinite Term	Director of Finance and	NA	NA
(40)		Officer since	Accounting, Adviser; prior
		2005	t h ereto, Controller, General
Factory Supplies Co.

John M. Lucas	Assistant	Indefinite Term	Second Vice President,	NA	NA
1876 Waycross Rd.	Secretary	Officer since	Counsel and Assistant
Cincinnati, OH 45240		1990	Secretary, Union Central
(55)

(1)	Except as otherwise indicated, the business of each listed person is 312 Walnut St., Ste. 2500, Cincinnati, OH 45202
*	Mr. Sutermeister may be considered to be an "interested person" of the Fund (within the meaning of the Investment Company Act of 1940) because of his affiliation with the Adviser.
Note - T he Statement of Additional Information includes additional information about fund directors and is available without charge, upon request, by calling 1-877-546-FUND.

The Summit Pinnacle Series are distributed to insurance company separate accounts and are available in variable annuity and variable universal life insurance products. Summit Pinnacle Series is distributed by Ameritas Investment Corp. Lincoln, Nebraska, Member SIPC. The Pinnacle Series consist of the following Portfolios:

Fixed Income & Balanced Index Funds
Balanced Index Portfolio
Lehman Aggregate Bond Index Portfolio
Inflation Protected Plus Portfolio

Managed Funds
Zenith Portfolio
Bond Portfolio
Lifestyle ETF Market Strategy Target Portfolio
Lifestyle ETF Market Strategy Conservative Portfolio
Lifestyle ETF Market Strategy Aggressive Portfolio
Natural Resources Portfolio

The Summit Apex Series are a family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including risks, charges and expenses, call 888-259-7565 for a prospectus. Please read the prospectus carefully before you invest or send money. Summit Apex Series are distributed by Quasar Distributors, LLC. Milwaukee, Wisconsin. The Apex Series consist of the following Funds:

Equity Index Funds
Nasdaq-100 Index Fund

Managed Funds
Everest Fund
Bond Fund
Short-term Government Fund
High Yield Bond Fund
Large Cap Growth Fund

Money Market Funds
Money Market Fund

Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.

SMFI 231PINNACLE 12/06

SUMMIT MUTUAL FUNDS

Item 2. Code of Ethics.

As of the end of the period covered by this report (December 31, 2006), the Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer/controller. This code of ethics is posted on the Fund's website, www.summitfunds.com.

Item 3. Audit Committee Financial Expert.

The Audit Committee of the Summit Mutual Funds, Inc. Board of Directors has named the following financial experts:

- Theodore H. Emmerich, Independent Director
- Yvonne L. Gray, Independent Director
- David C. Phillips, Independent Director

Item 4. Principal Accountant Fees and Services.

		Fiscal Year Ended 12/31
		-------------	--------------
		2006	2005
		--------------	--------------
		$147,108	$142,271
(a)	Audit Fees		3,000
(b)	Audit-related Fees
(c)	Tax Fees
(d)	All Other Fees
(e)	(1) Pre-approval Policy* (see below)
(e)	(2) % above that were pre-approved	0%	0%
(f)	If greater than 50%, disclose hrs.	N/A	N/A
(g)	Non-audit fees rendered to Adviser
	(or affiliate that provided services
	to the Funds).	60,900	197,950
(h)	Disclose whether the Audit Committee
	has considered whether the provisions
	of non-audit services rendered to the
	Adviser that were NOT pre-approved is
	compatible with maintaining the
	auditor's independence.	YES	YES

*(e)	(1) The following discloses the audit committee's pre-approval policies and procedures, as set forth in the Audit Committee Charter:

"(c) The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Fund by the Accountant, including the fees therefore. The Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (c) shall be presented to the full Committee at its next scheduled meeting.

(d) Pre-approval for a non-audit service shall not be required if: (1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Fund to the Accountant in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Fund at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

(e) The Committee shall pre-approve the Accountant's engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Fund in accordance with paragraph (c) above, if the engagement relates directly to the operations and financial reporting of the Fund, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Accountant by the Fund, the Adviser and any affiliate of the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (without regard to this exception)."

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Included in Report to Shareholders.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant's President and Controller have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(1) Code of Ethics, filed herewith.
(2) Certifications pursuant to Rule 30a-2(a) under the Act filed herewith.
(3) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Summit Mutual Funds, Inc.

By (Signature and Title) /s/ Steven R. Sutermeister
Steven R. Sutermeister, President

Date   3/7/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Steven R. Sutermeister
Steven R. Sutermeister, President

Date   3/7/2007

By (Signature and Title) /s/ Thomas G. Knipper
Thomas G. Knipper, Controller

Date   3/7/2007